UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: 06/30

Date of reporting period: 06/30/10

Item 1.	Reports to Stockholders.

HC CAPITAL TRUST	Annual Report

June 30, 2010

We are pleased to present the June 30, 2010 Annual Report for the HC Capital Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of sixteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), which are selected by the Advisor, and, are approved by and under the general supervision of, the Trust’s Board of Trustees.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Commodity Related Securities Portfolio, seeks capital appreciation and current income by investing in a diversified portfolio of commodity-related instruments.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Annual Report

June 30, 2010

Fiscal Year 2010 Summary

General Market

(Unaudited)

Over the period investment markets rebounded dramatically from one of the most severe global financial crises in history. Global government intervention stopped the panic, improved confidence and restored credit market functions. The crisis was caused by too much global debt. Countries, companies, and consumers were over-levered and the assets that secured the leverage were overpriced. As prices declined and the security of the loans became questionable investors stopped lending, credit markets ceased and a precipitous decline in equity markets ensued. The fundamental problem of excessive leverage remains and will take years to overcome. However, solving the problem requires functioning economies and financial systems, which has been the purpose of the global government intervention.

From an investment perspective it is important to recognize that investments, particularly equity investments, are leading not lagging economic indicators, and tend to anticipate where the economy is headed, as opposed to where it is today, or where it has been. Historically this has meant that financial markets have rebounded from depressed levels far sooner and far more quickly than the economy or expectations. The last twelve months have been consistent with this. The S&P 500 has gained more than 14% over the past twelve months. U.S. small capitalization stocks have increased more than 20% as have international emerging market equities. High yield bonds which are more credit sensitive have increased more than 25% and real estate securities have increased more than 50%.

During the past quarter the equity markets pulled back as the Greek debt crisis unfolded and investors grew concerned with the implications of potential defaults on the banking system. Investors are also concerned with the impact of government austerity measures on global economic demand and growth. As stated earlier, the fundamental problem of excessive debt will take years to overcome. For long-term investors, many asset classes offer attractive long-term valuations. Today’s challenge is that achieving those returns will require patience and tolerance with short-term periods of financial stress and volatility.

For the year, within the markets, one of the biggest sources of return or performance variation has been quality. In general, within asset classes, higher quality investments have lagged lower quality investments. Our definition of quality is companies or credits that have good balance sheets (low debt) and steady, stable and reliable cash flows or earnings. During the crisis the equity and debt securities of many low quality companies declined precipitously over fears the company might default or go out of business, which many did. As the crisis diminished and it became clear that these same companies would likely survive, the prices of their securities increased dramatically. In the short-term, this caused the performance of many investment managers that by strategy or guideline, do not or will not buy lower quality, distressed securities or situations to lag the benchmark.

The table below summarizes the performance of each Portfolio in the HC Capital Trust except for The Commodity Related Securities Portfolio, which commenced operations on June 8, 2010. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index. All of the referenced benchmark indices are unmanaged, which means that the indices results do not reflect the impact of expenses associated with investing in securities, such as fees, brokerage commission and transactions costs.

HC Capital Trust Portfolio	Fiscal Year 2010 Return
The Value Equity Portfolio	14.94%
Russell 1000® Value Index[1]	16.92%

The Institutional Value Equity Portfolio	15.54%
Russell 1000® Value Index[1]	16.92%

The Growth Equity Portfolio	11.26%
Russell 1000® Growth Index[1]	13.62%

The Institutional Growth Equity Portfolio	12.23%
Russell 1000® Growth Index[1]	13.62%

The Small Capitalization Equity Portfolio	16.83%
Russell 2000® Index[1]	21.48%

The Institutional Small Capitalization Equity Portfolio	16.65%
Russell 2000® Index[1]	21.48%

The Real Estate Securities Portfolio	37.18%	(a)
Wilshire Real Estate Securities Index[2]	56.07%

The International Equity Portfolio	9.39%
MSCI EAFE Index[3]	6.38%

The Institutional International Equity Portfolio	-10.46%	(b)
MSCI EAFE Index[3]	-11.46%	(b)

The Emerging Markets Portfolio	-5.50%	(a)(c)
MSCI EM Index[4]	-3.61%	(c)

The Fixed Income Portfolio	15.10%
Barclays Capital U.S. Aggregate Bond Index[5]	9.50%

The Fixed Income II Portfolio	10.78%
Barclays Capital U.S. Aggregate Bond Index[5]	9.50%

The Fixed Opportunity Portfolio	18.19%
CSFB High Yield Bond Index[6]	26.92%

The Short-Term Municipal Bond Portfolio	3.39%
BofA Merrill Lynch 1-3 Year Muni Index[7]	3.00%

The Intermediate Term Municipal Bond Portfolio	8.57%
Barclays Capital Muni 3-15 Year Blend Index[8]	8.01%
Barclays Capital 5-Year GO Muni Index[9]	6.97%

In reviewing the table above and the remainder of this report, note that past performance does not guarantee future results. The remainder of this report contains more specific details about the performance, strategy and managers in each of the portfolios.

(a)

The return shown is based on the net asset value calculated for shareholder transactions which differs from the return shown in the financial highlights which reflects adjustments made to the net asset value for financial reporting purposes.

(b)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(c)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.
[1]

Each of the Russell indices is a market cap-weighted index of common stocks domiciled in the U.S. Unlike the S&P 500 Stock Index however, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking US common stocks ranked from largest to smallest market capitalization, and including in the index the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index® that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.

[2]

Wilshire Real Estate Securities Index – is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991.

[3]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets.

[4]

MSCI Emerging Markets Index (“MSCI EM Index”) – is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 27, 2010 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

[5]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.
[6]

The Credit Suisse / First Boston (“CSFB”) High Yield Bond Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. It is comprised of over 1,600 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds. Floating-rate, convertible and preferred stock issues are not included.

[7]

The Bank of America (“BofA”) Merrill Lynch 1-3 Year Municipal Index is an equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment-grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.

[8]	Barclays Capital Municipal Bond 3-15 Year Blend Index - is an index composed of tax-exempt bonds with maturities ranging between 2 and 17 years.
[9]

The Barclays Capital 5-Year General Obligations Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

The Value Equity Portfolio

The Institutional Value Equity Portfolio

(Unaudited)

The Value Equity Portfolio (the “Portfolio”) managed by AllianceBernstein, L.P., Institutional Capital, LLC, and SSgA Funds Management, Inc. returned 14.94% for the fiscal year compared to 16.92% for the Russell 1000® Value Index1 and 12.88% for the average manager in the Lipper 2 universe of Large Cap Value Funds.

The Institutional Value Equity Portfolio (the “Institutional Portfolio”) managed by AllianceBernstein, L.P., Institutional Capital, LLC, Pacific Investment Management Company, LLC (“PIMCO”) and SSgA Funds Management, Inc. returned 15.54% for the fiscal year compared to 16.92% for the Russell 1000® Value Index1 and 12.88% for the average manager in the Lipper 2 universe of Large Cap Value Funds.

Both Portfolios had good absolute returns for the period but lagged the benchmark because of higher allocations to larger capitalization, higher quality stocks. Over the period, smaller capitalization, lower quality stocks posted better performance as higher risk stocks benefitted the most from the rebound. The Portfolios are biased to larger capitalization, higher quality companies because they have less financial risk and superior valuations that are expected to translate into higher returns and less portfolio volatility over time. The performance of the Institutional Portfolio was marginally better because of the performance of the PIMCO investment account, which is not part of the Portfolio. PIMCO is invested in an enhanced index strategy that employs S&P 500 futures. This strategy is only employed in the Institutional Portfolio where tax efficiency is not a concern.

Over the period the Portfolios’ allocation to larger capitalization higher quality companies was increased by transitioning the SSgA indexed managed portion of the portfolio from the Russell 1000® Value Index to the Russell Top 200® Value Index.

[1]

The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio from 7/1/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.36%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Value Equity Portfolio from 7/18/08 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.40%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

(Unaudited)

The Growth Equity Portfolio (the “Portfolio”) managed by Jennison Associates LLC, Sustainable Growth Advisers, and SSgA Funds Management, Inc. returned 11.26% for the fiscal year compared to 13.62% for the Russell 1000® Growth Index 1 and 11.30% for the average manager in the Lipper2 universe of Large Cap Growth Funds.

The Institutional Growth Equity Portfolio (the “Institutional Portfolio”) managed by Jennison Associates LLC, Sustainable Growth Advisers, Pacific Investment Management Company, LLC (“PIMCO”) and SSgA Funds Management, Inc. returned 12.23% for the fiscal year compared to 13.62% for the Russell 1000® Growth Index1 and 11.30% for the average manager in the Lipper 2 universe of Large Cap Growth Funds.

Both Portfolios had good absolute returns for the period but lagged the benchmark because of higher allocations to larger capitalization, higher quality stocks. Over the period, smaller capitalization, lower quality stocks posted better performance as higher risk stocks benefitted the most from the rebound. The Portfolios are biased to larger capitalization, higher quality companies because they have less financial risk and superior valuations that are expected to translate into higher returns and less portfolio volatility over time. The performance of the Institutional Portfolio was marginally better because of the performance of the PIMCO investment account, which is not part of the Portfolio. PIMCO is invested in an enhanced index strategy that employs S&P 500 futures. This strategy is only employed in the Institutional Portfolio where tax efficiency is not a concern.

Over the period the Portfolios’ allocation to larger capitalization higher quality companies was increased by transitioning the SSgA indexed managed portion of the portfolio from the Russell 1000® Growth Index to the Russell Top 200® Growth Index.

[1]

The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio from 7/1/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.40%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Growth Equity Portfolio from 8/8/08 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.44%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Small Capitalization Equity Portfolio

The Institutional Small Capitalization Equity Portfolio

(Unaudited)

The Small Capitalization Equity Portfolio (the “Portfolio”) managed by Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Sterling Johnston Capital Management, L.P., Pzena Capital Management, and SSgA Fund Management, Inc. returned 16.83% for the period compared to a 21.48% return for the Russell 2000® Index1 and 21.62% for the average manager in the Lipper 2 universe of Small Cap Core Funds.

The Institutional Small Capitalization Equity Portfolio (the “Institutional Portfolio”) managed by Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Sterling Johnston Capital Management, L.P., Pzena Capital Management, and SSgA Fund Management, Inc. returned 16.65% for the period compared to a 21.48% return for the Russell 2000® Index1 and 21.62% for the average manager in the Lipper 2 universe of Small Cap Core Funds.

The Portfolios provided strong absolute returns but lagged the benchmark for the period because of a bias towards growth stocks and earnings based strategies. Over the period value stocks and value based strategies provided the best returns. The Russell 2000® Value Index increased 25.07% for the period compared to 17.96% for the Russell 2000® Growth Index. The Portfolios are biased to growth stocks and earnings based strategies because they are higher quality and offer less financial risk with superior valuations that are expected to translate into higher returns and less portfolio volatility over time.

There were several manager changes in both Portfolios over the period. The investment management accounts managed by Geewax & Partners, LLC and Mellon Capital Management Corporation were terminated and Pzena Capital Management and SSgA Funds Management were added.

Geewax & Partners and Mellon Capital Management were terminated because of business organization changes as well as strategic manager changes to more efficiently capture traditional small capitalization value stocks and strategies. Pzena was added because of their experience and results as a traditional small capitalization value equity manager. SSgA Funds Management was added to provide index exposure and management within the small capitalization stock universe.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by re-allocating away from investment managers whose strategy and style realize extraordinary excess returns to good long-term managers whose investment strategy and style has been out of favor in the short-term.

[1]

Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization Equity Portfolio from 7/1/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.76%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Small Capitalization Equity Portfolio from 8/15/08 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Small Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.77%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Real Estate Securities Portfolio

(Unaudited)

The Real Estate Securities Portfolio (the “Portfolio”) managed by Wellington Management Company returned 37.18%1 for the year compared to 56.07% for the Wilshire Real Estate Securities Index2 and 51.95% for the average manager in the Lipper3 universe of Real Estate managers.

The Portfolio primarily invests in publicly traded securities that provide exposure to commercial real estate assets and investments including but not limited to real estate investment trusts and real estate operating companies. Wellington employs a fundamental investment process to identify undervalued companies and investments and to control risk by diversifying individual security holdings as well as applying top down sector weightings.

The Portfolio and the benchmark experienced extraordinary absolute returns over this period as real estate and real estate related stocks rebounded from distressed prices as the credit crisis of 2008 and 2009 abated. The Portfolio lagged the benchmark significantly during this period because Wellington positioned the portfolio more conservatively than the benchmark. Wellington was concerned that the credit crisis should it continue, would result in major price declines and even defaults by lower quality, more highly levered real estate companies. To reduce this risk, Wellington focused on higher quality, more liquid securities, with stronger earnings prospects. In addition, they maintained a portion of the account in cash and fixed income investments as allowed by the investment guidelines of the Portfolio. As the crisis diminished the lower quality companies that had the greatest declines rebounded dramatically as it became clear they were not likely to fail. The Portfolio did not have a material allocation to these types of companies and did not participate in their performance rally.

The strategy employed by Wellington was and remains consistent with their objectives and guidelines. Over history their investment approach has resulted in superior performance versus benchmarks and other managers in the peer universe. It is anticipated that the Portfolio will continue to provide such superior performance, and that recent results are more due to an extreme and extraordinary environment than problems or deficiencies in Wellington’s management team or approach.

[1]

The return shown is based on the net asset value calculated for shareholder transactions which differs from the return shown in the financial highlights which reflects adjustments made to the net asset value for financial reporting purposes.

[2]

The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Real Estate Securities Portfolio from 5/21/09 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Wilshire Real Estate Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Real Estate Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.83%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

(1)

The returns shown are based on the net asset value calculated for shareholder transactions which differs from the return shown in the financial highlights which reflects adjustments made to the net asset value for financial reporting purposes.

The International Equity Portfolio

The Institutional International Equity Portfolio

(Unaudited)

The International Equity Portfolio (the “Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, and Causeway Capital Management LLC returned 9.39% for the period compared to 6.38% for the MSCI EAFE Index1 and 5.47% for the average manager in the Lipper 2 universe of International Large-Cap Core Funds.

The Institutional International Equity Portfolio (the “Institutional Portfolio”) commenced operations on November 20, 2009 and, therefore, does not yet have a full year of performance. It is managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company and Causeway Capital Management LLC, and returned -10.46% for the period ended June 30, 2010 compared to -11.46% for the MSCI EAFE Index1 and -19.68%2 for the average manager in the Lipper2 universe of International Funds. For the six months ended June 30, 2010, the first calendar period of available data, the Institutional Portfolio returned -11.65% compared with -13.23% for the MSCI EAFE Index and -13.21% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.

The Portfolio and the Institutional Portfolio have been managed with the same investment strategy and managers over the common time period. Performance differences are primarily due to cash flow timing difference that impact the weight of cash and the individual managers in the portfolios. The comments below apply to both Portfolios.

All of the managers outperformed the benchmark for the fiscal year. Causeway, a value manager, with a value based strategy that is best suited to capture undervalued companies in post-crisis periods performed the best with an annual return of 12.29%. The other managers in the Portfolio, Capital Guardian and Artisan were advantaged by their modest exposure to emerging market equities, as well as an underweight to euro-based companies or euro-based exposure. Foreign currency exposure detracted from Portfolio returns over the fiscal year as the MSCI EAFE Index in U.S. Dollars returned 6.38% compared to the MSCI EAFE Index in Local Currency Terms which returned 10.41%. The currency shortfall was primarily attributable to the first and second quarters of 2010 and the sell-off in the euro versus the dollar and other major currencies as a result of the Greek debt crisis. The Portfolio has very little exposure to Greece or to the “PIIGS” (Portugal, Ireland, Italy, Greece and Spain) which are considered the higher debt laden and higher risk countries within the euro. However, the risk of these countries has had a collateral effect on the euro and the equity prices of euro based companies.

The Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification and achieve the goal of providing superior long-term returns in as stable and consistent a manner as possible. The Portfolios expect to capitalize on this cyclicality of manager styles by re-allocating away from investment managers whose strategy and style realize extraordinary excess returns to good long-term managers whose investment strategy and style has been out of favor in the short-term.

As risk premiums to smaller cap issues in the international markets improve manager additions or expanded flexibility of current manager mandates are possible in order to gain exposure to this market segment.

[1]

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]

Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective. This return for the average manager in the Lipper Universe of International Large-Cap Core Funds is for the period from November 30, 2009 through June 30, 2010.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio from 7/1/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.61%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional International Equity Portfolio from 11/20/09 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.61%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Emerging Markets Portfolio

(Unaudited)

The Emerging Markets Portfolio (the “Portfolio”) commenced operations on December 10, 2009 and, therefore, does not yet have a full year of performance. It is managed by SSgA Funds Management, Inc. and Boston Company Asset Management, LLC. For the period ended June 30, 2010, the Portfolio returned -5.50%1 compared with -3.61% for the MSCI Emerging Markets Index2 and -5.85%3 for the average manager in the Lipper3 universe of Emerging Markets Funds.

The Portfolio provides broad access to international equity emerging markets. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. SSgA Funds Management, Inc. employs a quantitative investment process that combines valuation, momentum, and quality investment criteria to identify attractive investment opportunities across the universe of international emerging market equity opportunities, then constructs and manages individual positions within a disciplined, risk controlled framework. The Boston Company employs a fundamentally driven investment process to identify attractive value companies within the international emerging markets equity universe and then constructs a diversified portfolio of those companies in accordance with industry and individual company allocation guidelines.

For the period the Portfolio modestly trailed the benchmark and slightly outperformed the average manager in the industry universe. The performance shortfall is primarily due to individual security selection decisions over this period.

[1]

The return shown is based on the net asset value calculated for shareholder transactions which differs from the return shown in the financial highlights which reflects adjustments made to the net asset value for financial reporting purposes.

[2]

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 27, 2010 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[3]

Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective. The return for the average manager in the Lipper Universe of Emerging Markets Funds is for the period from December 31, 2009 through June 30, 2010.

The chart represents historical performance of a hypothetical investment of $10,000 in The Emerging Markets Portfolio from 12/10/09 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the MSCI EM Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Emerging Markets Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 1.17%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

(1)

The return shown is based on the net asset value calculated for shareholder transactions which differs from the return shown in the financial highlights which reflects adjustments made to the net asset value for financial reporting purposes.

The Fixed Income Portfolio

(Unaudited)

The Fixed Income Portfolio (the “Portfolio”) managed by Aberdeen Asset Management, Inc. returned 15.10% for the fiscal year compared to 9.50% for the Barclays Capital U.S. Aggregate Bond Index1 and 12.96% for the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

The Fixed Income Portfolio continues to benefit from improving conditions in the credit markets as demand for corporate bonds and non-agency mortgage backed bonds has increased. The Portfolio maintains an over-weight to these sectors and an under-weight to treasuries. This over-weight hurt the Portfolio during the credit crisis of 2008 and early 2009 as liquidity evaporated in high-quality, non-treasury fixed income sectors. As liquidity has returned to the market the prices of these bonds has rebounded dramatically.

Overall, Aberdeen maintains a portfolio duration, or interest rate sensitivity within the Portfolio, that is close to that of the Portfolio benchmark, and seeks to add value primarily through issue selection, relative value opportunities across sectors, and proper positioning of the Portfolio along the yield curve.

[1]

The Barclays Capital U.S. Aggregate Bond Index includes more than 8,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Portfolio from 7/1/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.37%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Fixed Income II Portfolio

(Unaudited)

The Fixed Income II Portfolio (the “Portfolio”) managed by BlackRock Financial Management, Inc. returned 10.78% for the fiscal year compared to 9.50% for the Barclays Capital U.S. Aggregate Bond Index1 and 12.96% for the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

The Portfolio continues to benefit from improving conditions in the credit markets as demand for corporate bonds and non-agency mortgage backed bonds has increased. The Portfolio maintains an over-weight to these sectors and under-weight treasuries. This over-weight hurt the Portfolio during the credit crisis of 2008 and early 2009 as liquidity evaporated in high-quality, non-treasury fixed income dried up. As liquidity has returned to the market the prices of these bonds has rebounded dramatically.

Overall, BlackRock maintains a portfolio duration, or interest rate sensitivity within the Portfolio, that is close to that of the Portfolio benchmark, and seeks to add value primarily through issue selection, relative value opportunities across sectors, and proper positioning of the Portfolio along the yield curve.

[1]

The Barclays Capital U.S. Aggregate Bond Index includes more than 8,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income II Portfolio from 9/26/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital U.S. Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.38%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Fixed Income Opportunity Portfolio

(Unaudited)

For the fiscal year, the Fixed Income Opportunity Portfolio (the “Portfolio”), managed by Seix Investment Advisors LLC (“Seix”), had a return of 18.19% compared to 26.92% for the CSFB High Yield Bond Index1 and 23.96% for the average manager in the Lipper 2 High Yield Fund universe.

The Portfolio delivered strong absolute returns as the credit crisis subsided and liquidity returned to the non-investment grade bond market. The Portfolio, however, could not keep up with the benchmark over the period because it is under-weight the more speculative, higher risk bonds in the index. These bonds declined the most in price during the credit crisis, and have now re-bounded the most as fears of their demise have diminished. Within the high yield bond universe, Seix’s strategy is to focus primarily on the higher quality BB and B rated sectors and to mostly avoid the more speculative CCC rated credits which involve higher default risk. Over the longer term this strategy has proved successful but it tends to cause the Portfolio to lead or out-perform the index during adverse credit markets and to lag or under-perform the index in strong credit market rallies when higher risk, lower rated issues dominate.

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans. Over the fiscal year the portfolio remained focused exclusively on high yield bonds.

[1]

The Credit Suisse First Boston (“CSFB”) High Yield Bond Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market. It is comprised of over 1,100 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds; floating-rate and convertible issues, as well as preferred stock are not included. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio from 9/26/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

*	CSFB High Yield Bond Index return is since October 1, 2000.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the CSFB High Yield Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.58%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Short-Term Municipal Bond Portfolio

(Unaudited)

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. gained 3.39% for the fiscal year compared to 3.00% for the BofA Merrill Lynch 1-3 Year Muni Index1 and 3.08% for the average manager in the Lipper2 universe of Short Duration Municipal Bond Funds.

The Portfolio benefited from its bias toward highly rated issuers and an emphasis on liquidity. The Portfolio retains a yield advantage relative to tax-exempt cash investments while remaining defensively positioned from both a credit quality and duration perspective.

[1]

The BofA Merrill Lynch 1-3 Year Muni Index is an unmanaged, equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.

[2]	Lipper, Inc. is an independent statistical monitoring organization that organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Short-Term Municipal Bond Portfolio from 3/1/06 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

*	BofA Merrill Lynch 1-3 Year Muni Index return is since February 28, 2006.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the BofA Merrill Lynch 1-3 Year Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.31%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond Portfolio

(Unaudited)

The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) managed by Standish Mellon Asset Management Company LLC returned 8.57% for the fiscal year compared to 8.01% for the Barclays Capital Muni 3-15 Year Blend Index1, 6.97% for the Barclays Capital 5-Year GO Muni Index2 and 8.02% for average manager in the Lipper3 Intermediate Municipal Debt Funds universe.

The Portfolio benefited from improving liquidity and pricing as the credit crisis subsided. During the crisis, the prices of even the highest rated municipal bonds came under pressure as investors sought out the exclusive safety and security of U.S. Treasury and U.S. Government Agency bonds. Over the period much of this has reversed as investor demand for the higher yields and the tax advantages of high quality municipal bonds has returned.

The Portfolio remains broadly diversified to high quality municipal bonds. The Portfolio strategy seeks to add value from sector and security selection as well as maturity management across the yield curve while maintaining an overall portfolio duration, or sensitivity to interest rates, that is comparable to that of the benchmark.

[1]

The Barclays Capital Muni 3-15 Year Blended Index is an index composed of tax-exempt bonds with maturities ranging between 2 and 17 years. This index is unmanaged, thus the results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in securities index.

[2]

The Barclays Capital 5-Year GO Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for companion purposes only as it is not possible to invest directly in securities index.

[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio from 7/1/00 to 6/30/10, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio’s performance above is compared to the Barclays Capital 3-15 Year Blend Muni Index and Barclays Capital 5 Year GO Muni Index. The Indexes are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio — 0.35%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2010, expense ratios can be found in the financial highlights.

Conclusion

The HC Capital Trust Portfolios provided good absolute results over the past year as the financial markets rallied and the financial crisis subsided. It has been a challenge for some of the Portfolios to keep up with benchmarks over this period whose results have been bolstered by exceptional returns in the lowest quality sectors and constituents. We believe this is a shorter term issue that has been driven by extreme changes in market liquidity and volatility that will resolve itself as fundamental valuations are restored over time.

This year we have continued our efforts to broaden our investment opportunity to provide our clients greater diversity and solutions that better meet their specific objectives. This year we added The Real Estate Securities Portfolio and The Emerging Markets Equity Portfolio, and we have just initiated funding of the new Commodity Related Securities Portfolio. We also established the separate International Equity Portfolio and The Institutional International Equity Portfolio so that we could better meet the specific objectives of taxable and tax-exempt clients.

Within several of the Portfolios we have added an investment manager with the objective of managing an index portfolio related to the Portfolio objectives that will help facilitate more efficient management of contributions and disbursements and enhance risk management. Finally, we have made a few manager changes in various Portfolios to ensure that we have the best manager team and we are best positioned to meet each Portfolio’s objectives.

The Portfolios are positioned consistent with their objectives and we will continue to take advantage of the current market environment to reduce risk and enhance future returns wherever possible. In addition, we continue to maintain a comprehensive investment management and compliance oversight program for the Portfolios and the sub-advisory firms. We will continue to monitor the structure and sub-advisors for each Portfolio and will make changes as appropriate to meet the overall objectives of the Portfolios. In addition, we remain focused on costs and continue to seek out and pursue initiatives aimed at ensuring the best overall cost for each of the Portfolios.

We appreciate your ongoing confidence and support and remain committed to providing you with quality investment vehicles for your investment strategy.

Sincerely,

Donald E. Callaghan

President

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 98.61%
	AllianceBernstein L.P. — 42.35%
	Aerospace & Defense — 0.42%
31,700	Northrop Grumman Corp.	$1,726

	Agricultural Products — 0.66%
54,100	Archer-Daniels-Midland Co.	1,397
26,900	Bunge Ltd.	1,323

		2,720

	Airlines — 0.44%
154,100	Delta Air Lines, Inc. (a)	1,811

	Apparel Retail — 1.08%
38,000	Ross Stores, Inc.	2,025
123,900	The Gap, Inc.	2,411

		4,436

	Auto Parts & Equipment — 0.22%
13,500	Lear Corp. (a)	894

	Automobile Manufacturers — 0.52%
212,000	Ford Motor Co. (a)	2,137

	Biotechnology — 0.38%
46,100	Gilead Sciences, Inc. (a)	1,580

	Broadcasting — 0.37%
117,255	CBS Corp., Class – B	1,516

	Cable & Satellite — 2.67%
56,200	Cablevision Systems Corp., Class – A	1,349
169,100	Comcast Corp., Class – A	2,937
42,600	The DIRECTV Group, Inc., Class – A (a)	1,445
100,800	Time Warner Cable, Inc.	5,250

		10,981

	Communications Equipment — 1.51%
70,500	Corning, Inc.	1,139
643,500	Motorola, Inc. (a)	4,196
106,200	Nokia Corp. – Sponsored ADR	865

		6,200

	Computer Hardware — 0.82%
137,400	Dell, Inc. (a)	1,657
40,200	Hewlett-Packard Co.	1,740

		3,397

	Consumer Electronics — 0.59%
83,900	Garmin Ltd.	2,448

	Consumer Finance — 0.35%
35,400	Capital One Financial Corp.	1,427

	Distillers & Vintners — 0.39%
103,300	Constellation Brands, Inc., Class – A (a)	1,613

	Diversified Banks — 1.89%
35,300	Comerica, Inc.	1,300
253,200	Wells Fargo & Co.	6,482

		7,782

Shares	Security Description	Value (000)
	Diversified Chemicals — 0.17%
79,200	Huntsman Corp.	$687

	Diversified Metals & Mining — 0.30%
20,700	Freeport-McMoRan Copper & Gold, Inc.	1,224

	Electronic Manufacturing Services — 0.92%
150,000	Tyco Electronics Ltd.	3,807

	Food Retail — 0.81%
123,200	Safeway, Inc.	2,422
83,700	SUPERVALU, Inc.	907

		3,329

	Health Care Facilities — 0.43%
52,700	Community Health Systems, Inc. (a)	1,782

	Homebuilding — 0.58%
78,500	D.R. Horton, Inc.	772
1,442	NVR, Inc. (a)	944
79,600	Pulte Group, Inc. (a)	659

		2,375

	Hotels, Resorts & Cruise Lines — 0.25%
45,500	Royal Caribbean Cruises Ltd. (a)	1,036

	Household Products — 1.66%
113,900	The Procter & Gamble Co.	6,832

	Independent Power Producers & Energy Traders — 0.34%
43,400	Constellation Energy Group, Inc.	1,400

	Industrial Conglomerates — 0.85%
151,500	General Electric Co.	2,185
77,100	Textron, Inc.	1,308

		3,493

	Industrial Machinery — 1.25%
105,100	Ingersoll-Rand PLC	3,625
28,500	SPX Corp.	1,505

		5,130

	Integrated Oil & Gas — 1.30%
69,600	ConocoPhillips	3,417
61,700	Marathon Oil Corp.	1,918

		5,335

	Integrated Telecommunication Services — 1.01%
171,900	AT&T, Inc.	4,158

	Internet Software & Services — 0.21%
40,900	AOL, Inc. (a)	850

	Investment Banking & Brokerage — 1.64%
94,900	Morgan Stanley	2,203
34,600	The Goldman Sachs Group, Inc.	4,542

		6,745

	Life & Health Insurance — 0.39%
68,600	Principal Financial Group, Inc.	1,608

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Movies & Entertainment — 1.42%
239,500	News Corp., Class – A	$2,865
102,600	Time Warner, Inc.	2,966

		5,831

	Multi-Utilities — 0.30%
84,200	NiSource, Inc.	1,221

	Oil & Gas Drilling — 1.04%
73,800	ENSCO International PLC – Sponsored ADR	2,899
37,500	Rowan Cos., Inc. (a)	823
11,900	Transocean Ltd. (a)	551

		4,273

	Oil & Gas Exploration & Production — 3.18%
33,500	Apache Corp.	2,820
26,300	Cimarex Energy Co.	1,882
81,350	Devon Energy Corp.	4,956
37,200	Newfield Exploration Co. (a)	1,818
81,500	Nexen, Inc.	1,603

		13,079

	Oil & Gas Refining & Marketing — 0.43%
98,700	Valero Energy Corp.	1,775

	Other Diversified Financial Services — 3.46%
546,800	Bank of America Corp.	7,858
174,000	JPMorgan Chase & Co.	6,370

		14,228

	Packaged Foods & Meats — 1.15%
253,400	Sara Lee Corp.	3,573
77,900	Smithfield Foods, Inc. (a)	1,161

		4,734

	Pharmaceuticals — 3.44%
45,600	AstraZeneca PLC – Sponsored ADR	2,149
79,800	Johnson & Johnson	4,713
71,600	Merck & Co., Inc.	2,504
336,658	Pfizer, Inc.	4,801

		14,167

	Property & Casualty Insurance — 1.00%
18,000	ACE Ltd.	927
38,975	The Travelers Cos., Inc.	1,919
79,100	XL Capital Ltd., Class – A	1,266

		4,112

	Regional Banks — 0.80%
62,000	BB&T Corp.	1,631
137,200	Fifth Third Bancorp	1,686

		3,317

Shares	Security Description	Value (000)
	Steel — 0.36%
19,500	Reliance Steel & Aluminum Co.	$705
59,000	Steel Dynamics, Inc.	778

		1,483

	Tobacco — 0.67%
136,900	Altria Group, Inc.	2,743

	Wireless Telecommunication Services — 0.68%
436,000	Sprint Nextel Corp. (a)	1,849
47,000	Vodafone Group PLC – Sponsored ADR	971

		2,820

	Total AllianceBernstein L.P.	174,242

	Institutional Capital, LLC — 22.77%
	Aerospace & Defense — 0.62%
65,607	Honeywell International, Inc.	2,561

	Auto Parts & Equipment — 0.45%
69,328	Johnson Controls, Inc.	1,863

	Brewers — 0.42%
40,859	Molson Coors Brewing Co., Class – B	1,731

	Building Products — 0.26%
101,161	Masco Corp.	1,089

	Communications Equipment — 1.22%
127,350	Cisco Systems, Inc. (a)	2,714
69,800	Qualcomm, Inc.	2,292

		5,006

	Computer Hardware — 0.61%
57,826	Hewlett-Packard Co.	2,503

	Construction & Farm Machinery & Heavy Trucks — 0.74%
32,069	Caterpillar, Inc.	1,926
17,456	Cummins, Inc.	1,137

		3,063

	Diversified Banks — 1.57%
134,557	U.S. Bancorp	3,008
135,597	Wells Fargo & Co.	3,471

		6,479

	Gold — 0.83%
55,039	Newmont Mining Corp.	3,398

	Health Care Equipment — 0.48%
48,978	Covidien PLC	1,968

	Health Care Services — 0.18%
11,850	DaVita, Inc. (a)	740

	Home Improvement Retail — 0.81%
163,068	Lowe’s Cos., Inc.	3,330

	Human Resource & Employment Services — 0.13%
22,000	Robert Half International, Inc.	518

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Industrial Conglomerates — 0.19%
44,899	Textron, Inc.	$762

	Insurance Brokers — 0.49%
54,779	Aon Corp.	2,033

	Integrated Oil & Gas — 3.00%
45,275	Chevron Corp.	3,072
77,150	ConocoPhillips	3,787
97,688	Marathon Oil Corp.	3,037
31,840	Occidental Petroleum Corp.	2,457

		12,353

	Integrated Telecommunication Services — 0.62%
87,573	BCE, Inc.	2,563

	Investment Banking & Brokerage — 0.25%
68,200	TD Ameritrade Holding Corp. (a)	1,043

	IT Consulting & Other Services — 0.48%
50,624	Accenture PLC, Class – A	1,957

	Life & Health Insurance — 0.52%
49,674	Aflac, Inc.	2,120

	Metal & Glass Containers — 0.33%
51,746	Owens-Illinois, Inc. (a)	1,369

	Movies & Entertainment — 0.86%
112,608	Viacom, Inc., Class – B	3,533

	Oil & Gas Exploration & Production — 0.34%
16,800	Apache Corp.	1,414

	Other Diversified Financial Services — 0.57%
64,545	JPMorgan Chase & Co.	2,363

	Pharmaceuticals — 2.65%
112,011	Merck & Co., Inc.	3,917
242,986	Pfizer, Inc.	3,465
117,245	Sanofi-Aventis – ADR	3,524

		10,906

	Property & Casualty Insurance — 0.30%
24,150	ACE Ltd.	1,243

	Railroads — 0.14%
11,792	CSX Corp.	585

	Regional Banks — 0.34%
52,795	BB&T Corp.	1,389

	Restaurants — 0.16%
9,692	McDonald’s Corp.	638

	Semiconductors — 0.69%
121,648	Texas Instruments, Inc.	2,832

	Soft Drinks — 1.82%
70,926	PepsiCo, Inc.	4,323
63,018	The Coca-Cola Co.	3,158

		7,481

Shares	Security Description	Value (000)
	Wireless Telecommunication Services — 0.70%
138,817	Vodafone Group PLC – Sponsored ADR	$2,869

	Total Institutional Capital, LLC	93,702

	SSgA Funds Management, Inc. — 33.49%
	Advertising — 0.02%
2,300	Omnicom Group, Inc.	79

	Aerospace & Defense — 0.68%
13,097	General Dynamics Corp.	767
2,500	Lockheed Martin Corp.	186
11,398	Northrop Grumman Corp.	621
14,449	Raytheon Co.	699
5,455	The Boeing Co.	342
3,003	United Technologies Corp.	195

		2,810

	Agricultural Products — 0.15%
24,472	Archer-Daniels-Midland Co.	632

	Air Freight & Logistics — 0.07%
4,177	FedEx Corp.	293

	Aluminum — 0.08%
33,187	Alcoa, Inc.	334

	Apparel Retail — 0.01%
2,143	The Gap, Inc.	42

	Asset Management & Custody Banks — 0.37%
45,557	Bank of New York Mellon Corp.	1,125
851	BlackRock, Inc., Class – A	122
5,500	Northern Trust Corp.	257

		1,504

	Auto Parts & Equipment — 0.01%
1,487	Johnson Controls, Inc.	40

	Biotechnology — 0.61%
36,000	Amgen, Inc. (a)	1,894
10,100	Biogen Idec, Inc. (a)	479
2,400	Genzyme Corp. (a)	122

		2,495

	Cable & Satellite — 0.62%
105,833	Comcast Corp., Class – A	1,838
13,492	Time Warner Cable, Inc.	703

		2,541

	Communications Equipment — 0.34%
51,878	Corning, Inc.	838
88,302	Motorola, Inc. (a)	576

		1,414

	Construction & Farm Machinery & Heavy Trucks — 0.01%
914	Deere & Co.	51

	Consumer Finance — 0.17%
17,300	Capital One Financial Corp.	697

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Department Stores — 0.03%
3,026	Kohl’s Corp. (a)	$144

	Diversified Banks — 1.53%
72,076	U.S. Bancorp	1,611
183,280	Wells Fargo & Co.	4,692

		6,303

	Diversified Chemicals — 0.44%
22,494	E.I. du Pont de Nemours & Co.	778
43,351	The Dow Chemical Co.	1,028

		1,806

	Drug Retail — 0.35%
45,412	CVS Caremark Corp.	1,332
3,300	Walgreen Co.	88

		1,420

	Electric Utilities — 1.13%
17,939	American Electric Power, Inc.	579
49,877	Duke Energy Corp.	798
7,147	Entergy Corp.	512
25,053	Exelon Corp.	951
15,577	NextEra Energy, Inc.	760
31,295	The Southern Co.	1,042

		4,642

	Environmental & Facilities Services — 0.14%
18,390	Waste Management, Inc.	575

	Food Retail — 0.11%
23,057	The Kroger Co.	454

	Health Care Distributors — 0.17%
8,987	Cardinal Health, Inc.	302
5,823	McKesson Corp.	391

		693

	Health Care Equipment — 0.22%
3,800	Baxter International, Inc.	155
9,700	Medtronic, Inc.	352
7,686	Zimmer Holdings, Inc. (a)	415

		922

	Home Entertainment Software — 0.04%
14,318	Activision Blizzard, Inc.	150

	Home Improvement Retail — 0.07%
13,089	Lowe’s Cos., Inc.	267

	Hotels, Resorts & Cruise Lines — 0.08%
10,446	Carnival Corp.	316

	Household Products — 1.59%
3,000	Colgate-Palmolive Co.	236
3,306	Kimberly-Clark Corp.	200

Shares	Security Description	Value (000)
	Household Products (continued)
101,962	The Procter & Gamble Co.	$6,116

		6,552

	Hypermarkets & Super Centers — 0.36%
30,400	Wal-Mart Stores, Inc.	1,461

	Industrial Conglomerates — 1.22%
308,881	General Electric Co.	4,454
16,600	Tyco International Ltd.	585

		5,039

	Industrial Machinery — 0.01%
1,530	Danaher Corp.	57

	Integrated Oil & Gas — 2.55%
71,702	Chevron Corp.	4,866
34,497	ConocoPhillips	1,693
15,738	Exxon Mobil Corp.	898
10,910	Hess Corp.	549
19,735	Marathon Oil Corp.	614
24,368	Occidental Petroleum Corp.	1,880

		10,500

	Integrated Telecommunication Services — 2.03%
222,569	AT&T, Inc.	5,384
106,412	Verizon Communications, Inc.	2,982

		8,366

	Internet Software & Services — 0.23%
27,136	eBay, Inc. (a)	532
30,366	Yahoo!, Inc. (a)	420

		952

	Investment Banking & Brokerage — 0.82%
36,176	Morgan Stanley	840
19,375	The Goldman Sachs Group, Inc.	2,543

		3,383

	Life & Health Insurance — 0.15%
1,000	Aflac, Inc.	43
15,388	MetLife, Inc.	581

		624

	Life Sciences Tools & Services — 0.19%
15,560	Thermo Electron Corp. (a)	763

	Managed Health Care — 0.59%
16,159	Aetna, Inc.	426
42,719	UnitedHealth Group, Inc.	1,213
16,054	WellPoint, Inc. (a)	786

		2,425

	Movies & Entertainment — 1.15%
68,639	News Corp., Class – A	821
73,735	The Walt Disney Co.	2,322
34,339	Time Warner, Inc.	993

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Movies & Entertainment (continued)
18,518	Viacom, Inc., Class – B	$581

		4,717

	Multi-line Insurance — 0.10%
11,949	Loews Corp.	398

	Multi-Utilities — 0.49%
22,386	Dominion Resources, Inc.	867
13,925	PG&E Corp.	572
18,894	Public Service Enterprise Group, Inc.	592

		2,031

	Oil & Gas Equipment & Services — 0.25%
11,844	Baker Hughes, Inc.	492
15,658	National Oilwell Varco, Inc.	518

		1,010

	Oil & Gas Exploration & Production — 0.80%
18,833	Anadarko Petroleum Corp.	680
12,704	Apache Corp.	1,070
24,684	Chesapeake Energy Corp.	517
16,785	Devon Energy Corp.	1,022

		3,289

	Oil & Gas Storage & Transportation — 0.06%
13,090	The Williams Cos., Inc.	239

	Other Diversified Financial Services — 3.38%
377,987	Bank of America Corp.	5,432
796,463	Citigroup, Inc. (a)	2,995
149,868	JPMorgan Chase & Co.	5,486

		13,913

	Packaged Foods & Meats — 0.51%
10,180	General Mills, Inc.	362
1,000	Kellogg Co.	50
60,322	Kraft Foods, Inc.	1,689

		2,101

	Pharmaceuticals — 4.01%
5,700	Abbott Laboratories	267
64,618	Bristol-Myers Squibb Co.	1,612
29,341	Eli Lilly & Co.	983
88,298	Johnson & Johnson	5,215
117,483	Merck & Co., Inc.	4,108
303,797	Pfizer, Inc.	4,332

		16,517

	Property & Casualty Insurance — 1.89%
10,900	ACE Ltd.	561
65,200	Berkshire Hathaway, Inc., Class – B (a)	5,196
20,078	The Allstate Corp.	577
12,389	The Chubb Corp.	619

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
16,626	The Travelers Cos., Inc.	$819

		7,772

	Publishing — 0.08%
9,600	Thomson Reuters Corp.	344

	Railroads — 0.64%
14,613	CSX Corp.	725
14,062	Norfolk Southern Corp.	746
16,618	Union Pacific Corp.	1,155

		2,626

	Regional Banks — 0.44%
25,900	BB&T Corp.	681
19,913	PNC Financial Services Group, Inc.	1,125

		1,806

	Retail REITs — 0.07%
3,430	Simon Property Group, Inc.	277
1	The Macerich Co.	—

		277

	Semiconductors — 0.46%
66,068	Intel Corp.	1,285
25,400	Texas Instruments, Inc.	591

		1,876

	Soft Drinks — 0.63%
25,800	PepsiCo, Inc.	1,572
20,027	The Coca-Cola Co.	1,004

		2,576

	Specialized Finance — 0.17%
2,485	CME Group, Inc.	700

	Specialized REITs — 0.01%
500	Public Storage	44

	Steel — 0.06%
6,849	Nucor Corp.	262

	Systems Software — 0.63%
95,400	Microsoft Corp.	2,195
27,500	Symantec Corp. (a)	382

		2,577

	Tobacco — 0.36%
33,000	Altria Group, Inc.	661
11,100	Philip Morris International, Inc.	509
6,195	Reynolds American, Inc.	323

		1,493

	Wireless Telecommunication Services — 0.11%
109,901	Sprint Nextel Corp. (a)	466

	Total SSgA Funds Management, Inc.	137,780

	Total Common Stocks	405,724

See accompanying notes to financial statements

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$179	U.S. Treasury Bills, 0.08%, 10/14/10 (b)(c)	$179

	Total U.S. Treasury Obligations	179

	Time Deposits — 2.18%
	AllianceBernstein L.P. — 1.34%
5,519	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	5,519

	Institutional Capital, LLC — 0.84%
3,457	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	3,457

	Total Time Deposits	8,976

	Mutual Fund — 0.00%
	SSgA Funds Management, Inc. — 0.00%
100	Alliance Money Market Fund Prime Portfolio, 0.21% (d)	—

	Total Mutual Funds	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Total Investments (cost $391,002) — 100.83%	$414,879
	Liabilities in excess of other assets — (0.83)%	(3,411)

	Net Assets — 100.00%	$411,468

Amounts designated as “—“ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
14	S&P 500 E-mini Future	$719	Sep-10	$(41)

	Net Unrealized Appreciation (Depreciation)			$(41)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 81.12%
	AllianceBernstein L.P. — 38.62%
	Aerospace & Defense — 0.58%
39,300	Northrop Grumman Corp.	$2,139
38,800	Raytheon Co.	1,878

		4,017

	Agricultural Products — 0.48%
80,900	Archer-Daniels-Midland Co.	2,089
24,200	Bunge Ltd.	1,190

		3,279

	Airlines — 0.45%
264,300	Delta Air Lines, Inc. (a)	3,106

	Apparel Retail — 0.94%
47,700	Ross Stores, Inc.	2,542
201,100	The Gap, Inc.	3,913

		6,455

	Auto Parts & Equipment — 0.20%
20,900	Lear Corp. (a)	1,384

	Automobile Manufacturers — 0.47%
323,300	Ford Motor Co. (a)	3,259

	Biotechnology — 0.34%
69,300	Gilead Sciences, Inc. (a)	2,376

	Broadcasting — 0.29%
152,700	CBS Corp., Class – B	1,974

	Cable & Satellite — 2.47%
85,800	Cablevision Systems Corp., Class – A	2,060
252,500	Comcast Corp., Class – A	4,386
62,500	DIRECTV, Class – A (a)	2,120
162,900	Time Warner Cable, Inc.	8,484

		17,050

	Communications Equipment — 1.34%
87,172	Corning, Inc.	1,408
982,700	Motorola, Inc. (a)	6,407
172,200	Nokia Corp. – Sponsored ADR	1,404

		9,219

	Computer Hardware — 0.73%
194,900	Dell, Inc. (a)	2,351
61,400	Hewlett-Packard Co.	2,657

		5,008

	Consumer Electronics — 0.53%
125,200	Garmin Ltd.	3,653

	Consumer Finance — 0.30%
51,700	Capital One Financial Corp.	2,084

	Distillers & Vintners — 0.37%
163,400	Constellation Brands, Inc., Class – A (a)	2,552

	Diversified Banks — 1.73%
54,000	Comerica, Inc.	1,989

Shares	Security Description	Value (000)
	Diversified Banks (continued)
386,800	Wells Fargo & Co.	$9,902

		11,891

	Diversified Chemicals — 0.08%
67,400	Huntsman Corp.	584

	Diversified Metals & Mining — 0.27%
31,700	Freeport-McMoRan Copper & Gold, Inc.	1,874

	Electric Utilities — 0.42%
184,200	Pepco Holdings, Inc.	2,888

	Electronic Manufacturing Services — 0.68%
185,200	Tyco Electronics Ltd.	4,700

	Food Retail — 0.86%
250,700	Safeway, Inc.	4,929
92,900	SUPERVALU, Inc.	1,007

		5,936

	Health Care Facilities — 0.40%
80,600	Community Health Systems, Inc. (a)	2,725

	Homebuilding — 0.52%
96,654	D.R. Horton, Inc.	950
2,800	NVR, Inc. (a)	1,834
99,600	Pulte Group, Inc. (a)	825

		3,609

	Hotels, Resorts & Cruise Lines — 0.23%
69,600	Royal Caribbean Cruises Ltd. (a)	1,585

	Household Products — 1.60%
184,200	The Procter & Gamble Co.	11,048

	Housewares & Specialties — 0.05%
8,840	Fortune Brands, Inc.	346

	Independent Power Producers & Energy Traders — 0.31%
65,400	Constellation Energy Group, Inc.	2,109

	Industrial Conglomerates — 0.72%
231,100	General Electric Co.	3,332
95,500	Textron, Inc.	1,621

		4,953

	Industrial Machinery — 1.01%
130,100	Ingersoll-Rand PLC	4,487
46,500	SPX Corp.	2,456

		6,943

	Integrated Oil & Gas — 1.36%
106,200	ConocoPhillips	5,213
134,400	Marathon Oil Corp.	4,179

		9,392

	Integrated Telecommunication Services — 0.75%
213,700	AT&T, Inc.	5,169

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Internet Software & Services — 0.15%
49,100	AOL, Inc. (a)	$1,021

	Investment Banking & Brokerage — 1.51%
148,700	Morgan Stanley	3,451
52,800	The Goldman Sachs Group, Inc.	6,931

		10,382

	Life & Health Insurance — 0.51%
150,700	Principal Financial Group, Inc.	3,532

	Movies & Entertainment — 1.27%
366,500	News Corp., Class – A	4,383
151,400	Time Warner, Inc.	4,377

		8,760

	Multi-Utilities — 0.13%
60,800	NiSource, Inc.	882

	Oil & Gas Drilling — 0.95%
112,800	ENSCO International PLC – Sponsored ADR	4,431
57,400	Rowan Cos., Inc. (a)	1,259
18,700	Transocean Ltd. (a)	867

		6,557

	Oil & Gas Exploration & Production — 2.90%
41,400	Apache Corp.	3,485
36,900	Cimarex Energy Co.	2,641
144,700	Devon Energy Corp.	8,815
62,500	Newfield Exploration Co. (a)	3,054
100,700	Nexen, Inc.	1,981

		19,976

	Oil & Gas Refining & Marketing — 0.41%
157,300	Valero Energy Corp.	2,828

	Other Diversified Financial Services — 3.17%
835,100	Bank of America Corp.	12,001
268,400	JPMorgan Chase & Co.	9,826

		21,827

	Packaged Foods & Meats — 1.16%
392,400	Sara Lee Corp.	5,533
163,100	Smithfield Foods, Inc. (a)	2,430

		7,963

	Pharmaceuticals — 3.00%
69,800	AstraZeneca PLC – Sponsored ADR	3,290
129,500	Johnson & Johnson	7,648
109,145	Merck & Co., Inc.	3,817
415,785	Pfizer, Inc.	5,929

		20,684

	Property & Casualty Insurance — 0.63%
48,100	The Travelers Cos., Inc.	2,369

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
120,900	XL Capital Ltd., Class – A	$1,936

		4,305

	Regional Banks — 0.75%
96,700	BB&T Corp.	2,544
215,000	Fifth Third Bancorp	2,643

		5,187

	Steel — 0.29%
9,400	AK Steel Holding Corp.	112
30,300	Reliance Steel & Aluminum Co.	1,096
58,100	Steel Dynamics, Inc.	766

		1,974

	Tobacco — 0.65%
225,000	Altria Group, Inc.	4,509

	Wireless Telecommunication Services — 0.66%
666,600	Sprint Nextel Corp. (a)	2,826
83,100	Vodafone Group PLC – Sponsored ADR	1,718

		4,544

	Total AllianceBernstein L.P.	266,099

	Institutional Capital, LLC — 25.32%
	Aerospace & Defense — 0.69%
122,753	Honeywell International, Inc.	4,791

	Auto Parts & Equipment — 0.50%
128,222	Johnson Controls, Inc.	3,445

	Brewers — 0.47%
75,751	Molson Coors Brewing Co., Class – B	3,209

	Building Products — 0.29%
188,589	Masco Corp.	2,029

	Communications Equipment — 1.36%
237,650	Cisco Systems, Inc. (a)	5,064
130,600	Qualcomm, Inc.	4,289

		9,353

	Computer Hardware — 0.66%
105,594	Hewlett-Packard Co.	4,570

	Construction & Farm Machinery & Heavy Trucks — 0.83%
60,031	Caterpillar, Inc.	3,606
32,144	Cummins, Inc.	2,094

		5,700

	Diversified Banks — 1.76%
251,043	U.S. Bancorp	5,611
253,923	Wells Fargo & Co.	6,500

		12,111

	Gold — 0.91%
101,726	Newmont Mining Corp.	6,281

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Health Care Equipment — 0.54%
91,872	Covidien PLC	$3,691

	Health Care Services — 0.20%
21,850	DaVita, Inc. (a)	1,364

	Home Improvement Retail — 0.91%
306,582	Lowe’s Cos., Inc.	6,260

	Human Resource & Employment Services — 0.14%
41,000	Robert Half International, Inc.	966

	Industrial Conglomerates — 0.20%
81,751	Textron, Inc.	1,387

	Insurance Brokers — 0.54%
99,771	Aon Corp.	3,703

	Integrated Oil & Gas — 3.34%
83,625	Chevron Corp.	5,675
144,750	ConocoPhillips	7,105
181,342	Marathon Oil Corp.	5,638
59,690	Occidental Petroleum Corp.	4,605

		23,023

	Integrated Telecommunication Services — 0.69%
162,127	BCE, Inc.	4,745

	Investment Banking & Brokerage — 0.28%
127,950	TD Ameritrade Holding Corp. (a)	1,958

	IT Consulting & Other Services — 0.53%
93,726	Accenture PLC, Class – A	3,623

	Life & Health Insurance — 0.58%
93,076	Aflac, Inc.	3,972

	Metal & Glass Containers — 0.37%
97,054	Owens-Illinois, Inc. (a)	2,567

	Movies & Entertainment — 0.95%
208,222	Viacom, Inc., Class – B	6,532

	Oil & Gas Exploration & Production — 0.38%
31,550	Apache Corp.	2,656

	Other Diversified Financial Services — 0.64%
121,085	JPMorgan Chase & Co.	4,433

	Pharmaceuticals — 2.95%
210,231	Merck & Co., Inc.	7,352
451,414	Pfizer, Inc.	6,437
218,555	Sanofi-Aventis – ADR	6,570

		20,359

	Property & Casualty Insurance — 0.34%
45,350	ACE Ltd.	2,335

	Railroads — 0.16%
22,018	CSX Corp.	1,093

	Regional Banks — 0.38%
99,105	BB&T Corp.	2,607

Shares	Security Description	Value (000)
	Restaurants — 0.17%
17,758	McDonald’s Corp.	$1,170

	Semiconductors — 0.77%
226,672	Texas Instruments, Inc.	5,277

	Soft Drinks — 2.02%
131,084	PepsiCo, Inc.	7,990
117,842	The Coca-Cola Co.	5,906

		13,896

	Wireless Telecommunication Services — 0.77%
256,623	Vodafone Group PLC – Sponsored ADR	5,304

	Total Institutional Capital, LLC	174,410

	SSgA Funds Management, Inc. — 17.18%
	Advertising — 0.01%
1,700	Omnicom Group, Inc.	58

	Aerospace & Defense — 0.35%
11,199	General Dynamics Corp.	656
2,000	Lockheed Martin Corp.	149
9,800	Northrop Grumman Corp.	533
12,385	Raytheon Co.	599
4,653	The Boeing Co.	292
2,401	United Technologies Corp.	156

		2,385

	Agricultural Products — 0.08%
20,921	Archer-Daniels-Midland Co.	540

	Air Freight & Logistics — 0.04%
3,640	FedEx Corp.	255

	Aluminum — 0.04%
28,383	Alcoa, Inc.	286

	Apparel Retail — 0.01%
1,853	The Gap, Inc.	36

	Asset Management & Custody Banks — 0.19%
39,306	Bank of New York Mellon Corp.	970
671	BlackRock, Inc., Class – A	96
4,700	Northern Trust Corp.	220

		1,286

	Auto Parts & Equipment — 0.00%
1,087	Johnson Controls, Inc.	29

	Biotechnology — 0.31%
31,100	Amgen, Inc. (a)	1,636
8,700	Biogen Idec, Inc. (a)	413
1,900	Genzyme Corp. (a)	96

		2,145

	Cable & Satellite — 0.32%
91,173	Comcast Corp., Class – A	1,584
11,463	Time Warner Cable, Inc.	597

		2,181

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment — 0.17%
44,322	Corning, Inc.	$716
75,495	Motorola, Inc. (a)	492

		1,208

	Construction & Farm Machinery & Heavy Trucks — 0.01%
729	Deere & Co.	41

	Consumer Finance — 0.09%
14,861	Capital One Financial Corp.	599

	Department Stores — 0.02%
2,365	Kohl’s Corp. (a)	112

	Diversified Banks — 0.79%
62,197	U.S. Bancorp	1,390
157,714	Wells Fargo & Co.	4,038

		5,428

	Diversified Chemicals — 0.23%
19,270	E.I. du Pont de Nemours & Co.	666
37,463	The Dow Chemical Co.	889

		1,555

	Drug Retail — 0.18%
39,272	CVS Caremark Corp.	1,151
2,500	Walgreen Co.	67

		1,218

	Electric Utilities — 0.58%
15,598	American Electric Power, Inc.	504
42,593	Duke Energy Corp.	681
6,129	Entergy Corp.	439
21,483	Exelon Corp.	816
13,491	NextEra Energy, Inc.	658
26,781	The Southern Co.	891

		3,989

	Environmental & Facilities Services — 0.07%
15,690	Waste Management, Inc.	491

	Food Retail — 0.06%
19,775	The Kroger Co.	389

	Health Care Distributors — 0.09%
7,694	Cardinal Health, Inc.	259
5,041	McKesson Corp.	338

		597

	Health Care Equipment — 0.11%
2,900	Baxter International, Inc.	118
8,300	Medtronic, Inc.	301
6,552	Zimmer Holdings, Inc. (a)	354

		773

Shares	Security Description	Value (000)
	Home Entertainment Software — 0.02%
11,082	Activision Blizzard, Inc.	$116

	Home Improvement Retail — 0.03%
11,209	Lowe’s Cos., Inc.	229

	Hotels, Resorts & Cruise Lines — 0.04%
8,923	Carnival Corp.	270

	Household Products — 0.82%
2,400	Colgate-Palmolive Co.	189
2,810	Kimberly-Clark Corp.	170
87,760	The Procter & Gamble Co.	5,264

		5,623

	Hypermarkets & Super Centers — 0.18%
26,200	Wal-Mart Stores, Inc.	1,259

	Industrial Conglomerates — 0.63%
265,781	General Electric Co.	3,833
14,200	Tyco International Ltd.	500

		4,333

	Industrial Machinery — 0.01%
1,142	Danaher Corp.	42

	Integrated Oil & Gas — 1.31%
61,701	Chevron Corp.	4,187
29,807	ConocoPhillips	1,463
13,447	Exxon Mobil Corp.	768
9,451	Hess Corp.	476
16,927	Marathon Oil Corp.	526
20,998	Occidental Petroleum Corp.	1,620

		9,040

	Integrated Telecommunication Services — 1.04%
191,560	AT&T, Inc.	4,634
91,616	Verizon Communications, Inc.	2,567

		7,201

	Internet Software & Services — 0.12%
23,144	eBay, Inc. (a)	454
26,034	Yahoo!, Inc. (a)	360

		814

	Investment Banking & Brokerage — 0.42%
30,980	Morgan Stanley	719
16,655	The Goldman Sachs Group, Inc.	2,186

		2,905

	Life & Health Insurance — 0.08%
700	Aflac, Inc.	30
13,089	MetLife, Inc.	494

		524

	Life Sciences Tools & Services — 0.09%
13,347	Thermo Electron Corp. (a)	655

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Managed Health Care — 0.30%
13,781	Aetna, Inc.	$363
36,861	UnitedHealth Group, Inc.	1,047
13,830	WellPoint, Inc. (a)	677

		2,087

	Movies & Entertainment — 0.59%
58,708	News Corp., Class – A	702
63,451	The Walt Disney Co.	1,999
29,373	Time Warner, Inc.	849
15,795	Viacom, Inc., Class – B	496

		4,046

	Multi-line Insurance — 0.05%
10,264	Loews Corp.	342

	Multi-Utilities — 0.25%
19,348	Dominion Resources, Inc.	750
12,097	PG&E Corp.	497
16,444	Public Service Enterprise Group, Inc.	515

		1,762

	Oil & Gas Equipment & Services — 0.13%
10,136	Baker Hughes, Inc.	421
13,611	National Oilwell Varco, Inc.	450

		871

	Oil & Gas Exploration & Production — 0.41%
16,076	Anadarko Petroleum Corp.	580
10,922	Apache Corp.	920
21,098	Chesapeake Energy Corp.	442
14,541	Devon Energy Corp.	886

		2,828

	Oil & Gas Storage & Transportation — 0.03%
11,234	The Williams Cos., Inc.	205

	Other Diversified Financial Services — 1.74%
325,125	Bank of America Corp.	4,672
685,826	Citigroup, Inc. (a)	2,579
128,997	JPMorgan Chase & Co.	4,722

		11,973

	Packaged Foods & Meats — 0.26%
8,714	General Mills, Inc.	310
800	Kellogg Co.	40
52,040	Kraft Foods, Inc.	1,457

		1,807

	Pharmaceuticals — 2.06%
4,900	Abbott Laboratories	229
55,738	Bristol-Myers Squibb Co.	1,390
25,371	Eli Lilly & Co.	850
75,993	Johnson & Johnson	4,488
101,061	Merck & Co., Inc.	3,534

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
261,422	Pfizer, Inc.	$3,728

		14,219

	Property & Casualty Insurance — 0.97%
9,300	ACE Ltd.	479
56,100	Berkshire Hathaway, Inc., Class B (a)	4,471
17,516	The Allstate Corp.	503
10,619	The Chubb Corp.	531
14,205	The Travelers Cos., Inc.	699

		6,683

	Publishing — 0.04%
8,200	Thomson Reuters Corp.	294

	Railroads — 0.33%
12,642	CSX Corp.	628
11,972	Norfolk Southern Corp.	635
14,401	Union Pacific Corp.	1,001

		2,264

	Regional Banks — 0.22%
22,435	BB&T Corp.	590
17,019	PNC Financial Services Group, Inc.	962

		1,552

	Retail REITs — 0.03%
2,955	Simon Property Group, Inc.	239
1	The Macerich Co.	—

		239

	Semiconductors — 0.23%
57,064	Intel Corp.	1,110
21,700	Texas Instruments, Inc.	505

		1,615

	Soft Drinks — 0.32%
22,200	PepsiCo, Inc.	1,353
17,335	The Coca-Cola Co.	869

		2,222

	Specialized Finance — 0.08%
2,093	CME Group, Inc.	589

	Specialized REITs — 0.01%
400	Public Storage	35

	Steel — 0.03%
5,866	Nucor Corp.	225

	Systems Software — 0.32%
82,200	Microsoft Corp.	1,892
23,500	Symantec Corp. (a)	326

		2,218

	Tobacco — 0.18%
28,200	Altria Group, Inc.	565
9,500	Philip Morris International, Inc.	436

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Tobacco (continued)
5,180	Reynolds American, Inc.	$270

		1,271

	Wireless Telecommunication Services — 0.06%
95,742	Sprint Nextel Corp. (a)	406

	Total SSgA Funds Management, Inc.	118,365

	Total Common Stocks	558,874

	Corporate Bonds — 0.78%
	PIMCO — 0.78%
	Airlines — 0.07%
$ 500	Delta Air Lines, Inc., Series A2, 7.57%, 11/18/10	506

	Automobiles — 0.21%
1,300	Daimler Finance North America LLC, 6.50%, 11/15/13	1,455

	Computers & Peripherals — 0.06%
400	Hewlett-Packard Co., 1.59%, 5/27/11 (b)	404

	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	99
500	SLM Corp., Series A, MTN, 0.62%, 1/27/14 (b)	412

		511

	Diversified Financial Services — 0.07%
500	General Electric Capital Corp., Series A, MTN, 0.69%, 9/15/14 (b)	470

	Diversified Telecommunication Services — 0.07%
500	Verizon Communications, Inc., 3.75%, 5/20/11	512

	Electric Utilities — 0.18%
1,200	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,248

	Energy Equipment & Services — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	102

	Insurance — 0.03%
100	American International Group, Inc., MTN, 0.64%, 3/20/12 (b)	97
100	American International Group, Inc., Series 1, MTN, 0.41%, 10/18/11 (b)	94

		191

	Total Corporate Bonds	5,399

Principal Amount (000)	Security Description	Value (000)
	Asset Backed Securities — 0.42%
	PIMCO — 0.42%
$442	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.44%, 6/25/47 (b)	$417
396	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.45%, 5/25/36 (b)	364
405	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.43%, 10/25/28 (b)	383
15	Fremont Home Loan Trust, Series 2006-C, Class 2A1, 0.40%, 10/25/36 (b)	15
99	JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A2, 0.40%, 7/25/36 (b)	98
437	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.41%, 5/25/37 (b)	349
242	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.41%, 6/25/37 (b)	234
278	SLM Student Loan Trust, Series 2005-4, Class A2, 0.40%, 4/26/21 (b)	278
34	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	37
435	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.43%, 6/25/37 (b)	356
341	Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A, 0.58%, 10/25/35 (b)	335

	Total Asset Backed Securities	2,866

	Collateralized Mortgage Obligations — 3.43%
	PIMCO — 3.43%
151	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.41%, 10/25/34 (b)	129
15	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45 (b)	13
80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	84
733	Banc of America Funding Corp., Series 2005-D, Class A1, 2.93%, 5/25/35 (b)	720
20	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.40%, 2/25/36 (b)	16

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$87	Bear Stearns Adjustable Rate Mortgage Trust, Series 2000-2, Class A1, 3.54%, 11/25/30 (b)	$86
169	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 3.77%, 8/25/33 (b)	165
111	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 22A1, 4.74%, 4/25/34 (b)	101
26	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 4.11%, 11/25/34 (b)	25
379	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35 (b)	333
537	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (b)	465
130	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	133
698	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.56%, 5/25/35 (b)	413
26	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.63%, 2/25/37 (b)	14
27	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.81%, 2/25/37 (b)	18
31	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.54%, 9/25/46 (b)	17
25	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.56%, 7/20/46 (b)	10
82	Countrywide Home Loans, Series 2004-16, Class 1A4A, 0.73%, 9/25/34 (b)	48
871	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.67%, 3/25/35 (b)	513
367	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.64%, 4/25/35 (b)	204
845	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.58%, 5/25/35 (b)	484
1,323	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 5.25%, 2/20/36 (b)	963
27	Fannie Mae, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	30
666	Fannie Mae, Series 2006-82, Class F, 0.92%, 9/25/36 (b)	667

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$20	Freddie Mac, Series 3346, Class FA, 0.58%, 2/15/19 (b)	$20
1,790	Freddie Mac, Series 3616, Class FG, 1.00%, 3/15/32 (b)	1,798
466	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 23A, 4.53%, 6/25/34 (b)	433
179	Government National Mortgage Association, Series 2000-9, Class FH, 0.85%, 2/16/30 (b)	179
4,355	Government National Mortgage Association, Series 2005-16, Class FA, 0.60%, 2/20/35 (b)	4,330
4,494	Government National Mortgage Association, Series 2005-3, Class FC, 0.60%, 1/16/35 (b)	4,469
1,667	Government National Mortgage Association, Series 2008-6, Class FA, 0.84%, 2/20/38 (b)	1,675
861	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.57%, 6/25/45 (b)	505
783	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.57%, 5/19/35 (b)	463
1,322	Master Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1, 2.59%, 5/25/34 (b)	1,004
440	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35 (b)	397
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	83
610	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 5.05%, 10/25/35 (b)	422
488	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 3A2, 2.45%, 5/25/34 (b)	446
195	WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, 0.67%, 1/25/45 (b)	151
428	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.66%, 1/25/45 (b)	325
601	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.58%, 4/25/45 (b)	464
12	Washington Mutual MSC MortgageThrough Certificates, Series 2003-AR1, Class 2A, 3.49%, 2/25/33 (b)	11

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 3.62%, 10/25/35 (b)	$499
311	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.88%, 3/25/35 (b)	282

	Total Collateralized Mortgage Obligations	23,607

	Certificates of Deposit — 0.13%
	PIMCO — 0.13%
900	Intesa Sanpaolo New York, 2.38%, 12/21/12	892

	Total Certificates of Deposit	892

	Foreign Bonds — 1.50%
	PIMCO — 1.50%
3,200	Canadian Government Bond, 4.50%, 6/1/15 (c)	3,311
2,500	Canadian Government Bond, 2.00%, 12/1/14 (c)	2,324
1,900	Canadian Government Bond, 1.50%, 3/1/12 (c)	1,792
600	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (c)	748
800	International Lease Finance Corp., Series E, MTN, 1.08%, 7/6/10 (b)(c)	978
1,500	Kingdom of Denmark, 4.00%, 11/15/19 (c)	274
5,323	Norwegian Government Bond, 6.50%, 5/15/13 (c)	912

	Total Foreign Bonds	10,339

	Municipal Bonds — 0.35%
	PIMCO — 0.35%
	California — 0.19%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,012
300	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	306

		1,318

	Illinois — 0.14%
1,000	Illinois State, GO, 1.82%, 1/1/11	1,001

	Washington — 0.02%
100	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	109

	Total Municipal Bonds	2,428

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Mortgages — 0.16%
	PIMCO — 0.16%
$38	Fannie Mae, Pool #886660, 5.50%, 8/1/36	$41
493	Fannie Mae, Pool #900980, 6.00%, 9/1/36	536
52	Fannie Mae, Pool #928066, 5.50%, 1/1/37	56
378	Fannie Mae, Pool #985616, 5.50%, 4/1/34	408
98	Fannie Mae, Pool #AC1267, 4.00%, 8/1/39	100

	Total U.S. Government Agency Mortgages	1,141

	U.S. Treasury Obligations — 6.26%
	PIMCO — 6.23%
7,000	U.S. Treasury Bills, 0.20%, 12/9/10 (d)	6,994
20,000	U.S. Treasury Bills, 0.06%, 7/29/10 (d)	19,997
2,684	U.S. Treasury Bills, 0.19%, 8/26/10 (d)(e)	2,683
7,596	U.S. Treasury Bills, 0.19%, 9/2/10 (d)(e)	7,594
65	U.S. Treasury Bills, 0.22%, 9/9/10 (d)(e)	65
800	U.S. Treasury Note, 3.50%, 5/15/20	837
700	U.S. Treasury Note, 3.13%, 5/15/19	715
2,200	U.S. Treasury Note, 3.63%, 8/15/19 (e)	2,326
1,700	U.S. Treasury Note, 3.38%, 11/15/19 (e)	1,761

	Total PIMCO	42,972

	SSgA Funds Management, Inc. — 0.03%
197	U.S. Treasury Bills, 0.08%, 10/14/10 (d)(e)	197

	Total U.S. Treasury Obligations	43,169

	Yankee Dollars — 0.47%
	PIMCO — 0.47%
250	Deutsche Telekom International Finance BV, 5.38%, 3/23/11 (Wireless Telecommunication Services)	257
200	Export-Import Bank of Korea, 5.13%, 6/29/20 (Commercial Banks)	201
200	Export-Import Bank of Korea, 4.13%, 9/9/15 (Commercial Banks)	203

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	PIMCO (continued)
$100	Export-Import Bank of Korea, 5.88%, 1/14/15 (Commercial Banks)	$108
100	Intesa Sanpaolo SpA, 0.80%, 1/19/12 (Air Freight & Logistics) (b)	100
1,200	KFW, Series G, MTN, 4.88%, 6/17/19 (Commercial Banks)	1,336
1,000	Kommunalbanken A.S., Series E, MTN, 2.00%, 1/14/13 (Sovereign)	1,015

	Total Yankee Dollars	3,220

	Time Deposits — 2.46%
	AllianceBernstein L.P. — 1.30%
8,933	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	8,933

	Institutional Capital, LLC — 1.16%
7,992	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	7,992

	Total Time Deposits	16,925

	Mutual Funds — 1.94%
	PIMCO — 0.35%
2,371,989	SSgA U.S. Government Money Market, 0.00% (b)	2,372

	SSgA Funds Management, Inc. — 1.59%
10,979,884	Alliance Money Market Fund Prime Portfolio, 0.21% (b)	10,980

	Total Mutual Funds	13,352

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
116	S&P 500 Future (Put Option) Expiring July, 2010 at $350	—

	Total Put Options Purchased	—

	Repurchase Agreements — 3.45%
	PIMCO — 3.45%
11,900	Barclays Capital, Inc., 0.01%, 7/1/10, (Purchased on 6/30/10, proceeds at maturity $11,900,003, collateralized by U.S. Treasury Inflation Index Bond, 3.63%, 4/15/28 fair value $12,158,000)	11,900

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$11,900	JPMorgan Securities, Inc., 0.02%, 7/1/10, (Purchased on 6/30/10, proceeds at maturity $11,900,007, collateralized by Freddie Mac , 0.29%, 5/1/12 fair value $12,158,000)	$11,900

	Total Repurchase Agreements	23,800

	Total Investments (cost $714,210) — 102.47%	706,012
	Liabilities in excess of other assets — (2.47)%	(17,041)

	Net Assets — 100.00%	$688,971

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

(c)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(d)	Rate disclosed represents effective yield at purchase.

(e)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

ADR — American Depositary Receipt

GO — General Obligation

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
222	S&P 500 E-Mini Future	$11,395	Sep-10	$(532)
414	S&P 500 Future	106,253	Sep-10	(6,920)

				$(7,452)

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
14	S&P 500 E-mini Future	$719	Sep-10	$(41)

	Net Unrealized Appreciation/(Depreciation)			$(7,493)

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
9,254,000	Indian Rupee	HSBC	11/12/2010	$200	$196	$(4)
907,000	Japanese Yen	Bank of America	7/14/2010	10	10	—
74,000,000	Korean Won	Barclays Bank	7/28/2010	63	61	(2)
142,785,000	Korean Won	Morgan Stanley	7/28/2010	121	117	(4)
341,772,000	Korean Won	Morgan Stanley	8/27/2010	290	280	(10)
153,698,000	Korean Won	Barclays Bank	11/12/2010	131	126	(5)
84,019,000	Korean Won	Citibank	11/12/2010	72	69	(3)
45,830,000	Korean Won	JP Morgan Chase	11/12/2010	40	38	(2)
46,044,000	Korean Won	Morgan Stanley	11/12/2010	40	38	(2)
11,590,000	Korean Won	Citibank	11/12/2010	10	10	—
23,094,000	Korean Won	Citibank	11/12/2010	20	19	(1)
23,397,000	Korean Won	JP Morgan Chase	11/12/2010	20	19	(1)
23,385,000	Korean Won	Citibank	11/12/2010	20	19	(1)
11,730,000	Korean Won	Goldman Sachs	11/12/2010	10	10	—
23,352,000	Korean Won	Citibank	11/12/2010	20	19	(1)
11,678,000	Korean Won	Citibank	11/12/2010	10	10	—
23,238,000	Korean Won	Citibank	11/12/2010	20	19	(1)
62,549,000	Korean Won	Bank of America	11/12/2010	53	51	(2)
449,480,000	Korean Won	JP Morgan Chase	7/28/2010	400	368	(32)
543,604,000	Korean Won	Barclays Bank	7/28/2010	462	445	(17)
341,772,000	Korean Won	Barclays Bank	7/28/2010	291	280	(11)
5,323,000	Norwegian Krone	Citibank	9/21/2010	828	815	(13)
177,000	Singapore Dollar	Barclays Bank	9/16/2010	126	127	1
150,096	Singapore Dollar	Goldman Sachs	9/16/2010	107	107	—

	Total Currencies Purchased			$3,364	$3,253	$(111)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Currency Contracts (continued)

PIMCO (continued)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
10,000	British Sterling Pound	Bank of America	9/23/10	$15	$15	$—
5,076,000	Canadian Dollar	Royal Bank of Scottland	7/7/2010	5,050	4,769	281
420,000	Canadian Dollar	Barclays Bank	7/7/2010	415	395	20
1,973,000	Canadian Dollar	Royal Bank of Canada	7/7/2010	1,915	1,854	61
331,000	Canadian Dollar	Citibank	7/7/2010	318	311	7
83,000	Danish Kroner	Citibank	9/21/10	14	14	—
1,501,000	Euro	Credit Suisse	7/26/10	2,012	1,835	177
32,000	Euro	Credit Suisse	7/26/10	38	39	(1)
13,000	Euro	Royal Bank of Scottland	7/26/10	16	16	—
9,254,000	Indian Rupee	Barclays Bank	11/12/10	203	196	7
1,551,641,000	Korean Won	Barclays Bank	7/28/10	1,333	1,271	62
543,604,000	Korean Won	Barclays Bank	11/12/10	462	447	15
341,772,000	Korean Won	Barclays Bank	8/27/10	290	280	10
5,987,000	Norwegian Krone	CS First Boston Corp.	9/21/10	918	916	2

	Total Currencies Sold			$12,999	$12,358	$641

	Net Unrealized Appreciation/(Depreciation)					$530

Written Options

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(4)	S&P 500 Future Call	$1,150	$(8)	$—	Jul-10	$8
(4)	S&P 500 Future Put	1,050	(12)	(38)	Jul-10	(26)
(610)	Call – Interest Rate Option U.S. Dollar 10-Year Interest	3.25	(21)	(142)	Aug-10	(121)
(510)	Put – Interest Rate Option U.S. Dollar 10-Year Interest	4.75	(30)	—	Aug-10	30
(230)	Put – Interest Rate Option U.S. Dollar 10-Year Interest	5.00	(20)	—	Oct-10	20
(230)	Call – Interest Rate Option U.S. Dollar 10-Year Interest	3.25	(6)	(59)	Oct-10	(53)
(100)	Put – Interest Rate Option U.S. Dollar 10-Year Interest	4.50	(3)	—	Aug-10	3

	Net Unrealized Appreciation/(Depreciation)		$(100)	$(239)		$(139)

Interest Rate SWAP Agreements

PIMCO

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation/ (Depreciation) (000)
Swap Agreements
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	$11,000	$45	$42	1/2/12	11.36%	$(3)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 99.32%
	Jennison Associates LLC — 39.32%
	Aerospace & Defense — 1.69%
36,997	Precision Castparts Corp.	$3,808
56,215	The Boeing Co.	3,528
40,616	United Technologies Corp.	2,636

		9,972

	Apparel, Accessories & Luxury Goods — 0.94%
74,449	Coach, Inc.	2,721
38,497	Polo Ralph Lauren Corp.	2,809

		5,530

	Application Software — 1.64%
171,901	Adobe Systems, Inc. (a)	4,543
50,954	Salesforce.com, Inc. (a)	4,373
46,284	SolarWinds, Inc. (a)	743

		9,659

	Auto Parts & Equipment — 0.31%
67,406	Johnson Controls, Inc.	1,811

	Biotechnology — 1.63%
77,869	Celgene Corp. (a)	3,957
111,155	Gilead Sciences, Inc. (a)	3,810
55,952	Vertex Pharmaceuticals, Inc. (a)	1,841

		9,608

	Communications Equipment — 1.70%
289,198	Cisco Systems, Inc. (a)	6,163
168,145	Juniper Networks, Inc. (a)	3,837

		10,000

	Computer Hardware — 3.96%
50,711	Apple, Inc. (a)	12,756
161,024	Hewlett-Packard Co.	6,969
29,496	International Business Machines Corp.	3,642

		23,367

	Computer Storage & Peripherals — 0.87%
137,815	NetApp, Inc. (a)	5,142

	Construction & Engineering — 0.24%
69,300	Quanta Services, Inc. (a)	1,431

	Construction & Farm Machinery & Heavy Trucks — 0.15%
13,955	Cummins, Inc.	909

	Data Processing & Outsourced Services — 2.12%
30,561	MasterCard, Inc., Class – A	6,098
90,253	Visa, Inc., Class – A	6,385

		12,483

	Electronic Equipment & Instruments — 0.47%
98,124	Agilent Technologies, Inc. (a)	2,790

	Food Retail — 0.28%
45,542	Whole Foods Market, Inc. (a)	1,640

Shares	Security Description	Value (000)
	Footwear — 0.93%
80,757	NIKE, Inc., Class – B	$5,455

	General Merchandise Stores — 1.18%
102,689	Dollar General Corp. (a)	2,829
84,230	Target Corp.	4,142

		6,971

	Health Care Services — 1.39%
63,794	Express Scripts, Inc. (a)	3,000
94,523	Medco Health Solutions, Inc. (a)	5,206

		8,206

	Health Care Supplies — 0.76%
30,022	Alcon, Inc.	4,449

	Home Improvement Retail — 0.27%
57,611	The Home Depot, Inc.	1,617

	Hotels, Resorts & Cruise Lines — 0.54%
106,230	Marriott International, Inc., Class – A	3,180

	Household Products — 0.48%
36,245	Colgate-Palmolive Co.	2,855

	Hypermarkets & Super Centers — 0.49%
53,073	Costco Wholesale Corp.	2,910

	Industrial Conglomerates — 0.46%
91,088	Koninklijke Philips Electronics NV – NYS	2,718

	Industrial Machinery — 0.42%
72,200	Ingersoll-Rand PLC	2,490

	Integrated Oil & Gas — 0.99%
75,591	Occidental Petroleum Corp.	5,832

	Internet Retail — 1.33%
72,005	Amazon.com, Inc. (a)	7,867

	Internet Software & Services — 1.92%
35,451	Baidu, Inc. – Sponsored ADR (a)	2,413
15,311	Google, Inc., Class – A (a)	6,813
127,702	Tencent Holdings Ltd. – ADR	2,119

		11,345

	Investment Banking & Brokerage — 1.23%
181,787	Charles Schwab Corp.	2,578
104,163	Morgan Stanley	2,417
17,009	The Goldman Sachs Group, Inc.	2,233

		7,228

	Life Sciences Tools & Services — 0.33%
44,454	Illumina, Inc. (a)	1,935

	Movies & Entertainment — 1.18%
221,475	The Walt Disney Co.	6,976

	Oil & Gas Equipment & Services — 1.15%
122,777	Schlumberger Ltd.	6,794

	Oil & Gas Exploration & Production — 0.31%
47,631	Southwestern Energy Co. (a)	1,840

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Other Diversified Financial Services — 0.51%
81,445	JPMorgan Chase & Co.	$2,982

	Packaged Foods & Meats — 0.94%
104,506	Kraft Foods, Inc.	2,926
97,813	Unilever PLC – Sponsored ADR	2,615

		5,541

	Pharmaceuticals — 2.38%
79,427	Abbott Laboratories	3,716
3,401	Allergan, Inc.	198
117,215	Mylan, Inc. (a)	1,997
46,320	Roche Holding AG – ADR	1,589
32,941	Shire PLC – ADR	2,022
86,879	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	4,517

		14,039

	Railroads — 0.25%
21,563	Union Pacific Corp.	1,499

	Restaurants — 0.41%
100,146	Starbucks Corp.	2,433

	Semiconductors — 1.27%
64,912	Broadcom Corp., Class – A	2,140
196,684	Intel Corp.	3,825
96,102	Marvell Technology Group Ltd. (a)	1,515

		7,480

	Specialty Stores — 0.60%
115,962	Staples, Inc.	2,209
34,892	Tiffany & Co.	1,323

		3,532

	Systems Software — 1.60%
292,923	Microsoft Corp.	6,740
43,213	VMware, Inc., Class – A (a)	2,705

		9,445

	Total Jennison Associates LLC	231,961

	SsgA Funds Management, Inc. — 19.36%
	Advertising — 0.04%
7,411	Omnicom Group, Inc.	254

	Aerospace & Defense — 0.80%
22,987	Honeywell International, Inc.	897
7,262	Lockheed Martin Corp.	541
4,300	Precision Castparts Corp.	443
18,410	The Boeing Co.	1,155
25,562	United Technologies Corp.	1,659

		4,695

	Air Freight & Logistics — 0.28%
6,100	FedEx Corp.	428
21,409	United Parcel Service, Inc., Class – B	1,218

		1,646

Shares	Security Description	Value (000)
	Aluminum — 0.01%
4,407	Alcoa, Inc.	$44

	Apparel Retail — 0.13%
12,286	The Gap, Inc.	239
12,200	The TJX Cos., Inc.	512

		751

	Application Software — 0.07%
15,779	Adobe Systems, Inc. (a)	417

	Asset Management & Custody Banks — 0.10%
336	BlackRock, Inc., Class – A	48
4,451	Franklin Resources, Inc.	384
2,859	Northern Trust Corp.	133

		565

	Auto Parts & Equipment — 0.09%
19,075	Johnson Controls, Inc.	513

	Automobile Manufacturers — 0.17%
100,100	Ford Motor Co. (a)	1,009

	Biotechnology — 0.33%
13,789	Celgene Corp. (a)	701
6,078	Genzyme Corp. (a)	308
26,686	Gilead Sciences, Inc. (a)	915

		1,924

	Cable & Satellite — 0.15%
26,608	The DIRECTV Group, Inc., Class – A (a)	903

	Casinos & Gaming — 0.04%
9,500	Las Vegas Sands Corp. (a)	210

	Communications Equipment — 0.97%
171,349	Cisco Systems, Inc. (a)	3,651
5,852	Corning, Inc.	95
15,824	Juniper Networks, Inc. (a)	361
49,240	Qualcomm, Inc.	1,617

		5,724

	Computer & Electronics Retail — 0.06%
10,312	Best Buy Co., Inc.	349

	Computer Hardware — 2.59%
27,335	Apple, Inc. (a)	6,876
51,023	Dell, Inc. (a)	615
70,386	Hewlett-Packard Co.	3,046
38,444	International Business Machines Corp.	4,747

		15,284

	Computer Storage & Peripherals — 0.19%
61,682	EMC Corp. (a)	1,129

	Construction & Farm Machinery & Heavy Trucks — 0.38%
18,841	Caterpillar, Inc.	1,132
11,992	Deere & Co.	668
10,925	PACCAR, Inc.	435

		2,235

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SsgA Funds Management, Inc. (continued)
	Consumer Finance — 0.21%
31,471	American Express Co.	$1,249

	Data Processing & Outsourced Services — 0.37%
15,098	Automatic Data Processing, Inc.	608
2,921	MasterCard, Inc., Class – A	583
13,973	Visa, Inc., Class – A	988

		2,179

	Department Stores — 0.06%
6,860	Kohl’s Corp. (a)	326

	Diversified Chemicals — 0.05%
9,343	E.I. du Pont de Nemours & Co.	323

	Diversified Metals & Mining — 0.15%
12,937	Freeport-McMoRan Copper & Gold, Inc.	765
5,080	Southern Copper Corp.	135

		900

	Drug Retail — 0.14%
4,574	CVS Caremark Corp.	134
26,707	Walgreen Co.	713

		847

	Electrical Components & Equipment — 0.17%
22,575	Emerson Electric Co.	986

	Fertilizers & Agricultural Chemicals — 0.16%
16,367	Monsanto Co.	756
4,765	The Mosaic Co.	186

		942

	Food Distributors — 0.09%
17,796	Sysco Corp.	508

	Food Retail — 0.00%
1,094	The Kroger Co.	22

	Footwear — 0.12%
10,834	NIKE, Inc., Class – B	732

	General Merchandise Stores — 0.18%
22,053	Target Corp.	1,084

	Gold — 0.15%
14,253	Newmont Mining Corp.	880

	Health Care Distributors — 0.06%
3,700	Cardinal Health, Inc.	124
3,495	McKesson Corp.	235

		359

	Health Care Equipment — 0.58%
14,950	Baxter International, Inc.	607
6,990	Becton, Dickinson & Co.	473
15,000	Covidien PLC	603
25,385	Medtronic, Inc.	921
9,826	St. Jude Medical, Inc. (a)	355

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
9,474	Stryker Corp.	$474

		3,433

	Health Care Services — 0.26%
16,478	Express Scripts, Inc. (a)	775
13,758	Medco Health Solutions, Inc. (a)	758

		1,533

	Health Care Supplies — 0.05%
2,100	Alcon, Inc.	311

	Home Entertainment Software — 0.01%
4,238	Activision Blizzard, Inc.	44

	Home Improvement Retail — 0.36%
32,953	Lowe’s Cos., Inc.	673
50,805	The Home Depot, Inc.	1,426

		2,099

	Hotels, Resorts & Cruise Lines — 0.02%
4,898	Carnival Corp.	148

	Household Products — 0.32%
12,295	Colgate-Palmolive Co.	968
9,826	Kimberly-Clark Corp.	596
5,175	The Procter & Gamble Co.	311

		1,875

	Hypermarkets & Super Centers — 0.42%
13,195	Costco Wholesale Corp.	724
36,992	Wal-Mart Stores, Inc.	1,778

		2,502

	Industrial Conglomerates — 0.48%
21,441	3M Co.	1,694
74,300	General Electric Co.	1,071
2,200	Tyco International Ltd.	78

		2,843

	Industrial Gases — 0.19%
6,409	Air Products & Chemicals, Inc.	416
9,163	Praxair, Inc.	696

		1,112

	Industrial Machinery — 0.19%
14,770	Danaher Corp.	548
13,200	Illinois Tool Works, Inc.	545

		1,093

	Integrated Oil & Gas — 1.63%
3,200	Chevron Corp.	217
17,100	ConocoPhillips	840
140,578	Exxon Mobil Corp.	8,023
5,700	Marathon Oil Corp.	177
4,900	Occidental Petroleum Corp.	378

		9,635

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SsgA Funds Management, Inc. (continued)
	Internet Retail — 0.19%
10,463	Amazon.com, Inc. (a)	$1,143

	Internet Software & Services — 0.64%
13,090	eBay, Inc. (a)	257
7,300	Google, Inc., Class – A (a)	3,248
17,513	Yahoo!, Inc. (a)	242

		3,747

	Investment Banking & Brokerage — 0.12%
29,655	Charles Schwab Corp.	420
13,310	Morgan Stanley	309

		729

	IT Consulting & Other Services — 0.20%
18,300	Accenture PLC, Class – A	707
9,000	Cognizant Tech Solutions Corp. (a)	451

		1,158

	Life & Health Insurance — 0.13%
13,267	Aflac, Inc.	566
5,500	MetLife, Inc.	208

		774

	Movies & Entertainment — 0.08%
14,300	News Corp., Class – A	171
7,000	Time Warner, Inc.	202
3,600	Viacom, Inc., Class – B	113

		486

	Oil & Gas Equipment & Services — 0.47%
3,500	Baker Hughes, Inc.	146
27,200	Halliburton Co.	668
35,785	Schlumberger Ltd.	1,980

		2,794

	Oil & Gas Exploration & Production — 0.19%
7,600	EOG Resources, Inc.	747
10,344	Southwestern Energy Co. (a)	400

		1,147

	Oil & Gas Storage & Transportation — 0.02%
7,200	The Williams Cos., Inc.	132

	Packaged Foods & Meats — 0.13%
11,862	General Mills, Inc.	421
6,936	Kellogg Co.	349

		770

	Pharmaceuticals — 0.59%
41,735	Abbott Laboratories	1,952
9,137	Allergan, Inc.	532
6,972	Eli Lilly & Co.	234
12,445	Johnson & Johnson	735

		3,453

Shares	Security Description	Value (000)
	Property & Casualty Insurance — 0.03%
1,500	ACE Ltd.	$77
1,700	The Travelers Cos., Inc.	84

		161

	Publishing — 0.02%
3,600	Thomson Reuters Corp.	129

	Railroads — 0.02%
1,881	Union Pacific Corp.	131

	Restaurants — 0.55%
32,325	McDonald’s Corp.	2,129
22,329	Starbucks Corp.	543
14,051	YUM! Brands, Inc.	548

		3,220

	Retail REITs — 0.08%
6,114	Simon Property Group, Inc.	494

	Semiconductor Equipment — 0.08%
40,300	Applied Materials, Inc.	484

	Semiconductors — 0.53%
14,897	Broadcom Corp., Class – A	491
114,232	Intel Corp.	2,222
16,634	Texas Instruments, Inc.	387

		3,100

	Soft Drinks — 0.69%
27,821	PepsiCo, Inc.	1,696
47,173	The Coca-Cola Co.	2,364

		4,060

	Specialized REITs — 0.06%
3,800	Public Storage	334

	Specialty Stores — 0.07%
21,889	Staples, Inc.	417

	Steel — 0.03%
4,100	Nucor Corp.	157

	Systems Software — 1.04%
153,725	Microsoft Corp.	3,537
114,304	Oracle Corp.	2,453
2,210	Symantec Corp. (a)	31
2,215	VMware, Inc., Class – A (a)	139

		6,160

	Tobacco — 0.49%
36,384	Altria Group, Inc.	729
46,794	Philip Morris International, Inc.	2,145

		2,874

	Wireless Telecommunication Services — 0.09%
12,079	American Tower Corp., Class – A (a)	538

	Total SSgA Funds Management, Inc.	114,209

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sustainable Growth Advisers — 40.64%
	Air Freight & Logistics — 1.09%
91,347	FedEx Corp.	$6,404

	Asset Management & Custody Banks — 1.51%
264,188	State Street Corp.	8,935

	Communications Equipment — 1.98%
306,550	Juniper Networks, Inc. (a)	6,996
142,912	Qualcomm, Inc.	4,693

		11,689

	Computer Hardware — 1.70%
39,833	Apple, Inc. (a)	10,019

	Consumer Finance — 1.09%
161,954	American Express Co.	6,430

	Data Processing & Outsourced Services — 3.82%
259,015	Automatic Data Processing, Inc.	10,428
171,197	Visa, Inc., Class – A	12,112

		22,540

	Health Care Equipment — 2.43%
5,900	Intuitive Surgical, Inc. (a)	1,862
96,690	Stryker Corp.	4,840
140,860	Zimmer Holdings, Inc. (a)	7,614

		14,316

	Health Care Technology — 1.25%
97,435	Cerner Corp. (a)	7,394

	Home Improvement Retail — 1.57%
454,916	Lowe’s Cos., Inc.	9,290

	Internet Retail — 1.08%
58,268	Amazon.com, Inc. (a)	6,366

	Internet Software & Services — 2.80%
347,850	eBay, Inc. (a)	6,821
16,240	Google, Inc., Class – A (a)	7,226
51,690	VistaPrint NV (a)	2,455

		16,502

	Oil & Gas Equipment & Services — 2.46%
213,710	National Oilwell Varco, Inc.	7,068
134,863	Schlumberger Ltd.	7,463

		14,531

	Pharmaceuticals — 3.39%
146,516	Johnson & Johnson	8,653
217,925	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	11,330

		19,983

	Restaurants — 1.74%
421,934	Starbucks Corp.	10,253

	Soft Drinks — 3.00%
124,872	PepsiCo, Inc.	7,611

Shares or Principal Amount (000)	Security Description	Value (000)
	Soft Drinks (continued)
201,373	The Coca-Cola Co.	$10,093

		17,704

	Specialty Chemicals — 1.48%
193,852	Ecolab, Inc.	8,706

	Specialty Stores — 1.92%
594,837	Staples, Inc.	11,332

	Systems Software — 4.36%
416,382	Microsoft Corp.	9,581
449,546	Oracle Corp.	9,647
224,148	Red Hat, Inc. (a)	6,487

		25,715

	Trading Companies & Distributors — 1.97%
231,707	Fastenal Co.	11,629

	Total Sustainable Growth Advisers	239,738

	Total Common Stocks	585,908

	U.S. Treasury Obligations — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$192	U.S. Treasury Bills, 0.08%, 10/14/10 (b)(d)	192
50	U.S. Treasury Bills, 0.13%, 9/16/10 (b)(d)	50

	Total U.S. Treasury Obligations	242

	Time Deposits — 0.97%
	Jennison Associates LLC — 0.31%
1,830	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	1,830

	Sustainable Growth Advisers — 0.66%
3,905	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	3,905

	Total Time Deposits	5,735

	Mutual Funds — 0.00%
	SSgA Funds Management, Inc. — 0.00%
100	Alliance Money Market Fund Prime Portfolio, 0.21% (c)	—

	Total Mutual Funds	—

	Total Investments (cost $504,151) — 100.33%	591,885
	Liabilities in excess of other assets — (0.33)%	(1,955)

	Net Assets — 100.00%	$589,930

Amounts designated as “—“ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

See accompanying notes to financial statements

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

(c)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

NYS — New York Shares

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
13	NASDAQ 100 E-Mini Future	$452	Sep-10	$(21)
17	S&P 500 E-Mini Future	873	Sep-10	(50)

	Net Unrealized Appreciation/(Depreciation)			$(71)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 81.50%
	Jennison Associates LLC — 36.70%
	Aerospace & Defense — 1.59%
50,375	Precision Castparts Corp.	$5,184
76,473	The Boeing Co.	4,799
56,264	United Technologies Corp.	3,652

		13,635

	Apparel, Accessories & Luxury Goods — 0.88%
101,286	Coach, Inc.	3,702
52,378	Polo Ralph Lauren Corp.	3,821

		7,523

	Application Software — 1.47%
244,099	Adobe Systems, Inc. (a)	6,451
70,356	Salesforce.com, Inc. (a)	6,038
7,016	SolarWinds, Inc. (a)	113

		12,602

	Auto Parts & Equipment — 0.29%
91,706	Johnson Controls, Inc.	2,464

	Biotechnology — 1.53%
106,029	Celgene Corp. (a)	5,388
152,195	Gilead Sciences, Inc. (a)	5,217
76,133	Vertex Pharmaceuticals, Inc. (a)	2,505

		13,110

	Communications Equipment — 1.58%
393,322	Cisco Systems, Inc. (a)	8,382
228,655	Juniper Networks, Inc. (a)	5,218

		13,600

	Computer Hardware — 3.71%
69,131	Apple, Inc. (a)	17,389
219,047	Hewlett-Packard Co.	9,480
40,121	International Business Machines Corp.	4,954

		31,823

	Computer Storage & Peripherals — 0.82%
187,510	NetApp, Inc. (a)	6,996

	Construction & Engineering — 0.23%
94,300	Quanta Services, Inc. (a)	1,947

	Construction & Farm Machinery & Heavy Trucks — 0.14%
18,988	Cummins, Inc.	1,237

	Data Processing & Outsourced Services — 1.97%
41,139	MasterCard, Inc., Class – A	8,209
122,805	Visa, Inc., Class – A	8,688

		16,897

	Electronic Equipment & Instruments — 0.44%
133,480	Agilent Technologies, Inc. (a)	3,795

	Food Retail — 0.26%
61,953	Whole Foods Market, Inc. (a)	2,232

Shares	Security Description	Value (000)
	Footwear — 0.86%
109,872	NIKE, Inc., Class – B	$7,422

	General Merchandise Stores — 1.10%
139,715	Dollar General Corp. (a)	3,849
114,572	Target Corp.	5,634

		9,483

	Health Care Services — 1.32%
86,806	Express Scripts, Inc. (a)	4,081
130,952	Medco Health Solutions, Inc. (a)	7,213

		11,294

	Health Care Supplies — 0.73%
42,458	Alcon, Inc.	6,292

	Home Improvement Retail — 0.26%
78,405	The Home Depot, Inc.	2,201

	Hotels, Resorts & Cruise Lines — 0.50%
144,611	Marriott International, Inc., Class – A	4,330

	Household Products — 0.45%
49,325	Colgate-Palmolive Co.	3,885

	Hypermarkets & Super Centers — 0.46%
72,195	Costco Wholesale Corp.	3,958

	Industrial Conglomerates — 0.43%
123,911	Koninklijke Philips Electronics NV – NYS	3,698

	Industrial Machinery — 0.39%
98,200	Ingersoll-Rand PLC	3,387

	Integrated Oil & Gas — 0.92%
102,856	Occidental Petroleum Corp.	7,935

	Internet Retail — 1.25%
98,003	Amazon.com, Inc. (a)	10,708

	Internet Software & Services — 1.80%
48,221	Baidu, Inc. – Sponsored ADR (a)	3,283
20,834	Google, Inc., Class – A (a)	9,270
173,196	Tencent Holdings Ltd. – ADR	2,873

		15,426

	Investment Banking & Brokerage — 1.16%
254,012	Charles Schwab Corp.	3,602
141,712	Morgan Stanley	3,289
23,151	The Goldman Sachs Group, Inc.	3,039

		9,930

	Life Sciences Tools & Services — 0.31%
60,258	Illumina, Inc. (a)	2,623

	Movies & Entertainment — 1.11%
301,337	The Walt Disney Co.	9,492

	Oil & Gas Equipment & Services — 0.91%
141,663	Schlumberger Ltd.	7,840

	Oil & Gas Exploration & Production — 0.29%
65,159	Southwestern Energy Co. (a)	2,518

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Other Diversified Financial Services — 0.47%
110,810	JPMorgan Chase & Co.	$4,057

	Packaged Foods & Meats — 0.86%
142,166	Kraft Foods, Inc.	3,981
128,187	Unilever PLC – Sponsored ADR	3,426

		7,407

	Pharmaceuticals — 2.33%
108,074	Abbott Laboratories	5,055
4,632	Allergan, Inc.	270
155,885	Mylan, Inc. (a)	2,656
86,700	Roche Holding AG – ADR	2,974
44,819	Shire PLC – ADR	2,751
120,691	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	6,275

		19,981

	Railroads — 0.24%
29,346	Union Pacific Corp.	2,040

	Restaurants — 0.38%
135,347	Starbucks Corp.	3,289

	Semiconductors — 1.19%
88,324	Broadcom Corp., Class – A	2,912
267,590	Intel Corp.	5,205
130,790	Marvell Technology Group Ltd. (a)	2,061

		10,178

	Specialty Stores — 0.56%
157,835	Staples, Inc.	3,007
47,461	Tiffany & Co.	1,799

		4,806

	Systems Software — 1.51%
403,687	Microsoft Corp.	9,289
58,816	VMware, Inc., Class – A (a)	3,681

		12,970

	Total Jennison Associates LLC	315,011

	SSgA Funds Management, Inc. — 7.19%
	Advertising — 0.02%
3,954	Omnicom Group, Inc.	136

	Aerospace & Defense — 0.30%
12,427	Honeywell International, Inc.	485
3,975	Lockheed Martin Corp.	296
2,300	Precision Castparts Corp.	237
9,987	The Boeing Co.	626
13,862	United Technologies Corp.	900

		2,544

	Air Freight & Logistics — 0.10%
3,300	FedEx Corp.	232
11,604	United Parcel Service, Inc., Class – B	660

		892

Shares	Security Description	Value (000)
	Aluminum — 0.00%
2,585	Alcoa, Inc.	$26

	Apparel Retail — 0.05%
6,633	The Gap, Inc.	129
6,600	The TJX Cos., Inc.	277

		406

	Application Software — 0.03%
8,485	Adobe Systems, Inc. (a)	224

	Asset Management & Custody Banks — 0.04%
228	BlackRock, Inc., Class – A	33
2,394	Franklin Resources, Inc.	206
1,587	Northern Trust Corp.	74

		313

	Auto Parts & Equipment — 0.03%
10,227	Johnson Controls, Inc.	275

	Automobile Manufacturers — 0.06%
54,200	Ford Motor Co. (a)	546

	Biotechnology — 0.12%
7,460	Celgene Corp. (a)	379
3,273	Genzyme Corp. (a)	166
14,344	Gilead Sciences, Inc. (a)	492

		1,037

	Cable & Satellite — 0.06%
14,315	The DIRECTV Group, Inc., Class – A (a)	486

	Casinos & Gaming — 0.01%
5,100	Las Vegas Sands Corp. (a)	113

	Communications Equipment — 0.36%
92,603	Cisco Systems, Inc. (a)	1,973
3,199	Corning, Inc.	52
8,464	Juniper Networks, Inc. (a)	193
26,617	Qualcomm, Inc.	874

		3,092

	Computer & Electronics Retail — 0.02%
5,591	Best Buy Co., Inc.	189

	Computer Hardware — 0.96%
14,732	Apple, Inc. (a)	3,705
27,427	Dell, Inc. (a)	331
38,056	Hewlett-Packard Co.	1,647
20,765	International Business Machines Corp.	2,564

		8,247

	Computer Storage & Peripherals — 0.07%
33,377	EMC Corp. (a)	611

	Construction & Farm Machinery & Heavy Trucks — 0.14%
10,187	Caterpillar, Inc.	612
6,523	Deere & Co.	363
5,870	PACCAR, Inc.	234

		1,209

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Consumer Finance — 0.08%
17,020	American Express Co.	$676

	Data Processing & Outsourced Services — 0.14%
8,138	Automatic Data Processing, Inc.	328
1,595	MasterCard, Inc., Class – A	318
7,535	Visa, Inc., Class – A	533

		1,179

	Department Stores — 0.02%
3,641	Kohl’s Corp. (a)	173

	Diversified Chemicals — 0.02%
5,070	E.I. du Pont de Nemours & Co.	175

	Diversified Metals & Mining — 0.06%
7,006	Freeport-McMoRan Copper & Gold, Inc.	414
2,745	Southern Copper Corp.	73

		487

	Drug Retail — 0.05%
2,456	CVS Caremark Corp.	72
14,341	Walgreen Co.	383

		455

	Electrical Components & Equipment — 0.06%
12,275	Emerson Electric Co.	536

	Fertilizers & Agricultural Chemicals — 0.06%
8,795	Monsanto Co.	407
2,572	The Mosaic Co.	100

		507

	Food Distributors — 0.03%
9,568	Sysco Corp.	273

	Food Retail — 0.00%
527	The Kroger Co.	10

	Footwear — 0.05%
5,838	NIKE, Inc., Class – B	394

	General Merchandise Stores — 0.07%
11,999	Target Corp.	590

	Gold — 0.05%
7,659	Newmont Mining Corp.	473

	Health Care Distributors — 0.02%
2,000	Cardinal Health, Inc.	67
1,914	McKesson Corp.	129

		196

	Health Care Equipment — 0.22%
8,065	Baxter International, Inc.	328
3,831	Becton, Dickinson & Co.	259
8,100	Covidien PLC	325
13,655	Medtronic, Inc.	495
5,309	St. Jude Medical, Inc. (a)	192

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
5,051	Stryker Corp.	$253

		1,852

	Health Care Services — 0.10%
8,912	Express Scripts, Inc. (a)	419
7,437	Medco Health Solutions, Inc. (a)	410

		829

	Health Care Supplies — 0.02%
1,150	Alcon, Inc.	170

	Home Entertainment Software — 0.00%
2,480	Activision Blizzard, Inc.	26

	Home Improvement Retail — 0.13%
17,696	Lowe’s Cos., Inc.	361
27,495	The Home Depot, Inc.	772

		1,133

	Hotels, Resorts & Cruise Lines — 0.01%
2,611	Carnival Corp.	79

	Household Products — 0.12%
6,668	Colgate-Palmolive Co.	525
5,341	Kimberly-Clark Corp.	324
2,765	The Procter & Gamble Co.	166

		1,015

	Hypermarkets & Super Centers — 0.16%
7,137	Costco Wholesale Corp.	391
20,004	Wal-Mart Stores, Inc.	962

		1,353

	Industrial Conglomerates — 0.18%
11,605	3M Co.	917
40,300	General Electric Co.	581
1,300	Tyco International Ltd.	46

		1,544

	Industrial Gases — 0.07%
3,414	Air Products & Chemicals, Inc.	221
4,955	Praxair, Inc.	377

		598

	Industrial Machinery — 0.07%
7,936	Danaher Corp.	295
7,100	Illinois Tool Works, Inc.	293

		588

	Integrated Oil & Gas — 0.61%
1,700	Chevron Corp.	115
9,200	ConocoPhillips	452
75,977	Exxon Mobil Corp.	4,336
3,100	Marathon Oil Corp.	97
2,700	Occidental Petroleum Corp.	208

		5,208

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Internet Retail — 0.07%
5,692	Amazon.com, Inc. (a)	$622

	Internet Software & Services — 0.24%
7,064	eBay, Inc. (a)	138
3,948	Google, Inc., Class – A (a)	1,757
9,404	Yahoo!, Inc. (a)	130

		2,025

	Investment Banking & Brokerage — 0.04%
15,941	Charles Schwab Corp.	226
7,124	Morgan Stanley	165

		391

	IT Consulting & Other Services — 0.07%
10,000	Accenture PLC, Class – A	387
4,800	Cognizant Tech Solutions Corp. (a)	240

		627

	Life & Health Insurance — 0.05%
7,173	Aflac, Inc.	306
3,000	MetLife, Inc.	113

		419

	Movies & Entertainment — 0.03%
7,700	News Corp., Class – A	92
3,800	Time Warner, Inc.	110
1,900	Viacom, Inc., Class – B	60

		262

	Oil & Gas Equipment & Services — 0.18%
1,900	Baker Hughes, Inc.	79
14,600	Halliburton Co.	358
19,352	Schlumberger Ltd.	1,071

		1,508

	Oil & Gas Exploration & Production — 0.07%
4,100	EOG Resources, Inc.	403
5,593	Southwestern Energy Co. (a)	216

		619

	Oil & Gas Storage & Transportation — 0.01%
3,900	The Williams Cos., Inc.	71

	Packaged Foods & Meats — 0.05%
6,408	General Mills, Inc.	227
3,714	Kellogg Co.	187

		414

	Pharmaceuticals — 0.22%
22,615	Abbott Laboratories	1,058
4,954	Allergan, Inc.	289
3,815	Eli Lilly & Co.	128
6,724	Johnson & Johnson	397

		1,872

Shares	Security Description	Value (000)
	Property & Casualty Insurance — 0.01%
900	ACE Ltd.	$47
900	The Travelers Cos., Inc.	44

		91

	Publishing — 0.01%
2,000	Thomson Reuters Corp.	72

	Railroads — 0.01%
985	Union Pacific Corp.	68

	Restaurants — 0.20%
17,413	McDonald’s Corp.	1,147
12,002	Starbucks Corp.	292
7,555	YUM! Brands, Inc.	295

		1,734

	Retail REITs — 0.03%
3,300	Simon Property Group, Inc.	267

	Semiconductor Equipment — 0.03%
21,600	Applied Materials, Inc.	260

	Semiconductors — 0.19%
8,043	Broadcom Corp., Class – A	265
61,778	Intel Corp.	1,202
8,937	Texas Instruments, Inc.	208

		1,675

	Soft Drinks — 0.25%
15,058	PepsiCo, Inc.	918
25,490	The Coca-Cola Co.	1,277

		2,195

	Specialized REITs — 0.02%
2,100	Public Storage	185

	Specialty Stores — 0.03%
11,730	Staples, Inc.	223

	Steel — 0.01%
2,200	Nucor Corp.	84

	Systems Software — 0.39%
83,075	Microsoft Corp.	1,912
61,808	Oracle Corp.	1,326
993	Symantec Corp. (a)	14
1,142	VMware, Inc., Class – A (a)	71

		3,323

	Tobacco — 0.18%
19,588	Altria Group, Inc.	393
25,287	Philip Morris International, Inc.	1,159

		1,552

	Wireless Telecommunication Services — 0.03%
6,495	American Tower Corp., Class – A (a)	289

	Total SSgA Funds Management, Inc.	61,713

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sustainable Growth Advisers — 37.61%
	Air Freight & Logistics — 0.99%
121,288	FedEx Corp.	$8,504

	Asset Management & Custody Banks — 1.40%
355,952	State Street Corp.	12,038

	Communications Equipment — 1.83%
413,040	Juniper Networks, Inc. (a)	9,426
192,578	Qualcomm, Inc.	6,324

		15,750

	Computer Hardware — 1.57%
53,667	Apple, Inc. (a)	13,499

	Consumer Finance — 1.12%
241,926	American Express Co.	9,604

	Data Processing & Outsourced Services — 3.54%
349,135	Automatic Data Processing, Inc.	14,056
230,733	Visa, Inc., Class – A	16,325

		30,381

	Health Care Equipment — 2.25%
7,950	Intuitive Surgical, Inc. (a)	2,509
130,320	Stryker Corp.	6,524
189,840	Zimmer Holdings, Inc. (a)	10,261

		19,294

	Health Care Technology — 1.17%
132,065	Cerner Corp. (a)	10,022

	Home Improvement Retail — 1.45%
611,344	Lowe’s Cos., Inc.	12,484

	Internet Retail — 1.01%
79,312	Amazon.com, Inc. (a)	8,666

	Internet Software & Services — 2.59%
468,700	eBay, Inc. (a)	9,191
21,890	Google, Inc., Class – A (a)	9,740
69,660	VistaPrint NV (a)	3,308

		22,239

	Oil & Gas Equipment & Services — 2.25%
287,950	National Oilwell Varco, Inc.	9,522
176,617	Schlumberger Ltd.	9,774

		19,296

	Pharmaceuticals — 3.14%
197,384	Johnson & Johnson	11,657
293,625	Teva Pharmaceutical Industries Ltd. – Sponsored ADR	15,266

		26,923

	Restaurants — 1.54%
543,536	Starbucks Corp.	13,208

	Soft Drinks — 2.79%
168,088	PepsiCo, Inc.	10,245

Shares or Principal Amount (000)	Security Description	Value (000)
	Soft Drinks (continued)
272,907	The Coca-Cola Co.	$13,678

		23,923

	Specialty Chemicals — 1.33%
255,198	Ecolab, Inc.	11,461

	Specialty Stores — 1.78%
801,483	Staples, Inc.	15,268

	Systems Software — 4.04%
561,248	Microsoft Corp.	12,914
605,904	Oracle Corp.	13,002
302,152	Red Hat, Inc. (a)	8,744

		34,660

	Trading Companies & Distributors — 1.82%
312,193	Fastenal Co.	15,669

	Total Sustainable Growth Advisers	322,889

	Total Common Stocks	699,613

	Corporate Bonds — 0.84%
	PIMCO — 0.84%
	Airlines — 0.08%
$700	Delta Air Lines, Inc., Series A2, 7.57%, 11/18/10	709

	Automobiles — 0.22%
1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,903

	Computers & Peripherals — 0.07%
600	Hewlett-Packard Co., 1.59%, 5/27/11 (b)	606

	Consumer Finance — 0.08%
100	SLM Corp., MTN, 5.13%, 8/27/12	99
700	SLM Corp., Series A, MTN, 0.62%, 1/27/14 (b)	577

		676

	Diversified Financial Services — 0.08%
600	General Electric Capital Corp., Series A, MTN, 0.69%, 9/15/14 (b)	563
100	General Electric Captal Corp., Series A, MTN, 1.38%, 5/22/13 (b)	99

		662

	Diversified Telecommunication Services — 0.07%
600	Verizon Communications, Inc., 3.75%, 5/20/11	614

	Electric Utilities — 0.20%
1,600	IPALCO Enterprises, Inc., 8.63%, 11/14/11	1,664

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
	PIMCO (continued)
	Energy Equipment & Services — 0.01%
$100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	$102

	Insurance — 0.03%
100	American International Group, Inc., MTN, 0.64%, 3/20/12 (b)	96
200	American International Group, Inc., Series 1, MTN, 0.41%, 10/18/11 (b)	189

		285

	Total Corporate Bonds	7,221

	Asset Backed Securities — 0.64%
	PIMCO — 0.64%
591	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.70%, 6/25/34 (b)	456
768	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.43%, 5/25/37 (b)	507
589	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.44%, 6/25/47 (b)	557
594	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.45%, 5/25/36 (b)	546
972	Countrywide Asset- Backed Certificates, Series 2006-25, Class 2A1, 0.42%, 5/25/28 (b)	929
607	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.43%, 10/25/28 (b)	575
700	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.41%, 5/25/37 (b)	558
557	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV1, 0.41%, 6/25/37 (b)	538
371	SLM Student Loan Trust, Series 2005-4, Class A2, 0.40%, 4/26/21 (b)	370
50	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	55
396	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.43%, 6/25/37 (b)	324
75	Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 0.59%, 10/25/35 (b)	74

	Total Asset Backed Securities	5,489

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations — 4.34%
	PIMCO — 4.34%
$800	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.41%, 10/25/34 (b)	$684
23	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45 (b)	20
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	126
30	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.40%, 2/25/36 (b)	25
193	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.67%, 2/25/33 (b)	193
52	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 3.39%, 2/25/33 (b)	47
169	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 3.77%, 8/25/33 (b)	165
992	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 3.90%, 10/25/34 (b)	690
32	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.76%, 3/25/35 (b)	30
1,001	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.93%, 3/25/35 (b)	923
196	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 3.53%, 9/25/34 (b)	144
269	Citigroup Mortgage Corporation Loan Trust, Inc., Series 2005-6, Class A3, 2.21%, 8/25/35 (b)	246
475	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.82%, 12/25/35 (b)	419
1,337	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.94%, 8/25/35 (b)	1,155
146	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.56%, 8/25/35 (b)	127
21	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2, 0.45%, 10/25/36 (b)	21
252	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	251

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$1,209	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.56%, 5/25/35 (b)	$715
38	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.63%, 2/25/37 (b)	20
468	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.56%, 7/25/46 (b)	247
40	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.81%, 2/25/37 (b)	28
46	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.54%, 9/25/46 (b)	25
38	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.56%, 7/20/46 (b)	15
1,215	Countrywide Home Loans, Series 2005-2, Class 2A1, 0.67%, 3/25/35 (b)	715
105	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.64%, 4/25/35 (b)	58
1,086	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.58%, 5/25/35 (b)	622
794	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 5.25%, 2/20/36 (b)	578
233	Fannie Mae Whole Loan, 6.00%, 7/25/44	256
957	Fannie Mae, Series 2006-82, Class F, 0.92%, 9/25/36 (b)	958
229	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.85%, 2/25/34 (b)	232
14	Freddie Mac, Series 2395, Class FT, 0.80%, 12/15/31 (b)	14
928	Freddie Mac, Series 3174, Class FM, 0.59%, 5/15/36 (b)	923
30	Freddie Mac, Series 3346, Class FA, 0.58%, 2/15/19 (b)	30
1,790	Freddie Mac, Series 3616, Class FG, 1.00%, 3/15/32 (b)	1,798
96	Government National Mortgage Association, Series 2000-14, Class F, 1.00%, 2/16/30 (b)	97
6,335	Government National Mortgage Association, Series 2005-16, Class FA, 0.60%, 2/20/35 (b)	6,297
6,420	Government National Mortgage Association, Series 2005-3, Class FC, 0.60%, 1/16/35 (b)	6,385

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$2,084	Government National Mortgage Association, Series 2008-6, Class FA, 0.84%, 2/20/38 (b)	$2,094
2,050	Greenpoint Mortgage Funding Trust, Series 2005- AR1, Class A2, 0.57%, 6/25/45 (b)	1,203
514	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.95%, 9/25/35 (b)	483
1,119	Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.57%, 5/19/35 (b)	661
440	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35 (b)	397
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	124
895	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 5.05%, 10/25/35 (b)	619
2,694	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.65%, 8/25/35 (b)	1,604
714	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.66%, 1/25/45 (b)	542
801	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.58%, 4/25/45 (b)	619
589	Wells Fargo Mortgage Backed Securities Trsut, Series 2003-M, Class A1, 4.68%, 12/25/33 (b)	594
555	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 4.92%, 1/25/35 (b)	539
600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 3.62%, 10/25/35 (b)	499
270	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.88%, 3/25/35 (b)	245
1,991	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 4.90%, 3/25/36 (b)	1,765

	Total Collateralized Mortgage Obligations	37,267

	Certificates of Deposit — 0.15%
	PIMCO — 0.15%
1,300	Intesa Sanpaolo New York, 2.38%, 12/21/12	1,289

	Total Certificates of Deposit	1,289

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)	Security Description	Value (000)
	Foreign Bonds — 1.60%
	PIMCO — 1.60%
$4,100	Canadian Government Bond, 4.50%, 6/1/15 (c)	$4,242
3,400	Canadian Government Bond, 2.00%, 12/1/14 (c)	3,161
2,600	Canadian Government Bond, 1.50%, 3/1/12 (c)	2,451
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (c)	1,122
1,000	International Lease Finance Corp., Series E, MTN, 1.08%, 7/6/10 (b)(c)	1,223
1,500	Kingdom of Denmark, 4.00%, 11/15/19 (c)	274
7,404	Norwegian Government Bond, 6.50%, 5/15/13 (c)	1,269

	Total Foreign Bonds	13,742

	Municipal Bonds — 0.39%
	PIMCO — 0.39%
	California — 0.20%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,012
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	715

		1,727

	Illinois — 0.16%
1,400	Illinois State, GO, 1.82%, 1/1/11	1,401

	Washington — 0.03%
200	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	218

	Total Municipal Bonds	3,346

	U.S. Government Agency Mortgages — 0.22%
	PIMCO — 0.22%
1,000	Fannie Mae, 30 YR TBA, 6.00%, 7/25/40	1,085
606	Fannie Mae, Pool #735591, 4.53%, 10/1/35 (b)	631
75	Fannie Mae, Pool #852682, 6.00%, 3/1/36	82
22	Fannie Mae, Pool #889414, 6.00%, 11/1/37	24
98	Fannie Mae, Pool #MA0186, 4.00%, 9/1/39	99

	Total U.S. Government Agency Mortgages	1,921

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 6.16%
	PIMCO — 6.15%
$8,000	U.S. Treasury Bills, 0.20%, 12/9/10 (d)	$7,993
25,000	U.S. Treasury Bills, 0.06%, 7/29/10 (d)	24,997
2,422	U.S. Treasury Bills, 0.19%, 8/26/10 (d)(e)	2,421
10,516	U.S. Treasury Bills, 0.19%, 9/2/10 (d)(e)	10,513
900	U.S. Treasury Notes, 3.13%, 5/15/19	919
1,000	U.S. Treasury Notes, 3.50%, 5/15/20	1,047
3,200	U.S. Treasury Notes, 3.63%, 8/15/19 (e)	3,384
1,500	U.S. Treasury Notes, 3.38%, 11/15/19 (e)	1,553

	Total PIMCO	52,827

	SSgA Funds Management, Inc. — 0.01%
25	U.S. Treasury Bills, 0.13%, 8/19/10 (d)(e)	25
73	U.S. Treasury Bills, 0.08%, 10/14/10 (d)(e)	73

	Total SSgA Funds Management, Inc.	98

	Total U.S. Treasury Obligations	52,925

	Yankee Dollars — 0.51%
	PIMCO — 0.51%
400	Deutsche Telekom International Finance BV, 5.38%, 3/23/11 (Wireless Telecommunication Services)	411
200	Export-Import Bank of Korea, 5.13%, 6/29/20 (Commercial Banks)	201
200	Export-Import Bank of Korea, 5.88%, 1/14/15 (Commercial Banks)	217
200	Export-Import Bank of Korea, 4.13%, 9/9/15 (Commercial Banks)	203
100	Intesa Sanpaolo SpA, 0.80%, 1/19/12 (Air Freight & Logistics) (b)	100
1,700	KFW, Series G, MTN, 4.88%, 6/17/19 (Commercial Banks)	1,893
1,300	Kommunalbanken A.S., Series E, MTN, 2.00%, 1/14/13 (Sovereign)	1,319

	Total Yankee Dollars	4,344

	Time Deposits — 1.06%
	Jennison Associates LLC — 0.42%
3,556	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	3,556

	Sustainable Growth Advisers — 0.64%
5,511	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	5,511

	Total Time Deposits	9,067

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 1.87%
	PIMCO — 0.34%
2,873,565	SSgA U.S. Government Money Market, 0.00% (b)	$2,874

	SSgA Funds Management, Inc. — 1.53%
13,143,806	Alliance Money Market Fund Prime Portfolio, 0.21% (b)	13,144

	Total Mutual Funds	16,018

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
159	S&P 500 Future (Put Option) Expiring July, 2010 at $438	—

	Total Put Options Purchased	—

	Repurchase Agreements — 2.81%
	PIMCO — 2.81%
$15,200	Barclays Capital, Inc., 0.01%, 7/1/10, (Purchased on 6/30/10, proceeds to maturity $15,200,004, collateralized by U.S. Treasury Inflation Index Bond, 3.63%, 4/15/28, fair value $15,510,939)	15,200
8,900	JPMorgan Securities, Inc., 0.02%, 7/1/10, (Purchased on 6/30/10, proceeds to maturity $8,900,005, collateralized by Freddie Mac, 0.29%, 5/1/12, fair value $9,082,998)	8,900

	Total Repurchase Agreements	24,100

	Total Investments (cost $870,466) — 102.09%	876,342
	Liabilities in excess of other assets — (2.09)%	(17,917)

	Net Assets — 100.00%	$858,425

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

(c)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(d)	Rate disclosed represents effective yield at purchase.

(e)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

ADR —	American Depositary Receipt
GO —	General Obligation
MTN —	Medium Term Note
NYS —	New York Shares
REITs —	Real Estate Investment Trusts
TBA —	Security is subject to delayed delivery (See Note 2 to Notes to Financial Statements)

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
236	S&P 500 E-Mini Future	$12,114	Sep-10	$(556)
542	S&P 500 Future	139,104	Sep-10	(8,975)
(1)	U.S. Treasury 10 Year Note Future	(123)	Sep-10	(3)

				$(9,534)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Futures (continued)

SSGA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
11	NASDAQ 100 E-Mini Future	$382	Sep-10	$(18)
11	S&P 500 E-Mini Future	565	Sep-10	(32)

				$(50)

	Net Unrealized Appreciation/(Depreciation)			$(9,584)

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
13,881,000	Indian Rupee	HSBC	11/12/10	$300	$295	$(5)
85,000	Japanese Yen	Bank of America	7/14/10	1	1	—
104,000,000	Korean Won	Barclays Bank	7/28/10	88	85	(3)
199,843,000	Korean Won	Morgan Stanley	7/28/10	169	164	(5)
478,348,000	Korean Won	Morgan Stanley	8/27/10	406	392	(14)
215,117,000	Korean Won	Barclays Bank	11/12/10	184	177	(7)
117,594,000	Korean Won	Citibank	11/12/10	101	97	(4)
57,287,500	Korean Won	JP Morgan Chase	11/12/10	50	47	(3)
57,555,000	Korean Won	Morgan Stanley	11/12/10	50	47	(3)
11,590,000	Korean Won	Citibank	11/12/10	10	10	—
34,641,000	Korean Won	Citibank	11/12/10	30	28	(2)
35,095,500	Korean Won	JP Morgan Chase	11/12/10	30	29	(1)
35,077,500	Korean Won	Citibank	11/12/10	30	29	(1)
11,730,000	Korean Won	Goldman Sachs	11/12/10	10	10	—
35,028,000	Korean Won	Citibank	11/12/10	30	29	(1)
11,678,000	Korean Won	Citibank	11/12/10	10	10	—
34,857,000	Korean Won	Citibank	11/12/10	30	29	(1)
103,417,500	Korean Won	Bank of America	11/12/10	88	85	(3)
449,480,000	Korean Won	JP Morgan Chase	7/28/10	400	368	(32)
760,668,000	Korean Won	Barclays Bank	7/28/10	647	623	(24)
478,348,000	Korean Won	Barclays Bank	7/28/10	407	392	(15)
7,404,000	Norwegian Krone	Citibank	9/21/10	1,152	1,133	(19)
257,000	Singapore Dollar	Barclays Bank	9/16/10	183	184	1
218,644	Singapore Dollar	Goldman Sachs	9/16/10	156	156	—

	Total Currencies Purchased			$4,562	$4,420	$(142)

	Currencies Sold
14,000	British Pound	Bank of America	9/23/10	$21	$21	$—
7,236,000	Canadian Dollar	Royal Bank of Scottland	7/7/10	7,200	6,799	401
580,000	Canadian Dollar	Barclays Bank	7/7/10	573	545	28
1,754,000	Canadian Dollar	Royal Bank of Canada	7/7/10	1,702	1,648	54
772,000	Canadian Dollar	Citibank	7/7/10	741	725	16

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Currency Contracts (continued)

PIMCO (continued)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold (continued)
83,000	Danish Kroner	Citibank	9/21/10	$14	$14	$—
1,961,000	Euro	Credit Suisse	7/26/10	2,628	2,398	230
40,000	Euro	Credit Suisse	7/26/10	48	49	(1)
23,000	Euro	Royal Bank of Scottland	7/26/10	28	28	—
13,881,000	Indian Rupee	Barclays Bank	11/12/10	305	295	10
1,992,339,000	Korean Won	Barclays Bank	7/28/10	1,711	1,632	79
760,668,000	Korean Won	Barclays Bank	11/12/10	646	626	20
478,348,000	Korean Won	Barclays Bank	8/27/10	407	392	15
8,327,000	Norwegian Krone	CS First Boston Corp.	9/21/10	1,278	1,275	3

	Total Currencies Sold			$17,302	$16,447	$855

	Net Unrealized Appreciation/(Depreciation)					$713

Written Options

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(5)	Call – S&P 500 Future	$1,150	$(10)	$—	Jul-10	$10
(5)	Put – S&P 500 Future	1,050	(17)	(49)	Jul-10	(32)
(770)	Call – Interest Rate Option U.S. Dollar 10 – Year Interest	3.50	(26)	(177)	Aug-10	(151)
(590)	Put – Interest Rate Option U.S. Dollar 10 – Year Interest	4.75	(36)	(1)	Aug-10	35
(120)	Put – Interest Rate Option U.S. Dollar 10 – Year Interest	5.00	(11)	—	Oct-10	11
(120)	Call – Interest Rate Option U.S. Dollar 10 – Year Interest	3.25	(2)	(30)	Oct-10	(28)
(120)	Put – Interest Rate Option U.S. Dollar 10 – Year Interest	4.75	(8)	—	Aug-10	8
(110)	Call – Interest Rate Option U.S. Dollar 10 – Year Interest	3.25	(6)	(26)	Aug-10	(20)
(180)	Put – Interest Rate Option U.S. Dollar 10 – Year Interest	4.50	(6)	—	Aug-10	6
(110)	Put – Interest Rate Option U.S. Dollar 10 – Year Interest	4.50	(6)	—	Aug-10	6
(110)	Call – Interest Rate Option U.S. Dollar 10 – Year Interest	3.50	(8)	(44)	Aug-10	(36)

	Net Unrealized Appreciation/(Depreciation)		$(136)	$(327)		$(191)

Interest Rate SWAP Agreements

PIMCO

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Unrealized Appreciation (Depreciation) (000)
Swap Agreements
Interest Rate Swap Agreement with HSBC Bank USA, based on the Brazil Cetip Interbank Deposit Rate Index	$15,000	$61	$57	1/2/12	11.36%	$(4)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 98.97%
	Frontier Capital Management Company, LLC — 21.79%
	Aerospace & Defense — 0.48%
4,615	Goodrich Corp.	$306
9,143	Orbital Sciences Corp. (a)	144
24,103	Taser International, Inc. (a)	94

		544

	Air Freight & Logistics — 0.20%
7,737	Hub Group, Inc., Class – A (a)	232

	Airlines — 0.24%
1,800	Alaska Air Group, Inc. (a)	81
5,300	AMR Corp. (a)	36
16,900	JetBlue Airways Corp. (a)	93
2,900	UAL Corp. (a)	59

		269

	Alternative Carriers — 0.22%
38,673	Premiere Global Services, Inc. (a)	245

	Apparel Retail — 0.28%
31,858	Chico’s FAS, Inc.	315

	Application Software — 0.72%
18,762	Amdocs Ltd. (a)	504
5,413	Manhattan Associates, Inc. (a)	149
8,500	Sonic Solutions (a)	71
13,091	TiVo, Inc. (a)	97

		821

	Asset Management & Custody Banks — 0.18%
9,389	Waddell & Reed Financial, Inc., Class – A	205

	Auto Parts & Equipment — 0.36%
4,408	Autoliv, Inc. (a)	211
4,865	Gentex Corp.	87
3,425	WABCO Holdings, Inc. (a)	108

		406

	Biotechnology — 0.20%
7,074	BioMarin Pharmaceutical, Inc. (a)	134
20,935	Nanosphere, Inc. (a)	91

		225

	Coal & Consumable Fuels — 0.24%
5,291	CONSOL Energy, Inc.	179
3,287	Massey Energy Co.	90

		269

	Communications Equipment — 0.56%
4,205	ADTRAN, Inc.	115
6,532	Anaren, Inc. (a)	98
19,008	Arris Group, Inc. (a)	194
4,305	Ciena Corp. (a)	54
4,940	CommScope, Inc. (a)	117

Shares	Security Description	Value (000)
	Communications Equipment (continued)
10,675	Harmonic, Inc. (a)	$58

		636

	Computer Hardware — 0.31%
15,520	Avid Technology, Inc. (a)	198
5,872	Diebold, Inc.	160

		358

	Computer Storage & Peripherals — 0.35%
5,754	Seagate Technology (a)	75
10,878	Western Digital Corp. (a)	328

		403

	Construction & Engineering — 0.68%
12,000	Chicago Bridge & Iron Co. NV (a)	226
4,606	Fluor Corp.	196
6,773	Foster Wheeler AG (a)	143
3,086	Jacobs Engineering Group, Inc. (a)	112
4,767	Quanta Services, Inc. (a)	98

		775

	Construction & Farm Machinery & Heavy Trucks — 0.18%
4,269	Navistar International Corp. (a)	210

	Consumer Electronics — 0.20%
7,788	Harman International Industries, Inc. (a)	233

	Data Processing & Outsourced Services — 0.08%
2,434	Global Payments, Inc.	89

	Distributors — 0.06%
3,564	LKQ Corp. (a)	69

	Diversified Chemicals — 0.37%
10,306	Cabot Corp.	249
3,036	FMC Corp.	174

		423

	Diversified Metals & Mining — 0.16%
4,059	Brush Engineered Materials, Inc. (a)	81
4,396	RTI International Metals, Inc. (a)	106

		187

	Diversified Support Services — 0.07%
4,121	Ritchie Bros. Auctioneers, Inc.	75

	Electrical Components & Equipment — 0.66%
4,967	A.O. Smith Corp.	240
13,102	Belden, Inc.	288
1,597	Franklin Electric Co., Inc.	46
2,995	Hubbell, Inc., Class – B	119
1,564	Thomas & Betts Corp. (a)	54

		747

	Electronic Components — 0.61%
7,366	DTS, Inc. (a)	242

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Electronic Components (continued)
16,147	Rogers Corp. (a)	$449

		691

	Electronic Equipment & Instruments — 0.30%
6,184	Cognex Corp.	109
2,883	Itron, Inc. (a)	178
2,100	OSI Systems, Inc. (a)	58

		345

	Electronic Manufacturing Services — 0.30%
36,961	Flextronics International Ltd. (a)	207
10,197	Jabil Circuit, Inc.	136

		343

	Environmental & Facilities Services — 0.43%
3,987	Clean Harbors, Inc. (a)	265
7,389	Republic Services, Inc., Class – A	219

		484

	General Merchandise Stores — 0.21%
5,675	Dollar Tree, Inc. (a)	236

	Health Care Equipment — 1.18%
3,900	Beckman Coulter, Inc.	235
42,097	DexCom, Inc. (a)	487
31,554	Insulet Corp. (a)	475
14,454	Syneron Medical Ltd. (a)	148

		1,345

	Health Care Facilities — 0.24%
8,900	Brookdale Senior Living, Inc. (a)	134
5,500	VCA Antech, Inc. (a)	136

		270

	Health Care Services — 0.37%
5,646	Catalyst Health Solutions, Inc. (a)	195
3,985	Mednax, Inc. (a)	221

		416

	Health Care Supplies — 0.48%
13,824	The Cooper Cos., Inc.	550

	Health Care Technology — 0.18%
8,000	athenahealth, Inc. (a)	209

	Industrial Conglomerates — 0.09%
2,888	Carlisle Cos., Inc.	104

	Industrial Machinery — 0.60%
11,862	Albany International Corp., Class – A	192
4,430	Kadant, Inc. (a)	77
5,980	Kaydon Corp.	197
4,460	Pall Corp.	153

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
1,883	Pentair, Inc.	$61

		680

	Insurance Brokers — 0.20%
7,724	Willis Group Holdings PLC	232

	Integrated Oil & Gas — 0.15%
3,878	Interoil Corp. (a)	172

	Internet Software & Services — 0.44%
21,787	Cognet Communications Group, Inc. (a)	165
4,053	comScore, Inc. (a)	67
1,400	Constant Contact, Inc. (a)	30
1,400	Equinix, Inc. (a)	114
5,100	QuinStreet, Inc. (a)	58
2,400	VeriSign, Inc. (a)	64

		498

	Investment Banking & Brokerage — 0.36%
14,902	GFI Group, Inc.	83
3,067	Lazard Ltd., Class – A	82
3,501	optionsXpress Holdings, Inc. (a)	55
7,615	Raymond James Financial, Inc.	188

		408

	IT Consulting & Other Services — 0.04%
10,487	Ness Technologies, Inc. (a)	45

	Life Sciences Tools & Services — 0.82%
7,756	ICON PLC – ADR (a)	224
9,520	Illumina, Inc. (a)	414
4,827	Pharmaceutical Product Development, Inc.	123
8,797	QIAGEN NV (a)	169

		930

	Marine — 0.08%
2,361	Kirby Corp. (a)	90

	Metal & Glass Containers — 0.65%
29,348	Crown Holdings, Inc. (a)	735

	Mortgage REITs — 0.46%
21,484	Annaly Capital Management, Inc.	368
44,031	Chimera Investment Corp.	159

		527

	Movies & Entertainment — 0.04%
3,169	Cinemark Holdings, Inc.	42

	Oil & Gas Drilling — 0.15%
5,653	Noble Corp.	175

	Oil & Gas Equipment & Services — 0.39%
1,354	Core Laboratories NV	200
5,621	Dril-Quip, Inc. (a)	247

		447

	Oil & Gas Exploration & Production — 0.42%
5,213	Cabot Oil & Gas Corp., Class – A	163

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Oil & Gas Exploration & Production (continued)
4,316	Continental Resources, Inc. (a)	$193
8,600	Denbury Resources, Inc. (a)	126

		482

	Oil & Gas Refining & Marketing — 0.31%
11,981	Rex Energy Corp. (a)	121
9,078	World Fuel Services Corp.	236

		357

	Packaged Foods & Meats — 0.07%
5,704	Smithfield Foods, Inc. (a)	85

	Paper Packaging — 0.12%
6,355	Packaging Corp. of America	140

	Paper Products — 0.11%
6,740	Neenah Paper, Inc.	123

	Personal Products — 0.04%
2,012	Nu Skin Enterprises, Inc., Class – A	50

	Pharmaceuticals — 0.12%
2,217	Perrigo Co.	131

	Precious Metals & Minerals — 0.06%
13,619	Hecla Mining Co. (a)	71

	Property & Casualty Insurance — 0.26%
11,116	W.R. Berkley Corp.	294

	Railroads — 0.15%
4,811	Kansas City Southern Industries, Inc. (a)	175

	Regional Banks — 0.31%
74,181	CapitalSource, Inc.	353

	Reinsurance — 0.19%
2,979	Everest Re Group Ltd.	211

	Restaurants — 0.07%
3,395	The Cheesecake Factory, Inc. (a)	76

	Semiconductor Equipment — 0.47%
9,326	ATMI, Inc. (a)	136
5,106	Cabot Microelectronics Corp. (a)	177
7,261	Cymer, Inc. (a)	218

		531

	Semiconductors — 1.98%
11,699	Actel Corp. (a)	150
9,345	Altera Corp.	232
8,301	Fairchild Semiconductor International, Inc. (a)	70
27,626	Integrated Device Technology, Inc. (a)	137
11,826	International Rectifier Corp. (a)	220
11,606	Maxim Integrated Products, Inc.	194
9,616	Microsemi Corp. (a)	141

Shares	Security Description	Value (000)
	Semiconductors (continued)
3,770	Monolithic Power Systems, Inc. (a)	$67
8,993	National Semiconductor Corp.	121
18,801	PMC-Sierra, Inc. (a)	141
1,000	Power Integrations, Inc.	32
3,767	Silicon Laboratories, Inc. (a)	153
35,314	Skyworks Solutions, Inc. (a)	593

		2,251

	Specialized Consumer Services — 0.16%
7,909	Sotheby’s	181

	Specialty Chemicals — 0.25%
7,083	Albemarle Corp.	281
	Specialty Stores — 0.07%
1,294	Tractor Supply Co.	79

	Systems Software — 0.11%
3,211	Rovi Corp. (a)	122

	Trading Companies & Distributors — 0.25%
4,881	Watsco, Inc.	283

	Trucking — 0.17%
5,039	Landstar System, Inc.	196

	Wireless Telecommunication Services — 0.53%
19,687	MetroPCS Communications, Inc. (a)	161
8,994	NII Holdings, Inc., Class – B (a)	293
4,500	SBA Communications Corp., Class – A (a)	153

		607

	Total Frontier Capital Management Company, LLC	24,789

	IronBridge Capital Management LP — 23.86%
	Aerospace & Defense — 0.87%
5,644	Esterline Technologies Corp. (a)	268
8,802	Moog, Inc., Class – A (a)	284
12,810	Orbital Sciences Corp. (a)	202
3,475	Triumph Group, Inc.	231

		985

	Agricultural Products — 0.29%
11,058	Corn Products International, Inc.	335

	Apparel Retail — 0.25%
8,801	The Buckle, Inc.	285

	Application Software — 0.66%
3,860	Blackboard, Inc. (a)	144
7,310	Informatica Corp. (a)	174
9,292	Jack Henry & Associates, Inc.	222
13,770	Parametric Technology Corp. (a)	216

		756

	Asset Management & Custody Banks — 0.13%
6,563	Waddell & Reed Financial, Inc., Class – A	144

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Biotechnology — 0.57%
8,195	Cepheid, Inc. (a)	$131
7,595	Isis Pharmaceuticals, Inc. (a)	73
8,884	Martek Biosciences Corp. (a)	211
8,129	Metabolix, Inc. (a)	116
3,297	Myriad Genetics, Inc. (a)	49
3,198	Onyx Pharmaceuticals, Inc. (a)	69

		649

	Building Products — 0.33%
16,218	Apogee Enterprises, Inc.	175
6,593	Universal Forest Products, Inc.	200

		375

	Casinos & Gaming — 0.22%
6,480	WMS Industries, Inc. (a)	254

	Commodity Chemicals — 0.19%
10,779	Methanex Corp.	212

	Communications Equipment — 0.42%
5,474	Polycom, Inc. (a)	163
5,752	Riverbed Technology, Inc. (a)	159
11,837	Tekelec (a)	157

		479

	Computer Storage & Peripherals — 0.32%
13,118	Synaptics, Inc. (a)	361

	Construction & Engineering — 0.38%
9,261	Insituform Technologies, Inc., Class – A (a)	190
26,117	MasTec, Inc. (a)	245

		435

	Construction & Farm Machinery & Heavy Trucks — 0.19%
7,691	Astec Industries, Inc. (a)	213

	Diversified Chemicals — 0.43%
7,954	Cabot Corp.	192
5,099	FMC Corp.	293

		485

	Education Services — 0.32%
3,050	American Public Education, Inc. (a)	133
1,087	Strayer Education, Inc.	226

		359

	Electric Utilities — 0.34%
13,531	Avista Corp.	264
2,402	ITC Holdings Corp.	127

		391

	Electrical Components & Equipment — 0.73%
4,495	American Superconductor Corp. (a)	120
25,587	GrafTech International Ltd. (a)	374

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
9,827	Thomas & Betts Corp. (a)	$341

		835

	Electronic Equipment & Instruments — 0.67%
2,195	Itron, Inc. (a)	136
14,918	National Instruments Corp.	474
7,301	Rofin-Sinar Technologies, Inc. (a)	152

		762

	Electronic Manufacturing Services — 0.31%
22,881	Celestica, Inc. (a)	184
5,839	Trimble Navigation Ltd. (a)	164

		348

	Environmental & Facilities Services — 0.17%
10,042	Tetra Tech, Inc. (a)	197

	Footwear — 0.37%
1,818	Deckers Outdoor Corp. (a)	260
6,177	Wolverine World Wide, Inc.	156

		416

	Gas Utilities — 0.51%
7,219	AGL Resources, Inc.	258
12,568	UGI Corp.	320

		578

	General Merchandise Stores — 0.53%
11,584	Big Lots, Inc. (a)	372
21,419	Fred’s, Inc., Class – A	237

		609

	Health Care Distributors — 0.63%
3,830	MWI Veterinary Supply, Inc. (a)	193
18,643	Owens & Minor, Inc.	529

		722

	Health Care Equipment — 0.68%
5,106	Gen-Probe, Inc. (a)	232
2,774	IDEXX Laboratories, Inc. (a)	169
4,410	Sirona Dental Systems, Inc. (a)	153
8,107	Zoll Medical Corp. (a)	220

		774

	Health Care Facilities — 0.19%
6,740	LifePoint Hospitals, Inc. (a)	212

	Health Care Technology — 0.25%
3,777	Cerner Corp. (a)	287

	Homebuilding — 0.17%
17,528	KB Home	193

	Household Appliances — 0.13%
3,649	Snap-on, Inc.	149

	Housewares & Specialties — 0.25%
7,055	Tupperware Brands Corp.	281

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Hypermarkets & Super Centers — 0.25%
7,680	BJ’s Wholesale Club, Inc. (a)	$284

	Industrial Machinery — 0.53%
4,883	IDEX Corp.	140
5,401	Kaydon Corp.	177
2,822	Lincoln Electric Holdings, Inc.	144
1,924	Valmont Industries, Inc.	140

		601

	Internet Retail — 0.16%
1,699	Netflix, Inc. (a)	185

	Investment Banking & Brokerage — 0.61%
12,762	Jefferies Group, Inc.	269
15,857	Knight Capital Group, Inc., Class – A (a)	219
4,851	Stifel Financial Corp. (a)	210

		698

	Leisure Products — 0.19%
18,722	Callaway Golf Co.	113
24,867	Leapfrog Enterprises, Inc. (a)	100

		213

	Life Sciences Tools & Services — 0.95%
22,903	Bruker Corp. (a)	279
2,167	Dionex Corp. (a)	161
14,701	Exelixis, Inc. (a)	51
7,890	Illumina, Inc. (a)	343
15,103	Luminex Corp. (a)	245

		1,079

	Marine — 0.36%
13,622	Alexander & Baldwin, Inc.	406

	Metal & Glass Containers — 0.40%
12,015	AptarGroup, Inc.	454

	Mortgage REITs — 0.18%
13,720	Redwood Trust, Inc.	201

	Multi-line Insurance — 0.27%
11,182	American Financial Group, Inc.	305

	Multi-Sector Holdings — 0.10%
3,738	PICO Holdings, Inc. (a)	112

	Multi-Utilities — 0.32%
12,965	Black Hills Corp.	369

	Office REITs — 0.60%
3,622	Alexandria Real Estate Equities, Inc.	230
11,873	Corporate Office Properties	448

		678

	Oil & Gas Drilling — 0.43%
7,507	Atwood Oceanics, Inc. (a)	191

Shares	Security Description	Value (000)
	Oil & Gas Drilling (continued)
7,315	Unit Corp. (a)	$297

		488

	Oil & Gas Equipment & Services — 0.38%
9,450	Superior Energy Services, Inc. (a)	177
20,698	Tesco Corp. (a)	254

		431

	Oil & Gas Exploration & Production — 0.23%
9,588	Swift Energy Co. (a)	258

	Oil & Gas Storage & Transportation — 0.24%
12,516	Southern Union Co.	274

	Paper Products — 0.07%
11,513	Wausau Paper Corp. (a)	78

	Property & Casualty Insurance — 1.01%
2,103	Alleghany Corp. (a)	617
8,834	Argo Group International Holdings Ltd.	270
24,010	MBIA, Inc. (a)	135
13,860	Stewart Information Services Corp.	125

		1,147

	Regional Banks — 1.38%
10,089	Columbia Banking System, Inc.	184
8,010	Cullen/Frost Bankers, Inc.	412
18,130	First Midwest Bancorp, Inc.	220
5,347	IBERIABANK Corp.	275
35,538	National Penn Bancshares, Inc.	214
15,818	TCF Financial Corp.	263

		1,568

	Residential REITs — 0.38%
8,464	Mid-America Apartment Communities, Inc.	436

	Semiconductor Equipment — 0.12%
4,903	Varian Semiconductor Equipment Associates, Inc. (a)	141

	Semiconductors — 0.92%
33,485	Cypress Semiconductor Corp. (a)	336
12,570	Semtech Corp. (a)	206
16,544	Skyworks Solutions, Inc. (a)	278
9,689	Standard Microsystems Corp. (a)	225

		1,045

	Specialized Finance — 0.12%
12,565	Fifth Street Finance Corp.	139

	Specialized REITs — 0.20%
6,529	Potlatch Corp.	233

	Specialty Chemicals — 0.51%
4,724	Arch Chemicals, Inc.	145
3,610	Lubrizol Corp.	290

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Specialty Chemicals (continued)
3,151	Minerals Technologies, Inc.	$150

		585

	Specialty Stores — 0.47%
8,789	Tractor Supply Co.	536

	Steel — 0.18%
6,216	Carpenter Technology Corp.	204

	Systems Software — 0.30%
7,140	Progress Software Corp. (a)	215
31,439	TeleCommunication Systems, Inc., Class – A (a)	130

		345

	Technology Distributors — 0.19%
8,510	ScanSource, Inc. (a)	212

	Thrifts & Mortgage Finance — 0.18%
17,381	Provident Financial Services, Inc.	203

	Trading Companies & Distributors — 0.13%
5,675	GATX Corp.	151

	Total IronBridge Capital Management LP	27,140

	Pzena Investment Management, LLC — 16.70%
	Advertising — 0.64%
69,234	Harte-Hanks, Inc.	724

	Aerospace & Defense — 0.18%
6,875	Curtiss-Wright Corp.	200

	Apparel, Accessories & Luxury Goods — 0.49%
35,400	Jones Apparel Group, Inc.	561

	Building Products — 0.39%
33,864	Griffon Corp. (a)	374
3,725	Trex Co., Inc. (a)	75

		449

	Communications Equipment — 0.36%
14,400	Plantronics, Inc.	412

	Computer & Electronics Retail — 0.25%
14,200	Rent-A-Center, Inc. (a)	288

	Construction & Engineering — 0.14%
16,467	Pike Electric Corp. (a)	155

	Data Processing & Outsourced Services — 0.33%
25,100	Heartland Payment Systems, Inc.	373

	Diversified Support Services — 0.76%
24,500	ATC Technology Corp. (a)	395
26,600	Viad Corp.	469

		864

Shares	Security Description	Value (000)
	Electric Utilities — 0.37%
23,300	Portland General Electric Co.	$427

	Electrical Components & Equipment — 0.40%
18,400	Brady Corp., Class – A	459

	Electronic Equipment & Instruments — 0.49%
19,100	MTS Systems Corp.	554

	Health Care Equipment — 0.35%
21,600	CONMED Corp. (a)	402

	Health Care Services — 0.38%
7,700	MEDNAX, Inc. (a)	428

	Health Care Supplies — 0.47%
27,900	Immucor, Inc. (a)	532

	Home Furnishings — 0.40%
171,300	Sealy Corp. (a)	457

	Industrial Machinery — 1.11%
42,700	Blount International, Inc. (a)	439
16,500	CIRCOR International, Inc.	422
14,100	Graco, Inc.	397

		1,258

	Insurance Brokers — 0.49%
23,025	Arthur J. Gallagher & Co.	561

	Life & Health Insurance — 1.48%
57,447	American Equity Investment Life Holding Co.	593
54,400	CNO Financial Group, Inc. (a)	269
22,300	Delphi Financial Group, Inc., Class – A	544
2,810	FBL Financial Group, Inc., Class – A	59
10,000	Primerica, Inc. (a)	215

		1,680

	Multi-Utilities — 0.44%
44,700	PNM Resources, Inc.	500

	Office Services & Supplies — 0.34%
44,057	American Reprographics Co. (a)	385

	Property & Casualty Insurance — 0.72%
21,318	Argo Group International Holdings Ltd.	652
22,690	United America Indemnity Ltd., Class – A (a)	167

		819

	Publishing — 0.44%
15,700	Valassis Communications, Inc. (a)	498

	Real Estate Operating Companies — 0.38%
35,075	MI Developments, Inc., Class – A	429

	Regional Banks — 1.69%
11,579	Chemical Financial Corp.	252
66,147	Nara Bancorp, Inc. (a)	558
78,900	National Penn Bancshares, Inc.	474
31,458	Popular, Inc. (a)	84

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pzena Investment Management, LLC (continued)
	Regional Banks (continued)
30,900	Webster Financial Corp.	$555

		1,923

	Semiconductors — 0.96%
29,175	Diodes, Inc. (a)	463
65,741	Zoran Corp. (a)	627

		1,090

	Specialized Consumer Services — 0.24%
17,800	Regis Corp.	277

	Specialized Finance — 0.48%
28,700	PHH Corp. (a)	546

	Specialized REITs — 0.49%
67,900	DiamondRock Hospitality Co.	558

	Technology Distributors — 0.68%
27,876	Insight Enterprises, Inc. (a)	367
11,300	Tech Data Corp. (a)	402

		769

	Thrifts & Mortgage Finance — 0.36%
11,475	WSFS Financial Corp.	412

	Total Pzena Investment Management, LLC	18,990

	SSgA Funds Management, Inc. — 19.34%
	Aerospace & Defense — 0.47%
1,936	AAR Corp. (a)	32
400	Applied Signal Technology, Inc.	8
722	Argon ST, Inc. (a)	25
81	Astronics Corp. (a)	1
1,152	Ceradyne, Inc. (a)	25
500	Cubic Corp.	18
2,241	Curtiss-Wright Corp.	65
531	Ducommun, Inc.	9
912	DynCorp International, Inc., Class – A (a)	16
1,490	Esterline Technologies Corp. (a)	71
2,800	GenCorp, Inc. (a)	12
467	Herley Industries, Inc. (a)	7
900	Hexcel Corp. (a)	14
800	Kratos Defense & Security Solutions, Inc. (a)	8
661	Ladish Co., Inc. (a)	15
242	LMI Aerospace, Inc. (a)	4
2,232	Moog, Inc., Class – A (a)	72
1,700	Orbital Sciences Corp. (a)	27
1,325	Teledyne Technologies, Inc. (a)	51
846	Triumph Group, Inc.	56

		536

	Agricultural Products — 0.04%
41	Alico, Inc.	1

Shares	Security Description	Value (000)
	Agricultural Products (continued)
1,100	Darling International, Inc. (a)	$8
1,816	Fresh Del Monte Produce, Inc. (a)	37
156	Griffin Land & Nurseries, Inc.	4

		50

	Air Freight & Logistics — 0.07%
2,747	Air Transport Services Group, Inc. (a)	13
1,247	Atlas Air Worldwide Holdings, Inc. (a)	59
160	Dynamex, Inc. (a)	2

		74

	Airlines — 0.26%
6,700	AirTran Holdings, Inc. (a)	33
1,656	Alaska Air Group, Inc. (a)	74
2,000	Hawaiian Holdings, Inc. (a)	10
11,631	JetBlue Airways Corp. (a)	64
1,000	Pinnacle Airlines Corp. (a)	6
1,791	Republic Airways Holdings, Inc. (a)	11
2,480	SkyWest, Inc.	30
7,481	US Airways Group, Inc. (a)	64

		292

	Alternative Carriers — 0.06%
642	Global Crossing Ltd. (a)	7
3,800	Globalstar, Inc. (a)	6
1,700	Iridium Communications, Inc. (a)	17
2,100	PAETEC Holding Corp. (a)	7
3,009	Premiere Global Services, Inc. (a)	19
3,300	Vonage Holdings Corp. (a)	8

		64

	Aluminum — 0.05%
3,142	Century Aluminum Co. (a)	28
731	Kaiser Aluminum Corp.	25

		53

	Apparel Retail — 0.21%
1,400	bebe Stores, Inc.	9
714	Brown Shoe Co., Inc.	11
5,266	Charming Shoppes, Inc. (a)	20
1,339	Christopher & Banks Corp.	8
1,014	Collective Brands, Inc. (a)	16
1,082	Genesco, Inc. (a)	29
1,015	Hot Topic, Inc.	5
1,451	New York & Co., Inc. (a)	3
2,836	Pacific Sunwear of California, Inc. (a)	9
460	Shoe Carnival, Inc. (a)	9
1,815	Stage Stores, Inc.	19
882	Stein Mart, Inc. (a)	6
122	The Buckle, Inc.	4
100	The Children’s Place Retail Stores, Inc. (a)	4
209	The Dress Barn, Inc. (a)	5
1,769	The Finish Line, Inc., Class – A	25
2,590	The Men’s Wearhouse, Inc.	48

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Apparel Retail — (continued)
526	The Talbots, Inc. (a)	$5
1,500	The Wet Seal, Inc., Class – A (a)	6

		241

	Apparel, Accessories & Luxury Goods — 0.15%
551	Columbia Sportswear Co.	26
300	Delta Apparel, Inc. (a)	4
4,237	Jones Apparel Group, Inc.	67
444	Kenneth Cole Productions, Inc., Class – A (a)	5
779	Movado Group, Inc. (a)	8
427	Perry Ellis International, Inc. (a)	9
5,799	Quiksilver, Inc. (a)	22
660	UniFirst Corp.	29

		170

	Application Software — 0.14%
5,100	CDC Corp., Class – A (a)	11
41	Deltek, Inc. (a)	—
972	Epicor Software Corp. (a)	8
1,500	EPIQ Systems, Inc. (a)	19
202	ePlus, Inc. (a)	4
2,070	Fair Isaac Corp.	45
1,716	JDA Software Group, Inc. (a)	38
2,957	Mentor Graphics Corp. (a)	26
275	Quest Software, Inc. (a)	5
1,702	Symyx Technologies, Inc. (a)	8

		164

	Asset Management & Custody Banks — 0.37%
16,466	American Capital Ltd. (a)	79
9,453	Apollo Investment Corp.	88
400	Arlington Asset Investment Corp., Class – A	8
202	Artio Global Investors, Inc.	3
2,821	BlackRock Kelso Capital Corp.	28
909	Calamos Asset Management, Inc., Class – A	8
122	Capital Southwest Corp.	11
151	Cohen & Steers, Inc.	3
80	Epoch Holding Corp.	1
161	GAMCO Investors, Inc., Class – A	6
906	Gladstone Capital Corp.	10
1,242	Gladstone Investment Corp.	7
400	Golub Capital BDC LLC	6
1,504	Harris & Harris Group, Inc. (a)	6
1,501	Hercules Technology Growth Capital, Inc.	14
669	Main Street Capital Corp.	10
3,866	MCG Capital Corp.	19
1,111	MVC Capital, Inc.	14
1,181	NGP Capital Resources Co.	9
1,612	PennantPark Investment Corp.	15
1,105	Penson Worldwide, Inc. (a)	6
3,300	Prospect Capital Corp.	32

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
926	Safeguard Scientifics, Inc. (a)	$10
200	Solar Capital Ltd.	4
1,415	TICC Capital Corp.	12
590	Triangle Capital Corp.	8
21	Virtus Investment Partners, Inc. (a)	—
41	Westwood Holdings Group, Inc.	2

		419

	Auto Parts & Equipment — 0.07%
562	Dana Holding Corp. (a)	6
604	Drew Industries, Inc. (a)	12
2,895	Exide Technologies (a)	15
2,286	Modine Manufacturing Co. (a)	18
1,637	Spartan Motors, Inc.	7
411	Standard Motor Products, Inc.	3
1,154	Superior Industries International, Inc.	15

		76

	Automotive Retail — 0.08%
242	America’s Car-Mart, Inc. (a)	5
960	Group 1 Automotive, Inc. (a)	22
1,073	Lithia Motors, Inc., Class – A	7
1,400	Penske Automotive Group, Inc. (a)	16
1,739	Sonic Automotive, Inc., Class – A (a)	15
2,349	The Pep Boys – Manny, Moe & Jack	21

		86

	Biotechnology — 0.12%
3,400	Alkermes, Inc. (a)	42
3,161	Celera Corp. (a)	21
490	Enzo Biochem, Inc. (a)	2
1,000	Enzon Pharmaceuticals, Inc. (a)	11
564	Infinity Pharmaceuticals, Inc. (a)	3
6,827	Lexicon Pharmaceuticals, Inc. (a)	9
1,626	Martek Biosciences Corp. (a)	38
1,443	Maxygen, Inc. (a)	8
364	Progenics Pharmaceuticals, Inc. (a)	2

		136

	Broadcasting — 0.03%
403	Crown Media Holdings, Inc., Class – A (a)	1
324	Fisher Communications, Inc. (a)	5
2,600	Gray Television, Inc. (a)	6
1,032	LIN TV Corp., Class – A (a)	6
1,800	Radio One, Inc., Class – D (a)	2
1,680	Sinclair Broadcast Group, Inc., Class – A (a)	10

		30

	Building Products — 0.13%
527	American Woodmark Corp.	9
440	Ameron International Corp.	26
1,223	Apogee Enterprises, Inc.	13

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Building Products (continued)
730	Builders FirstSource, Inc. (a)	$2
1,258	Gibraltar Industries, Inc. (a)	13
1,963	Griffon Corp. (a)	22
894	Insteel Industries, Inc.	10
1,442	Quanex Building Products Corp.	25
109	Simpson Manufacturing Co., Inc.	3
914	Universal Forest Products, Inc.	28

		151

	Cable & Satellite — 0.02%
146	Knology, Inc. (a)	2
1,996	Mediacom Communications Corp., Class – A (a)	13
730	Outdoor Channel Holdings, Inc. (a)	3

		18

	Casinos & Gaming — 0.08%
2,700	Boyd Gaming Corp. (a)	23
387	Churchill Downs, Inc.	13
800	Isle of Capri Casinos, Inc. (a)	7
122	Monarch Casino & Resort, Inc. (a)	1
1,132	Multimedia Games, Inc. (a)	5
2,803	Pinnacle Entertainment, Inc. (a)	27
1,600	Scientific Games Corp., Class – A (a)	15

		91

	Catalog Retail — 0.01%
930	Gaiam, Inc., Class – A	6

	Coal & Consumable Fuels — 0.09%
6,461	International Coal Group, Inc. (a)	25
300	James River Coal Co. (a)	5
3,776	Patriot Coal Corp. (a)	44
5,226	USEC, Inc. (a)	25

		99

	Commercial Printing — 0.05%
587	Bowne & Co., Inc.	7
565	Courier Corp.	7
157	Deluxe Corp.	3
1,143	Ennis, Inc.	17
533	M & F Worldwide Corp. (a)	14
541	Multi-Color Corp.	6

		54

	Commodity Chemicals — 0.07%
1,700	Georgia Gulf Corp. (a)	23
41	Hawkins, Inc.	1
828	Innophos Holdings, Inc.	21
41	NL Industries, Inc.	—
825	Spartech Corp. (a)	8
400	TPC Group, Inc. (a)	7

Shares	Security Description	Value (000)
	Commodity Chemicals (continued)
954	Westlake Chemical Corp.	$18

		78

	Communications Equipment — 0.34%
739	ADC Telecommunications, Inc. (a)	6
680	Anaren, Inc. (a)	10
4,964	Arris Group, Inc. (a)	51
2,499	Aviat Networks, Inc. (a)	9
530	Bel Fuse, Inc., Class – B	9
1,500	BigBand Networks, Inc. (a)	5
837	Black Box Corp.	23
900	Comtech Telecommunications Corp. (a)	27
775	Digi International, Inc. (a)	6
762	EMS Technologies, Inc. (a)	11
3,964	Emulex Corp. (a)	36
4,563	Extreme Networks, Inc. (a)	12
1,046	Globecomm Systems, Inc. (a)	9
3,794	Harmonic, Inc. (a)	21
200	Hughes Communications, Inc. (a)	5
624	Oplink Communications, Inc. (a)	9
1,338	Opnext, Inc. (a)	2
938	PC-Tel, Inc. (a)	5
6,704	Powerwave Technologies, Inc. (a)	10
889	SeaChange International, Inc. (a)	7
2,003	Sonus Networks, Inc. (a)	5
830	Sycamore Networks, Inc.	14
2,229	Symmetricom, Inc. (a)	11
2,921	Tekelec (a)	39
4,928	UTStarcom, Inc. (a)	9
1,000	ViaSat, Inc. (a)	33

		384

	Computer & Electronics Retail — 0.06%
3,076	Rent-A-Center, Inc. (a)	62
403	REX American Resources Corp. (a)	6
106	Systemax, Inc.	2

		70

	Computer Hardware — 0.02%
1,151	Avid Technology, Inc. (a)	15
563	Cray, Inc. (a)	3
1,387	Silicon Graphics International Corp. (a)	10

		28

	Computer Storage & Peripherals — 0.08%
5,076	ADPT Corp. (a)	15
2,178	Electronics for Imaging, Inc. (a)	21
1,300	Hutchinson Technology, Inc. (a)	6
1,479	Imation Corp. (a)	14
1,000	Intermec, Inc. (a)	10
879	Intevac, Inc. (a)	9
1,500	Novatel Wireless, Inc. (a)	9

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Storage & Peripherals (continued)
340	Rimage Corp. (a)	$5

		89

	Construction & Engineering — 0.24%
1,830	Dycom Industries, Inc. (a)	16
3,259	EMCOR Group, Inc. (a)	75
697	Furmanite Corp. (a)	3
1,736	Granite Construction, Inc.	41
1,961	Great Lakes Dredge & Dock Co.	12
346	Insituform Technologies, Inc., Class – A (a)	7
816	Layne Christensen Co. (a)	20
2,642	MasTec, Inc. (a)	25
400	Michael Baker Corp. (a)	14
900	MYR Group, Inc. (a)	15
452	Northwest Pipe Co. (a)	8
524	Pike Electric Corp. (a)	5
1,000	Primoris Services Corp.	6
644	Sterling Construction Co., Inc. (a)	8
1,151	Tutor Perini Corp. (a)	19

		274

	Construction & Farm Machinery & Heavy Trucks — 0.14%
367	Alamo Group, Inc.	8
518	American Railcar Industries, Inc. (a)	6
877	Astec Industries, Inc. (a)	24
372	Cascade Corp.	13
1,200	Commercial Vehicle Group, Inc. (a)	12
600	Douglas Dynamics, Inc. (a)	7
2,758	Federal Signal Corp.	17
485	FreightCar America, Inc.	11
565	Miller Industries, Inc.	8
35	NACCO Industries, Inc., Class – A	3
839	The Greenbrier Cos., Inc. (a)	9
1,474	Titan International, Inc.	15
484	Twin Disc, Inc.	5
2,900	Wabash National Corp. (a)	21

		159

	Construction Materials — 0.04%
2,944	Headwaters, Inc. (a)	9
1,091	Texas Industries, Inc.	32

		41

	Consumer Electronics — 0.01%
402	Universal Electronics, Inc. (a)	7

	Consumer Finance — 0.08%
2,485	Advance America Cash Advance Centers, Inc.	10
938	Cash America International, Inc.	32
345	CompuCredit Holdings Corp.	1

Shares	Security Description	Value (000)
	Consumer Finance — (continued)
1,189	Nelnet, Inc., Class – A	$23
2,465	The First Marblehead Corp. (a)	6
200	The Student Loan Corp.	5
459	World Acceptance Corp. (a)	18

		95

	Data Processing & Outsourced Services — 0.05%
865	CSG Systems International, Inc. (a)	16
2,403	Euronet Worldwide, Inc. (a)	31
201	Global Cash Access Holdings, Inc. (a)	1
886	infoGROUP, Inc. (a)	7
685	MoneyGram International, Inc. (a)	2
485	Online Resources Corp. (a)	2

		59

	Department Stores — 0.09%
2,347	Dillard’s, Inc., Class – A	50
6,590	Saks, Inc. (a)	50
400	The Bon-Ton Stores, Inc. (a)	4

		104

	Distributors — 0.01%
585	Audiovox Corp., Class – A (a)	4
361	Core-Mark Holding Co., Inc. (a)	10

		14

	Diversified Banks — 0.02%
1,221	Banco Latinoamericano de Comercio Exterior SA, Class – E	15
500	Encore Bancshares, Inc. (a)	5

		20

	Diversified Capital Markets — 0.00%
773	JMP Group, Inc.	5

	Diversified Chemicals — 0.03%
1,612	Olin Corp.	29

	Diversified Metals & Mining — 0.11%
895	Brush Engineered Materials, Inc. (a)	18
1,976	Horsehead Holding Corp. (a)	15
1,338	RTI International Metals, Inc. (a)	32
6,100	Thompson Creek Metals Co., Inc. (a)	53
1,400	U.S. Energy Corp. (a)	7

		125

	Diversified Real Estate Activities — 0.01%
246	Consolidated-Tomoka Land Co.	7
400	Tejon Ranch Co. (a)	9

		16

	Diversified REITs — 0.24%
2,754	CapLease, Inc.	13
3,199	Colonial Properties Trust	46
4,433	Cousins Properties, Inc.	30
800	Excel Trust, Inc. (a)	10

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified REITs (continued)
483	Gladstone Commercial Corp.	$8
3,671	Investors Real Estate Trust	32
400	One Liberty Properties, Inc.	6
762	PS Business Parks, Inc.	43
2,100	Retail Opportunity Investments Corp.	20
2,213	Washington Real Estate Investment Trust	61
583	Winthrop Realty Trust, Inc.	7

		276

	Diversified Support Services — 0.09%
682	ATC Technology Corp. (a)	11
1,726	Comfort Systems USA, Inc.	17
874	G&K Services, Inc., Class – A	18
694	McGrath Rentcorp	16
1,813	Mobile Mini, Inc. (a)	29
96	Schawk, Inc.	1
776	Viad Corp.	14

		106

	Drug Retail — 0.02%
25,500	Rite Aid Corp. (a)	25

	Electric Utilities — 0.51%
1,502	ALLETE, Inc.	51
2,482	Avista Corp.	48
611	Central Vermont Public Service Corp.	12
2,934	Cleco Corp.	77
2,070	El Paso Electric Co. (a)	40
2,322	IDACORP, Inc.	77
1,021	MGE Energy, Inc.	37
1,635	Otter Tail Corp.	32
3,628	Portland General Electric Co.	67
2,003	The Empire District Electric Co.	38
1,509	UIL Holdings Corp.	38
1,674	Unisource Energy Corp.	51
527	Unitil Corp.	11

		579

	Electrical Components & Equipment — 0.15%
96	A.O. Smith Corp.	4
1,200	Advanced Battery Technologies, Inc. (a)	4
193	Baldor Electric Co.	7
2,357	Brady Corp., Class – A	59
775	Encore Wire Corp.	14
1,903	Energy Conversion Devices, Inc. (a)	8
1,821	EnerSys (a)	39
10,064	Evergreen Solar, Inc. (a)	7
107	Franklin Electric Co., Inc.	3
500	Generac Holdings, Inc. (a)	7
160	LaBarge, Inc. (a)	2
1,092	LSI Industries, Inc.	5

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
500	Powell Industries, Inc. (a)	$14

		173

	Electronic Components — 0.03%
286	CPI International, Inc. (a)	4
154	Littelfuse, Inc. (a)	5
543	Rogers Corp. (a)	15
422	Spectrum Control, Inc. (a)	6

		30

	Electronic Equipment & Instruments — 0.19%
169	Analogic Corp.	8
652	Anixter International, Inc. (a)	28
1,339	Checkpoint Systems, Inc. (a)	23
2,000	Cogent, Inc. (a)	18
405	Cognex Corp.	7
400	Coherent, Inc. (a)	14
1,443	Daktronics, Inc.	11
369	Dawson Geophysical Co. (a)	8
1,139	Electro Scientific Industries, Inc. (a)	15
1,300	Gerber Scientific, Inc. (a)	7
285	ICx Technologies, Inc. (a)	2
3,827	L-1 Identity Solutions, Inc. (a)	31
800	Methode Electronics, Inc.	8
1,248	Newport Corp. (a)	11
161	OSI Systems, Inc. (a)	4
855	Rofin-Sinar Technologies, Inc. (a)	18
1,486	X-Rite, Inc. (a)	6

		219

	Electronic Manufacturing Services — 0.11%
2,670	Benchmark Electronics, Inc. (a)	42
1,310	CTS Corp.	12
736	Measurement Specialties, Inc. (a)	10
904	Mercury Computer Systems, Inc. (a)	10
370	Park Electrochemical Corp.	9
981	SMART Modular Technologies (WWH), Inc. (a)	6
3,038	TTM Technologies, Inc. (a)	29
704	Zygo Corp. (a)	6

		124

	Environmental & Facilities Services — 0.09%
1,880	ABM Industries, Inc.	40
4,369	EnergySolutions, Inc.	22
1,001	Fuel Tech, Inc. (a)	6
1,685	Metalico, Inc. (a)	7
941	Team, Inc. (a)	12
1,392	Waste Services, Inc. (a)	16

		103

	Fertilizers & Agricultural Chemicals — 0.01%
959	American Vanguard Corp.	8

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Food Distributors — 0.03%
554	Nash Finch Co.	$19
1,014	Spartan Stores, Inc.	14

		33

	Food Retail — 0.16%
1,578	Casey’s General Stores, Inc.	55
640	Ingles Markets, Inc., Class – A	10
986	Ruddick Corp.	30
364	Susser Holdings Corp. (a)	4
790	The Andersons, Inc.	26
1,455	The Great Atlantic & Pacific Tea Co., Inc. (a)	6
804	The Pantry, Inc. (a)	11
200	Village Super Market, Inc., Class – A	5
448	Weis Markets, Inc.	15
2,366	Winn-Dixie Stores, Inc. (a)	23

		185

	Footwear — 0.06%
3,551	Iconix Brand Group, Inc. (a)	51
648	K-Swiss, Inc., Class – A (a)	7
600	The Timberland Co., Class – A (a)	10
200	Weyco Group, Inc.	5

		73

	Forest Products — 0.03%
5,756	Louisiana-Pacific Corp. (a)	38

	Gas Utilities — 0.49%
476	Chesapeake Utilities Corp.	15
2,006	New Jersey Resources Corp.	71
2,187	Nicor, Inc.	89
1,218	Northwest Natural Gas Co.	53
3,461	Piedmont Natural Gas Co., Inc.	88
1,196	South Jersey Industries, Inc.	51
2,245	Southwest Gas Corp.	66
1,042	The Laclede Group, Inc.	34
2,497	WGL Holdings, Inc.	85

		552

	General Merchandise Stores — 0.03%
324	99 Cents Only Stores (a)	5
1,912	Fred’s, Inc., Class – A	21
1,232	Tuesday Morning Corp. (a)	5

		31

	Health Care Distributors — 0.03%
480	Chindex International, Inc. (a)	6
613	Owens & Minor, Inc.	17
1,000	Pharmerica Corp. (a)	15

		38

Shares	Security Description	Value (000)
	Health Care Equipment — 0.17%
1,191	AngioDynamics, Inc. (a)	$18
702	Cantel Medical Corp.	12
1,307	CONMED Corp. (a)	24
1,321	CryoLife, Inc. (a)	7
567	Cutera, Inc. (a)	5
400	Dynavox, Inc., Class – A (a)	7
1,163	Greatbatch, Inc. (a)	26
1,353	Invacare Corp.	28
285	Palomar Medical Technologies, Inc. (a)	3
2,300	Solta Medical, Inc. (a)	4
200	STERIS Corp.	6
400	SurModics, Inc. (a)	7
1,824	Symmetry Medical, Inc. (a)	19
1,400	Syneron Medical Ltd. (a)	15
1,361	TomoTherapy, Inc. (a)	4
700	Wright Medical Group, Inc. (a)	12
80	Young Innovations, Inc.	2

		199

	Health Care Facilities — 0.16%
1,331	AmSurg Corp. (a)	24
490	Assisted Living Concepts, Inc., Class – A (a)	14
1,295	Capital Senior Living Corp. (a)	6
1,700	Five Star Quality Care, Inc. (a)	5
594	Hanger Orthopedic Group, Inc. (a)	11
300	HealthSouth Corp. (a)	5
1,876	Kindred Healthcare, Inc. (a)	24
842	MedCath Corp. (a)	7
442	National Healthcare Corp.	15
877	Psychiatric Solutions, Inc. (a)	29
2,502	Select Medical Holdings Corp. (a)	17
983	Skilled Healthcare Group, Inc., Class – A (a)	7
2,065	Sun Healthcare Group, Inc. (a)	17
65	U.S. Physical Therapy, Inc. (a)	1

		182

	Health Care Services — 0.10%
2,132	Allied Healthcare International, Inc. (a)	5
563	American Dental Partners, Inc. (a)	7
1,000	AMN Healthcare Services, Inc. (a)	7
1,000	Cardionet Inc. (a)	5
246	Continucare Corp. (a)	1
1,108	Cross Country Healthcare, Inc. (a)	10
834	Gentiva Health Services, Inc. (a)	23
1,477	Healthways, Inc. (a)	18
94	Odyssey HealthCare, Inc. (a)	2
1,043	RehabCare Group, Inc. (a)	23
1,009	Res-Care, Inc. (a)	10

		111

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Supplies — 0.03%
566	Cynosure, Inc. (a)	$6
500	ICU Medical, Inc. (a)	16
764	Medical Action Industries, Inc. (a)	9
1,976	RTI Biologics, Inc. (a)	6

		37

	Health Care Technology — 0.00%
243	Vital Images, Inc. (a)	3

	Heavy Electrical Equipment — 0.01%
3,600	Broadwind Energy, Inc. (a)	10

	Home Entertainment Software — 0.03%
3,271	Take-Two Interactive Software, Inc. (a)	30
2,173	THQ, Inc. (a)	9

		39

	Home Furnishings — 0.05%
1,066	Ethan Allen Interiors, Inc.	15
2,108	Furniture Brands International, Inc. (a)	11
606	Hooker Furniture Corp.	7
600	Kid Brands, Inc. (a)	4
2,341	La-Z-Boy, Inc. (a)	17
2,176	Sealy Corp. (a)	6

		60

	Homebuilding — 0.10%
3,119	Beazer Homes USA, Inc. (a)	11
566	Brookfield Homes Corp. (a)	4
263	Cavco Industries, Inc. (a)	9
2,726	Hovnanian Enterprises, Inc., Class – A (a)	10
817	M/I Homes, Inc. (a)	8
1,422	Meritage Homes Corp. (a)	23
224	Skyline Corp.	4
5,235	Standard Pacific Corp. (a)	18
1,960	The Ryland Group, Inc.	31

		118

	Homefurnishing Retail — 0.01%
707	Haverty Furniture Cos., Inc.	9
500	Select Comfort Corp. (a)	4

		13

	Hotels, Resorts & Cruise Lines — 0.08%
819	Bluegreen Corp. (a)	2
1,761	Gaylord Entertainment Co. (a)	39
411	Morgans Hotel Group Co. (a)	3
4,490	Orient-Express Hotels Ltd., Class – A (a)	33
767	Red Lion Hotels Corp. (a)	5
973	The Marcus Corp.	9

		91

Shares	Security Description	Value (000)
	Household Appliances — 0.03%
1,503	Helen of Troy Ltd. (a)	$33

	Household Products — 0.05%
300	Cellu Tissue Holdings, Inc. (a)	2
2,580	Central Garden & Pet Co., Class – A (a)	23
283	Oil-Dri Corp. of America	7
900	Spectrum Brands Holdings, Inc. (a)	23
178	WD-40 Co.	6

		61

	Housewares & Specialties — 0.05%
1,767	American Greetings Corp., Class – A	33
253	Blyth, Inc.	9
379	CSS Industries, Inc.	6
500	Lifetime Brands, Inc. (a)	7

		55

	Human Resource & Employment Services — 0.10%
438	Barrett Business Services, Inc.	6
384	CDI Corp.	6
325	GP Strategies Corp. (a)	2
793	Heidrick & Struggles International, Inc.	18
1,090	Kelly Services, Inc., Class – A (a)	16
2,152	Korn/Ferry International (a)	30
1,634	On Assignment, Inc. (a)	8
2,360	SFN Group, Inc. (a)	13
840	TrueBlue, Inc. (a)	9
90	Volt Information Sciences, Inc. (a)	1

		109

	Independent Power Producers & Energy Traders — 0.02%
5,100	Dynegy, Inc. (a)	20

	Industrial Conglomerates — 0.07%
1,256	Kimball International, Inc., Class – B	7
800	Libbey, Inc. (a)	10
15	Seaboard Corp.	23
505	Standex International Corp.	13
1,344	Tredegar Corp.	22
122	United Capital Corp. (a)	3

		78

	Industrial Machinery — 0.30%
1,328	Albany International Corp., Class – A	21
243	Ampco-Pittsburgh Corp.	5
337	Barnes Group, Inc.	6
962	Briggs & Stratton Corp.	16
1,401	Chart Industries, Inc. (a)	22
799	CIRCOR International, Inc.	20
201	CLARCOR, Inc.	7
781	Columbus McKinnon Corp. (a)	11
400	Dynamic Materials Corp.	6
555	ENPRO Industries, Inc. (a)	16

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Industrial Machinery (continued)
1,300	ESCO Technologies, Inc.	$33
283	Flow International Corp. (a)	1
3,600	Force Protection, Inc. (a)	15
492	Kadant, Inc. (a)	9
519	L.B. Foster Co., Class – A (a)	13
900	Lydall, Inc. (a)	7
700	Met-Pro Corp.	8
1,672	Mueller Industries, Inc.	41
681	Mueller Water Products, Inc., Class – A	3
202	Portec Rail Products, Inc.	2
1,192	Robbins & Myers, Inc.	26
970	Tecumseh Products Co., Class – A (a)	11
500	Thermadyne Holdings Corp. (a)	5
1,322	Watts Water Technologies, Inc., Class – A	38

		342

	Industrial REITs — 0.13%
10,344	DCT Industrial Trust, Inc.	47
1,251	DuPont Fabros Technology, Inc.	31
690	EastGroup Properties, Inc.	25
2,547	First Industrial Realty Trust, Inc. (a)	12
1,634	First Potomac Realty Trust	23
1,130	Monmouth Real Estate Investment Corp., Class – A	8
400	Terreno Realty Corp. (a)	7

		153

	Insurance Brokers — 0.02%
1,944	National Financial Partners Corp. (a)	19

	Integrated Telecommunication Services — 0.05%
84	Atlantic Tele-Network, Inc.	3
7,391	Cincinnati Bell, Inc. (a)	22
276	Consolidated Communications Holdings, Inc.	5
2,447	General Communication, Inc., Class – A (a)	19
800	IDT Corp., Class – B (a)	10

		59

	Internet Retail — 0.00%
1,272	1-800-FLOWERS.COM, Inc., Class – A (a)	3

	Internet Software & Services — 0.22%
400	DealerTrack Holdings, Inc. (a)	7
1,670	Digital River, Inc. (a)	40
684	DivX, Inc. (a)	5
5,336	EarthLink, Inc.	42
107	Global Sources Ltd. (a)	1
1,569	InfoSpace, Inc. (a)	12
2,057	Internap Network Services Corp. (a)	8
1,126	Internet Brands, Inc., Class – A (a)	12
1,695	Internet Capital Group, Inc. (a)	13

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
702	j2 Global Communications, Inc. (a)	$15
364	Keynote Systems, Inc.	3
531	Marchex, Inc., Class – B	2
1,911	ModusLink Global Solutions, Inc. (a)	11
817	Perficient, Inc. (a)	7
4,207	RealNetworks, Inc. (a)	14
2,600	S1 Corp. (a)	16
689	TechTarget, Inc. (a)	4
800	The Knot, Inc. (a)	6
3,592	United Online, Inc.	21
900	ValueClick, Inc. (a)	10
324	VASCO Data Security International, Inc. (a)	2

		251

	Investment Banking & Brokerage — 0.23%
1,892	Cowen Group, Inc., Class – A (a)	8
53	Evercore Partners, Inc., Class – A	1
2,771	FBR Capital Markets Corp. (a)	9
1,500	GFI Group, Inc.	8
2,100	Gleacher & Co., Inc. (a)	5
612	International Assets Holding Corp. (a)	10
2,100	Investment Technology Group, Inc. (a)	34
573	KBW, Inc. (a)	12
4,595	Knight Capital Group, Inc., Class – A (a)	63
2,000	LaBranche & Co., Inc. (a)	9
4,284	MF Global Holdings Ltd. (a)	25
484	Oppenheimer Holdings, Inc., Class – A	12
942	Piper Jaffray Cos., Inc. (a)	30
1,091	Sanders Morris Harris Group, Inc.	6
100	Stifel Financial Corp. (a)	4
1,290	SWS Group, Inc.	12
1,100	Thomas Weisel Partners Group, Inc. (a)	7
1,257	TradeStation Group, Inc. (a)	9

		264

	IT Consulting & Other Services — 0.13%
1,418	CACI International, Inc., Class – A (a)	60
3,577	CIBER, Inc. (a)	10
328	Computer Task Group, Inc. (a)	2
725	Integral Systems, Inc. (a)	5
145	ManTech International Corp., Class – A (a)	6
1,919	SRA International, Inc., Class – A (a)	38
1,097	The Hackett Group, Inc. (a)	3
483	Tier Technologies, Inc., Class – B (a)	3
1,262	Unisys Corp. (a)	23
202	Virtusa Corp. (a)	2

		152

	Leisure Facilities — 0.07%
260	Life Time Fitness, Inc. (a)	8
694	Speedway Motorsports, Inc.	10

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Leisure Facilities (continued)
1,717	Vail Resorts, Inc. (a)	$60

		78

	Leisure Products — 0.06%
700	Arctic Cat, Inc. (a)	6
2,979	Callaway Golf Co.	18
1,173	JAKKS Pacific, Inc. (a)	17
1,041	Leapfrog Enterprises, Inc. (a)	4
930	RC2 Corp. (a)	15
364	Sport Supply Group, Inc.	5
325	Steinway Musical Instruments, Inc. (a)	6

		71

	Life & Health Insurance — 0.20%
2,722	American Equity Investment Life Holding Co.	28
1,885	Citizens, Inc. (a)	13
9,978	CNO Financial Group, Inc. (a)	49
2,308	Delphi Financial Group, Inc., Class – A	56
673	FBL Financial Group, Inc., Class – A	14
243	Kansas City Life Insurance Co.	7
98	National Western Life Insurance Co., Class – A	15
1,058	Presidential Life Corp.	10
1,200	Primerica, Inc. (a)	26
5,922	The Phoenix Cos., Inc. (a)	12

		230

	Life Sciences Tools & Services — 0.04%
3,128	Affymetrix, Inc. (a)	19
1,181	Albany Molecular Research, Inc. (a)	6
1,620	Cambrex Corp. (a)	5
2,600	Exelixis, Inc. (a)	9
620	Kendle International, Inc. (a)	7

		46

	Managed Health Care — 0.28%
2,200	AMERIGROUP Corp. (a)	71
2,361	Centene Corp. (a)	51
2,874	HealthSpring, Inc. (a)	45
1,524	Magellan Health Services, Inc. (a)	55
298	Molina Heathcare, Inc. (a)	9
851	Triple-S Management Corp., Class – B (a)	16
1,624	Universal American Corp. (a)	23
2,117	WellCare Health Plans, Inc. (a)	50

		320

	Marine — 0.14%
451	American Commercial Lines, Inc. (a)	10
800	Baltic Trading Ltd. (a)	9
2,475	Eagle Bulk Shipping, Inc. (a)	10
2,100	Excel Maritime Carriers Ltd. (a)	11

Shares	Security Description	Value (000)
	Marine (continued)
1,155	Genco Shipping & Trading Ltd. (a)	$17
1,513	Horizon Lines, Inc., Class – A	6
281	International Shipholding Corp.	6
1,200	Overseas Shipholding Group, Inc.	45
2,234	Ship Finance International Ltd.	40
1,260	Ultrapetrol Bahamas Ltd. (a)	6

		160

	Marine Ports & Services — 0.00%
319	CAI International, Inc. (a)	4

	Metal & Glass Containers — 0.05%
800	Graham Packaging Co., Inc. (a)	10
1,293	Myers Industries, Inc.	10
1,206	Silgan Holdings, Inc.	34

		54

	Mortgage REITs — 0.47%
1,583	American Capital Agency Corp.	42
5,807	Anworth Mortgage Asset Corp.	41
451	Apollo Commercial Real Estate Finance, Inc.	7
3,460	Capstead Mortgage Corp.	38
676	Colony Financial, Inc.	12
676	CreXus Investment Corp.	8
582	Cypress Sharpridge Investments, Inc.	7
645	Dynex Capital, Inc.	6
1,829	Hatteras Financial Corp.	51
1,247	Invesco Mortgage Capital, Inc.	25
4,498	iStar Financial, Inc. (a)	20
13,566	MFA Financial, Inc.	100
3,200	Newcastle Investment Corp. (a)	9
3,442	NorthStar Realty Finance Corp.	9
817	Pennymac Mortgage Investment Trust (a)	13
3,683	RAIT Financial Trust (a)	7
3,757	Redwood Trust, Inc.	55
2,193	Resource Capital Corp.	13
2,289	Starwood Property Trust, Inc.	39
1,300	Two Harbors Investment Corp.	11
1,265	Walter Investment Management Corp.	21

		534

	Movies & Entertainment — 0.13%
592	Ascent Media Corp., Class – A (a)	15
121	Carmike Cinemas, Inc. (a)	1
2,762	Cinemark Holdings, Inc.	36
2,400	CKX, Inc. (a)	12
6,816	Live Nation, Inc. (a)	71
365	LodgeNet Interactive Corp. (a)	1
1,600	Warner Music Group Corp. (a)	8
282	World Wrestling Entertainment, Inc., Class – A	5

		149

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Multi-line Insurance — 0.02%
1,808	Horace Mann Educators Corp.	$28

	Multi-Sector Holdings — 0.04%
1,227	Compass Diversified Holdings, Inc.	17
1,079	PICO Holdings, Inc. (a)	32

		49

	Multi-Utilities — 0.15%
1,929	Black Hills Corp.	55
715	CH Energy Group, Inc.	28
1,619	NorthWestern Corp.	42
4,027	PNM Resources, Inc.	45

		170

	Office REITs — 0.34%
5,553	BioMed Realty Trust, Inc.	89
3,128	Franklin Street Properties Corp.	37
1,043	Government Properties Income Trust	27
3,459	Highwoods Properties, Inc.	96
2,674	Kilroy Realty Corp.	79
4,791	Lexington Realty Trust	29
1,010	Mission West Properties, Inc.	7
2,500	MPG Office Trust, Inc. (a)	7
891	Parkway Properties, Inc.	13

		384

	Office Services & Supplies — 0.10%
2,352	ACCO Brands Corp. (a)	12
1,643	American Reprographics Co. (a)	14
322	Mine Safety Appliances Co.	8
3,096	Steelcase, Inc., Class – A	24
1,800	Sykes Enterprises, Inc. (a)	26
485	United Stationers, Inc. (a)	26

		110

	Oil & Gas Drilling — 0.06%
4,634	Hercules Offshore, Inc. (a)	11
5,505	Parker Drilling Co. (a)	22
2,721	Pioneer Drilling Co. (a)	15
600	Seahawk Drilling, Inc. (a)	6
575	Union Drilling, Inc. (a)	3
6,466	Vantage Drilling Co. (a)	9

		66

	Oil & Gas Equipment & Services — 0.42%
3,059	Allis-Chalmers Energy, Inc. (a)	6
1,154	Basic Energy Services, Inc. (a)	9
586	Boots & Coots, Inc. (a)	2
1,689	Bristow Group, Inc. (a)	50
4,610	Cal Dive International, Inc. (a)	27
3,812	Complete Production Services, Inc. (a)	54
4,273	Global Industries Ltd. (a)	19

Shares	Security Description	Value (000)
	Oil & Gas Equipment & Services (continued)
573	Gulf Island Fabrication, Inc.	$9
1,130	GulfMark Offshore, Inc., Class – A (a)	29
5,100	Helix Energy Solutions Group, Inc. (a)	55
979	Hornbeck Offshore Services, Inc. (a)	14
5,637	Key Energy Services, Inc. (a)	52
937	Matrix Service Co. (a)	9
572	Natural Gas Services Group, Inc. (a)	9
4,104	Newpark Resources, Inc. (a)	25
73	OYO Geospace Corp. (a)	3
690	PHI, Inc. (a)	10
1,176	Superior Well Services, Inc. (a)	20
519	T-3 Energy Services, Inc. (a)	14
1,500	Tesco Corp. (a)	18
3,276	TETRA Technologies, Inc. (a)	30
2,000	Willbros Group, Inc. (a)	15

		479

	Oil & Gas Exploration & Production — 0.47%
2,300	Abraxas Petroleum Corp. (a)	6
444	Approach Resources, Inc. (a)	3
2,170	ATP Oil & Gas Corp. (a)	23
2,491	Berry Petroleum Co., Class – A	64
2,250	Bill Barrett Corp. (a)	69
3,749	BPZ Resources, Inc. (a)	16
27	Clayton Williams Energy, Inc. (a)	1
1,276	Cloud Peak Energy, Inc. (a)	17
241	Contango Oil & Gas Co. (a)	11
9,597	Delta Petroleum Corp. (a)	8
1,500	Energy Partners Ltd. (a)	18
2,300	Gastar Exploration Ltd. (a)	8
408	GeoResources, Inc. (a)	6
1,623	GMX Resources, Inc. (a)	11
1,100	Goodrich Petroleum Corp. (a)	13
1,660	Harvest Natural Resources, Inc. (a)	12
1,000	Miller Petroleum, Inc. (a)	6
2,064	Penn Virginia Corp.	42
923	Petroleum Development Corp. (a)	24
2,051	Petroquest Energy, Inc. (a)	14
1,700	Resolute Energy Corp. (a)	21
982	Rosetta Resources, Inc. (a)	19
1,894	Stone Energy Corp. (a)	21
1,875	Swift Energy Co. (a)	50
2,266	VAALCO Energy, Inc.	13
737	Venoco, Inc. (a)	12
1,681	W&T Offshore, Inc.	16
3,136	Warren Resources, Inc. (a)	9

		533

	Oil & Gas Refining & Marketing — 0.07%
409	Alon USA Energy, Inc.	3
1,063	CVR Energy, Inc. (a)	8
735	Delek US Holdings, Inc.	5

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Refining & Marketing (continued)
524	Green Plains Renewable Energy, Inc. (a)	$5
1,406	Rex Energy Corp. (a)	14
2,074	Western Refining, Inc. (a)	11
1,300	World Fuel Services Corp.	34

		80

	Oil & Gas Storage & Transportation — 0.13%
1,891	Cheniere Energy, Inc. (a)	5
1,742	Crosstex Energy, Inc. (a)	11
2,573	DHT Maritime, Inc.	10
136,440	Enbridge Energy Management LLC (a)(b)	—
2,076	General Maritime Corp.	13
1,714	Golar LNG Ltd.	17
691	Knightsbridge Tankers Ltd.	12
2,313	Nordic American Tanker Shipping Ltd.	65
1,400	Teekay Tankers Ltd., Class – A	16

		149

	Packaged Foods & Meats — 0.23%
789	American Italian Pasta Co., Class – A (a)	42
1,130	B&G Foods, Inc., Class – A	12
1,926	Chiquita Brands International, Inc. (a)	23
1,776	Dole Food Co., Inc. (a)	19
200	Farmer Brothers Co.	3
524	Harbinger Group, Inc. (a)	3
486	Imperial Sugar Co.	5
400	John B. Sanfilippo & Son, Inc. (a)	6
1,400	Pilgrim’s Pride Corp. (a)	9
100	Sanderson Farms, Inc.	5
454	Seneca Foods Corp., Class – A (a)	15
1,821	Smart Balance, Inc. (a)	7
2,006	The Hain Celestial Group, Inc. (a)	41
1,694	TreeHouse Foods, Inc. (a)	77

		267

	Paper Packaging — 0.09%
3,489	Boise, Inc. (a)	19
5,180	Graphic Packaging Holding Co. (a)	17
1,291	Rock-Tenn Co., Class – A	64

		100

	Paper Products — 0.08%
1,786	Buckeye Technologies, Inc. (a)	18
155	Clearwater Paper Corp. (a)	8
1,891	KapStone Paper & Packaging Corp. (a)	21
587	Neenah Paper, Inc.	11
2,210	P.H. Glatfelter Co.	24
2,104	Wausau Paper Corp. (a)	14

		96

	Personal Products — 0.04%
1,015	Elizabeth Arden, Inc. (a)	15

Shares	Security Description	Value (000)
	Personal Products (continued)
530	Nutraceutical International Corp. (a)	$8
2,074	Prestige Brands Holdings, Inc. (a)	14
534	Revlon, Inc., Class – A (a)	6
568	Schiff Nutrition International, Inc.	4

		47

	Pharmaceuticals — 0.16%
1,262	BMP Sunstone Corp. (a)	6
360	Caraco Pharmaceutical Laboratories, Inc. (a)	2
1,900	Cypress Bioscience, Inc. (a)	4
69	Hi-Tech Pharmacal Co., Inc. (a)	2
400	Impax Laboratories, Inc. (a)	8
2,975	Medicis Pharmaceutical Corp., Class – A	65
1,563	Par Pharmaceutical Cos., Inc. (a)	40
1,215	SuperGen, Inc. (a)	2
892	The Medicines Co. (a)	7
3,801	ViroPharma, Inc. (a)	43

		179

	Precious Metals & Minerals — 0.11%
4,045	Coeur d’Alene Mines Corp. (a)	64
11,110	Hecla Mining Co. (a)	58

		122

	Property & Casualty Insurance — 0.58%
12,249	Ambac Financial Group, Inc. (a)	8
418	American Physicians Capital, Inc.	13
219	American Physicians Services Group, Inc.	5
442	American Safety Insurance Holdings Ltd. (a)	7
819	Amerisafe, Inc. (a)	14
979	AmTrust Financial Services, Inc.	12
1,471	Argo Group International Holdings Ltd.	45
408	Baldwin & Lyons, Inc., Class – B	9
686	CNA Surety Corp. (a)	11
605	Donegal Group, Inc., Class – A	7
281	EMC Insurance Group, Inc.	6
1,924	Employers Holdings, Inc.	28
4,800	First American Financial Corp.	61
445	First Mercury Financial Corp.	5
388	FPIC Insurance Group, Inc. (a)	10
485	Hallmark Financial Services, Inc. (a)	5
591	Harleysville Group, Inc.	18
1,773	Hilltop Holdings, Inc. (a)	18
606	Infinity Property & Casualty Corp.	28
2,438	Meadowbrook Insurance Group, Inc.	21
358	National Interstate Corp.	7
282	NYMAGIC, Inc.	6
1,640	PMA Capital Corp., Class – A (a)	11
1,596	ProAssurance Corp. (a)	91
923	RLI Corp.	49
606	Safety Insurance Group, Inc.	22
1,096	SeaBright Insurance Holdings, Inc.	10

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Property & Casualty Insurance (continued)
2,360	Selective Insurance Group, Inc.	$35
730	State Auto Financial Corp.	11
771	Stewart Information Services Corp.	7
586	The Navigators Group, Inc. (a)	24
1,148	Tower Group, Inc.	25
1,536	United America Indemnity Ltd., Class – A (a)	11
1,061	United Fire & Casualty Co.	21
282	Universal Insurance Holdings, Inc.	1

		662

	Publishing — 0.10%
1,000	AH Belo Corp., Class – A (a)	6
2,300	Dex One Corp. (a)	44
1,443	Journal Communications, Inc., Class – A (a)	6
900	Media General, Inc., Class – A (a)	9
886	PRIMEDIA, Inc.	2
1,479	Scholastic Corp.	36
1,520	The E.W. Scripps Co., Class – A (a)	11

		114

	Railroads — 0.01%
1,151	RailAmerica, Inc. (a)	11

	Real Estate Development — 0.03%
411	Avatar Holdings, Inc. (a)	8
1,600	Forestar Group, Inc. (a)	29

		37

	Real Estate Operating Companies — 0.01%
1,900	Thomas Properties Group, Inc.	6

	Regional Banks — 2.29%
769	1st Source Corp.	13
1,100	1st United Bancorp, Inc. (a)	8
241	Alliance Financial Corp.	7
286	American National Bankshares, Inc.	6
1,189	Ameris Bancorp	12
401	Ames National Corp.	8
501	Arrow Financial Corp.	12
263	BancFirst Corp.	10
202	Bancorp Rhode Island, Inc.	5
280	Bank of Marin Bancorp	9
515	Bank of the Ozarks, Inc.	18
3,162	Boston Private Financial Holdings, Inc.	20
80	Bridge Bancorp, Inc.	2
323	Bryn Mawr Bank Corp.	5
370	Camden National Corp.	10
617	Capital City Bank Group, Inc.	8
1,444	Cardinal Financial Corp.	13
3,879	Cathay General Bancorp	40

Shares	Security Description	Value (000)
	Regional Banks (continued)
1,800	Center Financial Corp. (a)	$9
1,133	Centerstate Banks, Inc.	11
203	Century Bancorp, Inc., Class – A	4
1,035	Chemical Financial Corp.	23
522	Citizens & Northern Corp.	6
17,409	Citizens Republic Bancorp, Inc. (a)	15
658	City Holding Co.	18
240	CNB Financial Corp.	3
1,190	CoBiz Financial, Inc.	8
1,767	Columbia Banking System, Inc.	32
1,459	Community Bank System, Inc.	32
686	Community Trust Bancorp, Inc.	17
4,432	CVB Financial Corp.	42
777	Eagle Bancorp, Inc. (a)	9
370	Enterprise Financial Services Corp.	4
5,158	F.N.B. Corp.	41
413	Financial Institutions, Inc.	7
747	First Bancorp North Carolina	11
4,082	First Bancorp Puerto Rico (a)	2
487	First Bancorp, Inc. Maine	6
2,467	First Busey Corp.	11
4,040	First Commonwealth Financial Corp.	21
735	First Community Bancshares, Inc.	11
2,853	First Financial Bancorp	43
550	First Financial Bankshares, Inc.	26
482	First Financial Corp.	12
600	First Interstate BancSystem, Inc.	9
1,295	First Merchants Corp.	11
3,483	First Midwest Bancorp, Inc.	42
479	First South Bancorp, Inc.	5
5,187	FirstMerit Corp.	89
568	German American Bancorp, Inc.	9
3,380	Glacier Bancorp, Inc.	50
367	Great Southern Bancorp, Inc.	7
600	Green Bankshares, Inc. (a)	8
1,404	Hancock Holding Co.	47
2,900	Hanmi Financial Corp. (a)	4
n666	Heartland Financial USA, Inc.	12
488	Heritage Financial Corp. (a)	7
524	Home Bancorp, Inc. (a)	7
1,095	Home Bancshares, Inc.	25
600	Hudson Valley Holding Corp.	14
1,322	IBERIABANK Corp.	68
891	Independent Bank Corp.	22
2,407	International Bancshares Corp.	40
2,006	Investors Bancorp, Inc. (a)	26
1,034	Lakeland Bancorp, Inc.	9
652	Lakeland Financial Corp.	13
688	MainSource Financial Group, Inc.	5
2,605	MB Financial, Inc.	48
277	Merchants Bancshares, Inc.	6
408	Metro Bancorp, Inc. (a)	5

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
284	MidSouth Bancorp, Inc.	$4
400	MidWestOne Financial Group, Inc.	6
1,897	Nara Bancorp, Inc. (a)	16
327	National Bankshares, Inc.	8
5,807	National Penn Bancshares, Inc.	35
1,620	NBT Bancorp, Inc.	33
977	Northfield Bancorp, Inc.	13
3,961	Old National Bancorp	41
500	OmniAmerican Bancorp, Inc. (a)	6
1,561	Oriental Financial Group, Inc.	20
361	Orrstown Financial Services, Inc.	8
935	Pacific Continental Corp.	9
1,499	PacWest Bancorp	27
628	Park National Corp.	41
412	Peapack-Gladstone Financial Corp.	5
80	Penns Woods Bancorp, Inc.	2
417	Peoples Bancorp, Inc.	6
1,523	Pinnacle Financial Partners, Inc. (a)	20
167	Porter Bancorp, Inc.	2
2,606	PrivateBancorp, Inc.	29
2,273	Prosperity Bancshares, Inc.	79
933	Renasant Corp.	13
326	Republic Bancorp, Inc., Class – A	7
1,224	S&T Bancorp, Inc.	24
340	S.Y. Bancorp, Inc.	8
1,132	Sandy Spring Bancorp, Inc.	16
242	Santander BanCorp (a)	3
542	SCBT Financial Corp.	19
407	Sierra Bancorp	5
782	Simmons First National Corp., Class – A	21
756	Southside Bancshares, Inc.	15
826	Southwest Bancorp, Inc.	11
840	State Bancorp, Inc.	8
1,139	StellarOne Corp.	15
1,050	Sterling Bancorp	9
4,975	Sterling Bancshares, Inc.	23
361	Suffolk Bancorp	11
5,933	Susquehanna Bancshares, Inc.	49
1,982	SVB Financial Group (a)	82
500	Taylor Capital Group, Inc. (a)	6
1,808	Texas Capital Bancshares, Inc. (a)	30
702	The Bancorp, Inc. (a)	6
240	The First of Long Island Corp.	6
420	Tompkins Financial Corp.	16
206	Tower Bancorp, Inc.	5
1,057	TowneBank	15
554	TriCo Bancshares	9
3,149	Trustmark Corp.	66
1,507	UMB Financial Corp.	54
5,271	Umpqua Holdings Corp.	61

Shares	Security Description	Value (000)
	Regional Banks (continued)
868	Union First Market Bankshares Corp.	$11
1,894	United Bankshares, Inc.	45
4,653	United Community Banks, Inc. (a)	18
663	Univest Corp. of Pennsylvania	12
1,100	Virginia Commerce Bancorp, Inc. (a)	7
786	Washington Banking Co.	10
714	Washington Trust Bancorp, Inc.	12
3,175	Webster Financial Corp.	57
966	WesBanco, Inc.	16
888	West Bancorp (a)	6
4,800	West Coast Bancorp	12
752	Westamerica Bancorp	40
2,894	Western Alliance Bancorp (a)	21
4,700	Whitney Holding Corp.	43
897	Wilshire Bancorp, Inc.	8
1,417	Wintrust Financial Corp.	47

		2,606

	Reinsurance — 0.28%
4,643	Alterra Capital Holdings Ltd.	87
328	Enstar Group Ltd. (a)	22
2,577	Flagstone Reinsurance Holdings SA	28
400	Gerova Financial Group Ltd. (a)	2
1,433	Greenlight Capital Re Ltd., Class – A (a)	36
2,126	Maiden Holdings Ltd.	14
3,267	Montpelier Re Holdings Ltd.	49
2,153	Platinum Underwriters Holdings Ltd.	78

		316

	Research and Consulting Services — 0.08%
1,100	CBIZ, Inc. (a)	7
480	CRA International, Inc. (a)	9
900	Dolan Co. (a)	10
1,161	Hill International, Inc. (a)	5
800	Huron Consulting Group, Inc. (a)	16
600	ICF International, Inc. (a)	14
1,300	LECG Corp. (a)	3
1,900	Navigant Consulting, Inc. (a)	20
629	School Specialty, Inc. (a)	11
41	VSE Corp.	1

		96

	Residential REITs — 0.25%
2,590	American Campus Communities, Inc.	71
977	Associated Estates Realty Corp.	12
2,371	Education Realty Trust, Inc.	14
397	Equity Lifestyle Properties, Inc.	19
1,322	Home Properties, Inc.	59
583	Mid-America Apartment Communities, Inc.	30
2,406	Post Properties, Inc.	55
796	Sun Communities, Inc.	21

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Residential REITs (continued)
364	UMH Properties, Inc.	$4

		285

	Restaurants — 0.12%
285	AFC Enterprises, Inc. (a)	3
60	Biglari Holdings, Inc. (a)	17
1,352	Bob Evans Farms, Inc.	33
74	Cracker Barrel Old Country Store, Inc.	3
1,197	Domino’s Pizza, Inc. (a)	13
200	Jack in the Box, Inc. (a)	4
268	Landry’s Restaurants, Inc. (a)	7
771	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	6
816	O’Charley’s, Inc. (a)	4
242	Papa John’s International, Inc. (a)	6
617	Red Robin Gourmet Burgers, Inc. (a)	11
2,871	Ruby Tuesday, Inc. (a)	24

		131

	Retail REITs — 0.38%
1,388	Acadia Realty Trust	23
401	Agree Realty Corp.	9
31	Alexander’s, Inc.	10
6,670	CBL & Associates Properties, Inc.	83
2,698	Cedar Shopping Centers, Inc.	16
1,534	Equity One, Inc.	24
548	Getty Realty Corp.	12
3,391	Glimcher Realty Trust	20
3,268	Inland Real Estate Corp.	26
2,333	Kite Realty Group Trust	10
4,046	National Retail Properties, Inc.	87
2,698	Pennsylvania Real Estate Investment Trust	33
1,912	Ramco-Gershenson Properties Trust	19
122	Saul Centers, Inc.	5
839	Tanger Factory Outlet Centers, Inc.	35
896	Urstadt Biddle Properties, Inc., Class – A	15

		427

	Security & Alarm Services — 0.03%
444	Cornell Cos., Inc. (a)	12
400	The Brink’s Co.	7
765	The Geo Group, Inc. (a)	16

		35

	Semiconductor Equipment — 0.23%
409	Advanced Energy Industries, Inc. (a)	5
1,484	ATMI, Inc. (a)	22
4,900	Axcelis Technologies, Inc. (a)	8
1,000	AXT, Inc. (a)	4
1,348	Brooks Automation, Inc. (a)	10
997	Cabot Microelectronics Corp. (a)	34

Shares	Security Description	Value (000)
	Semiconductor Equipment (continued)
961	Cohu, Inc.	$12
1,136	Cymer, Inc. (a)	34
4,320	Entegris, Inc. (a)	17
1,361	FEI Co. (a)	27
2,462	FormFactor, Inc. (a)	27
1,435	MKS Instruments, Inc. (a)	27
2,287	Photronics, Inc. (a)	10
105	Rudolph Technologies, Inc. (a)	1
1,100	Tessera Technologies, Inc. (a)	18
300	Ultratech, Inc. (a)	5

		261

	Semiconductors — 0.16%
508	Actel Corp. (a)	7
1,800	Advanced Analogic Technologies, Inc. (a)	6
726	ANADIGICS, Inc. (a)	3
161	CEVA, Inc. (a)	2
892	DSP Group, Inc. (a)	6
1,633	Exar Corp. (a)	11
246	GSI Technology, Inc. (a)	1
3,100	Integrated Device Technology, Inc. (a)	15
243	IXYS Corp. (a)	2
2,200	Kopin Corp. (a)	7
2,500	Microsemi Corp. (a)	37
1,219	Microtune, Inc. (a)	3
654	OmniVision Technologies, Inc. (a)	14
1,320	Pericom Semiconductor Corp. (a)	13
1,305	Sigma Designs, Inc. (a)	13
1,052	Silicon Image, Inc. (a)	4
663	Standard Microsystems Corp. (a)	15
3,240	Trident Microsystems, Inc. (a)	5
2,329	Zoran Corp. (a)	22

		186

	Specialized Consumer Services — 0.06%
526	Mac-Gray Corp.	6
2,604	Regis Corp.	41
3,567	Stewart Enterprises, Inc., Class – A	19

		66

	Specialized Finance — 0.11%
525	Asset Acceptance Capital Corp. (a)	2
600	Asta Funding, Inc.	6
121	California First National Bancorp	1
287	Encore Capital Group, Inc. (a)	6
2,231	Fifth Street Finance Corp.	25
500	Marlin Business Services Corp. (a)	6
847	Medallion Financial Corp.	5
1,387	NewStar Financial, Inc. (a)	9
2,685	PHH Corp. (a)	51
1,046	Primus Guaranty Ltd. (a)	4
500	THL Credit, Inc. (a)	6

		121

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized REITs — 0.69%
2,158	Ashford Hospitality Trust (a)	$16
500	Chatham Lodging Trust (a)	9
300	Chesapeake Lodging Trust (a)	5
2,120	Cogdell Spencer, Inc.	14
7,548	DiamondRock Hospitality Co.	62
2,239	Entertainment Properties Trust	85
4,058	Extra Space Storage, Inc.	56
1,734	FelCor Lodging Trust, Inc. (a)	9
3,077	Healthcare Realty Trust, Inc.	68
5,244	Hersha Hospitality Trust	24
3,422	LaSalle Hotel Properties	70
995	LTC Properties, Inc.	24
5,030	Medical Properties Trust, Inc.	47
698	National Health Investors, Inc.	27
3,612	OMEGA Healthcare Investors, Inc.	72
800	Pebblebrook Hotel Trust (a)	15
839	Potlatch Corp.	30
1,297	Sovran Self Storage, Inc.	45
5,289	Strategic Hotels & Resorts, Inc. (a)	23
4,473	Sunstone Hotel Investors, Inc. (a)	44
4,627	U-Store-It Trust	35
282	Universal Health Realty Income Trust	9

		789

	Specialty Chemicals — 0.31%
1,450	A. Schulman, Inc.	28
471	Arch Chemicals, Inc.	14
2,370	Ferro Corp. (a)	17
2,237	H.B. Fuller Co.	42
300	Kraton Performance Polymers, Inc. (a)	6
1,200	Landec Corp. (a)	7
875	Minerals Technologies, Inc.	42
1,387	OM Group, Inc. (a)	33
1,427	PolyOne Corp. (a)	12
174	Quaker Chemical Corp.	5
655	Rockwood Holdings, Inc. (a)	15
2,395	Sensient Technologies Corp.	62
3,030	W. R. Grace & Co. (a)	64
1,094	Zoltek Cos., Inc. (a)	9

		356

	Specialty Stores — 0.10%
1,900	Barnes & Noble, Inc.	25
364	Books-A-Million, Inc.	2
2,860	Borders Group, Inc. (a)	4
971	Build-A-Bear Workshop, Inc. (a)	7
1,768	Cabela’s, Inc. (a)	25
565	Conn’s, Inc. (a)	3
1,200	MarineMax, Inc. (a)	8
2,641	OfficeMax, Inc. (a)	34

Shares	Security Description	Value (000)
	Specialty Stores (continued)
507	Sally Beauty Holdings, Inc. (a)	$4
520	West Marine, Inc. (a)	6

		118

	Steel — 0.05%
638	A.M. Castle & Co. (a)	9
509	Haynes International, Inc.	16
300	Metals USA Holdings Corp. (a)	5
450	Olympic Steel, Inc.	10
328	Universal Stainless & Alloy Products, Inc. (a)	5
1,185	Worthington Industries, Inc.	15

		60

	Systems Software — 0.02%
1,080	Double-Take Software, Inc. (a)	11
339	SonicWALL, Inc. (a)	4
1,400	TeleCommunication Systems, Inc., Class – A (a)	6

		21

	Technology Distributors — 0.10%
756	Agilysys, Inc.	5
898	Electro Rent Corp.	12
1,848	Insight Enterprises, Inc. (a)	24
524	PC Connection, Inc. (a)	3
600	Richardson Electronics Ltd.	5
1,204	ScanSource, Inc. (a)	30
1,111	SYNNEX Corp. (a)	29

		108

	Textiles — 0.01%
2,247	Unifi, Inc. (a)	9

	Thrifts & Mortgage Finance — 0.61%
853	Abington Bancorp, Inc.	7
4,003	Astoria Financial Corp.	55
1,915	Bank Mutual Corp.	11
1,109	BankFinancial Corp.	9
1,343	Beneficial Mutual Bancorp, Inc. (a)	13
531	Berkshire Hills Bancorp, Inc.	10
400	BofI Holding, Inc. (a)	6
2,930	Brookline Bancorp, Inc.	26
485	Clifton Savings Bancorp, Inc.	4
829	Danvers Bancorp, Inc.	12
1,074	Dime Community Bancshares	13
326	Doral Financial Corp. (a)	1
516	ESB Financial Corp.	7
741	ESSA Bancorp, Inc.	9
500	Federal Agricultural Mortgage Corp., Class – C	7
606	First Financial Holdings, Inc.	7
2,386	Flagstar Bancorp, Inc. (a)	8
1,421	Flushing Financial Corp.	17

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
346	Fox Chase Bancorp, Inc. (a)	$3
80	Heritage Financial Group	1
865	Home Federal Bancorp, Inc.	11
243	K-Fed Bancorp	2
546	Kearny Financial Corp.	5
563	Meridian Interstate Bancorp, Inc. (a)	6
9,713	MGIC Investment Corp. (a)	67
205	NASB Financial, Inc.	3
5,006	NewAlliance Bancshares, Inc.	56
5,427	Northwest Bancshares, Inc.	62
536	OceanFirst Financial Corp.	7
3,677	Ocwen Financial Corp. (a)	38
1,781	Oritani Financial Corp.	18
2,663	Provident Financial Services, Inc.	31
1,904	Provident New York Bancorp	17
6,076	Radian Group, Inc.	44
489	Rockville Financial, Inc.	6
281	Roma Financial Corp.	3
565	Territorial Bancorp, Inc.	11
6,403	The PMI Group, Inc. (a)	19
3,633	TrustCo Bank Corp.	20
822	United Financial Bancorp, Inc.	11
400	ViewPoint Financial Group	6
406	Waterstone Financial, Inc. (a)	1
1,157	Westfield Financial, Inc.	10
361	WSFS Financial Corp.	13

		693

	Tobacco — 0.07%
4,431	Alliance One International, Inc. (a)	16
1,152	Universal Corp.	46
800	Vector Group Ltd.	13

		75

	Trading Companies & Distributors — 0.14%
869	Aceto Corp.	5
2,112	Aircastle Ltd.	16
1,420	H&E Equipment Services, Inc. (a)	11
1,431	Interline Brands, Inc. (a)	25
601	Kaman Corp.	13
240	Lawson Products, Inc.	4
2,500	RSC Holdings, Inc. (a)	15
1,621	Rush Enterprises, Inc., Class – A (a)	22
606	TAL International Group, Inc.	14
441	Titan Machinery, Inc. (a)	6
2,688	United Rentals, Inc. (a)	25

		156

	Trucking — 0.13%
388	AMERCO, Inc. (a)	21
1,232	Arkansas Best Corp.	26

Shares	Security Description	Value (000)
	Trucking (continued)
243	Celadon Group, Inc. (a)	$3
700	Marten Transport Ltd. (a)	15
189	Old Dominion Freight Line, Inc. (a)	7
300	P.A.M. Transportation Services, Inc. (a)	4
120	Patriot Transportation Holding, Inc. (a)	10
675	Saia, Inc. (a)	10
324	Universal Truckload Services, Inc. (a)	4
421	USA Truck, Inc. (a)	7
1,933	Werner Enterprises, Inc.	42

		149

	Water Utilities — 0.11%
876	American States Water Co.	29
365	Artesian Resources Corp., Class – A	7
935	California Water Service Group	33
285	Connecticut Water Service, Inc.	6
566	Consolidated Water Co. Ltd.	6
687	Middlesex Water Co.	11
524	SJW Corp.	12
1,008	Southwest Water Co.	11
404	The York Water Co.	6

		121

	Wireless Telecommunication Services — 0.02%
2,400	FiberTower Corp. (a)	11
522	USA Mobility, Inc.	7

		18

	Total SSgA Funds Management, Inc.	22,000

	Sterling Johnston Capital Management, L.P. — 17.28%
	Aerospace & Defense — 0.78%
10,900	DigitalGlobe, Inc. (a)	286
5,730	HEICO Corp.	206
5,880	Triumph Group, Inc.	392

		884

	Apparel Retail — 1.10%
14,273	AnnTaylor Stores Corp. (a)	232
27,200	bebe Stores, Inc.	174
14,600	Brown Shoe Co., Inc.	222
5,867	Collective Brands, Inc. (a)	93
4,150	The Children’s Place Retail Stores, Inc. (a)	183
14,591	The Dress Barn, Inc. (a)	347

		1,251

	Apparel, Accessories & Luxury Goods — 0.15%
4,750	The Warnaco Group, Inc. (a)	172

	Application Software — 1.23%
6,345	Blackboard, Inc. (a)	237
48,591	Compuware Corp. (a)	388
7,329	JDA Software Group, Inc. (a)	161
9,000	Longtop Financial Technologies Ltd. – Sponsored ADR (a)	292

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Application Software (continued)
15,263	SuccessFactors, Inc. (a)	$317

		1,395

	Auto Parts & Equipment — 0.12%
18,491	American Axle & Manufacturing Holdings, Inc. (a)	135

	Communications Equipment — 0.63%
17,450	Finisar Corp. (a)	260
12,888	Riverbed Technology, Inc. (a)	356
52,200	UTStarcom, Inc. (a)	96

		712

	Construction & Farm Machinery & Heavy Trucks — 0.14%
1,800	NACCO Industries, Inc., Class – A	160

	Data Processing & Outsourced Services — 0.12%
12,850	hiSoft Technology International Ltd. – ADR (a)	134

	Department Stores — 0.20%
29,700	Saks, Inc. (a)	225

	Diversified Metals & Mining — 0.34%
15,908	RTI International Metals, Inc. (a)	383

	Electrical Components & Equipment — 0.85%
8,000	Baldor Electric Co.	288
14,269	EnerSys (a)	305
25,372	GrafTech International Ltd. (a)	371

		964

	Electronic Manufacturing Services — 0.21%
41,500	Smart Modular Technologies (WWH), Inc. (a)	243

	Footwear — 0.33%
10,650	Crocs, Inc. (a)	112
8,275	Steven Madden Ltd. (a)	261

		373

	General Merchandise Stores — 0.17%
17,200	Fred’s, Inc., Class – A	190

	Health Care Equipment — 1.22%
15,100	Abaxis, Inc. (a)	324
5,500	DexCom, Inc. (a)	63
13,050	Natus Medical, Inc. (a)	213
10,225	SonoSite, Inc. (a)	277
25,450	Syneron Medical Ltd. (a)	262
9,150	Zoll Medical Corp. (a)	248

		1,387

	Health Care Facilities — 0.26%
16,450	Hanger Orthopedic Group, Inc. (a)	295

Shares	Security Description	Value (000)
	Health Care Services — 0.34%
12,900	Bio-Reference Laboratories, Inc. (a)	$286
2,840	Catalyst Health Solutions, Inc. (a)	98

		384

	Home Entertainment Software — 0.16%
26,300	Giant Interactive Group, Inc. – ADR	181

	Homefurnishing Retail — 0.15%
10,244	Aaron’s, Inc.	175

	Industrial Machinery — 0.74%
14,650	Barnes Group, Inc.	240
11,750	Kennametal, Inc.	299
5,366	Nordson Corp.	301

		840

	Internet Retail — 0.31%
14,592	Shutterfly, Inc. (a)	350

	Internet Software & Services — 0.65%
13,750	Ancestry.com, Inc. (a)	242
22,300	Ixia (a)	191
3,700	LoopNet, Inc. (a)	46
24,201	ValueClick, Inc. (a)	259

		738

	Marine Ports & Services — 0.12%
6,600	Aegean Marine Petroleum Network, Inc.	132

	Oil & Gas Equipment & Services — 0.50%
4,600	CARBO Ceramics, Inc.	332
16,613	Complete Production Services, Inc. (a)	238

		570

	Oil & Gas Exploration & Production — 0.63%
7,600	Oasis Petroleum, Inc. (a)	110
23,915	Resolute Energy Corp. (a)	293
15,750	Rosetta Resources, Inc. (a)	312

		715

	Packaged Foods & Meats — 0.37%
6,550	American Italian Pasta Co., Class – A (a)	346
4,800	Synutra International, Inc. (a)	78

		424

	Pharmaceuticals — 1.19%
14,077	Impax Laboratories, Inc. (a)	268
21,200	MAP Pharmaceuticals, Inc. (a)	278
29,282	Nektar Therapeutics (a)	354
14,200	Questcor Pharmaceuticals, Inc. (a)	145
27,788	ViroPharma, Inc. (a)	312

		1,357

	Real Estate Services — 0.26%
12,213	Altisource Portfolio Solutions SA (a)	302

	Regional Banks — 0.22%
22,050	Umpqua Holdings Corp.	253

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Security & Alarm Services — 0.29%
10,783	GeoEye, Inc. (a)	$336

	Semiconductor Equipment — 0.71%
47,500	Kulicke & Soffa Industries, Inc. (a)	333
18,200	MKS Instruments, Inc. (a)	341
15,800	Verigy Ltd. (a)	137

		811

	Semiconductors — 1.22%
29,413	Cypress Semiconductor Corp. (a)	295
13,100	Mellanox Technologies Ltd. (a)	287
9,650	OmniVision Technologies, Inc. (a)	207
45,363	TriQuint Semiconductor, Inc. (a)	277
14,050	Volterra Semiconductor Corp. (a)	324

		1,390

	Specialized Finance — 0.18%
9,900	Encore Capital Group, Inc. (a)	204

	Specialty Chemicals — 0.19%
25,972	PolyOne Corp. (a)	219

	Specialty Stores — 0.62%
20,300	Conn’s, Inc. (a)	119
7,397	Jo-Ann Stores, Inc. (a)	278
13,050	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	309

		706

	Steel — 0.14%
4,850	Carpenter Technology Corp.	159

	Thrifts & Mortgage Finance — 0.13%
20,700	Radian Group, Inc.	150

	Trading Companies & Distributors — 0.13%
6,800	TAL International Group, Inc.	153

	Trucking — 0.18%
4,780	Dollar Thrifty Automotive Group, Inc. (a)	204

	Total Sterling Johnston Capital Management, L.P.	19,656

	Total Common Stocks	112,575

	Preferred Stocks — 0.04%
	Pzena Investment Management, LLC — 0.04%
	Home Furnishings — 0.04%
606	Sealy Corp.	48

	Total Preferred Stocks	48

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$30	U.S. Treasury Bills, 0.08%, 10/14/10 (c)(d)	$30
10	U.S. Treasury Bills, 0.13%, 8/19/10 (c)(d)	10

	Total U.S. Treasury Obligations	40

	Time Deposits — 0.91%
	Frontier Capital Management Company, LLC — 0.37%
421	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	421

	IronBridge Capital Management LP — 0.12%
135	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	135

	Pzena Investment Management, LLC — 0.28%
319	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	319

	Sterling Johnston Capital Management, L.P. — 0.14%
163	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	163

	Total Time Deposits	1,038

	Mutual Funds — 0.05%
	SSgA Funds Management, Inc. — 0.05%
49,211	Alliance Money Market Fund Prime Portfolio, 0.21% (e)	49
398	Kayne Anderson Energy Development Fund	6

	Total Mutual Funds	55

	Total Investments (cost $113,707) — 100.01%	113,756
	Liabilities in excess of other assets — (0.01)%	(7)

	Net Assets — 100.00%	$113,749

Amounts designated as “-“ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Escrow security due to bankruptcy.

(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(d)	Rate disclosed represents effective yield at purchase.

(e)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

See accompanying notes to financial statements

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Futures

SSGA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
3	Russell 2000 Mini Future	$182	Sep-10	$(11)

	Net Unrealized Appreciation/(Depreciation)			$(11)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 98.26%
	Frontier Capital Management Company, LLC — 19.44%
	Aerospace & Defense — 0.43%
5,916	Goodrich Corp.	$392
11,587	Orbital Sciences Corp. (a)	183
30,403	Taser International, Inc. (a)	118

		693

	Air Freight & Logistics — 0.18%
9,748	Hub Group, Inc., Class – A (a)	293

	Airlines — 0.21%
2,200	Alaska Air Group, Inc. (a)	99
6,700	AMR Corp. (a)	45
21,300	JetBlue Airways Corp. (a)	117
3,600	UAL Corp. (a)	74

		335

	Alternative Carriers — 0.19%
47,928	Premiere Global Services, Inc. (a)	304

	Apparel Retail — 0.25%
40,735	Chico’s FAS, Inc.	402

	Application Software — 0.65%
23,952	Amdocs Ltd. (a)	643
6,910	Manhattan Associates, Inc. (a)	190
10,800	Sonic Solutions (a)	90
16,345	TiVo, Inc. (a)	121

		1,044

	Asset Management & Custody Banks — 0.16%
11,993	Waddell & Reed Financial, Inc., Class – A	262

	Auto Parts & Equipment — 0.32%
5,604	Autoliv, Inc. (a)	268
6,252	Gentex Corp.	112
4,375	WABCO Holdings, Inc. (a)	138

		518

	Biotechnology — 0.18%
9,043	BioMarin Pharmaceutical, Inc. (a)	171
26,727	Nanosphere, Inc. (a)	117

		288

	Coal & Consumable Fuels — 0.21%
6,748	CONSOL Energy, Inc.	228
4,153	Massey Energy Co.	113

		341

	Communications Equipment — 0.50%
5,394	ADTRAN, Inc.	147
8,350	Anaren, Inc. (a)	125
24,256	Arris Group, Inc. (a)	247
5,483	Ciena Corp. (a)	69
6,296	CommScope, Inc. (a)	150

Shares	Security Description	Value (000)
	Communications Equipment (continued)
13,606	Harmonic, Inc. (a)	$74

		812

	Computer Hardware — 0.28%
19,588	Avid Technology, Inc. (a)	249
7,500	Diebold, Inc.	205

		454

	Computer Storage & Peripherals — 0.32%
7,354	Seagate Technology (a)	96
13,896	Western Digital Corp. (a)	419

		515

	Construction & Engineering — 0.61%
15,288	Chicago Bridge & Iron Co. NV (a)	287
5,855	Fluor Corp.	249
8,606	Foster Wheeler AG (a)	181
3,920	Jacobs Engineering Group, Inc. (a)	143
6,135	Quanta Services, Inc. (a)	127

		987

	Construction & Farm Machinery & Heavy Trucks — 0.17%
5,511	Navistar International Corp. (a)	271

	Consumer Electronics — 0.18%
9,634	Harman International Industries, Inc. (a)	288

	Data Processing & Outsourced Services — 0.07%
3,133	Global Payments, Inc.	115

	Distributors — 0.05%
4,436	LKQ Corp. (a)	86

	Diversified Chemicals — 0.33%
13,145	Cabot Corp.	317
3,803	FMC Corp.	218

		535

	Diversified Metals & Mining — 0.14%
5,171	Brush Engineered Materials, Inc. (a)	103
5,329	RTI International Metals, Inc. (a)	129

		232

	Diversified Support Services — 0.06%
5,310	Ritchie Bros. Auctioneers, Inc.	97

	Electrical Components & Equipment — 0.58%
6,284	A.O. Smith Corp.	303
16,377	Belden, Inc.	360
2,087	Franklin Electric Co., Inc.	60
3,796	Hubbell, Inc., Class – B	151
1,941	Thomas & Betts Corp. (a)	67

		941

	Electronic Components — 0.54%
9,159	DTS, Inc. (a)	301

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Electronic Components (continued)
20,562	Rogers Corp. (a)	$571

		872

	Electronic Equipment & Instruments — 0.27%
7,957	Cognex Corp.	140
3,696	Itron, Inc. (a)	229
2,600	OSI Systems, Inc. (a)	72

		441

	Electronic Manufacturing Services — 0.27%
47,195	Flextronics International Ltd. (a)	264
12,975	Jabil Circuit, Inc.	173

		437

	Environmental & Facilities Services — 0.38%
5,126	Clean Harbors, Inc. (a)	340
9,412	Republic Services, Inc., Class – A	280

		620

	General Merchandise Stores — 0.19%
7,232	Dollar Tree, Inc. (a)	301

	Health Care Equipment — 1.05%
4,800	Beckman Coulter, Inc.	289
53,761	DexCom, Inc. (a)	622
39,413	Insulet Corp. (a)	593
18,084	Syneron Medical Ltd. (a)	186

		1,690

	Health Care Facilities — 0.21%
11,100	Brookdale Senior Living, Inc. (a)	167
6,800	VCA Antech, Inc. (a)	168

		335

	Health Care Services — 0.32%
7,227	Catalyst Health Solutions, Inc. (a)	249
4,960	Mednax, Inc. (a)	276

		525

	Health Care Supplies — 0.43%
17,667	The Cooper Cos., Inc.	703

	Health Care Technology — 0.16%
10,000	athenahealth, Inc. (a)	261

	Industrial Conglomerates — 0.08%
3,675	Carlisle Cos., Inc.	133

	Industrial Machinery — 0.54%
15,202	Albany International Corp., Class – A	246
5,588	Kadant, Inc. (a)	98
7,612	Kaydon Corp.	250
5,625	Pall Corp.	193

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
2,432	Pentair, Inc.	$78

		865

	Insurance Brokers — 0.18%
9,789	Willis Group Holdings PLC	294

	Integrated Oil & Gas — 0.13%
4,837	Interoil Corp. (a)	215

	Internet Software & Services — 0.39%
27,034	Cognet Communications Group, Inc. (a)	205
5,180	comScore, Inc. (a)	85
1,700	Constant Contact, Inc. (a)	36
1,800	Equinix, Inc. (a)	146
6,400	QuinStreet, Inc. (a)	74
3,000	VeriSign, Inc. (a)	80

		626

	Investment Banking & Brokerage — 0.32%
18,781	GFI Group, Inc.	105
3,941	Lazard Ltd., Class – A	105
4,499	optionsXpress Holdings, Inc. (a)	71
9,738	Raymond James Financial, Inc.	240

		521

	IT Consulting & Other Services — 0.03%
13,171	Ness Technologies, Inc. (a)	57

	Life Sciences Tools & Services — 0.73%
9,950	ICON PLC – ADR (a)	288
12,152	Illumina, Inc. (a)	529
6,143	Pharmaceutical Product Development, Inc.	156
11,043	QIAGEN NV (a)	212

		1,185

	Marine — 0.07%
2,923	Kirby Corp. (a)	112

	Metal & Glass Containers — 0.58%
37,541	Crown Holdings, Inc. (a)	940

	Mortgage REITs — 0.41%
26,948	Annaly Capital Management, Inc.	462
56,250	Chimera Investment Corp.	203

		665

	Movies & Entertainment — 0.03%
3,976	Cinemark Holdings, Inc.	52

	Oil & Gas Drilling — 0.14%
7,230	Noble Corp.	224

	Oil & Gas Equipment & Services — 0.35%
1,701	Core Laboratories NV	251
7,191	Dril-Quip, Inc. (a)	317

		568

	Oil & Gas Exploration & Production — 0.38%
6,593	Cabot Oil & Gas Corp., Class – A	206

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Oil & Gas Exploration & Production (continued)
5,504	Continental Resources, Inc. (a)	$246
10,800	Denbury Resources, Inc. (a)	158

		610

	Oil & Gas Refining & Marketing — 0.28%
15,119	Rex Energy Corp. (a)	153
11,633	World Fuel Services Corp.	302

		455

	Packaged Foods & Meats — 0.07%
7,341	Smithfield Foods, Inc. (a)	109

	Paper Packaging — 0.11%
8,097	Packaging Corp. of America	178

	Paper Products — 0.10%
8,569	Neenah Paper, Inc.	157

	Personal Products — 0.04%
2,586	Nu Skin Enterprises, Inc., Class – A	65

	Pharmaceuticals — 0.10%
2,851	Perrigo Co.	168

	Precious Metals & Minerals — 0.06%
17,419	Hecla Mining Co. (a)	91

	Property & Casualty Insurance — 0.23%
13,851	W.R. Berkley Corp.	367

	Railroads — 0.14%
6,088	Kansas City Southern Industries, Inc. (a)	221

	Regional Banks — 0.28%
94,764	CapitalSource, Inc.	451

	Reinsurance — 0.17%
3,814	Everest Re Group Ltd.	270

	Restaurants — 0.06%
4,316	The Cheesecake Factory, Inc. (a)	96

	Semiconductor Equipment — 0.41%
11,894	ATMI, Inc. (a)	174
6,353	Cabot Microelectronics Corp. (a)	220
9,136	Cymer, Inc. (a)	274

		668

	Semiconductors — 1.78%
14,944	Actel Corp. (a)	192
11,944	Altera Corp.	296
10,596	Fairchild Semiconductor International, Inc. (a)	89
34,449	Integrated Device Technology, Inc. (a)	171
15,128	International Rectifier Corp. (a)	282
14,852	Maxim Integrated Products, Inc.	248
12,266	Microsemi Corp. (a)	179

Shares	Security Description	Value (000)
	Semiconductors (continued)
4,730	Monolithic Power Systems, Inc. (a)	$85
11,465	National Semiconductor Corp.	154
23,716	PMC-Sierra, Inc. (a)	178
1,300	Power Integrations, Inc.	42
4,853	Silicon Laboratories, Inc. (a)	197
45,166	Skyworks Solutions, Inc. (a)	758

		2,871

	Specialized Consumer Services — 0.14%
10,151	Sotheby’s	232

	Specialty Chemicals — 0.22%
9,002	Albemarle Corp.	358

	Specialty Stores — 0.06%
1,606	Tractor Supply Co.	98

	Systems Software — 0.10%
4,084	Rovi Corp. (a)	155

	Trading Companies & Distributors — 0.22%
6,212	Watsco, Inc.	360

	Trucking — 0.15%
6,267	Landstar System, Inc.	244

	Wireless Telecommunication Services — 0.47%
24,596	MetroPCS Communications, Inc. (a)	201
11,227	NII Holdings, Inc., Class – B (a)	365
5,600	SBA Communications Corp., Class – A (a)	191

		757

	Total Frontier Capital Management Company, LLC	31,436

	IronBridge Capital Management LP — 23.45%
	Aerospace & Defense — 0.81%
7,538	Esterline Technologies Corp. (a)	358
11,757	Moog, Inc., Class – A (a)	379
17,115	Orbital Sciences Corp. (a)	270
4,642	Triumph Group, Inc.	309

		1,316

	Agricultural Products — 0.28%
15,149	Corn Products International, Inc.	459

	Apparel Retail — 0.24%
11,762	The Buckle, Inc.	381

	Application Software — 0.63%
5,328	Blackboard, Inc. (a)	199
9,764	Informatica Corp. (a)	233
12,683	Jack Henry & Associates, Inc.	303
18,400	Parametric Technology Corp. (a)	288

		1,023

	Asset Management & Custody Banks — 0.12%
9,098	Waddell & Reed Financial, Inc., Class – A	199

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Biotechnology — 0.56%
12,286	Cepheid, Inc. (a)	$197
10,424	Isis Pharmaceuticals, Inc. (a)	100
12,157	Martek Biosciences Corp. (a)	288
11,221	Metabolix, Inc. (a)	160
4,404	Myriad Genetics, Inc. (a)	66
4,400	Onyx Pharmaceuticals, Inc. (a)	95

		906

	Building Products — 0.31%
21,663	Apogee Enterprises, Inc.	235
8,807	Universal Forest Products, Inc.	267

		502

	Casinos & Gaming — 0.21%
8,684	WMS Industries, Inc. (a)	341

	Commodity Chemicals — 0.18%
14,398	Methanex Corp.	283

	Communications Equipment — 0.44%
7,316	Polycom, Inc. (a)	218
7,685	Riverbed Technology, Inc. (a)	212
21,791	Tekelec (a)	289

		719

	Computer Storage & Peripherals — 0.30%
17,528	Synaptics, Inc. (a)	482

	Construction & Engineering — 0.36%
12,369	Insituform Technologies, Inc., Class – A (a)	253
34,885	MasTec, Inc. (a)	328

		581

	Construction & Farm Machinery & Heavy Trucks — 0.19%
11,209	Astec Industries, Inc. (a)	311

	Consumer Electronics — 0.09%
8,489	Universal Electronics, Inc. (a)	141

	Diversified Chemicals — 0.42%
10,627	Cabot Corp.	256
7,267	FMC Corp.	418

		674

	Education Services — 0.31%
4,190	American Public Education, Inc. (a)	183
1,497	Strayer Education, Inc.	311

		494

	Electric Utilities — 0.39%
20,771	Avista Corp.	406
4,102	ITC Holdings Corp.	217

		623

Shares	Security Description	Value (000)
	Electrical Components & Equipment — 0.72%
6,316	American Superconductor Corp. (a)	$168
34,177	GrafTech International Ltd. (a)	500
14,426	Thomas & Betts Corp. (a)	501

		1,169

	Electronic Equipment & Instruments — 0.76%
7,283	FLIR Systems, Inc. (a)	212
3,019	Itron, Inc. (a)	187
19,938	National Instruments Corp.	633
9,752	Rofin-Sinar Technologies, Inc. (a)	203

		1,235

	Electronic Manufacturing Services — 0.29%
31,517	Celestica, Inc. (a)	254
7,797	Trimble Navigation Ltd. (a)	218

		472

	Environmental & Facilities Services — 0.17%
13,828	Tetra Tech, Inc. (a)	271

	Footwear — 0.36%
2,512	Deckers Outdoor Corp. (a)	359
8,510	Wolverine World Wide, Inc.	215

		574

	Gas Utilities — 0.54%
10,986	AGL Resources, Inc.	394
18,765	UGI Corp.	477

		871

	General Merchandise Stores — 0.50%
15,500	Big Lots, Inc. (a)	498
28,677	Fred’s, Inc., Class – A	317

		815

	Health Care Distributors — 0.61%
5,110	MWI Veterinary Supply, Inc. (a)	257
25,966	Owens & Minor, Inc.	737

		994

	Health Care Equipment — 0.67%
6,820	Gen-Probe, Inc. (a)	310
3,840	IDEXX Laboratories, Inc. (a)	234
6,070	Sirona Dental Systems, Inc. (a)	211
12,297	Zoll Medical Corp. (a)	333

		1,088

	Health Care Facilities — 0.18%
9,310	LifePoint Hospitals, Inc. (a)	292

	Health Care Technology — 0.24%
5,048	Cerner Corp. (a)	383

	Homebuilding — 0.16%
24,193	KB Home	266

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Household Appliances — 0.13%
5,154	Snap-on, Inc.	$211

	Housewares & Specialties — 0.24%
9,726	Tupperware Brands Corp.	388

	Hypermarkets & Super Centers — 0.24%
10,600	BJ’s Wholesale Club, Inc. (a)	392

	Industrial Machinery — 0.52%
6,823	IDEX Corp.	195
7,449	Kaydon Corp.	245
4,116	Lincoln Electric Holdings, Inc.	210
2,680	Valmont Industries, Inc.	194

		844

	Internet Retail — 0.16%
2,347	Netflix, Inc. (a)	255

	Investment Banking & Brokerage — 0.60%
17,684	Jefferies Group, Inc.	373
21,987	Knight Capital Group, Inc., Class – A (a)	303
6,728	Stifel Financial Corp. (a)	292

		968

	Leisure Products — 0.18%
25,017	Callaway Golf Co.	151
34,346	Leapfrog Enterprises, Inc. (a)	138

		289

	Life Sciences Tools & Services — 0.92%
31,616	Bruker Corp. (a)	385
2,967	Dionex Corp. (a)	221
20,184	Exelixis, Inc. (a)	70
11,256	Illumina, Inc. (a)	490
20,178	Luminex Corp. (a)	327

		1,493

	Marine — 0.31%
16,945	Alexander & Baldwin, Inc.	505

	Metal & Glass Containers — 0.40%
16,962	AptarGroup, Inc.	642

	Mortgage REITs — 0.17%
19,020	Redwood Trust, Inc.	278

	Multi-line Insurance — 0.27%
15,689	American Financial Group, Inc.	429

	Multi-Sector Holdings — 0.09%
5,010	PICO Holdings, Inc. (a)	150

	Multi-Utilities — 0.34%
19,212	Black Hills Corp.	547

	Office REITs — 0.59%
5,175	Alexandria Real Estate Equities, Inc.	328

Shares	Security Description	Value (000)
	Office REITs (continued)
16,356	Corporate Office Properties	$618

		946

	Oil & Gas Drilling — 0.41%
10,020	Atwood Oceanics, Inc. (a)	255
10,194	Unit Corp. (a)	414

		669

	Oil & Gas Equipment & Services — 0.37%
13,040	Superior Energy Services, Inc. (a)	244
28,863	Tesco Corp. (a)	354

		598

	Oil & Gas Exploration & Production — 0.25%
14,816	Swift Energy Co. (a)	399

	Oil & Gas Storage & Transportation — 0.24%
17,514	Southern Union Co.	383

	Paper Products — 0.07%
15,861	Wausau Paper Corp. (a)	107

	Property & Casualty Insurance — 0.96%
2,830	Alleghany Corp. (a)	830
12,011	Argo Group International Holdings Ltd.	368
33,040	MBIA, Inc. (a)	185
19,071	Stewart Information Services Corp.	172

		1,555

	Regional Banks — 1.36%
14,823	Columbia Banking System, Inc.	271
11,034	Cullen/Frost Bankers, Inc.	567
26,036	First Midwest Bancorp, Inc.	317
7,406	IBERIABANK Corp.	381
49,267	National Penn Bancshares, Inc.	296
21,924	TCF Financial Corp.	364

		2,196

	Residential REITs — 0.36%
11,210	Mid-America Apartment Communities, Inc.	577

	Semiconductor Equipment — 0.13%
7,062	Varian Semiconductor Equipment Associates, Inc. (a)	202

	Semiconductors — 0.89%
44,747	Cypress Semiconductor Corp. (a)	449
17,742	Semtech Corp. (a)	290
23,136	Skyworks Solutions, Inc. (a)	389
13,610	Standard Microsystems Corp. (a)	317

		1,445

	Specialized Finance — 0.12%
17,263	Fifth Street Finance Corp.	190

	Specialized REITs — 0.20%
9,051	Potlatch Corp.	323

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Specialty Chemicals — 0.48%
6,316	Arch Chemicals, Inc.	$194
4,815	Lubrizol Corp.	387
4,211	Minerals Technologies, Inc.	200

		781

	Specialty Stores — 0.45%
12,006	Tractor Supply Co.	732

	Steel — 0.20%
9,648	Carpenter Technology Corp.	317

	Systems Software — 0.29%
9,847	Progress Software Corp. (a)	296
41,999	TeleCommunication Systems, Inc., Class – A (a)	174

		470

	Technology Distributors — 0.18%
11,366	ScanSource, Inc. (a)	283

	Thrifts & Mortgage Finance — 0.17%
24,093	Provident Financial Services, Inc.	282

	Trading Companies & Distributors — 0.12%
7,582	GATX Corp.	202

	Total IronBridge Capital Management LP	37,913

	Pzena Investment Management, LLC — 18.57%
	Advertising — 0.70%
108,632	Harte-Hanks, Inc.	1,135

	Aerospace & Defense — 0.19%
10,800	Curtiss-Wright Corp.	314

	Apparel, Accessories & Luxury Goods — 0.55%
55,700	Jones Apparel Group, Inc.	883

	Building Products — 0.43%
53,700	Griffon Corp. (a)	594
1,175	NCI Building Systems, Inc. (a)	10
4,600	Trex Co., Inc. (a)	92

		696

	Communications Equipment — 0.40%
22,700	Plantronics, Inc.	649

	Computer & Electronics Retail — 0.28%
22,400	Rent-A-Center, Inc. (a)	454

	Construction & Engineering — 0.11%
18,400	Pike Electric Corp. (a)	173

	Data Processing & Outsourced Services — 0.36%
39,500	Heartland Payment Systems, Inc.	586

	Diversified Support Services — 0.84%
38,425	ATC Technology Corp. (a)	619

Shares	Security Description	Value (000)
	Diversified Support Services (continued)
41,800	Viad Corp.	$738

		1,357

	Electric Utilities — 0.42%
36,600	Portland General Electric Co.	671

	Electrical Components & Equipment — 0.45%
28,900	Brady Corp., Class – A	720

	Electronic Equipment & Instruments — 0.54%
30,000	MTS Systems Corp.	870

	Health Care Equipment — 0.39%
34,000	CONMED Corp. (a)	633

	Health Care Services — 0.42%
12,200	MEDNAX, Inc. (a)	679

	Health Care Supplies — 0.51%
43,600	Immucor, Inc. (a)	831

	Home Furnishings — 0.50%
303,825	Sealy Corp. (a)	811

	Industrial Machinery — 1.29%
67,100	Blount International, Inc. (a)	689
30,425	CIRCOR International, Inc.	778
22,200	Graco, Inc.	626

		2,093

	Insurance Brokers — 0.54%
36,125	Arthur J. Gallagher & Co.	881

	Life & Health Insurance — 1.65%
92,857	American Equity Investment Life Holding Co.	958
85,600	CNO Financial Group, Inc. (a)	424
35,100	Delphi Financial Group, Inc., Class – A	857
4,485	FBL Financial Group, Inc., Class – A	94
15,700	Primerica, Inc. (a)	337

		2,670

	Multi-Utilities — 0.49%
70,400	PNM Resources, Inc.	787

	Office Services & Supplies — 0.39%
71,488	American Reprographics Co. (a)	624

	Property & Casualty Insurance — 0.86%
33,427	Argo Group International Holdings Ltd.	1,022
48,872	United America Indemnity Ltd., Class – A (a)	360

		1,382

	Publishing — 0.48%
24,700	Valassis Communications, Inc. (a)	784

	Real Estate Operating Companies — 0.42%
54,900	MI Developments, Inc., Class – A	671

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Regional Banks — 1.83%
15,461	Chemical Financial Corp.	$337
103,827	Nara Bancorp, Inc. (a)	875
124,000	National Penn Bancshares, Inc.	745
49,374	Popular, Inc. (a)	133
48,500	Webster Financial Corp.	870

		2,960

	Semiconductors — 1.06%
45,800	Diodes, Inc. (a)	727
102,891	Zoran Corp. (a)	981

		1,708

	Specialized Consumer Services — 0.27%
28,000	Regis Corp.	436

	Specialized Finance — 0.53%
45,100	PHH Corp. (a)	859

	Specialized REITs — 0.54%
106,700	DiamondRock Hospitality Co.	877

	Technology Distributors — 0.73%
41,215	Insight Enterprises, Inc. (a)	542
17,700	Tech Data Corp. (a)	631

		1,173

	Thrifts & Mortgage Finance — 0.40%
18,000	WSFS Financial Corp.	647

	Total Pzena Investment Management, LLC	30,014

	SSgA Funds Management, Inc. — 19.20%
	Aerospace & Defense — 0.46%
2,698	AAR Corp. (a)	45
500	Applied Signal Technology, Inc.	10
945	Argon ST, Inc. (a)	32
132	Astronics Corp. (a)	2
1,713	Ceradyne, Inc. (a)	37
600	Cubic Corp.	22
3,142	Curtiss-Wright Corp.	91
654	Ducommun, Inc.	11
986	DynCorp International, Inc., Class – A (a)	17
2,083	Esterline Technologies Corp. (a)	99
3,800	GenCorp, Inc. (a)	17
100	Global Defense Technology & Systems, Inc. (a)	1
926	Herley Industries, Inc. (a)	13
1,200	Hexcel Corp. (a)	19
1,100	Kratos Defense & Security Solutions, Inc. (a)	12
990	Ladish Co., Inc. (a)	22
645	LMI Aerospace, Inc. (a)	10
3,125	Moog, Inc., Class – A (a)	101

Shares	Security Description	Value (000)
	Aerospace & Defense (continued)
2,300	Orbital Sciences Corp. (a)	$36
1,857	Teledyne Technologies, Inc. (a)	72
1,142	Triumph Group, Inc.	76

		745

	Agricultural Products — 0.04%
113	Alico, Inc.	3
1,500	Darling International, Inc. (a)	11
2,617	Fresh Del Monte Produce, Inc. (a)	53
211	Griffin Land & Nurseries, Inc.	5

		72

	Air Freight & Logistics — 0.06%
3,721	Air Transport Services Group, Inc. (a)	18
1,748	Atlas Air Worldwide Holdings, Inc. (a)	83
210	Dynamex, Inc. (a)	2

		103

	Airlines — 0.26%
9,300	Airtran Holdings, Inc. (a)	45
2,369	Alaska Air Group, Inc. (a)	106
2,700	Hawaiian Holdings, Inc. (a)	14
16,649	JetBlue Airways Corp. (a)	91
1,300	Pinnacle Airlines Corp. (a)	7
1,890	Republic Airways Holdings, Inc. (a)	12
3,644	SkyWest, Inc.	45
11,103	US Airways Group, Inc. (a)	96

		416

	Alternative Carriers — 0.05%
791	Global Crossing Ltd. (a)	8
4,800	Globalstar, Inc. (a)	7
2,300	Iridium Communications, Inc. (a)	23
2,800	PAETEC Holding Corp. (a)	10
4,160	Premiere Global Services, Inc. (a)	26
4,200	Vonage Holdings Corp. (a)	10

		84

	Aluminum — 0.05%
4,434	Century Aluminum Co. (a)	39
967	Kaiser Aluminum Corp.	34

		73

	Apparel Retail — 0.20%
1,800	bebe stores, Inc.	12
974	Brown Shoe Co., Inc.	15
7,252	Charming Shoppes, Inc. (a)	27
1,040	Christopher & Banks Corp.	6
1,396	Collective Brands, Inc. (a)	22
1,501	Genesco, Inc. (a)	39
1,740	Hot Topic, Inc.	9
1,498	New York & Co., Inc. (a)	3
4,415	Pacific Sunwear of California, Inc. (a)	14
613	Shoe Carnival, Inc. (a)	13

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Apparel Retail (continued)
2,479	Stage Stores, Inc.	$26
1,133	Stein Mart, Inc. (a)	7
146	The Buckle, Inc.	5
200	The Children’s Place Retail Stores, Inc. (a)	9
280	The Dress Barn, Inc. (a)	7
2,484	The Finish Line, Inc., Class – A	35
3,665	The Men’s Wearhouse, Inc.	67
501	The Talbots, Inc. (a)	5
1,900	Wet Seal, Inc. (a)	7

		328

	Apparel, Accessories & Luxury Goods — 0.15%
2,000	American Apparel, Inc. (a)	4
786	Columbia Sportswear Co.	37
400	Delta Apparel, Inc. (a)	6
5,970	Jones Apparel Group, Inc.	94
569	Kenneth Cole Productions, Inc., Class – A (a)	6
1,154	Movado Group, Inc. (a)	12
602	Perry Ellis International, Inc. (a)	12
8,562	Quiksilver, Inc. (a)	32
993	UniFirst Corp.	44

		247

	Application Software — 0.14%
6,800	CDC Corp., Class – A (a)	14
66	Deltek, Inc. (a)	1
1,249	Epicor Software Corp. (a)	10
2,100	EPIQ Systems, Inc. (a)	27
278	ePlus, Inc. (a)	5
3,181	Fair Isaac Corp.	69
2,358	JDA Software Group, Inc. (a)	52
4,210	Mentor Graphics Corp. (a)	37
381	Quest Software, Inc. (a)	7
2,252	Symyx Technologies, Inc. (a)	11

		233

	Asset Management & Custody Banks — 0.36%
23,405	American Capital Ltd. (a)	113
13,405	Apollo Investment Corp.	125
500	Arlington Asset Investment Corp., Class – A	9
137	Artio Global Investors, Inc.	2
3,938	BlackRock Kelso Capital Corp.	39
1,236	Calamos Asset Management, Inc., Class – A	11
212	Capital Southwest Corp.	19
203	Cohen & Steers, Inc.	4
132	Epoch Holding Corp.	2
212	GAMCO Investors, Inc., Class – A	8
1,433	Gladstone Capital Corp.	16

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
1,273	Gladstone Investment Corp.	$7
500	Golub Capital BDC LLC	7
1,983	Harris & Harris Group, Inc. (a)	8
2,484	Hercules Technology Growth Capital, Inc.	23
822	Main Street Capital Corp.	12
5,261	MCG Capital Corp.	25
1,462	MVC Capital, Inc.	19
1,508	NGP Capital Resources Co.	11
1,948	PennantPark Investment Corp.	19
1,457	Penson Worldwide, Inc. (a)	8
4,359	Prospect Capital Corp.	42
1,277	Safeguard Scientifics, Inc. (a)	14
300	Solar Capital Ltd.	6
1,605	TICC Capital Corp.	14
787	Triangle Capital Corp.	11
22	Virtus Investment Partners, Inc. (a)	—
13	Westwood Holdings Group, Inc.	—

		574

	Auto Parts & Equipment — 0.06%
687	Dana Holding Corp. (a)	7
789	Drew Industries, Inc. (a)	16
3,921	Exide Technologies (a)	20
3,111	Modine Manufacturing Co. (a)	24
2,189	Spartan Motors, Inc.	9
1,064	Standard Motor Products, Inc.	9
1,230	Superior Industries International, Inc.	16

		101

	Automotive Retail — 0.07%
291	America’s Car-Mart, Inc. (a)	7
1,357	Group 1 Automotive, Inc. (a)	32
1,371	Lithia Motors, Inc., Class – A	8
1,900	Penske Automotive Group, Inc. (a)	22
2,277	Sonic Automotive, Inc., Class – A (a)	20
3,657	The Pep Boys - Manny, Moe & Jack	32

		121

	Biotechnology — 0.12%
4,700	Alkermes, Inc. (a)	58
5,190	Celera Corp. (a)	34
642	Enzo Biochem, Inc. (a)	3
1,300	Enzon Pharmaceuticals, Inc. (a)	14
714	Infinity Pharmaceuticals, Inc. (a)	4
8,996	Lexicon Pharmaceuticals, Inc. (a)	11
2,317	Martek Biosciences Corp. (a)	55
1,981	Maxygen, Inc. (a)	11
489	Progenics Pharmaceuticals, Inc. (a)	3

		193

	Broadcasting — 0.03%
557	Crown Media Holdings, Inc., Class – A (a)	1
1,200	Cumulus Media, Inc., Class – A (a)	3

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Broadcasting (continued)
424	Fisher Communications, Inc. (a)	$7
3,300	Gray Television, Inc. (a)	8
1,538	LIN TV Corp., Class – A (a)	8
600	Nexstar Broadcasting Group, Inc., Class – A (a)	3
2,200	Radio One, Inc., Class – D (a)	3
2,871	Sinclair Broadcast Group, Inc., Class – A (a)	17

		50

	Building Products — 0.14%
651	American Woodmark Corp.	11
649	Ameron International Corp.	39
1,742	Apogee Enterprises, Inc.	19
2,624	Builders FirstSource, Inc. (a)	6
2,108	Gibraltar Industries, Inc. (a)	21
2,855	Griffon Corp. (a)	32
1,171	Insteel Industries, Inc.	14
2,089	Quanex Building Products Corp.	36
212	Simpson Manufacturing Co., Inc.	5
1,330	Universal Forest Products, Inc.	41

		224

	Cable & Satellite — 0.02%
182	Knology, Inc. (a)	2
2,763	Mediacom Communications Corp., Class – A (a)	18
982	Outdoor Channel Holdings, Inc. (a)	5

		25

	Casinos & Gaming — 0.08%
3,700	Boyd Gaming Corp. (a)	31
650	Churchill Downs, Inc.	21
1,000	Isle of Capri Casinos, Inc. (a)	9
445	Monarch Casino & Resort, Inc. (a)	5
1,481	Multimedia Games, Inc. (a)	7
3,907	Pinnacle Entertainment, Inc. (a)	37
2,200	Scientific Games Corp., Class – A (a)	20

		130

	Catalog Retail — 0.00%
1,207	Gaiam, Inc., Class – A	7

	Coal & Consumable Fuels — 0.09%
9,052	International Coal Group, Inc. (a)	35
400	James River Coal Co. (a)	6
5,384	Patriot Coal Corp. (a)	63
7,451	USEC, Inc. (a)	36

		140

	Commercial Printing — 0.04%
739	Bowne & Co., Inc.	8

Shares	Security Description	Value (000)
	Commercial Printing (continued)
667	Courier Corp.	$8
240	Deluxe Corp.	5
1,405	Ennis, Inc.	21
643	M & F Worldwide Corp. (a)	17
666	Multi-Color Corp.	7

		66

	Commodity Chemicals — 0.06%
2,300	Georgia Gulf Corp. (a)	31
66	Hawkins, Inc.	2
1,083	Innophos Holdings, Inc.	28
66	NL Industries, Inc.	—
1,148	Spartech Corp. (a)	12
500	TPC Group, Inc. (a)	8
1,282	Westlake Chemical Corp.	24

		105

	Communications Equipment — 0.33%
954	ADC Telecommunications, Inc. (a)	7
932	Anaren, Inc. (a)	14
7,033	Arris Group, Inc. (a)	72
3,743	Aviat Networks, Inc. (a)	14
656	Bel Fuse, Inc., Class – B	11
1,800	BigBand Networks, Inc. (a)	5
1,142	Black Box Corp.	32
1,200	Comtech Telecommunications Corp. (a)	36
1,153	Digi International, Inc. (a)	10
1,012	EMS Technologies, Inc. (a)	15
5,590	Emulex Corp. (a)	51
4,468	Extreme Networks, Inc. (a)	12
1,507	Globecomm Systems, Inc. (a)	12
5,297	Harmonic, Inc. (a)	29
200	Hughes Communications, Inc. (a)	5
500	Infinera Corp. (a)	3
923	Oplink Communications, Inc. (a)	13
1,764	Opnext, Inc. (a)	3
1,265	PC-Tel, Inc. (a)	6
8,755	Powerwave Technologies, Inc. (a)	14
892	SeaChange International, Inc. (a)	7
2,499	Sonus Networks, Inc. (a)	7
1,162	Sycamore Networks, Inc.	19
2,927	Symmetricom, Inc. (a)	15
4,132	Tekelec (a)	55
7,804	UTStarcom, Inc. (a)	14
1,500	ViaSat, Inc. (a)	49

		530

	Computer & Electronics Retail — 0.06%
4,524	Rent-A-Center, Inc. (a)	92
455	REX American Resources Corp. (a)	7
174	Systemax, Inc.	3

		102

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Hardware — 0.03%
2,030	Avid Technology, Inc. (a)	$26
1,413	Cray, Inc. (a)	8
1,786	Silicon Graphics International Corp. (a)	12

		46

	Computer Storage & Peripherals — 0.07%
5,614	ADPT Corp. (a)	16
2,829	Electronics for Imaging, Inc. (a)	28
1,600	Hutchinson Technology, Inc. (a)	7
1,827	Imation Corp. (a)	17
1,400	Intermec, Inc. (a)	14
937	Intevac, Inc. (a)	10
1,900	Novatel Wireless, Inc. (a)	11
599	Rimage Corp. (a)	9

		112

	Construction & Engineering — 0.24%
400	Argan, Inc. (a)	4
2,460	Dycom Industries, Inc. (a)	21
4,529	EMCOR Group, Inc. (a)	105
923	Furmanite Corp. (a)	4
2,452	Granite Construction, Inc.	58
2,610	Great Lakes Dredge & Dock Co.	16
382	Insituform Technologies, Inc., Class – A (a)	8
1,268	Layne Christensen Co. (a)	31
3,671	MasTec, Inc. (a)	34
500	Michael Baker Corp. (a)	17
1,200	MYR Group, Inc. (a)	20
615	Northwest Pipe Co. (a)	12
1,099	Pike Electric Corp. (a)	10
1,200	Primoris Services Corp.	7
985	Sterling Construction Co., Inc. (a)	13
1,714	Tutor Perini Corp. (a)	28

		388

	Construction & Farm Machinery & Heavy Trucks — 0.14%
493	Alamo Group, Inc.	11
593	American Railcar Industries, Inc. (a)	7
1,355	Astec Industries, Inc. (a)	37
621	Cascade Corp.	22
1,700	Commercial Vehicle Group, Inc. (a)	17
800	Douglas Dynamics, Inc. (a)	9
3,913	Federal Signal Corp.	24
802	FreightCar America, Inc.	18
566	Miller Industries, Inc.	8
75	NACCO Industries, Inc., Class – A	7
1,326	The Greenbrier Cos., Inc. (a)	15
2,068	Titan International, Inc.	21
634	Twin Disc, Inc.	7

Shares	Security Description	Value (000)
	Construction & Farm Machinery & Heavy Trucks (continued)
4,100	Wabash National Corp. (a)	$29

		232

	Construction Materials — 0.03%
4,070	Headwaters, Inc. (a)	11
1,511	Texas Industries, Inc.	45

		56

	Consumer Electronics — 0.01%
578	Universal Electronics, Inc. (a)	10

	Consumer Finance — 0.08%
3,359	Advance America Cash Advance Centers, Inc.	14
1,400	Cash America International, Inc.	48
452	CompuCredit Holdings Corp.	2
200	Ezcorp, Inc., Class – A (a)	4
1,629	Nelnet, Inc., Class – A	31
4,213	The First Marblehead Corp. (a)	10
300	The Student Loan Corp.	7
523	World Acceptance Corp. (a)	20

		136

	Data Processing & Outsourced Services — 0.05%
1,259	CSG Systems International, Inc. (a)	23
3,403	Euronet Worldwide, Inc. (a)	43
276	Global Cash Access Holdings, Inc. (a)	2
489	infoGROUP, Inc. (a)	4
914	MoneyGram International, Inc. (a)	2
637	Online Resources Corp. (a)	3

		77

	Department Stores — 0.09%
500	Bon-Ton Stores, Inc. (a)	5
3,175	Dillard’s, Inc., Class – A	68
9,367	Saks, Inc. (a)	71

		144

	Distillers & Vintners — 0.00%
600	MGP Ingredients, Inc. (a)	4

	Distributors — 0.02%
1,220	Audiovox Corp., Class – A (a)	9
683	Core-Mark Holding Co., Inc. (a)	19

		28

	Diversified Banks — 0.02%
1,713	Banco Latinoamericano de Comercio Exterior SA, Class – E	21
600	Encore Bancshares, Inc. (a)	6

		27

	Diversified Capital Markets — 0.01%
500	HFF, Inc., Class – A (a)	4

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Capital Markets (continued)
996	JMP Group, Inc.	$6

		10

	Diversified Chemicals — 0.02%
2,231	Olin Corp.	40

	Diversified Metals & Mining — 0.11%
1,324	Brush Engineered Materials, Inc. (a)	26
2,787	Horsehead Holding Corp. (a)	21
1,794	RTI International Metals, Inc. (a)	43
8,600	Thompson Creek Metals Co., Inc. (a)	75
1,800	U.S. Energy Corp. (a)	9

		174

	Diversified Real Estate Activities — 0.01%
361	Consolidated-Tomoka Land Co.	10
600	Tejon Ranch Co. (a)	14

		24

	Diversified REITs — 0.24%
3,666	CapLease, Inc.	17
4,799	Colonial Properties Trust	70
6,217	Cousins Properties, Inc.	42
1,000	Excel Trust, Inc. (a)	12
435	Gladstone Commercial Corp.	7
5,145	Investors Real Estate Trust	45
600	One Liberty Properties, Inc.	9
1,047	PS Business Parks, Inc.	58
2,900	Retail Opportunity Investments Corp.	28
3,097	Washington Real Estate Investment Trust	86
1,078	Winthrop Realty Trust, Inc.	14

		388

	Diversified Support Services — 0.09%
858	ATC Technology Corp. (a)	14
2,515	Comfort Systems USA, Inc.	24
1,199	G&K Services, Inc., Class – A	25
942	McGrath Rentcorp	21
2,461	Mobile Mini, Inc. (a)	40
104	Schawk, Inc.	2
1,188	Viad Corp.	21

		147

	Drug Retail — 0.02%
35,500	Rite Aid Corp. (a)	35

	Electric Utilities — 0.51%
2,110	ALLETE, Inc.	72
3,796	Avista Corp.	74
806	Central Vermont Public Service Corp.	16
4,208	Cleco Corp.	111
2,922	El Paso Electric Co. (a)	56
3,266	IDACORP, Inc.	109

Shares	Security Description	Value (000)
	Electric Utilities (continued)
1,600	MGE Energy, Inc.	$58
2,308	Otter Tail Corp.	45
5,156	Portland General Electric Co.	94
2,785	The Empire District Electric Co.	52
2,023	UIL Holdings Corp.	51
2,476	Unisource Energy Corp.	75
653	Unitil Corp.	14

		827

	Electrical Components & Equipment — 0.15%
124	A.O. Smith Corp.	6
1,400	Advanced Battery Technologies, Inc. (a)	4
206	Baldor Electric Co.	7
3,413	Brady Corp., Class – A	85
1,253	Encore Wire Corp.	23
2,455	Energy Conversion Devices, Inc. (a)	10
2,418	EnerSys (a)	52
13,301	Evergreen Solar, Inc. (a)	9
94	Franklin Electric Co., Inc.	3
700	Generac Holdings, Inc. (a)	10
1,100	Hoku Corp. (a)	4
210	LaBarge, Inc. (a)	2
1,418	LSI Industries, Inc.	7
600	Powell Industries, Inc. (a)	16
100	Preformed Line Products Co.	3

		241

	Electronic Components — 0.03%
414	CPI International, Inc. (a)	7
197	Littelfuse, Inc. (a)	6
754	Rogers Corp. (a)	21
573	Spectrum Control, Inc. (a)	8

		42

	Electronic Equipment & Instruments — 0.19%
311	Analogic Corp.	14
955	Anixter International, Inc. (a)	41
1,673	Checkpoint Systems, Inc. (a)	29
2,700	Cogent, Inc. (a)	24
596	Cognex Corp.	11
516	Coherent, Inc. (a)	18
1,844	Daktronics, Inc.	14
544	Dawson Geophysical Co. (a)	12
1,864	Electro Scientific Industries, Inc. (a)	25
1,700	Gerber Scientific, Inc. (a)	9
360	ICx Technologies, Inc. (a)	3
5,302	L-1 Identity Solutions, Inc. (a)	43
1,111	Methode Electronics, Inc.	11
1,788	Newport Corp. (a)	16
265	OSI Systems, Inc. (a)	7
1,107	Rofin-Sinar Technologies, Inc. (a)	23
1,964	X-Rite, Inc. (a)	7

		307

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electronic Manufacturing Services — 0.11%
3,959	Benchmark Electronics, Inc. (a)	$63
1,673	CTS Corp.	15
993	Measurement Specialties, Inc. (a)	14
1,560	Mercury Computer Systems, Inc. (a)	18
545	Park Electrochemical Corp.	13
400	RadiSys Corp. (a)	4
1,490	SMART Modular Technologies (WWH), Inc. (a)	9
4,230	TTM Technologies, Inc. (a)	40
1,078	Zygo Corp. (a)	9

		185

	Environmental & Facilities Services — 0.09%
2,588	ABM Industries, Inc.	55
6,113	EnergySolutions, Inc.	31
1,276	Fuel Tech, Inc. (a)	8
2,254	Metalico, Inc. (a)	9
1,166	Team, Inc. (a)	15
1,888	Waste Services, Inc. (a)	22

		140

	Fertilizers & Agricultural Chemicals — 0.01%
1,259	American Vanguard Corp.	10

	Food Distributors — 0.03%
789	Nash Finch Co.	27
1,362	Spartan Stores, Inc.	19

		46

	Food Retail — 0.17%
2,180	Casey’s General Stores, Inc.	76
868	Ingles Markets, Inc., Class – A	13
1,420	Ruddick Corp.	44
489	Susser Holdings Corp. (a)	6
1,268	The Andersons, Inc.	41
2,783	The Great Atlantic & Pacific Tea Co., Inc. (a)	11
1,356	The Pantry, Inc. (a)	19
200	Village Super Market, Inc., Class – A	5
720	Weis Markets, Inc.	24
3,654	Winn-Dixie Stores, Inc. (a)	35

		274

	Footwear — 0.06%
4,956	Iconix Brand Group, Inc. (a)	71
649	K-Swiss, Inc., Class – A (a)	7
888	The Timberland Co., Class – A (a)	15
300	Weyco Group, Inc.	7

		100

	Forest Products — 0.04%
8,779	Louisiana-Pacific Corp. (a)	59

Shares	Security Description	Value (000)
	Gas Utilities — 0.49%
632	Chesapeake Utilities Corp.	$20
2,867	New Jersey Resources Corp.	101
3,157	Nicor, Inc.	128
1,848	Northwest Natural Gas Co.	80
4,980	Piedmont Natural Gas Co., Inc.	126
1,720	South Jersey Industries, Inc.	74
3,109	Southwest Gas Corp.	92
1,526	The Laclede Group, Inc.	51
3,476	WGL Holdings, Inc.	118

		790

	General Merchandise Stores — 0.03%
423	99 Cents Only Stores (a)	6
2,713	Fred’s, Inc., Class – A	30
1,960	Tuesday Morning Corp. (a)	8

		44

	Health Care Distributors — 0.03%
580	Chindex International, Inc. (a)	7
811	Owens & Minor, Inc.	23
1,300	Pharmerica Corp. (a)	19

		49

	Health Care Equipment — 0.15%
800	Alphatec Holdings, Inc. (a)	4
1,725	AngioDynamics, Inc. (a)	25
877	Cantel Medical Corp.	15
1,946	CONMED Corp. (a)	36
1,798	CryoLife, Inc. (a)	10
715	Cutera, Inc. (a)	6
600	Dynavox, Inc., Class – A (a)	10
389	Greatbatch, Inc. (a)	9
1,919	Invacare Corp.	40
359	Palomar Medical Technologies, Inc. (a)	4
2,900	Solta Medical, Inc. (a)	5
200	STERIS Corp.	6
500	SurModics, Inc. (a)	8
2,464	Symmetry Medical, Inc. (a)	26
1,900	Syneron Medical Ltd. (a)	19
1,816	TomoTherapy, Inc. (a)	6
1,000	Wright Medical Group, Inc. (a)	17
131	Young Innovations, Inc.	4

		250

	Health Care Facilities — 0.15%
2,061	AmSurg Corp. (a)	37
685	Assisted Living Concepts, Inc., Class – A (a)	20
1,696	Capital Senior Living Corp. (a)	8
2,200	Five Star Quality Care, Inc. (a)	7
902	Hanger Orthopedic Group, Inc. (a)	16
400	HealthSouth Corp. (a)	7
2,563	Kindred Healthcare, Inc. (a)	33

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Facilities (continued)
1,118	MedCath Corp. (a)	$9
599	National Healthcare Corp.	21
1,052	Psychiatric Solutions, Inc. (a)	34
3,464	Select Medical Holdings Corp. (a)	24
1,134	Skilled Healthcare Group, Inc., Class – A (a)	8
2,886	Sun Healthcare Group, Inc. (a)	23

		247

	Health Care Services — 0.11%
2,812	Allied Healthcare International, Inc. (a)	6
1,060	American Dental Partners, Inc. (a)	13
1,300	AMN Healthcare Services, Inc. (a)	10
700	BioScrip Inc. (a)	4
1,200	Cardionet Inc. (a)	7
294	Continucare Corp. (a)	1
1,899	Cross Country Healthcare, Inc. (a)	17
1,340	Gentiva Health Services, Inc. (a)	36
2,162	Healthways, Inc. (a)	26
157	Odyssey HealthCare, Inc. (a)	4
1,392	RehabCare Group, Inc. (a)	30
1,757	Res-Care, Inc. (a)	17

		171

	Health Care Supplies — 0.03%
567	Cynosure, Inc. (a)	6
600	ICU Medical, Inc. (a)	19
1,012	Medical Action Industries, Inc. (a)	12
2,602	RTI Biologics, Inc. (a)	8

		45

	Health Care Technology — 0.00%
345	Vital Images, Inc. (a)	4

	Heavy Electrical Equipment — 0.01%
4,800	Broadwind Energy, Inc. (a)	13

	Home Entertainment Software — 0.03%
4,416	Take-Two Interactive Software, Inc. (a)	40
2,875	THQ, Inc. (a)	12

		52

	Home Furnishings — 0.05%
1,072	Ethan Allen Interiors, Inc.	15
2,755	Furniture Brands International, Inc. (a)	14
722	Hooker Furniture Corp.	8
700	Kid Brands, Inc. (a)	5
3,389	La-Z-Boy, Inc. (a)	25
2,583	Sealy Corp. (a)	7

		74

	Homebuilding — 0.11%
5,183	Beazer Homes USA, Inc. (a)	19

Shares	Security Description	Value (000)
	Homebuilding (continued)
714	Brookfield Homes Corp. (a)	$5
346	Cavco Industries, Inc. (a)	12
3,550	Hovnanian Enterprises, Inc., Class – A (a)	13
995	M/I Homes, Inc. (a)	10
2,103	Meritage Homes Corp. (a)	34
498	Skyline Corp.	9
7,040	Standard Pacific Corp. (a)	23
2,854	The Ryland Group, Inc.	45

		170

	Homefurnishing Retail — 0.01%
1,206	Haverty Furniture Cos., Inc.	15
600	Select Comfort Corp. (a)	5

		20

	Hotels, Resorts & Cruise Lines — 0.08%
1,069	Bluegreen Corp. (a)	3
2,413	Gaylord Entertainment Co. (a)	53
562	Morgans Hotel Group Co. (a)	4
6,050	Orient-Express Hotels Ltd., Class – A (a)	45
992	Red Lion Hotels Corp. (a)	6
1,272	The Marcus Corp.	12

		123

	Household Appliances — 0.03%
1,995	Helen of Troy Ltd. (a)	44

	Household Products — 0.05%
400	Cellu Tissue Holdings, Inc. (a)	3
3,687	Central Garden & Pet Co., Class – A (a)	33
310	Oil-Dri Corp. of America	7
1,300	Spectrum Brands Holdings, Inc. (a)	33
58	WD-40 Co.	2

		78

	Housewares & Specialties — 0.05%
2,519	American Greetings Corp., Class – A	47
357	Blyth, Inc.	12
550	CSS Industries, Inc.	9
600	Lifetime Brands, Inc. (a)	9

		77

	Human Resource & Employment Services — 0.09%
164	Barrett Business Services, Inc.	2
716	CDI Corp.	11
426	GP Strategies Corp. (a)	3
1,093	Heidrick & Struggles International, Inc.	25
1,426	Kelly Services, Inc., Class – A (a)	21
2,968	Korn/Ferry International (a)	41
2,162	On Assignment, Inc. (a)	11
3,225	SFN Group, Inc. (a)	18
1,094	TrueBlue, Inc. (a)	12
117	Volt Information Sciences, Inc. (a)	1

		145

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Independent Power Producers & Energy Traders — 0.02%
7,100	Dynegy, Inc. (a)	$27

	Industrial Conglomerates — 0.07%
2,243	Kimball International, Inc., Class – B	12
1,100	Libbey, Inc. (a)	14
23	Seaboard Corp.	35
798	Standex International Corp.	20
1,582	Tredegar Corp.	26
145	United Capital Corp. (a)	4

		111

	Industrial Machinery — 0.29%
1,639	Albany International Corp., Class – A	26
492	Ampco-Pittsburgh Corp.	10
407	Barnes Group, Inc.	7
1,342	Briggs & Stratton Corp.	23
1,978	Chart Industries, Inc. (a)	31
1,099	CIRCOR International, Inc.	28
226	CLARCOR, Inc.	8
1,225	Columbus McKinnon Corp. (a)	17
500	Dynamic Materials Corp.	8
776	ENPRO Industries, Inc. (a)	22
1,800	ESCO Technologies, Inc.	46
410	Flow International Corp. (a)	1
4,800	Force Protection, Inc. (a)	20
618	Kadant, Inc. (a)	11
702	L.B. Foster Co., Class – A (a)	18
1,200	Lydall, Inc. (a)	9
923	Met-Pro Corp.	10
2,218	Mueller Industries, Inc.	55
717	Mueller Water Products, Inc., Class – A	3
278	Portec Rail Products, Inc.	3
1,835	Robbins & Myers, Inc.	40
1,245	Tecumseh Products Co., Class – A (a)	14
600	Thermadyne Holdings Corp. (a)	6
1,821	Watts Water Technologies, Inc., Class – A	52

		468

	Industrial REITs — 0.14%
14,519	DCT Industrial Trust, Inc.	66
1,801	DuPont Fabros Technology, Inc.	44
988	EastGroup Properties, Inc.	35
4,312	First Industrial Realty Trust, Inc. (a)	21
2,468	First Potomac Realty Trust	35
1,482	Monmouth Real Estate Investment Corp., Class – A	11
500	Terreno Realty Corp. (a)	9

		221

Shares	Security Description	Value (000)
	Insurance Brokers — 0.02%
2,670	National Financial Partners Corp. (a)	$26

	Integrated Telecommunication Services — 0.05%
24	Atlantic Tele-Network, Inc.	1
10,705	Cincinnati Bell, Inc. (a)	32
426	Consolidated Communications Holdings, Inc.	7
3,246	General Communication, Inc., Class – A (a)	25
1,000	IDT Corp., Class – B (a)	13

		78

	Internet Retail — 0.00%
1,649	1-800-FLOWERS.COM, Inc., Class – A (a)	3

	Internet Software & Services — 0.21%
400	DealerTrack Holdings, Inc. (a)	7
2,390	Digital River, Inc. (a)	57
912	DivX, Inc. (a)	7
7,455	EarthLink, Inc.	59
59	Global Sources Ltd. (a)	—
2,202	InfoSpace, Inc. (a)	16
3,503	Internap Network Services Corp. (a)	15
1,480	Internet Brands, Inc., Class – A (a)	15
2,342	Internet Capital Group, Inc. (a)	18
978	j2 Global Communications, Inc. (a)	21
489	Keynote Systems, Inc.	4
706	Marchex, Inc., Class – B	3
2,841	ModusLink Global Solutions, Inc. (a)	17
485	Perficient, Inc. (a)	4
5,729	RealNetworks, Inc. (a)	19
3,600	S1 Corp. (a)	22
362	TechTarget, Inc. (a)	2
1,000	The Knot, Inc. (a)	8
4,694	United Online, Inc.	27
1,200	ValueClick, Inc. (a)	13
422	VASCO Data Security International, Inc. (a)	3

		337

	Investment Banking & Brokerage — 0.22%
2,446	Cowen Group, Inc., Class – A (a)	10
102	Evercore Partners, Inc., Class – A	3
3,672	FBR Capital Markets Corp. (a)	12
1,900	GFI Group, Inc.	11
2,700	Gleacher & Co., Inc. (a)	7
888	International Assets Holding Corp. (a)	14
3,000	Investment Technology Group, Inc. (a)	48
809	KBW, Inc. (a)	18
6,547	Knight Capital Group, Inc., Class – A (a)	90
2,400	LaBranche & Co., Inc. (a)	10
5,968	MF Global Holdings Ltd. (a)	34
639	Oppenheimer Holdings, Inc., Class – A	15
1,262	Piper Jaffray Cos., Inc. (a)	41
1,468	Sanders Morris Harris Group, Inc.	8

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Investment Banking & Brokerage (continued)
100	Stifel Financial Corp. (a)	$4
1,794	SWS Group, Inc.	17
1,122	Thomas Weisel Partners Group, Inc. (a)	7
1,648	TradeStation Group, Inc. (a)	11

		360

	IT Consulting & Other Services — 0.14%
1,951	CACI International, Inc., Class – A (a)	83
4,567	CIBER, Inc. (a)	13
428	Computer Task Group, Inc. (a)	3
977	Integral Systems, Inc. (a)	6
111	ManTech International Corp., Class – A (a)	5
2,710	SRA International, Inc., Class – A (a)	53
1,473	The Hackett Group, Inc. (a)	4
634	Tier Technologies, Inc., Class – B (a)	4
2,581	Unisys Corp. (a)	48
278	Virtusa Corp. (a)	2

		221

	Leisure Facilities — 0.07%
317	Life Time Fitness, Inc. (a)	10
886	Speedway Motorsports, Inc.	12
2,535	Vail Resorts, Inc. (a)	89

		111

	Leisure Products — 0.06%
800	Arctic Cat, Inc. (a)	7
4,263	Callaway Golf Co.	26
1,839	JAKKS Pacific, Inc. (a)	27
300	Johnson Outdoors, Inc., Class – A (a)	3
343	Leapfrog Enterprises, Inc. (a)	1
1,388	RC2 Corp. (a)	22
491	Sport Supply Group, Inc.	7
477	Steinway Musical Instruments, Inc. (a)	9

		102

	Life & Health Insurance — 0.20%
3,859	American Equity Investment Life Holding Co.	40
2,536	Citizens, Inc. (a)	17
14,023	CNO Financial Group, Inc. (a)	69
3,283	Delphi Financial Group, Inc., Class – A	80
945	FBL Financial Group, Inc., Class – A	20
290	Kansas City Life Insurance Co.	9
159	National Western Life Insurance Co., Class – A	24
1,306	Presidential Life Corp.	12
1,700	Primerica, Inc. (a)	36
7,034	The Phoenix Cos., Inc. (a)	15

		322

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 0.04%
4,402	Affymetrix, Inc. (a)	$26
1,608	Albany Molecular Research, Inc. (a)	8
2,044	Cambrex Corp. (a)	7
3,500	Exelixis, Inc. (a)	12
811	Kendle International, Inc. (a)	9

		62

	Managed Health Care — 0.28%
3,100	AMERIGROUP Corp. (a)	101
3,393	Centene Corp. (a)	73
3,999	HealthSpring, Inc. (a)	62
2,267	Magellan Health Services, Inc. (a)	82
406	Molina Heathcare, Inc. (a)	12
1,269	Triple-S Management Corp., Class – B (a)	24
2,247	Universal American Corp. (a)	32
2,955	WellCare Health Plans, Inc. (a)	70

		456

	Marine — 0.14%
596	American Commercial Lines, Inc. (a)	13
1,100	Baltic Trading Ltd. (a)	13
3,715	Eagle Bulk Shipping, Inc. (a)	16
2,700	Excel Maritime Carriers Ltd. (a)	14
1,712	Genco Shipping & Trading Ltd. (a)	26
1,985	Horizon Lines, Inc., Class – A	8
363	International Shipholding Corp.	8
1,800	Overseas Shipholding Group, Inc.	67
3,099	Ship Finance International Ltd.	55
1,633	Ultrapetrol Bahamas Ltd. (a)	7

		227

	Marine Ports & Services — 0.00%
415	CAI International, Inc. (a)	5

	Metal & Glass Containers — 0.05%
206	AEP Industries, Inc. (a)	5
1,100	Graham Packaging Co., Inc. (a)	13
2,134	Myers Industries, Inc.	17
1,884	Silgan Holdings, Inc.	54

		89

	Mortgage REITs — 0.46%
2,226	American Capital Agency Corp.	59
8,236	Anworth Mortgage Asset Corp.	59
591	Apollo Commercial Real Estate Finance, Inc.	10
4,596	Capstead Mortgage Corp.	51
874	Colony Financial, Inc.	15
827	CreXus Investment Corp.	10
1,058	Cypress Sharpridge Investments, Inc.	13
847	Dynex Capital, Inc.	8
2,511	Hatteras Financial Corp.	70
1,771	Invesco Mortgage Capital, Inc.	35
6,157	iStar Financial, Inc. (a)	27

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Mortgage REITs (continued)
19,278	MFA Financial, Inc.	$143
4,300	Newcastle Investment Corp. (a)	12
4,540	NorthStar Realty Finance Corp.	12
1,177	Pennymac Mortgage Investment Trust (a)	19
4,886	RAIT Financial Trust (a)	9
5,379	Redwood Trust, Inc.	79
2,991	Resource Capital Corp.	17
3,322	Starwood Property Trust, Inc.	56
1,800	Two Harbors Investment Corp.	15
1,800	Walter Investment Management Corp.	29

		748

	Movies & Entertainment — 0.14%
959	Ascent Media Corp., Class – A (a)	24
145	Carmike Cinemas, Inc. (a)	1
3,912	Cinemark Holdings, Inc.	51
3,200	CKX, Inc. (a)	16
1,300	Lions Gate Entertainment Corp. (a)	9
9,711	Live Nation, Inc. (a)	102
490	LodgeNet Interactive Corp. (a)	2
2,100	Warner Music Group Corp. (a)	10
358	World Wrestling Entertainment, Inc., Class – A	6

		221

	Multi-line Insurance — 0.02%
2,568	Horace Mann Educators Corp.	39

	Multi-Sector Holdings — 0.05%
2,052	Compass Diversified Holdings, Inc.	27
1,557	PICO Holdings, Inc. (a)	47

		74

	Multi-Utilities — 0.15%
2,663	Black Hills Corp.	76
1,012	CH Energy Group, Inc.	40
2,535	NorthWestern Corp.	66
6,014	PNM Resources, Inc.	67

		249

	Office REITs — 0.33%
7,781	BioMed Realty Trust, Inc.	125
4,810	Franklin Street Properties Corp.	57
1,441	Government Properties Income Trust	37
4,929	Highwoods Properties, Inc.	137
3,696	Kilroy Realty Corp.	110
6,572	Lexington Realty Trust	39
935	Mission West Properties, Inc.	6
3,300	MPG Office Trust, Inc. (a)	10
1,410	Parkway Properties, Inc.	21

		542

Shares	Security Description	Value (000)
	Office Services & Supplies — 0.10%
3,616	ACCO Brands Corp. (a)	$18
2,146	American Reprographics Co. (a)	19
445	Mine Safety Appliances Co.	11
4,513	Steelcase, Inc., Class – A	35
2,500	Sykes Enterprises, Inc. (a)	36
647	United Stationers, Inc. (a)	35

		154

	Oil & Gas Drilling — 0.06%
6,853	Hercules Offshore, Inc. (a)	17
7,707	Parker Drilling Co. (a)	30
3,761	Pioneer Drilling Co. (a)	21
700	Seahawk Drilling, Inc. (a)	7
777	Union Drilling, Inc. (a)	4
8,528	Vantage Drilling Co. (a)	12

		91

	Oil & Gas Equipment & Services — 0.42%
2,469	Allis-Chalmers Energy, Inc. (a)	5
1,561	Basic Energy Services, Inc. (a)	12
526	Boots & Coots, Inc. (a)	2
2,490	Bristow Group, Inc. (a)	73
6,521	Cal Dive International, Inc. (a)	38
5,375	Complete Production Services, Inc. (a)	77
500	Global Geophysical Services, Inc. (a)	3
6,691	Global Industries Ltd. (a)	30
1,023	Gulf Island Fabrication, Inc.	16
1,565	GulfMark Offshore, Inc., Class – A (a)	41
7,200	Helix Energy Solutions Group, Inc. (a)	78
1,572	Hornbeck Offshore Services, Inc. (a)	23
8,129	Key Energy Services, Inc. (a)	75
1,228	Matrix Service Co. (a)	11
751	Natural Gas Services Group, Inc. (a)	11
5,791	Newpark Resources, Inc. (a)	35
889	PHI, Inc. (a)	13
1,527	Superior Well Services, Inc. (a)	26
877	T-3 Energy Services, Inc. (a)	24
2,100	Tesco Corp. (a)	26
4,669	TETRA Technologies, Inc. (a)	42
2,700	Willbros Group, Inc. (a)	20

		681

	Oil & Gas Exploration & Production — 0.46%
3,000	Abraxas Petroleum Corp. (a)	8
624	Approach Resources, Inc. (a)	4
3,086	ATP Oil & Gas Corp. (a)	33
3,571	Berry Petroleum Co., Class – A	92
3,161	Bill Barrett Corp. (a)	97
5,077	BPZ Resources, Inc. (a)	21
28	Clayton Williams Energy, Inc. (a)	1
1,716	Cloud Peak Energy, Inc. (a)	23
236	Contango Oil & Gas Co. (a)	11
12,778	Delta Petroleum Corp. (a)	11

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Exploration & Production (continued)
2,000	Energy Partners Ltd. (a)	$24
3,000	Gastar Exploration Ltd. (a)	11
861	GeoResources, Inc. (a)	12
2,160	GMX Resources, Inc. (a)	14
1,636	Goodrich Petroleum Corp. (a)	20
2,191	Harvest Natural Resources, Inc. (a)	16
1,200	Miller Petroleum, Inc. (a)	7
3,136	Penn Virginia Corp.	63
1,255	Petroleum Development Corp. (a)	32
3,193	Petroquest Energy, Inc. (a)	22
2,400	Resolute Energy Corp. (a)	29
1,407	Rosetta Resources, Inc. (a)	28
2,623	Stone Energy Corp. (a)	29
2,560	Swift Energy Co. (a)	69
3,114	VAALCO Energy, Inc.	18
1,019	Venoco, Inc. (a)	17
2,232	W&T Offshore, Inc.	21
4,135	Warren Resources, Inc. (a)	12

		745

	Oil & Gas Refining & Marketing — 0.07%
561	Alon USA Energy, Inc.	4
2,063	CVR Energy, Inc. (a)	15
589	Delek US Holdings, Inc.	4
1,101	Green Plains Renewable Energy, Inc. (a)	11
1,904	Rex Energy Corp. (a)	19
3,508	Western Refining, Inc. (a)	18
1,800	World Fuel Services Corp.	47

		118

	Oil & Gas Storage & Transportation — 0.13%
2,151	Cheniere Energy, Inc. (a)	6
2,749	Crosstex Energy, Inc. (a)	18
3,313	DHT Maritime, Inc.	13
3,230	General Maritime Corp.	19
2,389	Golar LNG Ltd.	23
1,138	Knightsbridge Tankers Ltd.	20
3,231	Nordic American Tanker Shipping Ltd.	91
1,900	Teekay Tankers Ltd., Class – A	21

		211

	Packaged Foods & Meats — 0.24%
1,113	American Italian Pasta Co., Class – A (a)	59
1,480	B&G Foods, Inc., Class – A	16
2,947	Chiquita Brands International, Inc. (a)	36
2,428	Dole Food Co., Inc. (a)	25
275	Farmer Brothers Co.	4
701	Harbinger Group, Inc. (a)	4
834	Imperial Sugar Co.	8
500	John B. Sanfilippo & Son, Inc. (a)	7
1,900	Pilgrim’s Pride Corp. (a)	13

Shares	Security Description	Value (000)
	Packaged Foods & Meats (continued)
200	Sanderson Farms, Inc.	$10
520	Seneca Foods Corp., Class – A (a)	17
2,371	Smart Balance, Inc. (a)	10
2,858	The Hain Celestial Group, Inc. (a)	58
200	Tootsie Roll Industries, Inc.	5
2,386	TreeHouse Foods, Inc. (a)	109

		381

	Paper Packaging — 0.08%
4,791	Boise, Inc. (a)	26
7,299	Graphic Packaging Holding Co. (a)	23
1,747	Rock-Tenn Co., Class – A	87

		136

	Paper Products — 0.08%
2,536	Buckeye Technologies, Inc. (a)	25
221	Clearwater Paper Corp. (a)	12
2,663	KapStone Paper & Packaging Corp. (a)	30
480	Neenah Paper, Inc.	9
3,019	P.H. Glatfelter Co.	33
2,885	Wausau Paper Corp. (a)	19

		128

	Personal Products — 0.04%
1,608	Elizabeth Arden, Inc. (a)	23
555	Nutraceutical International Corp. (a)	8
2,916	Prestige Brands Holdings, Inc. (a)	21
358	Revlon, Inc., Class – A (a)	4
774	Schiff Nutrition International, Inc.	6

		62

	Pharmaceuticals — 0.16%
1,512	BMP Sunstone Corp. (a)	8
485	Caraco Pharmaceutical Laboratories, Inc. (a)	2
500	Cornerstone Therapeutics, Inc. (a)	3
2,300	Cypress Bioscience, Inc. (a)	5
51	Hi-Tech Pharmacal Co., Inc. (a)	1
500	Impax Laboratories, Inc. (a)	10
4,178	Medicis Pharmaceutical Corp., Class – A	91
2,371	Par Pharmaceutical Cos., Inc. (a)	62
3,618	SuperGen, Inc. (a)	7
1,694	The Medicines Co. (a)	13
5,360	ViroPharma, Inc. (a)	60

		262

	Precious Metals & Minerals — 0.11%
5,732	Coeur d’Alene Mines Corp. (a)	90
16,666	Hecla Mining Co. (a)	87

		177

	Property & Casualty Insurance — 0.58%
19,333	Ambac Financial Group, Inc. (a)	13
486	American Physicians Capital, Inc.	15
386	American Physicians Services Group, Inc.	9

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Property & Casualty Insurance (continued)
566	American Safety Insurance Holdings Ltd. (a)	$9
1,301	Amerisafe, Inc. (a)	23
1,306	AmTrust Financial Services, Inc.	16
2,169	Argo Group International Holdings Ltd.	66
553	Baldwin & Lyons, Inc., Class – B	12
1,137	CNA Surety Corp. (a)	18
831	Donegal Group, Inc., Class – A	10
356	EMC Insurance Group, Inc.	8
2,853	Employers Holdings, Inc.	42
6,700	First American Financial Corp.	85
969	First Mercury Financial Corp.	10
638	FPIC Insurance Group, Inc. (a)	16
636	Hallmark Financial Services, Inc. (a)	6
824	Harleysville Group, Inc.	26
2,486	Hilltop Holdings, Inc. (a)	25
872	Infinity Property & Casualty Corp.	40
3,415	Meadowbrook Insurance Group, Inc.	30
404	National Interstate Corp.	8
357	NYMAGIC, Inc.	7
2,151	PMA Capital Corp., Class – A (a)	14
2,206	ProAssurance Corp. (a)	125
1,269	RLI Corp.	67
892	Safety Insurance Group, Inc.	33
1,471	SeaBright Insurance Holdings, Inc.	14
3,648	Selective Insurance Group, Inc.	54
931	State Auto Financial Corp.	14
1,172	Stewart Information Services Corp.	11
770	The Navigators Group, Inc. (a)	32
1,492	Tower Group, Inc.	32
1,945	United America Indemnity Ltd., Class – A (a)	14
1,418	United Fire & Casualty Co.	28
1,158	Universal Insurance Holdings, Inc.	5

		937

	Publishing — 0.10%
1,200	AH Belo Corp., Class – A (a)	8
3,200	Dex One Corp. (a)	61
2,798	Journal Communications, Inc., Class – A (a)	11
1,200	Media General, Inc., Class – A (a)	12
1,140	PRIMEDIA, Inc.	3
2,092	Scholastic Corp.	50
1,941	The E.W. Scripps Co., Class – A (a)	15

		160

	Railroads — 0.01%
1,554	RailAmerica, Inc. (a)	15

Shares	Security Description	Value (000)
	Real Estate Development — 0.03%
508	Avatar Holdings, Inc. (a)	$10
2,476	Forestar Group, Inc. (a)	44

		54

	Real Estate Operating Companies — 0.00%
2,400	Thomas Properties Group, Inc.	8

	Regional Banks — 2.30%
1,011	1st Source Corp.	17
1,500	1st Unithed Bancorp, Inc. (a)	11
290	Alliance Financial Corp.	8
400	American National Bankshares, Inc.	9
1,474	Ameris Bancorp	14
576	Ames National Corp.	11
577	Arrow Financial Corp.	13
449	BancFirst Corp.	16
278	Bancorp Rhode Island, Inc.	7
380	Bank of Marin Bancorp	12
823	Bank of the Ozarks, Inc.	29
4,309	Boston Private Financial Holdings, Inc.	28
280	Bridge Bancorp, Inc.	7
422	Bryn Mawr Bank Corp.	7
445	Camden National Corp.	12
789	Capital City Bank Group, Inc.	10
2,020	Cardinal Financial Corp.	19
5,378	Cathay General Bancorp	56
2,400	Center Financial Corp. (a)	12
1,483	Centerstate Banks, Inc.	15
278	Century Bancorp, Inc., Class – A	6
1,604	Chemical Financial Corp.	35
796	Citizens & Northern Corp.	8
26,495	Citizens Republic Bancorp, Inc. (a)	22
1,097	City Holding Co.	31
343	CNB Financial Corp.	4
1,939	CoBiz Financial, Inc.	13
2,572	Columbia Banking System, Inc.	47
2,311	Community Bank System, Inc.	51
1,034	Community Trust Bancorp, Inc.	26
6,160	CVB Financial Corp.	58
1,024	Eagle Bancorp, Inc. (a)	12
1,040	Enterprise Financial Services Corp.	10
7,873	F.N.B. Corp.	63
734	Financial Institutions, Inc.	13
983	First Bancorp North Carolina	14
5,313	First Bancorp Puerto Rico (a)	3
637	First Bancorp, Inc. Maine	8
2,987	First Busey Corp.	14
5,661	First Commonwealth Financial Corp.	30
1,034	First Community Bancshares, Inc.	15
3,853	First Financial Bancorp	58
758	First Financial Bankshares, Inc.	36
720	First Financial Corp.	19
900	First Interstate Bancsystem, Inc.	14

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
1,712	First Merchants Corp.	$14
5,060	First Midwest Bancorp, Inc.	62
432	First South Bancorp, Inc.	5
7,447	FirstMerit Corp.	128
739	German American Bancorp, Inc.	11
4,775	Glacier Bancorp, Inc.	70
742	Great Southern Bancorp, Inc.	15
800	Greene Bankshares, Inc. (a)	10
2,012	Hancock Holding Co.	67
3,500	Hanmi Financial Corp. (a)	4
855	Heartland Financial USA, Inc.	15
588	Heritage Financial Corp. (a)	9
601	Home Bancorp, Inc. (a)	8
1,515	Home Bancshares, Inc.	35
1,827	IBERIABANK Corp.	94
1,347	Independent Bank Corp.	33
3,699	International Bancshares Corp.	62
2,842	Investors Bancorp, Inc. (a)	37
1,211	Lakeland Bancorp, Inc.	10
1,000	Lakeland Financial Corp.	20
1,347	MainSource Financial Group, Inc.	10
3,650	MB Financial, Inc.	67
352	Merchants Bancshares, Inc.	8
975	Metro Bancorp, Inc. (a)	12
459	MidSouth Bancorp, Inc.	6
500	MidWestOne Financial Group, Inc.	8
2,590	Nara Bancorp, Inc. (a)	22
477	National Bankshares, Inc.	12
8,294	National Penn Bancshares, Inc.	50
2,226	NBT Bancorp, Inc.	45
1,332	Northfield Bancorp, Inc.	17
5,986	Old National Bancorp	62
600	OmniAmerican Bancorp, Inc. (a)	7
2,133	Oriental Financial Group, Inc.	27
512	Orrstown Financial Services, Inc.	11
1,310	Pacific Continental Corp.	12
2,080	PacWest Bancorp	38
824	Park National Corp.	54
562	Peapack-Gladstone Financial Corp.	7
232	Penns Woods Bancorp, Inc.	7
690	Peoples Bancorp, Inc.	10
2,104	Pinnacle Financial Partners, Inc. (a)	27
221	Porter Bancorp, Inc.	3
3,609	PrivateBancorp, Inc.	40
3,222	Prosperity Bancshares, Inc.	112
1,379	Renasant Corp.	20
634	Republic Bancorp, Inc., Class – A	14
1,711	S&T Bancorp, Inc.	34
681	S.Y. Bancorp, Inc.	16

Shares	Security Description	Value (000)
	Regional Banks (continued)
1,559	Sandy Spring Bancorp, Inc.	$22
343	Santander BanCorp (a)	4
799	SCBT Financial Corp.	28
560	Sierra Bancorp	6
1,145	Simmons First National Corp., Class – A	30
1,119	Southside Bancshares, Inc.	22
1,225	Southwest Bancorp, Inc.	16
1,120	State Bancorp, Inc.	11
1,543	StellarOne Corp.	20
1,723	Sterling Bancorp	15
6,774	Sterling Bancshares, Inc.	32
512	Suffolk Bancorp	16
8,949	Susquehanna Bancshares, Inc.	75
2,880	SVB Financial Group (a)	119
700	Taylor Capital Group, Inc. (a)	9
2,522	Texas Capital Bancshares, Inc. (a)	41
1,344	The Bancorp, Inc. (a)	10
343	The First of Long Island Corp.	9
497	Tompkins Financial Corp.	19
331	Tower Bancorp, Inc.	7
1,443	TowneBank	21
934	TriCo Bancshares	16
4,406	Trustmark Corp.	92
2,140	UMB Financial Corp.	76
7,921	Umpqua Holdings Corp.	91
1,270	Union First Market Bankshares Corp.	16
2,636	United Bankshares, Inc.	63
6,521	United Community Banks, Inc. (a)	26
1,136	Univest Corp. of Pennsylvania	20
1,400	Virginia Commerce Bancorp, Inc. (a)	9
1,012	Washington Banking Co.	13
935	Washington Trust Bancorp, Inc.	16
4,526	Webster Financial Corp.	81
1,499	WesBanco, Inc.	25
891	West Bancorp (a)	6
6,500	West Coast Bancorp	17
1,169	Westamerica Bancorp	61
4,055	Western Alliance Bancorp (a)	29
6,600	Whitney Holding Corp.	61
1,298	Wilshire Bancorp, Inc.	11
2,139	Wintrust Financial Corp.	71

		3,722

	Reinsurance — 0.28%
6,604	Alterra Capital Holdings Ltd.	124
452	Enstar Group Ltd. (a)	30
3,564	Flagstone Reinsurance Holdings SA	39
500	Gerova Financial Group, Ltd. (a)	3
1,879	Greenlight Capital Re Ltd., Class – A (a)	47
3,188	Maiden Holdings Ltd.	21
4,849	Montpelier Re Holdings Ltd.	72

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Reinsurance (continued)
3,150	Platinum Underwriters Holdings Ltd.	$114

		450

	Research and Consulting Services — 0.08%
1,400	CBIZ, Inc. (a)	9
632	CRA International, Inc. (a)	12
1,312	Hill International, Inc. (a)	5
1,000	Huron Consulting Group, Inc. (a)	20
800	ICF International, Inc. (a)	19
1,500	LECG Corp. (a)	4
2,700	Navigant Consulting, Inc. (a)	28
826	School Specialty, Inc. (a)	15
1,200	The Dolan Co. (a)	13
66	VSE Corp.	2

		127

	Residential REITs — 0.24%
3,629	American Campus Communities, Inc.	99
981	Associated Estates Realty Corp.	12
3,643	Education Realty Trust, Inc.	22
556	Equity Lifestyle Properties, Inc.	27
1,796	Home Properties, Inc.	81
797	Mid-America Apartment Communities, Inc.	41
3,336	Post Properties, Inc.	76
1,265	Sun Communities, Inc.	33
490	UMH Properties, Inc.	5

		396

	Restaurants — 0.12%
333	AFC Enterprises, Inc. (a)	3
88	Biglari Holdings, Inc. (a)	25
2,075	Bob Evans Farms, Inc.	51
125	Cracker Barrel Old Country Store, Inc.	6
1,589	Domino’s Pizza, Inc. (a)	18
300	Jack In The Box, Inc. (a)	6
454	Landry’s Restaurants, Inc. (a)	11
594	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4
1,191	O’Charley’s, Inc. (a)	6
291	Papa John’s International, Inc. (a)	7
1,100	Red Robin Gourmet Burgers, Inc. (a)	19
4,296	Ruby Tuesday, Inc. (a)	37

		193

	Retail REITs — 0.38%
2,047	Acadia Realty Trust	34
496	Agree Realty Corp.	12
54	Alexander’s, Inc.	16
9,517	CBL & Associates Properties, Inc.	118
3,724	Cedar Shopping Centers, Inc.	22

Shares	Security Description	Value (000)
	Retail REITs (continued)
2,214	Equity One, Inc.	$35
660	Getty Realty Corp.	15
4,740	Glimcher Realty Trust	28
5,146	Inland Real Estate Corp.	41
3,767	Kite Realty Group Trust	16
5,776	National Retail Properties, Inc.	124
3,781	Pennsylvania Real Estate Investment Trust	46
2,636	Ramco-Gershenson Properties Trust	27
156	Saul Centers, Inc.	6
1,220	Tanger Factory Outlet Centers, Inc.	51
1,331	Urstadt Biddle Properties, Inc., Class – A	21

		612

	Security & Alarm Services — 0.03%
765	Cornell Cos., Inc. (a)	21
500	The Brink’s Co.	9
1,090	The Geo Group, Inc. (a)	23

		53

	Semiconductor Equipment — 0.22%
962	Advanced Energy Industries, Inc. (a)	12
2,057	ATMI, Inc. (a)	30
6,600	Axcelis Technologies, Inc. (a)	10
1,300	AXT, Inc. (a)	6
1,821	Brooks Automation, Inc. (a)	14
1,279	Cabot Microelectronics Corp. (a)	44
1,305	Cohu, Inc.	16
1,556	Cymer, Inc. (a)	47
6,144	Entegris, Inc. (a)	24
1,911	FEI Co. (a)	38
3,412	FormFactor, Inc. (a)	37
1,997	MKS Instruments, Inc. (a)	37
3,701	Photronics, Inc. (a)	17
131	Rudolph Technologies, Inc. (a)	1
1,500	Tessera Technologies,Inc. (a)	24
300	Ultratech, Inc. (a)	5

		362

	Semiconductors — 0.16%
646	Actel Corp. (a)	8
2,400	Advanced Analogic Technologies, Inc. (a)	8
300	Alpha & Omega Semiconductor Ltd. (a)	4
979	ANADIGICS, Inc. (a)	4
212	CEVA, Inc. (a)	3
1,642	DSP Group, Inc. (a)	10
2,135	Exar Corp. (a)	15
399	GSI Technology, Inc. (a)	2
4,300	Integrated Device Technology, Inc. (a)	21
291	IXYS Corp. (a)	3
2,900	Kopin Corp. (a)	10
3,500	Microsemi Corp. (a)	51
3,193	Microtune, Inc. (a)	7
854	OmniVision Technologies, Inc. (a)	18

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors (continued)
1,723	Pericom Semiconductor Corp. (a)	$17
1,857	Sigma Designs, Inc. (a)	19
1,289	Silicon Image, Inc. (a)	5
1,024	Standard Microsystems Corp. (a)	24
4,290	Trident Microsystems, Inc. (a)	6
3,178	Zoran Corp. (a)	30

		265

	Specialized Consumer Services — 0.06%
701	Mac-Gray Corp.	8
3,917	Regis Corp.	61
5,122	Stewart Enterprises, Inc., Class – A	28

		97

	Specialized Finance — 0.10%
701	Asset Acceptance Capital Corp. (a)	3
700	ASTA Funding, Inc.	7
145	California First National Bancorp	2
326	Encore Capital Group, Inc. (a)	7
3,099	Fifth Street Finance Corp.	34
600	Marlin Business Services Corp. (a)	7
1,124	Medallion Financial Corp.	7
1,351	NewStar Financial, Inc. (a)	9
3,860	PHH Corp. (a)	73
1,397	Primus Guaranty Ltd. (a)	5
600	THL Credit, Inc. (a)	7

		161

	Specialized REITs — 0.70%
3,013	Ashford Hospitality Trust (a)	22
600	Chatham Lodging Trust (a)	11
400	Chesapeake Lodging Trust (a)	6
2,990	Cogdell Spencer, Inc.	20
10,674	DiamondRock Hospitality Co.	88
3,247	Entertainment Properties Trust	124
5,966	Extra Space Storage, Inc.	83
2,350	FelCor Lodging Trust, Inc. (a)	12
4,320	Healthcare Realty Trust, Inc.	95
8,047	Hersha Hospitality Trust	36
4,821	LaSalle Hotel Properties	99
1,361	LTC Properties, Inc.	33
7,633	Medical Properties Trust, Inc.	72
998	National Health Investors, Inc.	38
5,201	OMEGA Healthcare Investors, Inc.	104
1,300	Pebblebrook Hotel Trust (a)	24
1,315	Potlatch Corp.	47
1,816	Sovran Self Storage, Inc.	63
7,241	Strategic Hotels & Resorts, Inc. (a)	32
6,761	Sunstone Hotel Investors, Inc. (a)	67
6,402	U-Store-It Trust	48

Shares	Security Description	Value (000)
	Specialized REITs (continued)
358	Universal Health Realty Income Trust	$11

		1,135

	Specialty Chemicals — 0.31%
2,084	A. Schulman, Inc.	39
648	Arch Chemicals, Inc.	20
3,299	Ferro Corp. (a)	24
3,161	H.B. Fuller Co.	60
100	Kraton Performance Polymers, Inc. (a)	2
1,500	Landec Corp. (a)	9
1,199	Minerals Technologies, Inc.	57
2,097	OM Group, Inc. (a)	50
1,969	PolyOne Corp. (a)	17
251	Quaker Chemical Corp.	7
923	Rockwood Holdings, Inc. (a)	21
3,366	Sensient Technologies Corp.	87
4,240	W. R. Grace & Co. (a)	89
1,884	Zoltek Cos., Inc. (a)	16

		498

	Specialty Stores — 0.10%
2,700	Barnes & Noble, Inc.	35
491	Books-A-Million, Inc.	3
2,951	Borders Group, Inc. (a)	4
972	Build-A-Bear Workshop, Inc. (a)	7
2,599	Cabela’s, Inc. (a)	37
765	Conn’s, Inc. (a)	4
1,500	MarineMax, Inc. (a)	10
3,751	OfficeMax, Inc. (a)	49
586	Sally Beauty Holdings, Inc. (a)	5
856	West Marine, Inc. (a)	9

		163

	Steel — 0.05%
1,123	A.M. Castle & Co. (a)	15
741	Haynes International, Inc.	23
400	Metals USA Holdings Corp. (a)	6
621	Olympic Steel, Inc.	14
478	Universal Stainless & Alloy Products, Inc. (a)	8
1,712	Worthington Industries, Inc.	22

		88

	Systems Software — 0.02%
1,432	Double-Take Software, Inc. (a)	15
406	SonicWALL, Inc. (a)	5
1,800	TeleCommunication Systems, Inc., Class – A (a)	7

		27

	Technology Distributors — 0.10%
1,094	Agilysys, Inc.	7
1,198	Electro Rent Corp.	15
2,623	Insight Enterprises, Inc. (a)	35

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Technology Distributors (continued)
701	PC Connection, Inc. (a)	$4
700	Richardson Electronics, Ltd.	6
1,861	ScanSource, Inc. (a)	47
1,559	SYNNEX Corp. (a)	40

		154

	Textiles — 0.01%
2,881	Unifi, Inc. (a)	11

	Thrifts & Mortgage Finance — 0.61%
1,480	Abington Bancorp, Inc.	13
5,944	Astoria Financial Corp.	82
2,974	Bank Mutual Corp.	17
1,437	BankFinancial Corp.	12
2,233	Beneficial Mutual Bancorp, Inc. (a)	22
951	Berkshire Hills Bancorp, Inc.	19
500	BoFI Holding, Inc. (a)	7
4,066	Brookline Bancorp, Inc.	36
637	Clifton Savings Bancorp, Inc.	6
1,212	Danvers Bancorp, Inc.	18
1,596	Dime Community Bancshares	20
425	Doral Financial Corp. (a)	1
691	ESB Financial Corp.	9
890	ESSA Bancorp, Inc.	11
700	Federal Agricultural Mortgage Corp., Class – C	10
1,081	First Financial Holdings, Inc.	12
3,208	Flagstar Bancorp, Inc. (a)	10
1,997	Flushing Financial Corp.	24
453	Fox Chase Bancorp, Inc. (a)	4
132	Heritage Financial Group	1
1,122	Home Federal Bancorp, Inc.	14
291	K-Fed Bancorp	3
1,023	Kearny Financial Corp.	9
566	Meridian Interstate Bancorp, Inc. (a)	6
13,781	MGIC Investment Corp. (a)	95
181	NASB Financial, Inc.	3
7,308	NewAlliance Bancshares, Inc.	82
7,633	Northwest Bancshares, Inc.	88
915	OceanFirst Financial Corp.	11
5,124	Ocwen Financial Corp. (a)	52
2,617	Oritani Financial Corp.	26
4,131	Provident Financial Services, Inc.	48
2,637	Provident New York Bancorp	23
9,150	Radian Group, Inc.	66
440	Rockville Financial, Inc.	5
356	Roma Financial Corp.	4
767	Territorial Bancorp, Inc.	15
9,171	The PMI Group, Inc. (a)	27
5,049	TrustCo Bank Corp.	28
928	United Financial Bancorp, Inc.	13

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
400	Viewpoint Financial Group	$6
556	Waterstone Financial, Inc. (a)	2
1,855	Westfield Financial, Inc.	15
288	WSFS Financial Corp.	10

		985

	Tobacco — 0.07%
6,109	Alliance One International, Inc. (a)	22
1,711	Universal Corp.	68
1,000	Vector Group Ltd.	17

		107

	Trading Companies & Distributors — 0.14%
1,691	Aceto Corp.	10
3,480	Aircastle Ltd.	27
1,853	H&E Equipment Services, Inc. (a)	14
1,988	Interline Brands, Inc. (a)	34
877	Kaman Corp.	19
291	Lawson Products, Inc.	5
3,400	RSC Holdings, Inc. (a)	21
2,215	Rush Enterprises, Inc., Class – A (a)	30
957	TAL International Group, Inc.	22
566	Titan Machinery, Inc. (a)	7
4,147	United Rentals, Inc. (a)	39

		228

	Trucking — 0.13%
625	AMERCO, Inc. (a)	34
1,700	Arkansas Best Corp.	35
491	Celadon Group, Inc. (a)	7
900	Marten Transport Ltd. (a)	19
192	Old Dominion Freight Line, Inc. (a)	7
300	P.A.M. Transportation Services, Inc. (a)	5
138	Patriot Transportation Holding, Inc. (a)	11
300	Roadrunner Transportation System, Inc. (a)	4
928	Saia, Inc. (a)	14
423	Universal Truckload Services, Inc. (a)	6
545	USA Truck, Inc. (a)	9
2,514	Werner Enterprises, Inc.	55

		206

	Water Utilities — 0.11%
1,206	American States Water Co.	40
392	Artesian Resources Corp., Class – A	7
1,376	California Water Service Group	49
556	Connecticut Water Service, Inc.	12
1,014	Consolidated Water Co. Ltd.	12
866	Middlesex Water Co.	14
894	SJW Corp.	21
1,091	Southwest Water Co.	11
856	The York Water Co.	12

		178

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Wireless Telecommunication Services — 0.02%
3,200	FiberTower Corp. (a)	$15
2,500	ICO Global Communications (Holdings) Ltd. (a)	4
645	USA Mobility, Inc.	9

		28

	Total SSgA Funds Management, Inc.	31,039

	Sterling Johnston Capital Management, L.P. — 17.60%
	Aerospace & Defense — 0.79%
15,750	DigitalGlobe, Inc. (a)	414
8,286	HEICO Corp.	298
8,485	Triumph Group, Inc.	565

		1,277

	Apparel Retail — 1.12%
20,667	AnnTaylor Stores Corp. (a)	336
39,350	bebe stores, Inc.	252
21,100	Brown Shoe Co., Inc.	321
8,555	Collective Brands, Inc. (a)	135
6,000	The Children’s Place Retail Stores, Inc. (a)	264
21,117	The Dress Barn, Inc. (a)	503

		1,811

	Apparel, Accessories & Luxury Goods — 0.15%
6,850	The Warnaco Group, Inc. (a)	248

	Application Software — 1.25%
9,154	Blackboard, Inc. (a)	342
70,278	Compuware Corp. (a)	561
10,802	JDA Software Group, Inc. (a)	237
13,050	Longtop Financial Technologies Ltd. – Sponsored ADR (a)	423
22,237	SuccessFactors, Inc. (a)	462

		2,025

	Auto Parts & Equipment — 0.12%
26,717	American Axle & Manufacturing Holdings, Inc. (a)	196

	Communications Equipment — 0.64%
25,350	Finisar Corp. (a)	378
18,762	Riverbed Technology, Inc. (a)	518
72,700	UTStarcom, Inc. (a)	134

		1,030

	Construction & Farm Machinery & Heavy Trucks — 0.14%
2,600	NACCO Industries, Inc., Class – A	231

	Data Processing & Outsourced Services — 0.12%
18,850	hiSoft Technology International Ltd. – Adr (a)	196

Shares	Security Description	Value (000)
	Department Stores — 0.20%
42,950	Saks, Inc. (a)	$326

	Diversified Metals & Mining — 0.34%
23,036	RTI International Metals, Inc. (a)	555

	Electrical Components & Equipment — 0.86%
11,600	Baldor Electric Co.	419
20,629	EnerSys (a)	441
36,674	GrafTech International Ltd. (a)	536

		1,396

	Electronic Manufacturing Services — 0.22%
60,050	SMART Modular Technologies (WWH), Inc. (a)	351

	Footwear — 0.33%
15,400	Crocs, Inc. (a)	163
11,950	Steven Madden Ltd. (a)	377

		540

	General Merchandise Stores — 0.17%
24,850	Fred’s, Inc., Class – A	275

	Health Care Equipment — 1.24%
21,850	Abaxis, Inc. (a)	468
8,000	DexCom, Inc. (a)	93
18,950	Natus Medical, Inc. (a)	309
14,769	SonoSite, Inc. (a)	400
37,100	Syneron Medical Ltd. (a)	381
13,250	Zoll Medical Corp. (a)	359

		2,010

	Health Care Facilities — 0.27%
24,000	Hanger Orthopedic Group, Inc. (a)	431

	Health Care Services — 0.35%
18,800	Bio-Reference Laboratories, Inc. (a)	417
4,246	Catalyst Health Solutions, Inc. (a)	146

		563

	Home Entertainment Software — 0.16%
38,300	Giant Interactive Group, Inc. – ADR	264

	Homefurnishing Retail — 0.16%
14,830	Aaron’s, Inc.	253

	Industrial Machinery — 0.75%
21,200	Barnes Group, Inc.	347
17,150	Kennametal, Inc.	436
7,750	Nordson Corp.	435

		1,218

	Internet Retail — 0.31%
21,132	Shutterfly, Inc. (a)	506

	Internet Software & Services — 0.66%
19,900	Ancestry.Com, Inc. (a)	351
32,250	Ixia (a)	277
5,400	LoopNet, Inc. (a)	66

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Internet Software & Services (continued)
34,974	ValueClick, Inc. (a)	$374

		1,068

	Marine Ports & Services — 0.12%
9,558	Aegean Marine Petroleum Network, Inc.	191

	Oil & Gas Equipment & Services — 0.51%
6,650	CARBO Ceramics, Inc.	480
23,987	Complete Production Services, Inc. (a)	343

		823

	Oil & Gas Exploration & Production — 0.64%
11,100	Oasis Petroleum, Inc. (a)	161
34,572	Resolute Energy Corp. (a)	423
22,750	Rosetta Resources, Inc. (a)	451

		1,035

	Packaged Foods & Meats — 0.38%
9,500	American Italian Pasta Co., Class – A (a)	502
6,950	Synutra International, Inc. (a)	113

		615

	Pharmaceuticals — 1.21%
20,340	Impax Laboratories, Inc. (a)	388
30,400	MAP Pharmaceuticals, Inc. (a)	399
42,340	Nektar Therapeutics (a)	512
20,700	Questcor Pharmaceuticals, Inc. (a)	211
40,212	ViroPharma, Inc. (a)	451

		1,961

	Real Estate Services — 0.27%
17,637	Altisource Portfolio Solutions SA (a)	436

	Regional Banks — 0.23%
31,900	Umpqua Holdings Corp.	366

	Security & Alarm Services — 0.30%
15,607	GeoEye, Inc. (a)	486

	Semiconductor Equipment — 0.73%
68,650	Kulicke & Soffa Industries, Inc. (a)	482
26,400	MKS Instruments, Inc. (a)	494
22,850	Verigy Ltd. (a)	199

		1,175

	Semiconductors — 1.25%
42,487	Cypress Semiconductor Corp. (a)	427
19,050	Mellanox Technologies Ltd. (a)	417
14,050	OmniVision Technologies, Inc. (a)	301
65,612	TriQuint Semiconductor, Inc. (a)	401
20,350	Volterra Semiconductor Corp. (a)	469

		2,015

	Specialized Finance — 0.18%
14,200	Encore Capital Group, Inc. (a)	293

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialty Chemicals — 0.20%
37,557	PolyOne Corp. (a)	$316

	Specialty Stores — 0.63%
29,400	Conn’s, Inc. (a)	173
10,737	Jo-Ann Stores, Inc. (a)	403
18,700	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	442

		1,018

	Steel — 0.14%
6,950	Carpenter Technology Corp.	228

	Thrifts & Mortgage Finance — 0.14%
30,150	Radian Group, Inc.	218

	Trading Companies & Distributors — 0.14%
9,850	TAL International Group, Inc.	221

	Trucking — 0.18%
6,858	Dollar Thrifty Automotive Group, Inc. (a)	292

	Total Sterling Johnston Capital Management, L.P.	28,459

	Total Common Stocks	158,861

	Preferred Stocks — 0.02%
	Pzena Investment Management, LLC — 0.02%
	Home Furnishings — 0.02%
503	Sealy Corp.	39

	Total Preferred Stocks	39

	U.S. Treasury Obligations — 0.06%
	SSgA Funds Management, Inc. — 0.06%
$100	U.S. Treasury Bills, 0.08%, 10/14/10 (c)(d)	100

	Total U.S. Treasury Obligations	100

	Time Deposits — 1.70%
	Frontier Capital Management Company, LLC — 0.40%
642	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	642

	IronBridge Capital Management LP — 0.25%
403	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	403

	Pzena Investment Management, LLC — 0.69%
1,113	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	1,113

	Sterling Johnston Capital Management, L.P. — 0.36%
587	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	587

	Total Time Deposits	2,745

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Shares	Security Description	Value (000)
	Mutual Funds — 0.23%
	SSgA Funds Management, Inc. — 0.23%
355,149	Alliance Money Market Fund Prime Portfolio, 0.21% (e)	$355
710	Kayne Anderson Energy Development Fund	11

	Total Mutual Funds	366

	Total Investments (cost $163,970) — 100.27%	162,111
	Liabilities in excess of other assets — (0.27)%	(440)

	Net Assets — 100.00%	$161,671

Amounts designated as “-” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Escrow security due to bankruptcy.

(c)	Rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(e)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSGA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Russell 2000 Mini Future	$486	Sep-10	$(20)

	Net Unrealized Appreciation/(Depreciation)			$(20)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 89.81%
	Diversified Real Estate Activities* — 3.27%
299,600	Brookfield Asset Management, Inc., Class – A	$6,777

	Diversified REITs — 8.19%
1,478,118	Dexus Property Group	948
106,500	Liberty Property Trust*	3,073
177,208	Vornado Realty Trust*	12,927

		16,948

	Health Care Facilities* — 1.76%
242,400	Brookdale Senior Living, Inc. (a)	3,636

	Industrial REITs* — 6.12%
489,900	AMB Property Corp.	11,615
59,500	Terreno Realty Corp. (a)	1,054

		12,669

	Mortgage REITs* — 2.13%
175,800	Annaly Capital Management, Inc.	3,015
111,500	CreXus Investment Corp.	1,386

		4,401

	Office REITs* — 12.42%
78,900	Alexandria Real Estate Equities, Inc.	5,000
79,900	Boston Properties, Inc.	5,700
20,700	Digital Realty Trust, Inc.	1,194
686,845	Douglas Emmett, Inc.	9,767
357,700	Duke Realty Corp.	4,060

		25,721

	Real Estate Operating Companies* — 3.93%
632,600	Forest City Enterprises, Inc., Class – A (a)	7,161
56,700	Hudson Pacific Properties, Inc. (a)	978

		8,139

	Residential REITs* — 11.68%
60,400	AvalonBay Communities, Inc.	5,640
122,200	Camden Property Trust	4,992
149,600	Equity Residential	6,229
383,000	UDR, Inc.	7,327

		24,188

Shares	Security Description	Value (000)
	Retail REITs — 25.30%
291,387	Hammerson PLC	$1,485
896,200	Kimco Realty Corp.*	12,045
301,500	Regency Centers Corp.*	10,372
83,300	RioCan Real Estate Investment Trust*	1,490
121,577	Saul Centers, Inc.*	4,940
105,419	Simon Property Group, Inc.*	8,512
77,996	The Macerich Co.*	2,911
35,137	Unibail-Rodamco SE	5,726
483,169	Westfield Group	4,908

		52,389

	Specialized REITs* — 15.01%
554,843	Host Hotels & Resorts, Inc.	7,479
244,700	Plum Creek Timber Co., Inc.	8,450
113,700	Public Storage	9,995
109,800	Ventas, Inc.	5,155

		31,079

	Total Common Stocks	185,947

	Mutual Funds — 10.57%
21,875,000	SSgA Prime Money Market Fund, 0.12% (b)	21,875

	Total Mutual Funds	21,875

	Total Investments (cost $185,671) — 100.38%	207,822
	Liabilities in excess of other assets — (0.38)%	(783)

	Net Assets — 100.00%	$207,039

*	Security was not fair valued on June 30, 2010 and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

REITs — Real Estate Investment Trusts

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 95.73%
	Artisan Partners LP — 22.52%
	Australia — 0.11%
208,652	Foster’s Group Ltd. (Brewers)	$988

	Belgium — 0.27%
51,501	Anheuser-Busch InBev NV (Brewers)	2,476

	Brazil — 0.11%*
33,071	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	986

	Canada — 0.53%*
90,713	Canadian Pacific Railway Ltd. (Railroads)	4,864

	China — 1.72%
36,735	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)*	2,501
120,046	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	779
3,678,324	China Construction Bank Corp., H Shares (Diversified Banks)	2,961
426,100	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	1,864
212,842	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	509
298,615	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	986
42,453	Ctrip.com International Ltd. – ADR (Hotels, Resorts & Cruise Lines) (a)*	1,595
1,728,391	Huabao International Holdings Ltd. (Specialty Chemicals)	2,209
2,825,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,053
26,300	Tencent Holdings Ltd. (Internet Software & Services)	436

		15,893

	Denmark — 0.28%
134,328	Danske Bank A/S (Diversified Banks) (a)	2,585

	Finland — 0.03%
10,613	Fortum Oyj (Electric Utilities)	233

	France — 2.59%
50,149	Accor SA (Hotels, Resorts & Cruise Lines)	2,321
72,477	BNP Paribas (Diversified Banks)	3,899
50,377	Compagnie de Saint-Gobain (Building Products)	1,877
92,601	Credit Agricole SA (Diversified Banks)	961
17,211	Electricite de France (Electric Utilities)	655
512,716	Natixis (Diversified Banks) (a)	2,226
76,733	Pernod Ricard SA (Distillers & Vintners)	5,951
17,918	Unibail-Rodamco SE (Retail REITs)	2,920
77,098	Vinci SA (Construction & Engineering)	3,201

		24,011

Shares	Security Description	Value (000)
	Germany — 3.01%
111,747	Bayer AG (Pharmaceuticals)	$6,230
111,498	Daimler AG – Registered (Automobile Manufacturers) (a)	5,642
306,977	Deutsche Post AG (Air Freight & Logistics)	4,486
56,437	Linde AG (Industrial Gases)	5,933
42,877	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	5,381
10,707	Rhoen-Klinikum AG (Health Care Facilities)	237

		27,909

	Hong Kong — 1.47%
210,300	Esprit Holdings Ltd. (Apparel Retail)	1,130
720,000	Li & Fung Ltd. (Distributors)	3,222
801,030	NWS Holdings Ltd. (Industrial Conglomerates)	1,448
2,418,821	Sands China Ltd. (Casinos & Gaming) (a)	3,575
186,667	The Bank of East Asia Ltd. (Diversified Banks)	673
2,160,297	Wynn Macau Ltd. (Casinos & Gaming) (a)	3,523

		13,571

	India — 0.19%
48,891	ICICI Bank Ltd. – Sponsored ADR* (Diversified Banks)	1,767

	Ireland — 1.38%
99,379	Accenture PLC, Class – A ADR (IT Consulting & Other Services)*	3,841
107,762	Covidien PLC (Health Care Equipment)	4,330
529,990	Experian PLC (Research and Consulting Services)	4,608

		12,779

	Israel — 0.10%
18,350	Teva Pharmaceutical Industries Ltd. – Sponsored ADR* (Pharmaceuticals)	954

	Italy — 0.39%
1,374,755	Intesa Sanpaolo (Diversified Banks)	3,620

	Japan — 1.34%
88,528	DENSO Corp. (Auto Parts & Equipment)	2,447
82,300	Honda Motor Co. Ltd. (Automobile Manufacturers)	2,418
221,000	MITSUI & CO. Ltd. (Trading Companies & Distributors)	2,579
25,800	Nitori Co. Ltd. (Homefurnishing Retail)	2,224
138,786	Suzuki Motor Corporation (Automobile Manufacturers)	2,724

		12,392

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Netherlands — 2.10%
47,814	Akzo Nobel NV (Diversified Chemicals)	$2,485
347,312	ASML Holding NV (Semiconductor Equipment)	9,557
575,191	ING Groep NV (Other Diversified Financial Services) (a)	4,256
126,923	TNT NV (Air Freight & Logistics)	3,196

		19,494

	Singapore — 0.42%
2,018,787	Genting Singapore PLC (Casinos & Gaming) (a)	1,670
359,600	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	2,265

		3,935

	South Korea — 0.06%
4,008	NHN Corp. (Internet Software & Services) (a)	596

	Spain — 0.47%
122,475	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services) (a)(b)	1,947
41,776	Industria de Diseno Textil SA (Apparel Retail)	2,382

		4,329

	Sweden — 0.23%
178,043	Sandvik AB (Industrial Machinery)	2,173

	Switzerland — 2.78%
27,209	Adecco SA (Human Resource & Employment Services)	1,298
52,054	Credit Suisse Group AG – Registered (Diversified Capital Markets)	1,958
80,894	Holcim Ltd. – Registered (Construction Materials)	5,417
174,933	Nestle SA – Registered (Packaged Foods & Meats)	8,438
15,093	Novartis AG – Registered (Pharmaceuticals)	732
7,950	Roche Holding AG (Pharmaceuticals)	1,155
30,477	Roche Holding AG – Genusscheine (Pharmaceuticals)	4,196
196,334	UBS AG – Registered (Diversified Capital Markets) (a)	2,602

		25,796

	Taiwan — 0.18%
170,887	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR* (Semiconductors)	1,668

Shares	Security Description	Value (000)
	Turkey — 0.01%
9,813	Coca-Cola Icecek A/S (Soft Drinks)	$87

	United Kingdom — 2.36%
106,759	Diageo PLC (Distillers & Vintners)	1,677
435,311	HSBC Holdings PLC (Diversified Banks)	3,976
114,352	HSBC Holdings PLC (Diversified Banks)	1,049
83,700	Imperial Tobacco Group PLC (Tobacco)	2,338
1,134,413	Kingfisher PLC (Home Improvement Retail)	3,553
291,589	Smith & Nephew PLC (Health Care Equipment)	2,755
1,160,219	Tesco PLC (Food Retail)	6,544

		21,892

	United States — 0.39%*
78,798	Philip Morris International, Inc. (Tobacco)	3,612

	Total Artisan Partners LP	208,610

	Capital Guardian Trust Co. — 40.61%
	Australia — 1.60%
63,913	Brambles Ltd. (Diversified Support Services)	291
161,119	Coca-Cola Amatil Ltd. (Soft Drinks)	1,613
104,238	CSL Ltd. (Biotechnology)	2,845
126,870	Iluka Resources Ltd. (Diversified Metals & Mining) (a)	490
58,736	Newcrest Mining Ltd. (Gold)	1,713
185,669	OneSteel Ltd. (Steel)	459
12,900	Paladin Energy Ltd. (Coal & Consumable Fuels) (a)	39
428,481	Qantas Airways Ltd. (Airlines) (a)	785
1,716,365	Telstra Corp. Ltd. (Integrated Telecommunication Services) (b)	4,677
33,752	Westpac Banking Corp. (Diversified Banks)	595
56,664	Woolworths Ltd. (Food Retail)	1,282

		14,789

	Austria — 0.30%
37,491	Andritz AG (Industrial Machinery)	2,091
30,318	Telekom Austria AG (Integrated Telecommunication Services)	337
7,323	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	304

		2,732

	Brazil — 0.29%*
10,700	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	319

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Brazil (continued)
111,900	Vale SA – Sponsored ADR (Diversified Metals & Mining)	$2,352

		2,671

	Canada — 2.12%*
87,300	Barrick Gold Corp. (Gold)	3,964
26,700	BCE, Inc. (Integrated Telecommunication Services)	779
116,800	Cameco Corp. (Coal & Consumable Fuels)	2,485
23,800	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	790
47,700	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,228
47,800	Centerra Gold, Inc. (Gold) (a)	526
150,500	Centerra Gold, Inc. (Gold) (a)(b)	1,657
35,500	Inmet Mining Corp. (Diversified Metals & Mining)	1,406
30,200	Intact Financial Corp. (Property & Casualty Insurance)	1,274
47,300	Kinross Gold Corp. (Gold)	809
26,900	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	2,318
48,000	Research In Motion Ltd. (Communications Equipment) (a)	2,360
700	Telus Corp. (Integrated Telecommunication Services)	25

		19,621

	China — 0.58%
1,994,000	Bank of China Ltd., H Shares (Diversified Banks)	1,006
521,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	655
432,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,560
1,774,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,290
21,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	756
16,200	Suntech Power Holdings Co. Ltd. – ADR (Electrical Components & Equipment) (a)*	149

		5,416

	Denmark — 0.44%
50,288	Novo Nordisk A/S, Class – B (Pharmaceuticals)	4,063

Shares	Security Description	Value (000)
	Finland — 0.43%
37,710	Nokia Oyj Corp. (Communications Equipment)	$307
94,529	Sampo Oyj, A Shares (Multi-line Insurance)	1,993
238,761	Stora Enso Oyj, R Shares (Paper Products)	1,725

		4,025

	France — 4.83%
21,467	Air Liquide SA (Industrial Gases)	2,168
45,747	AXA SA (Multi-line Insurance) (b)	699
122,955	BNP Paribas (Diversified Banks) (b)	6,614
122,688	Bouygues SA (Construction & Engineering)	4,735
7,278	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	507
113,253	Danone SA (Packaged Foods & Meats)	6,071
85,258	France Telecom SA (Integrated Telecommunication Services)	1,479
37,705	GDF Suez (Multi-Utilities)	1,073
17,415	JC Decaux SA (Advertising) (a)	406
75,737	L’Oreal SA (Personal Products)	7,415
11,308	Lafarge SA (Construction Materials)	616
6,573	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	715
75,097	Pernod Ricard SA (Distillers & Vintners)	5,824
22,046	PSA Peugeot Citroen (Automobile Manufacturers) (a)	560
18,600	Societe Generale (Diversified Banks)	765
53,665	Total SA (Integrated Oil & Gas)	2,395
97,937	Veolia Environnement (Multi-Utilities)	2,301
18,992	Vivendi SA (Movies & Entertainment)	386

		44,729

	Germany — 3.22%
20,700	Aixtron AG (Semiconductor Equipment)	490
19,488	Allianz SE (Multi-line Insurance)	1,923
60,810	Bayer AG (Pharmaceuticals)	3,390
11,572	Bayerische Motoren Werke AG (Automobile Manufacturers)	563
74,047	Daimler AG – Registered (Automobile Manufacturers) (a)	3,747
37,388	Deutsche Bank AG (Diversified Capital Markets)	2,096
24,108	HeidelbergCement AG (Construction Materials)	1,143
10,692	K+S AG (Fertilizers & Agricultural Chemicals) (b)	492
6,831	Linde AG (Industrial Gases)	718
34,266	Metro AG (Hypermarkets & Super Centers)	1,750
25,127	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	3,153

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Germany (continued)
9,242	RWE AG (Multi-Utilities)	$606
125,981	SAP AG (Application Software)	5,597
46,724	Siemens AG – Registered (Industrial Conglomerates)	4,188

		29,856

	Hong Kong — 1.31%
380,000	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	865
1,029,270	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,545
308,000	Li & Fung Ltd. (Distributors)	1,378
91,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,245
61,500	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	698
538,180	The Bank of East Asia Ltd. (Diversified Banks)	1,942
454,000	The Link REIT (Retail REITs)	1,127
399,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	1,933
172,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	422

		12,155

	India — 0.24%
5,000	HDFC Bank Ltd. – ADR (Diversified Banks)*	715
18,400	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	665
18,800	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing)	882

		2,262

	Ireland — 0.56%
251,894	CRH PLC (Construction Materials)	5,224

	Israel — 0.05%
44,739	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	466

	Italy — 0.11%
207,450	Davide Campari – Milano SpA (Distillers & Vintners)	1,018

	Japan — 8.45%
330,000	Aozora Bank Ltd. (Diversified Banks)	427
24,400	Canon, Inc. (Office Electronics)	910
72,000	Chiyoda Corporation (Construction & Engineering)	523
124,800	DENSO Corp. (Auto Parts & Equipment)	3,450
8,700	East Japan Railway Co. (Railroads)	579

Shares	Security Description	Value (000)
	Japan (continued)
8,700	Fanuc Ltd. (Industrial Machinery)	$983
1,164,000	ISUZU MOTORS Ltd. (Automobile Manufacturers)	3,498
59,000	JGC Corp. (Construction & Engineering)	895
190,900	JX Holdings, Inc. (Oil & Gas Refining & Marketing) (a)	944
121,000	Kawasaki Kisen Kaisha Ltd. (Marine) (a)	492
22,900	Keyence Corp. (Electronic Equipment & Instruments)	5,296
46,900	Kurita Water Industries Ltd. (Industrial Machinery)	1,282
370,000	Mazda Motor Corp. (Automobile Manufacturers)	865
31,400	Mitsubishi Corp. (Trading Companies & Distributors)	650
128,600	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	584
34,500	MITSUI & CO. Ltd. (Trading Companies & Distributors)	403
35,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	487
393,000	Mitsui O.S.K. Lines Ltd. (Marine)	2,599
110,100	Murata Manufacturing Co. Ltd. (Electronic Components)	5,251
15,800	Nintendo Co. Ltd. (Home Entertainment Software)	4,640
1,467	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,222
34,400	Oracle Corp. Japan (Systems Software)	1,691
7,400	Shimamura Co. Ltd. (Apparel Retail)	669
976,000	Shinsei Bank Ltd. (Regional Banks)	825
11,400	Shiseido Co. Ltd. (Personal Products)	251
18,600	SMC Corp. (Industrial Machinery)	2,489
407,700	Softbank Corp. (Wireless Telecommunication Services)	10,815
200,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	774
349,600	Sumitomo Corp. (Trading Companies & Distributors)	3,492
33,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	412
78,600	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks) (b)	2,225
53,900	Suzuki Motor Corporation (Automobile Manufacturers)	1,058
50,100	Sysmex Corporation (Health Care Equipment)	2,846
15,300	TDK Corp. (Electronic Components)	837
23,500	Terumo Corp. (Health Care Equipment)	1,126

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
1,032	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance) (b)	$1,431
43,600	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,146
52,100	Tokyo Electron Ltd. (Semiconductor Equipment)	2,807
134,000	Toshiba Corp. (Computer Hardware) (a)	664
19,600	Toyota Motor Corp. (Automobile Manufacturers)	674
158,300	Trend Micro, Inc. (Systems Software)	4,279
2,033	Yahoo Japan Corp. (Internet Software & Services)	810

		78,301

	Jersey — 0.33%
149,145	Shire PLC (Pharmaceuticals)	3,059

	Luxembourg — 0.25%
37,368	SES – FDR (Cable & Satellite)	786
75,120	SES – FDR, Class – A (Cable & Satellite)	1,562

		2,348

	Mexico — 0.47%*
76,500	America Movil SAB de CV, Series L – ADR (Wireless Telecommunication Services)	3,634
47,600	Telefonos de Mexico SAB de CV, Series L – Sponsored ADR (Integrated Telecommunication Services)	671

		4,305

	Netherlands — 1.96%
93,196	ASML Holding NV (Semiconductor Equipment)	2,564
28,428	ASML Holding NV – Registered ADR (Semiconductor Equipment)*	781
41,426	Gemalto NV (Computer Storage & Peripherals)	1,559
84,064	Koninklijke Ahold NV (Food Retail)	1,040
693,198	Koninklijke KPN NV (Integrated Telecommunication Services)	8,835
74,795	Unilever NV (Packaged Foods & Meats)	2,042
66,901	Wolters Kluwer NV (Publishing)	1,283

		18,104

	Norway — 0.23%
116,405	Seadrill Ltd. (Oil & Gas Drilling)	2,101

	Papua New Guinea — 0.13%
253,489	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	1,166

	Russia — 0.37%
181,278	Gazprom – Sponsored ADR (Integrated Oil & Gas)*	3,410

Shares	Security Description	Value (000)
	Singapore — 0.35%
868,000	CapitaMalls Asia Ltd. (Real Estate Operating Companies) (b)	$1,298
163,000	DBS Group Holdings Ltd. (Diversified Banks)	1,582
84,000	Wilmar International Ltd. (Industrial Conglomerates)	344

		3,224

	South Africa — 0.09%
22,115	Sasol Ltd. (Integrated Oil & Gas)	787

	South Korea — 0.87%
38,500	Hynix Semiconductor, Inc. (Semiconductors) (a)	778
8,500	Hyundai Mobis (Auto Parts & Equipment)	1,426
11,030	LG Chem Ltd. (Commodity Chemicals)	2,767
4,967	Samsung Electronics Co. Ltd. (Semiconductors)	3,116

		8,087

	Spain — 0.12%
13,572	Industria de Diseno Textil SA (Apparel Retail)	774
18,380	Telefonica SA (Integrated Telecommunication Services)	340

		1,114

	Sweden — 0.87%
151,750	Assa Abloy AB, Class – B (Building Products)	3,034
63,814	Hennes & Mauritz AB, B Shares (Apparel Retail)	1,755
69,512	Sandvik AB (Industrial Machinery)	848
99,728	Svenska Cellulosa AB, B Shares (Paper Products)	1,173
16,000	Svenska Handelsbanken AB, A Shares (Diversified Banks)	392
77,950	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks) (a)	862

		8,064

	Switzerland — 3.39%
18,925	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	661
16,486	Credit Suisse Group AG – Registered (Diversified Capital Markets)	620
92,422	Holcim Ltd. – Registered (Construction Materials) (b)	6,189
72,887	Nestle SA – Registered (Packaged Foods & Meats)	3,516
61,223	Novartis AG – Registered (Pharmaceuticals)	2,968
73,660	Roche Holding AG – Genusscheine (Pharmaceuticals)	10,142

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland (continued)
10,000	Swisscom AG – Registered (Integrated Telecommunication Services)	$3,391
8,422	Synthes, Inc. (Health Care Equipment)	969
12,700	Transocean Ltd. (Oil & Gas Drilling) (a)	603
178,828	UBS AG – Registered (Diversified Capital Markets) (a)(b)	2,370

		31,429

	Taiwan — 0.36%
110,000	Hon Hai Precision Industry Co. Ltd. – Registered GDR (Electronic Manufacturing Services) (a)*	781
20,987	HTC Corp. – Sponsored GDR (Computer Hardware)	1,123
141,799	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)*	1,384

		3,288

	United Kingdom — 6.29%
58,422	Anglo American PLC (Diversified Metals & Mining) (a)	2,035
497,638	ARM Holdings PLC (Semiconductors)	2,059
11,955	AstraZeneca PLC (Pharmaceuticals)	564
6,400	Autonomy Corp. PLC (Application Software) (a)	174
397,868	BAE Systems PLC (Aerospace & Defense)	1,852
160,000	Balfour Beatty PLC (Construction & Engineering)	569
1,027,279	Barclays PLC (Diversified Banks) (b)	4,100
347,106	BG Group PLC (Integrated Oil & Gas)	5,162
156,097	BHP Billiton PLC (Diversified Metals & Mining)	4,047
81,030	BP PLC (Integrated Oil & Gas)	388
6,600	BP PLC – Sponsored ADR (Integrated Oil & Gas)*	191
303,900	Cable & Wireless Worldwide PLC (Alternative Carriers)	393
105,100	Diageo PLC (Distillers & Vintners)	1,651
736,950	HSBC Holdings PLC (Diversified Banks)	6,732
82,800	HSBC Holdings PLC (Diversified Banks)	759
119,986	Imperial Tobacco Group PLC (Tobacco)	3,352
6,367,100	Lloyds Banking Group PLC (Diversified Banks) (a)	5,026
100,660	National Grid PLC (Multi-Utilities)	735
122,700	Premier Farnell PLC (Technology Distributors)	401

Shares	Security Description	Value (000)
	United Kingdom (continued)
101,339	Prudential PLC (Life & Health Insurance)	$764
45,967	Rio Tinto PLC (Diversified Metals & Mining)	2,018
291,745	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	7,333
20,358	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	492
6,100	Shire PLC – ADR (Pharmaceuticals)*	374
25,089	Standard Chartered PLC (Diversified Banks)	611
17,700	Standard Chartered PLC (Diversified Banks)	437
906,989	Tesco PLC (Food Retail)	5,116
47,534	Xstrata PLC (Diversified Metals & Mining)	622
817,000	Yell Group PLC (Publishing) (a)	296

		58,253

	Total Capital Guardian Trust Co.	376,067

	Causeway Capital Management LLC — 32.60%
	China — 0.62%
1,839,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,710

	France — 3.54%
13,636	Accor SA (Hotels, Resorts & Cruise Lines)	631
271,194	AXA SA (Multi-line Insurance)	4,143
69,806	BNP Paribas (Diversified Banks)	3,755
156,456	Sanofi-Aventis (Pharmaceuticals)	9,422
152,879	Technip SA (Oil & Gas Equipment & Services)	8,767
146,338	Vinci SA (Construction & Engineering)	6,076

		32,794

	Germany — 3.72%
80,563	Bayer AG (Pharmaceuticals)	4,492
263,357	Deutsche Post AG (Air Freight & Logistics)	3,849
160,866	E.ON AG (Electric Utilities)	4,336
77,034	Linde AG (Industrial Gases)	8,098
42,393	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	5,320
93,220	Siemens AG – Registered (Industrial Conglomerates)	8,355

		34,450

	Greece — 0.31%
231,995	OPAP SA (Casinos & Gaming)	2,886

	Italy — 0.89%
981,867	Snam Rete Gas SpA (Gas Utilities)	3,918
1,968,740	UniCredit SpA (Diversified Banks)	4,354

		8,272

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Japan — 6.31%
80,200	Fanuc Ltd. (Industrial Machinery)	$9,058
185,600	Honda Motor Co. Ltd. (Automobile Manufacturers)	5,452
857	KDDI Corp. (Wireless Telecommunication Services)	4,086
1,081,300	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	4,911
115,700	Sankyo Co. Ltd. (Leisure Products)	5,231
149,700	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	6,961
34,900	SMC Corp. (Industrial Machinery)	4,669
2,744	Sony Financial Holdings, Inc. (Life & Health Insurance) (b)	9,155
76,600	Tokyo Electron Ltd. (Semiconductor Equipment)	4,127
139,700	Toyota Motor Corp. (Automobile Manufacturers)	4,801

		58,451

	Netherlands — 3.48%
145,739	Akzo Nobel NV (Diversified Chemicals)	7,574
323,212	European Aeronautic Defence and Space Co. (Aerospace & Defense) (a)	6,595
819,157	Reed Elsevier NV (Publishing)	9,067
357,465	TNT NV (Air Freight & Logistics)	9,003

		32,239

	Norway — 0.65%
530,500	Aker Solutions ASA (Oil & Gas Equipment & Services)	6,068

	Singapore — 0.61%
546,000	Singapore Airlines Ltd. (Airlines)	5,663

	South Korea — 1.54%
56,782	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	10,806
70,590	KT&G Corp. (Tobacco)	3,471

		14,277

	Spain — 1.36%
410,875	Banco Santander SA (Diversified Banks)	4,308
326,123	Enagas (Gas Utilities)	4,912
182,422	Telefonica SA (Integrated Telecommunication Services)	3,379

		12,599

Shares	Security Description	Value (000)
	Sweden — 0.48%
830,334	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	$4,401

	Switzerland — 4.40%
119,896	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	4,187
7,466	Givaudan SA – Registered (Specialty Chemicals)	6,343
140,869	Novartis AG – Registered (Pharmaceuticals)	6,829
46,548	Roche Holding AG – Genusscheine (Pharmaceuticals)	6,409
28,919	Sulzer AG – Registered (Industrial Machinery)	2,699
44,178	Transocean Ltd. (Oil & Gas Drilling) (a)	2,099
519,679	UBS AG – Registered (Diversified Capital Markets) (a)	6,887
23,965	Zurich Financial Services AG (Multi-line Insurance)	5,284

		40,737

	United Kingdom — 4.69%
878,205	Aviva PLC (Multi-line Insurance)	4,081
180,678	British American Tobacco PLC (Tobacco)	5,733
569,266	HSBC Holdings PLC (Diversified Banks)	5,220
1,068,880	Rexam PLC (Metal & Glass Containers)	4,808
107,073	Rio Tinto PLC (Diversified Metals & Mining)	4,701
968,069	Rolls-Royce Group PLC (Aerospace & Defense)	8,079
147,533	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	3,565
3,503,496	Vodafone Group PLC (Wireless Telecommunication Services)	7,218

		43,405

	Total Causeway Capital Management LLC	301,952

	Total Common Stocks	886,629

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)	Security Description	Value (000)
	Convertible Corporate Bonds — 0.09%
	Capital Guardian Trust Co. — 0.09%
$534	KBC Financial Products International Ltd., Series E, MTN, 0.00%, 1/26/11 (Other Diversified Financial Services) (c)	$643
200	SeaDrill Ltd., 3.63%, 11/8/12 (Oil & Gas Drilling)	180

	Total Convertible Corporate Bonds	823

	Time Deposits — 3.98%
	Artisan Partners LP — 1.50%
13,918	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	13,918

	Capital Guardian Trust Co. — 1.37%
12,711	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	12,711

	Causeway Capital Management LLC — 1.11%
10,247	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	10,247

	Total Time Deposits	36,876

	Total Investments (cost $818,213) — 99.80%	$924,328
	Other assets in excess of liabilities — 0.20%	1,859

	Net Assets — 100.00%	$926,187

*	Security was not fair valued on June 30, 2010, and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Zero-Coupon Security.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

Currency Contracts

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
3,286,000	Euro	Bank of New York	7/9/10	$4,006	$4,018	$12
6,676,739	Euro	Bank of New York	7/9/10	8,166	8,164	(2)
500,510,850	Japanese Yen	Bank of New York	7/28/10	5,439	5,664	225

	Total Currencies Purchased			$17,611	$17,846	$235

	Currencies Sold
9,962,739	Euro	Bank of New York	7/9/10	$12,834	$12,182	$652
2,324,349	Euro	CS First Boston Corp.	7/9/10	2,982	2,842	140
500,510,850	Japanese Yen	Bank of New York	7/28/10	5,326	5,665	(339)
287,893,172	Japanese Yen	Bank of America	8/3/10	3,061	3,259	(198)

	Total Currencies Sold			$24,203	$23,948	$255

	Net Unrealized Appreciation/(Depreciation)					$490

See accompanying notes to financial statements

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

At June 30, 2010, International Equity Portfolio’s open cross currency contracts were as follows:

Capital Guardian Trust Co.

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Settlement Value (000)	Market Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Euro/Japanese Yen	Bank of America	EUR	2,570	YEN	289,387	$3,162	$3,029	$(133)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 95.79%
	Artisan Partners LP — 22.88%
	Australia — 0.11%
319,459	Foster’s Group Ltd. (Brewers)	$1,513

	Belgium — 0.27%
79,435	Anheuser-Busch InBev NV (Brewers)	3,819

	Brazil — 0.10%*
49,635	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	1,479

	Canada — 0.54%*
141,869	Canadian Pacific Railway Ltd. (Railroads)	7,607

	China — 1.75%
57,112	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)*	3,888
182,323	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	1,184
5,751,000	China Construction Bank Corp., H Shares (Diversified Banks)	4,630
668,900	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	2,925
342,210	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	819
497,370	China Merchants Holdings International Co. Ltd. (Marine Ports & Services)	1,642
65,936	Ctrip.com International Ltd. – ADR (Hotels, Resorts & Cruise Lines) (a)*	2,476
2,704,834	Huabao International Holdings Ltd. (Specialty Chemicals)	3,458
4,428,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	3,219
37,000	Tencent Holdings Ltd. (Internet Software & Services)	613

		24,854

	Denmark — 0.29%
210,590	Danske Bank A/S (Diversified Banks) (a)	4,053

	Finland — 0.02%
14,888	Fortum Oyj (Electric Utilities)	327

	France — 2.63%
78,544	Accor SA (Hotels, Resorts & Cruise Lines)	3,636
113,350	BNP Paribas (Diversified Banks)	6,097
78,118	Compagnie de Saint-Gobain (Building Products)	2,911
145,996	Credit Agricole SA (Diversified Banks)	1,514
25,334	Electricite de France (Electric Utilities)	964
787,151	Natixis (Diversified Banks) (a)	3,418

Shares	Security Description	Value (000)
	France (continued)
119,322	Pernod Ricard SA (Distillers & Vintners)	$9,254
27,904	Unibail-Rodamco SE (Retail REITs)	4,547
118,858	Vinci SA (Construction & Engineering)	4,935

		37,276

	Germany — 3.07%
174,452	Bayer AG (Pharmaceuticals)	9,726
174,563	Daimler AG – Registered (Automobile Manufacturers) (a)	8,832
473,467	Deutsche Post AG (Air Freight & Logistics)	6,920
87,761	Linde AG (Industrial Gases)	9,226
66,919	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	8,398
16,087	Rhoen-Klinikum AG (Health Care Facilities)	356

		43,458

	Hong Kong — 1.48%
310,100	Esprit Holdings Ltd. (Apparel Retail)	1,666
1,124,000	Li & Fung Ltd. (Distributors)	5,029
1,261,000	NWS Holdings Ltd. (Industrial Conglomerates)	2,279
3,807,270	Sands China Ltd. (Casinos & Gaming) (a)	5,627
278,200	The Bank of East Asia Ltd. (Diversified Banks)	1,004
3,329,900	Wynn Macau Ltd. (Casinos & Gaming) (a)	5,431

		21,036

	India — 0.19%
76,143	ICICI Bank Ltd. – Sponsored ADR* (Diversified Banks)	2,752

	Ireland — 1.41%
155,705	Accenture PLC, Class – A ADR (IT Consulting & Other Services)*	6,018
168,839	Covidien PLC (Health Care Equipment)	6,784
830,378	Experian PLC (Research and Consulting Services)	7,220

		20,022

	Israel — 0.10%
27,619	Teva Pharmaceutical Industries Ltd. – Sponsored ADR* (Pharmaceuticals)	1,436

	Italy — 0.40%
2,150,035	Intesa Sanpaolo (Diversified Banks)	5,662

	Japan — 1.36%
138,900	DENSO Corp. (Auto Parts & Equipment)	3,839

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Japan (continued)
128,800	Honda Motor Co. Ltd. (Automobile Manufacturers)	$3,784
347,300	MITSUI & CO. Ltd. (Trading Companies & Distributors)	4,052
38,100	Nitori Co. Ltd. (Homefurnishing Retail)	3,285
216,868	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	4,257

		19,217

	Netherlands — 2.14%
74,611	Akzo Nobel NV (Diversified Chemicals)	3,878
539,713	ASML Holding NV (Semiconductor Equipment)	14,851
899,136	ING Groep NV (Other Diversified Financial Services) (a)	6,653
195,758	TNT NV (Air Freight & Logistics)	4,930

		30,312

	Singapore — 0.41%
2,918,382	Genting Singapore PLC (Casinos & Gaming) (a)	2,414
551,000	Oversea-Chinese Banking Corp. Ltd. (Diversified Banks)	3,471

		5,885

	South Korea — 0.07%
6,633	NHN Corp. (Internet Software & Services) (a)	986

	Spain — 0.48%
193,019	Amadeus IT Holding SA, A Shares (Data Processing & Outsourced Services) (a)(b)	3,068
65,374	Industria de Diseno Textil SA (Apparel Retail)	3,727

		6,795

	Sweden — 0.24%
278,652	Sandvik AB (Industrial Machinery)	3,400

	Switzerland — 2.81%
40,153	Adecco SA – Registered (Human Resource & Employment Services)	1,916
79,157	Credit Suisse Group AG – Registered (Diversified Capital Markets)	2,977
124,025	Holcim Ltd. – Registered (Construction Materials)	8,305
274,079	Nestle SA – Registered (Packaged Foods & Meats)	13,220
22,350	Novartis AG – Registered (Pharmaceuticals)	1,084
12,202	Roche Holding AG (Pharmaceuticals)	1,774

Shares	Security Description	Value (000)
	Switzerland (continued)
46,983	Roche Holding AG – Genusscheine (Pharmaceuticals)	$6,469
307,384	UBS AG – Registered (Diversified Capital Markets) (a)(b)	4,073

		39,818

	Taiwan — 0.18%
261,440	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR* (Semiconductors)	2,552

	Turkey — 0.03%
42,900	Coca-Cola Icecek AS (Soft Drinks)	380

	United Kingdom — 2.40%
167,212	Diageo PLC (Distillers & Vintners)	2,626
672,311	HSBC Holdings PLC (Diversified Banks)	6,141
172,000	HSBC Holdings PLC (Diversified Banks)	1,577
129,019	Imperial Tobacco Group PLC (Tobacco)	3,604
1,772,089	Kingfisher PLC (Home Improvement Retail)	5,551
456,030	Smith & Nephew PLC (Health Care Equipment)	4,308
1,804,351	Tesco PLC (Food Retail)	10,178

		33,985

	United States — 0.40%*
123,459	Philip Morris International, Inc. (Tobacco)	5,659

	Total Artisan Partners LP	324,283

	Capital Guardian Trust Co. — 39.30%
	Australia — 1.69%
139,379	Brambles Ltd. (Diversified Support Services)	634
238,371	Coca-Cola Amatil Ltd. (Soft Drinks)	2,386
155,309	CSL Ltd. (Biotechnology)	4,239
193,633	Iluka Resources Ltd. (Diversified Metals & Mining) (a)	748
123,986	Newcrest Mining Ltd. (Gold)	3,616
276,417	OneSteel Ltd. (Steel)	684
179,000	Paladin Energy Ltd. (Coal & Consumable Fuels) (a)	533
638,190	Qantas Airways Ltd. (Airlines) (a)	1,170
2,603,717	Telstra Corp. Ltd. (Integrated Telecommunication Services)(b)	7,095
50,248	Westpac Banking Corp. (Diversified Banks)	885
84,884	Woolworths Ltd. (Food Retail)	1,921

		23,911

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Austria — 0.23%
41,627	Andritz AG (Industrial Machinery)	$2,322
44,650	Telekom Austria AG (Integrated Telecommunication Services)	496
11,480	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	477

		3,295

	Brazil — 0.28%*
16,000	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	477
166,600	Vale SA – Sponsored ADR (Diversified Metals & Mining)	3,502

		3,979

	Canada — 2.09%*
131,500	Barrick Gold Corp. (Gold)	5,971
39,700	BCE, Inc. (Integrated Telecommunication Services)	1,159
177,400	Cameco Corp. (Coal & Consumable Fuels)	3,774
35,400	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	1,175
68,900	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,774
74,100	Centerra Gold, Inc. (Gold) (a)	816
225,400	Centerra Gold, Inc. (Gold) (a) (b)	2,482
53,600	Inmet Mining Corp. (Diversified Metals & Mining)	2,123
46,300	Intact Financial Corp. (Property & Casualty Insurance)	1,953
70,400	Kinross Gold Corp. (Gold)	1,204
40,000	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	3,446
74,600	Research In Motion Ltd. (Communications Equipment) (a)	3,668
1,600	Telus Corp. (Integrated Telecommunication Services)	57

		29,602

	China — 0.57%
3,070,000	Bank of China Ltd., H Shares (Diversified Banks)	1,549
777,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	976
644,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	2,324

Shares	Security Description	Value (000)
	China (continued)
2,658,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	$1,932
32,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,120
24,000	Suntech Power Holdings Co. Ltd. – ADR (Electrical Components & Equipment) (a)*	220

		8,121

	Denmark — 0.36%
63,812	Novo Nordisk A/S, Class – B (Pharmaceuticals)	5,156

	Finland — 0.41%
56,147	Nokia Oyj Corp. (Communications Equipment)	458
146,654	Sampo Oyj, A Shares (Multi-line Insurance)	3,092
319,239	Stora Enso Oyj, R Shares (Paper Products)	2,306

		5,856

	France — 4.64%
25,053	Air Liquide SA (Industrial Gases)	2,530
58,716	AXA SA (Multi-line Insurance)	897
184,166	BNP Paribas (Diversified Banks) (b)	9,907
151,111	Bouygues SA (Construction & Engineering)	5,832
10,835	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	755
169,775	Danone SA (Packaged Foods & Meats)	9,100
127,134	France Telecom SA (Integrated Telecommunication Services)	2,205
57,995	GDF Suez (Multi-Utilities)	1,650
26,385	JC Decaux SA (Advertising) (a)	615
115,463	L’Oreal SA (Personal Products)	11,304
16,280	Lafarge SA (Construction Materials)	887
9,785	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	1,065
114,260	Pernod Ricard SA (Distillers & Vintners)	8,861
33,054	PSA Peugeot Citroen (Automobile Manufacturers) (a)	840
27,900	Societe Generale (Diversified Banks)	1,148
92,633	Total SA (Integrated Oil & Gas)	4,134
145,622	Veolia Environnement (Multi-Utilities)	3,421
28,034	Vivendi SA (Movies & Entertainment)	570

		65,721

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Germany — 3.23%
30,700	Aixtron AG (Semiconductor Equipment)	$727
29,012	Allianz SE (Multi-line Insurance)	2,863
93,490	Bayer AG (Pharmaceuticals)	5,212
17,228	Bayerische Motoren Werke AG (Automobile Manufacturers)	839
113,334	Daimler AG – Registered (Automobile Manufacturers) (a)	5,734
55,612	Deutsche Bank AG (Diversified Capital Markets)	3,117
35,892	HeidelbergCement AG (Construction Materials)	1,702
18,120	K+S AG (Fertilizers & Agricultural Chemicals)(b)	834
10,169	Linde AG (Industrial Gases)	1,069
54,034	Metro AG (Hypermarkets & Super Centers)	2,760
45,365	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	5,693
13,758	RWE AG (Multi-Utilities)	902
180,319	SAP AG (Application Software)	8,011
69,976	Siemens AG – Registered (Industrial Conglomerates)	6,271

		45,734

	Hong Kong — 1.18%
565,500	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	1,288
1,538,500	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,805
370,000	Li & Fung Ltd. (Distributors)	1,655
135,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,846
91,000	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	1,033
572,400	The Bank of East Asia Ltd. (Diversified Banks)	2,065
676,500	The Link REIT (Retail REITs)	1,679
583,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	2,825
184,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	451

		16,647

	India — 0.26%
7,600	HDFC Bank Ltd. – ADR (Diversified Banks)*	1,086
28,300	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	1,023

Shares	Security Description	Value (000)
	India (continued)
34,000	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing)	$1,596

		3,705

	Ireland — 0.52%
356,665	CRH PLC (Construction Materials)	7,397

	Israel — 0.05%
66,607	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	694

	Italy — 0.08%
227,400	Davide Campari – Milano SpA (Distillers & Vintners)	1,116

	Japan — 8.40%
490,000	Aozora Bank Ltd. (Diversified Banks)	635
29,200	Canon, Inc. (Office Electronics)	1,088
106,000	Chiyoda Corporation (Construction & Engineering)	770
191,100	Denso Corp. (Auto Parts & Equipment)	5,283
26,300	East Japan Railway Co. (Railroads)	1,751
12,900	Fanuc Ltd. (Industrial Machinery)	1,457
1,703,000	ISUZU MOTORS Ltd. (Automobile Manufacturers)	5,118
87,000	JGC Corp. (Construction & Engineering)	1,320
289,300	JX Holdings, Inc. (Oil & Gas Refining & Marketing) (a)	1,430
181,000	Kawasaki Kisen Kaisha Ltd. (Marine) (a)	736
35,100	Keyence Corp. (Electronic Equipment & Instruments)	8,118
69,900	Kurita Water Industries Ltd. (Industrial Machinery)	1,910
632,000	Mazda Motor Corp. (Automobile Manufacturers)	1,477
47,300	Mitsubishi Corp. (Trading Companies & Distributors)	979
191,500	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	870
48,300	MITSUI & CO. Ltd. (Trading Companies & Distributors)	564
53,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	738
584,000	Mitsui O.S.K. Lines Ltd. (Marine)	3,862
162,800	Murata Manufacturing Co. Ltd. (Electronic Components)	7,765
23,600	Nintendo Co. Ltd. (Home Entertainment Software)	6,930

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
2,184	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	$3,308
58,700	Oracle Corp. Japan (Systems Software)	2,885
11,000	SHIMAMURA Co. Ltd. (Apparel Retail)	995
1,736,000	Shinsei Bank Ltd. (Regional Banks)	1,468
17,000	Shiseido Co. Ltd. (Personal Products)	375
28,000	SMC Corp. (Industrial Machinery)	3,746
618,400	Softbank Corp. (Wireless Telecommunication Services)	16,405
504,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,951
530,400	Sumitomo Corp. (Trading Companies & Distributors)	5,298
50,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	624
101,900	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks) (b)	2,884
80,200	Suzuki Motor Corporation (Automobile Manufacturers)	1,574
76,800	Sysmex Corporation (Health Care Equipment)	4,363
22,700	TDK Corp. (Electronic Components)	1,242
35,700	Terumo Corp. (Health Care Equipment)	1,710
1,617	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance) (b)	2,243
64,800	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,704
70,200	Tokyo Electron Ltd. (Semiconductor Equipment)	3,782
200,000	Toshiba Corp. (Computer Hardware) (a)	991
29,600	Toyota Motor Corp. (Automobile Manufacturers)	1,017
240,100	Trend Micro, Inc. (Systems Software)	6,490
2,940	Yahoo Japan Corp. (Internet Software & Services)	1,172

		119,028

	Jersey — 0.25%
173,955	Shire PLC (Pharmaceuticals)	3,568

	Luxembourg — 0.28%
55,632	SES – FDR (Cable & Satellite)	1,170
135,357	SES – FDR, Class – A (Cable & Satellite)	2,815

		3,985

Shares	Security Description	Value (000)
	Mexico — 0.46%*
117,100	America Movil SAB de CV, Series L – ADR (Wireless Telecommunication Services)	$5,562
68,000	Telefonos de Mexico SAB de CV, Series L – Sponsored ADR (Integrated Telecommunication Services)	960

		6,522

	Netherlands — 1.71%
113,921	ASML Holding NV (Semiconductor Equipment)	3,135
42,772	ASML Holding NV – Registered ADR (Semiconductor Equipment)*	1,175
125,056	Koninklijke Ahold NV (Food Retail)	1,547
1,049,102	Koninklijke KPN NV (Integrated Telecommunication Services)	13,371
110,805	Unilever NV (Packaged Foods & Meats)	3,025
99,599	Wolters Kluwer NV (Publishing)	1,910

		24,163

	Norway — 0.31%
246,677	Seadrill Ltd. (Oil & Gas Drilling)	4,452

	Papua New Guinea — 0.12%
377,386	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	1,736

	Russia — 0.33%
245,922	Gazprom – Sponsored ADR (Integrated Oil & Gas)*	4,626

	Singapore — 0.20%
242,000	DBS Group Holdings Ltd. (Diversified Banks)	2,349
125,000	Wilmar International Ltd. (Industrial Conglomerates)	512

		2,861

	South Africa — 0.09%
33,885	Sasol Ltd. (Integrated Oil & Gas)	1,205

	South Korea — 0.81%
73,900	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,494
8,800	Hyundai Mobis (Auto Parts & Equipment)	1,476
13,060	LG Chem Ltd. (Commodity Chemicals)	3,276
8,300	Samsung Electronics Co. Ltd. (Semiconductors)	5,206

		11,452

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Spain — 0.12%
20,532	Industria de Diseno Textil SA (Apparel Retail)	$1,170
27,894	Telefonica SA (Integrated Telecommunication Services)	517

		1,687

	Sweden — 0.84%
221,750	Assa Abloy AB, Class – B (Building Products)	4,434
95,002	Hennes & Mauritz AB, B Shares (Apparel Retail)	2,612
103,488	Sandvik AB (Industrial Machinery)	1,262
148,472	Svenska Cellulosa AB, B Shares (Paper Products)	1,747
23,900	Svenska Handelsbanken AB, A Shares (Diversified Banks)	585
116,050	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks) (a)	1,284

		11,924

	Switzerland — 3.30%
28,175	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	984
24,493	Credit Suisse Group AG – Registered (Diversified Capital Markets)	921
138,402	Holcim Ltd. – Registered (Construction Materials) (b)	9,268
108,565	Nestle SA – Registered (Packaged Foods & Meats)	5,236
91,821	Novartis AG – Registered (Pharmaceuticals)	4,451
109,662	Roche Holding AG – Genusscheine (Pharmaceuticals)	15,099
14,888	Swisscom AG – Registered (Integrated Telecommunication Services)	5,049
12,536	Synthes, Inc. (Health Care Equipment)	1,442
18,200	Transocean Ltd. (Oil & Gas Drilling) (a)	865
264,616	UBS AG – Registered (Diversified Capital Markets) (a)(b)	3,507

		46,822

	Taiwan — 0.40%
164,000	Hon Hai Precision Industry Co. Ltd. – Registered GDR (Electronic Manufacturing Services) (a)*	1,164
45,345	HTC Corp. – Sponsored GDR (Computer Hardware)	2,427

Shares	Security Description	Value (000)
	Taiwan (continued)
211,100	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)*	$2,060

		5,651

	United Kingdom — 6.09%
88,478	Anglo American PLC (Diversified Metals & Mining) (a)	3,083
743,262	ARM Holdings PLC (Semiconductors)	3,076
17,645	AstraZeneca PLC (Pharmaceuticals)	832
9,600	Autonomy Corp. PLC (Application Software) (a)	262
602,121	BAE Systems PLC (Aerospace & Defense)	2,802
288,200	Balfour Beatty PLC (Construction & Engineering)	1,025
1,394,221	Barclays PLC (Diversified Banks) (b)	5,564
513,494	BG Group PLC (Integrated Oil & Gas)	7,636
232,391	BHP Billiton PLC (Diversified Metals & Mining)	6,025
123,922	BP PLC (Integrated Oil & Gas)	593
9,900	BP PLC – Sponsored ADR (Integrated Oil & Gas)*	286
456,000	Cable & Wireless Worldwide PLC (Alternative Carriers)	590
177,700	Diageo PLC (Distillers & Vintners)	2,791
1,079,619	HSBC Holdings PLC (Diversified Banks)	9,862
123,200	HSBC Holdings PLC (Diversified Banks)	1,130
178,346	Imperial Tobacco Group PLC (Tobacco)	4,982
8,183,000	Lloyds Banking Group PLC (Diversified Banks) (a)	6,459
192,500	National Grid PLC (Multi-Utilities)	1,405
187,400	Premier Farnell PLC (Technology Distributors)	612
151,361	Prudential PLC (Life & Health Insurance)	1,141
68,433	Rio Tinto PLC (Diversified Metals & Mining)	3,005
438,919	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	11,032
30,308	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	732
9,100	Shire PLC – ADR (Pharmaceuticals)*	558
38,184	Standard Chartered PLC (Diversified Banks)	930
26,350	Standard Chartered PLC (Diversified Banks)	651

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
1,402,111	Tesco PLC (Food Retail)	$7,909
70,766	Xstrata PLC (Diversified Metals & Mining)	926
1,229,400	Yell Group PLC (Publishing) (a)	446

		86,345

	Total Capital Guardian Trust Co.	556,961

	Causeway Capital Management LLC — 33.61%
	China — 0.65%
2,958,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	9,182

	France — 3.67%
20,663	Accor SA (Hotels, Resorts & Cruise Lines)	957
443,301	AXA SA (Multi-line Insurance)	6,772
136,058	BNP Paribas (Diversified Banks)	7,319
232,687	Sanofi-Aventis (Pharmaceuticals)	14,012
236,221	Technip SA (Oil & Gas Equipment & Services)	13,547
227,989	Vinci SA (Construction & Engineering)	9,465

		52,072

	Germany — 3.69%
119,815	Bayer AG (Pharmaceuticals)	6,680
393,455	Deutsche Post AG (Air Freight & Logistics)	5,750
251,637	E.ON AG (Electric Utilities)	6,783
116,748	Linde AG (Industrial Gases)	12,273
65,797	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	8,257
140,675	Siemens AG – Registered (Industrial Conglomerates)	12,608

		52,351

	Greece — 0.31%
353,408	OPAP SA (Casinos & Gaming)	4,397

	Italy — 0.85%
1,342,074	Snam Rete Gas SpA (Gas Utilities)	5,356
3,031,164	UniCredit SpA (Diversified Banks)	6,704

		12,060

	Japan — 6.40%
118,400	Fanuc Ltd. (Industrial Machinery)	13,372
288,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	8,461
1,498	KDDI Corp. (Wireless Telecommunication Services)	7,142
1,758,800	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	7,988

Shares	Security Description	Value (000)
	Japan (continued)
184,300	Sankyo Co. Ltd. (Leisure Products)	$8,332
223,700	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	10,403
51,900	SMC Corp. (Industrial Machinery)	6,944
4,295	Sony Financial Holdings, Inc. (Life & Health Insurance)	14,329
120,400	Tokyo Electron Ltd. (Semiconductor Equipment)	6,487
212,200	Toyota Motor Corp. (Automobile Manufacturers)	7,292

		90,750

	Netherlands — 3.70%
240,090	Akzo Nobel NV (Diversified Chemicals)	12,477
497,863	European Aeronautic Defence and Space Co. (Aerospace & Defense) (a)	10,159
62,403	Gemalto NV (Computer Storage & Peripherals)	2,348
1,251,768	Reed Elsevier NV (Publishing)	13,856
539,278	TNT NV (Air Freight & Logistics)	13,581

		52,421

	Norway — 0.64%
793,900	Aker Solutions ASA (Oil & Gas Equipment & Services)	9,081

	Singapore — 0.60%
813,000	Singapore Airlines Ltd. (Airlines)	8,432

	South Korea — 1.53%
84,727	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	16,124
113,524	KT&G Corp. (Tobacco)	5,582

		21,706

	Spain — 1.45%
605,778	Banco Santander SA (Diversified Banks)	6,351
599,271	Enagas (Gas Utilities)	9,026
275,121	Telefonica SA (Integrated Telecommunication Services)	5,096

		20,473

	Sweden — 0.62%
1,658,851	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	8,793

	Switzerland — 4.56%
183,811	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	6,419
11,129	Givaudan SA – Registered (Specialty Chemicals)	9,455

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Switzerland (continued)
216,148	Novartis AG – Registered (Pharmaceuticals)	$10,479
72,215	Roche Holding AG – Genusscheine (Pharmaceuticals)	9,943
43,282	Sulzer AG – Registered (Industrial Machinery)	4,039
66,193	Transocean Ltd. (Oil & Gas Drilling) (a)	3,145
921,047	UBS AG – Registered (Diversified Capital Markets) (a)	12,206
40,515	Zurich Financial Services AG (Multi-line Insurance)	8,933

		64,619

	United Kingdom — 4.94%
1,695,752	Aviva PLC (Multi-line Insurance)	7,879
290,491	British American Tobacco PLC (Tobacco)	9,218
960,400	HSBC Holdings PLC (Diversified Banks)	8,806
1,619,957	Rexam PLC (Metal & Glass Containers)	7,286
196,686	Rio Tinto PLC (Diversified Metals & Mining)	8,636
1,340,300	Rolls-Royce Group PLC (Aerospace & Defense)	11,186
241,967	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,848
5,435,036	Vodafone Group PLC (Wireless Telecommunication Services)	11,197

		70,056

	Total Causeway Capital Management LLC	476,393

	Total Common Stocks	1,357,637

Principal Amount (000)	Security Description	Value (000)
	Time Deposits — 4.89%
	Artisan Partners LP — 2.61%
$36,986	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	$36,986

	Capital Guardian Trust Co. — 1.75%
24,772	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	24,772

	Causeway Capital Management LLC — 0.53%
7,548	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	7,548

	Total Time Deposits	69,306

	Total Investments (cost $1,589,596) — 100.68%	1,426,943
	Liabilities in excess of other assets — (0.68)%	(9,590)

	Net Assets — 100.00%	$1,417,353

*	Security was not fair valued on June 30, 2010, and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Currency Contracts

Capital Guardian Trust Co.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/10 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
4,824,000	Euro	Bank of New York	07/09/10	$5,881	$5,898	$17
9,799,506	Euro	Bank of New York	07/09/10	11,985	11,982	(3)
770,407,050	Japanese Yen	Bank of New York	07/28/10	8,372	8,719	347

	Total Currencies Purchased			$26,238	$26,599	$361

	Currencies Sold
14,623,506	Euro	Bank of New York	7/9/10	$18,838	$17,881	$957
3,410,916	Euro	CS First Boston Corp.	7/9/10	4,376	4,171	205
770,407,050	Japanese Yen	Bank of New York	7/28/10	8,198	8,719	(521)
441,950,348	Japanese Yen	Bank of America	8/3/10	4,699	5,002	(303)

	Total Currencies Sold			$36,111	$35,773	$338

	Net Unrealized Appreciation/(Depreciation)					$699

At June 30, 2010, Institutional International Equity Portfolio’s open cross currency contracts were as follows:

Capital Guardian Trust Co.

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Settlement Value (000)	Market Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Euro/Japanese Yen	Bank of America	EUR	3,890	YEN	438,009	$4,786	$4,586	$(200)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 88.08%
	Boston Company Asset Management, LLC — 8.08%
	Brazil — 1.30%*
36,360	Banco Santander Brasil SA – ADR (Diversified Banks)	$376
35,400	Braskem SA – Preferred (Commodity Chemicals) (a)	249
4,500	Centrais Eletricas Brasileiras SA (Electric Utilities)	60
12,300	Cielo SA (Data Processing & Outsourced Services)	105
1,700	Companhia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	35
13,900	Companhia de Saneamento de Minas Gerais – Copasa MG (Water Utilities)	193
22,400	Companhia de Tecidos Norte de Minas (Textiles)	58
21,250	Companhia Energetica de Minas Gerais – Preferred (Electric Utilities)	307
9,685	Empresa Brasileira de Aeronautica SA – ADR (Aerospace & Defense)	203
28,800	Grendene SA (Footwear)	124
19,100	Itau Unibanco Holding SA (Diversified Banks)	344
1,850	Itau Unibanco Holding SA – ADR (Diversified Banks)	33
4,450	Itau Unibanco Holding SA – ADR (Diversified Banks) (a)	80
35,600	JBS SA (Packaged Foods & Meats)	148
8,920	Petroleo Brasileiro SA – ADR (Integrated Oil & Gas)	306
19,300	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	575
21,860	Porto Seguro SA (Multi-line Insurance)	224
15,300	Redecard SA (Data Processing & Outsourced Services)	216
14,350	Tele Norte Leste Participacoes SA – ADR (Integrated Telecommunication Services)	215
5,300	Tractebel Energia SA (Independent Power Producers & Energy Traders)	62
22,740	Vale SA – Sponsored ADR (Diversified Metals & Mining)	554

		4,467

	China — 1.56%
267,000	Asia Cement China Holdings Corp. (Construction Materials)	129
206,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	121
68,000	BYD Electronic International Co. Ltd. (Communications Equipment)	38

Shares	Security Description	Value (000)
	China (continued)
314,000	China Communication Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	$152
493,000	China Construction Bank Corp., H Shares (Diversified Banks)	397
1,450	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services)*	72
67,000	China Mobile Ltd. (Wireless Telecommunication Services)	666
1,470	China Petroleum & Chemical Corp. – ADR (Integrated Oil & Gas)*	118
90,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	73
686,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	150
252,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	317
34,000	China Unicom Hong Kong Ltd. (Integrated Telecommunication Services)	45
180,000	Cosco Pacific Ltd. (Marine Ports & Services)	212
546,000	Denway Motors Ltd. (Automobile Manufacturers)	257
6,470	Fuqi International, Inc. ADR (Apparel, Accessories & Luxury Goods) (a)*	44
628,000	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products) (a)	86
162,000	Harbin Power Equipment Co. Ltd., H Shares (Heavy Electrical Equipment)	116
298,000	Huaneng Power International, Inc., H Shares (Independent Power Producers & Energy Traders)	176
394,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	286
410,000	Lumena Resources Corp. (Specialty Chemicals) (a)	108
352,000	Maanshan Iron & Steel Co. Ltd., H Shares (Steel)	154
130,661	NWS Holdings Ltd. (Industrial Conglomerates)	236
560	PetroChina Co. Ltd. – ADR (Integrated Oil & Gas)*	61
500,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	553
924,000	Renhe Commercial Holdings (Real Estate Operating Companies)	191
707,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	162
255,500	Soho China Ltd. (Real Estate Development)	148

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	China (continued)
1,800	Sohu.Com, Inc. ADR (Internet Software & Services) (a)*	$74
72,000	Tianjin Development Holdings Ltd. (Industrial Conglomerates)	44
118,000	TPV Technology Ltd. (Computer Storage & Peripherals)	70
245,500	Weiqiao Textile Co. Ltd., H Shares (Textiles)	150

		5,406

	Hungary — 0.03%
1,302	MOL Hungarian Oil and Gas (Integrated Oil & Gas) (a)	107

	India — 0.83%
45,760	Bank of India (Diversified Banks)	341
83,620	Bharti Airtel Ltd. (Wireless Telecommunication Services)	471
20,220	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	117
5,980	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	60
58,910	India Cements Ltd. – GDR (Construction Materials) (b)	274
58,010	Mahanagar Telephone Nigam Ltd. – ADR (Integrated Telecommunication Services)*	162
23,800	NMDC Ltd. (Diversified Metals & Mining)	135
11,080	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)	520
11,630	Rolta India Ltd. (IT Consulting & Other Services)	42
57,050	Rolta India Ltd. – Sponsored GDR (IT Consulting & Other Services) (b)	206
5,380	State Bank of India – Sponsored GDR (Diversified Banks) (b)	533

		2,861

	Indonesia — 0.14%
223,500	PT Indosat Tbk (Wireless Telecommunication Services)	121
265,000	PT International Nickel Indonesia Tbk (Diversified Metals & Mining)	108
370,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	119
134,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	114

		462

Shares	Security Description	Value (000)
	Israel — 0.05%
26,660	Makhteshim- Agan Industries Ltd. (Fertilizers & Agricultural Chemicals)	$89
1,620	Teva Pharmaceutical Industries Ltd. – Sponsored ADR (Pharmaceuticals)*	84

		173

	Malaysia — 0.26%
153,600	Gamuda Berhad (Construction & Engineering)	150
369,500	Genting Malaysia Berhad (Casinos & Gaming)	310
169,600	Malayan Banking Berhad (Diversified Banks)	395
18,800	Tenaga Nasional Berhad (Electric Utilities)	49

		904

	Mexico — 0.22%*
3,330	America Movil SAB de CV, Series L – ADR (Wireless Telecommunication Services)	158
124,400	Consorcio ARA SAB de CV (Homebuilding)	74
6,390	Desarrolladora Homex SA de CV – ADR (Homebuilding) (a)	161
47,700	Embotelladoras Arca SAB de CV (Soft Drinks)	163
54,400	Grupo Continental SAB (Soft Drinks)	151
5,500	Grupo Simec SA de CV, Series B (Steel) (a)	13
14,600	Industrias CH SAB, Series B (Steel) (a)	49

		769

	Philippines — 0.02%
63,300	Bank of the Philippine Islands (Diversified Banks)	62

	Poland — 0.11%
9,110	Asseco Poland SA (Systems Software)	144
1,545	Bank Pekao SA (Diversified Banks)	70
35,160	Telekomunikacja Polska SA (Integrated Telecommunication Services)	148

		362

	Russia — 0.33%
8,178	Gazprom – Sponsored ADR (Integrated Oil & Gas)	154
31,350	Gazprom – Sponsored ADR (Integrated Oil & Gas)*	590
6,090	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	313
6,130	Mining and Metallurgical Co. Norilsk Nickel – ADR (Diversified Metals & Mining) (a)	88

		1,145

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	South Africa — 0.72%
736	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	$70
2,620	AngloGold Ashanti Ltd. – Sponsored ADR (Gold)*	113
11,005	ArcelorMittal South Africa Ltd. (Steel) (a)	109
20,250	Barloworld Ltd. (Industrial Conglomerates)	107
56,684	FirstRand Ltd. (Other Diversified Financial Services)	133
4,498	Gold Fields Ltd. (Gold)	60
38,280	JD Group Ltd. (Home Improvement Retail)	201
28,587	MTN Group Ltd. (Wireless Telecommunication Services)	375
51,430	Murray & Roberts Holdings Ltd. (Construction & Engineering)	259
67,240	Nampak Ltd. (Metal & Glass Containers)	168
659	Nedbank Group Ltd. (Diversified Banks)	10
39,550	Sappi Ltd. (Paper Products) (a)	153
8,732	Sasol Ltd. (Integrated Oil & Gas)	311
29,469	Standard Bank Group Ltd. (Diversified Banks)	391
6,630	Telkom South Africa Ltd. (Integrated Telecommunication Services)	33

		2,493

	South Korea — 1.34%
424	CJ Cheiljedang Corp. (Packaged Foods & Meats)	77
7,710	Hyundai Development Co. (Construction & Engineering)	172
2,980	Jinro Ltd. (Distillers & Vintners)	82
13,890	Kangwon Land, Inc. (Casinos & Gaming)	210
4,200	KB Financial Group, Inc. ADR (Diversified Banks)*	159
6,324	KB Financial Group, Inc. (Diversified Banks)	242
6,770	Korea Electric Power Corp. (Electric Utilities) (a)	175
21,531	Korean Reinsurance Co. (Reinsurance)	169
1,650	KT Corp. (Integrated Telecommunication Services)	61
4,500	KT Corp. – Sponsored ADR (Integrated Telecommunication Services)*	86
4,481	KT&G Corp. (Tobacco)	220
2,679	LG Electronics, Inc. (Consumer Electronics)	204
71	Lotte Chilsung Beverage Co. Ltd. (Soft Drinks)	46
136	Lotte Shopping Co. (Department Stores)	39
776	Nong Shim Co. Ltd. (Packaged Foods & Meats)	145

Shares	Security Description	Value (000)
	South Korea (continued)
136	OCI Co. Ltd. (Diversified Chemicals)	$27
802	POSCO (Steel)	304
1,410	POSCO – ADR (Steel)*	133
3,594	S-Oil Corp. (Oil & Gas Refining & Marketing)	158
1,260	Samsung Electronics Co. Ltd. (Semiconductors)	790
1,337	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	212
2,390	Shinhan Financial Group Co. Ltd. (Diversified Banks)	88
254	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	110
899	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	118
9,460	SK Telecom Co. Ltd. – ADR (Wireless Telecommunication Services)*	139
21,960	Tong Yang Life Insurance Co.Ltd. (Life & Health Insurance)	229
1,734	Yuhan Corp. (Pharmaceuticals)	217

		4,612

	Taiwan — 0.78%
4,295	Asustek Computer, Inc. – GDR (Computer Hardware) (b)	160
30,700	AU Optronics Corp. ADR (Electronic Components)*	273
5,840	China Steel Corp. – Sponsored GDR (Steel) (b)	108
34,900	First Financial Holding Co. Ltd. (Diversified Banks) (b)	388
24,120	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR (Electronic Manufacturing Services) (a)(b)	171
28,630	Pegatron Corp. (Computer Storage & Peripherals) (a)(c)	54
56,840	Quanta Computer, Inc. – GDR (Computer Hardware) (b)	518
62,830	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors)*	613
142,020	United Microelectronics Corp. – Sponsored ADR (Semiconductors) (a)*	413

		2,698

	Tanzania — 0.04%
15,220	African Barrick Gold Ltd. (Gold) (a)	144

	Thailand — 0.19%
54,000	Bangkok Bank Public Co. Ltd. (Diversified Banks)	211
7,300	Bangkok Bank Public Co. Ltd. (Diversified Banks)	28

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Boston Company Asset Management, LLC (continued)
	Thailand (continued)
11,100	Kasikornbank Public Co. Ltd. (Diversified Banks)	$31
70,800	Kasikornbank Public Co. Ltd. (Diversified Banks)	206
59,500	Krung Thai Bank Public Co. Ltd. (Diversified Banks)	23
19,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	149

		648

	Turkey — 0.14%
56,790	Hurriyet Gazetecilik ve Matbaacilik AS (Publishing)	46
77,584	Turk Sise Ve Cam Fabrikalari AS (Housewares & Specialties) (a)	85
19,714	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	102
7,110	Turkcell lletisim Hizmetleri AS – ADR (Wireless Telecommunication Services)*	92
49,575	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	154

		479

	Ukraine — 0.02%
20,900	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	76

	Total Boston Company Asset Management, LLC	27,868

	SSgA Funds Management, Inc. — 80.00%
	Brazil — 11.87%*
151,480	Banco Bradesco SA – ADR (Diversified Banks)	2,402
38,700	Banco Bradesco SA – Preferred (Diversified Banks)	609
76,500	Banco do Brasil SA (Diversified Banks)	1,059
112,300	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)	798
18,300	Companhia Brasileira de Distribuicao Grupo Pao de Acucar – Sponsored ADR (Hypermarkets & Super Centers)	1,272
21,300	Companhia de Bebidas das Americas – ADR (Brewers)	2,152
76,200	Companhia Paranaense de Energia-Copel – Sponsored ADR (Electric Utilities)	1,574
94,700	Companhia Siderurgica Nacional SA – Sponsored ADR (Steel)	1,391
68,600	Duratex SA (Forest Products)	620
25,100	Hypermarcas SA (Personal Products) (a)	322
221,700	Itau Unibanco Holding SA (Diversified Banks)	3,998

Shares	Security Description	Value (000)
	Brazil (continued)
1,876	Itausa – Investimentos Itau SA (Diversified Banks)	$11
301,500	Itausa – Investimentos Itau SA – Preferred (Diversified Banks)	1,800
13,200	Lojas Renner SA (Department Stores)	361
102,400	MRV Engenharia e Participacoes SA (Homebuilding)	724
73,900	Natura Cosmeticos SA (Personal Products)	1,638
124,400	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)	1,156
20,400	Petroleo Brasileiro SA – ADR (Integrated Oil & Gas)	700
221,000	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	6,586
39,725	Suzano Papel e Celulose SA (Paper Products)	335
60,600	Tractebel Energia SA (Independent Power Producers & Energy Traders)	709
23,000	Ultrapar Participacoes SA – Preferred (Oil & Gas Storage & Transportation)	1,097
31,900	Usinas Siderurgicas de Minas Gerais SA (Steel)	849
343,100	Vale SA – Sponsored ADR (Diversified Metals & Mining)	8,355
17,700	Vivo Participacoes SA – ADR (Wireless Telecommunication Services)	459

		40,977

	China — 8.16%
626,000	Air China Ltd., H Shares (Airlines) (a)	614
5,975,000	Bank of China Ltd., H Shares (Diversified Banks)	3,015
313,500	BBMG Corp., H Shares (Construction Materials)	324
101,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	659
630,000	Chaoda Modern Agriculture Holdings Ltd. (Agricultural Products)	614
302,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	167
436,000	China Coal Energy Co., H Shares (Coal & Consumable Fuels)	545
4,479,000	China Construction Bank Corp., H Shares (Diversified Banks)	3,606
253,000	China High Speed Transmission Equipment Group Co. Ltd. (Heavy Electrical Equipment)	531
661,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	2,891
349,500	China Merchants Bank Co. Ltd., H Shares (Diversified Banks)	836

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	China (continued)
1,656,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	$1,336
194,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	700
738,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	355
552,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	640
265,000	Golden Eagle Retail Group Ltd. (Department Stores)	553
3,657,000	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,658
264,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	491
5,700	New Oriental Education & Technology Group, Inc. – Sponsored ADR (Education Services) (a)*	531
1,454,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,608
66,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	545
816,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	362
237,000	Shimao Property Holdings Ltd. (Real Estate Development)	368
778,500	Soho China Ltd. (Real Estate Development)	451
118,800	Tencent Holdings Ltd. (Internet Software & Services)	1,968
154,000	Xinao Gas Holdings Ltd. (Gas Utilities)	341
560,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,077
424,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	391

		28,177

	Colombia — 0.30%*
7,300	BanColombia SA – Sponsored ADR (Diversified Banks)	366
308,869	Ecopetrol SA (Integrated Oil & Gas)	446
14,216	Grupo de Inversiones Suramericana SA (Multi-Sector Holdings)	221

		1,033

	Czech Republic — 1.17%
55,488	CEZ A/S (Electric Utilities)	2,262
6,784	Komercni Banka A/S (Diversified Banks)	1,088

Shares	Security Description	Value (000)
	Czech Republic (continued)
35,784	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	$694

		4,044

	Egypt — 1.69%
187,923	Al Ezz Steel Rebars SAE (Steel) (a)	573
117,137	Commercial International Bank (Diversified Banks)	1,371
12,891	Egyptian Co. for Mobile Services (Wireless Telecommunication Services)	379
96,658	Egyptian Financial Group – Hermes Holding (Investment Banking & Brokerage)	488
25,240	ELSwedy Cables Holding, Co. (Electrical Components & Equipment) (a)	294
32,465	Orascom Construction Industries (Construction & Engineering)	1,278
347,015	Orascom Telecom Holding SAE (Wireless Telecommunication Services)	299
45,654	Orascom Telecom Holding SAE – Registered GDR (Wireless Telecommunication Services)	198
279,156	Talaat Moustafa Group (Real Estate Development) (a)	356
218,686	Telecom Egypt (Integrated Telecommunication Services)	599

		5,835

	Hong Kong — 4.28%
486,000	Agile Property Holdings Ltd. (Real Estate Development)	497
325,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	585
313,000	China Agri-Industries Holdings Ltd. (Agricultural Products)	362
838,000	China Citic Bank, H Shares (Diversified Banks)	530
124,000	China Everbright Ltd. (Other Diversified Financial Services)	282
513,500	China Mobile Ltd. (Wireless Telecommunication Services)	5,103
112,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	254
143,000	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	435
1,584,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	2,692
234,000	Guangdong Investment Ltd. (Water Utilities)	110
167,500	Hengan International Group Co. Ltd. (Personal Products)	1,356

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hong Kong (continued)
160,000	Hopson Development Holdings Ltd. (Real Estate Development)	$197
74,000	Kingboard Chemical Holdings Ltd. (Electronic Components)	318
684,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	503
121,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	479
72,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	464
812,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	605

		14,772

	Hungary — 0.94%
15,644	MOL Hungarian Oil and Gas (Integrated Oil & Gas) (a)	1,290
64,035	OTP Bank PLC (Diversified Banks) (a)	1,292
3,678	Richter Gedeon (Pharmaceuticals)	651

		3,233

	India — 5.98%
35,120	Axis Bank Ltd. (Diversified Banks)	931
11,460	Bajaj Auto Ltd. (Motorcycle Manufacturers)	610
6,876	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	362
18,648	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	583
50,690	GAIL India Ltd. (Gas Utilities)	507
33,458	HDFC Bank Ltd. (Diversified Banks)	1,374
11,039	Hero Honda Motors Ltd. (Motorcycle Manufacturers)	484
171,774	Hindalco Industries Ltd. (Aluminum)	528
19,556	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	1,233
76,114	ICICI Bank Ltd. (Diversified Banks)	1,392
47,632	Infosys Technologies Ltd. (IT Consulting & Other Services)	2,842
121,641	Infrastructure Development Finance Co. Ltd. (Specialized Finance)	467
133,915	ITC Ltd. (Tobacco)	874
49,846	Jindal Steel & Power Ltd. (Steel)	666
15,113	Larsen & Toubro Ltd. (Construction & Engineering)	585
48,656	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	651
18,182	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	514

Shares	Security Description	Value (000)
	India (continued)
120,289	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	$2,800
82,194	Sesa Goa Ltd. (Steel)	615
21,813	Siemens India Ltd. (Industrial Conglomerates)	343
57,793	Steel Authority of India Ltd. (Steel)	237
1,883	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	72
73,019	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	1,172
21,716	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	360
8,930	Tata Power Co. Ltd. (Electric Utilities)	250
24,690	Wipro Ltd. (IT Consulting & Other Services)	203

		20,655

	Indonesia — 4.26%
1,748,000	PT Adaro Energy Tbk (Coal & Consumable Fuels)	380
510,000	PT Astra International Tbk (Automobile Manufacturers)	2,696
2,261,500	PT Bank Central Asia Tbk (Diversified Banks)	1,472
1,928,500	PT Bank Mandiri Tbk (Diversified Banks)	1,265
1,659,000	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,685
2,150,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	439
2,223,000	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	1,008
2,208,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	937
912,500	PT Semen Gresik Persero Tbk (Construction Materials)	875
302,500	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	571
2,468,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	2,093
322,000	PT Unilever Indonesia Tbk (Household Products)	601
341,500	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	700

		14,722

	Malaysia — 0.78%
127,300	AirAsia Berhad (Airlines)(a)	49
153,700	Axiata Group Berhad (Wireless Telecommunication Services) (a)	185
59,400	Berjaya Sports Toto Berhad (Casinos & Gaming)	78

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Malaysia (continued)
2,900	British American Tobacco Berhad (Tobacco)	$39
160,800	CIMB Group Holdings Berhad (Diversified Banks)	347
22,500	Digi.Com Berhad (Wireless Telecommunication Services)	160
39,700	Genting Berhad (Casinos & Gaming)	87
69,800	Genting Malaysia Berhad (Casinos & Gaming)	59
24,300	Hong Leong Financial Group Berhad (Diversified Banks)	63
56,300	IJM Corp. Berhad (Construction & Engineering)	85
20,300	IOI Corp. Berhad (Agricultural Products)	31
11,400	Kuala Lumpur Kepong Berhad (Agricultural Products)	58
133,000	Malayan Banking Berhad (Diversified Banks)	310
108,000	PLUS Expressways Berhad (Highways & Railtracks)	113
10,200	PPB Group Berhad (Agricultural Products)	50
67,400	Public Bank Berhad (Diversified Banks)	248
3,255	Public Bank Berhad (Diversified Banks)	12
56,600	RHB Capital Berhad (Diversified Banks)	103
55,800	Sime Darby Berhad (Industrial Conglomerates)	137
12,300	Tanjong PLC (Independent Power Producers & Energy Traders)	66
99,400	Telekom Malaysia Berhad (Integrated Telecommunication Services)	103
81,800	Tenaga Nasional Berhad (Electric Utilities)	212
45,200	UMW Holdings Berhad (Auto Parts & Equipment)	88

		2,683

	Mexico — 4.30%*
65,000	Alfa SAB, Class – A (Industrial Conglomerates)	488
107,900	America Movil SAB de CV, Series L – ADR (Wireless Telecommunication Services)	5,125
18,304	Cemex SAB de CV – Sponsored ADR (Construction Materials) (a)	177
26,800	Fomento Economico Mexicano SAB de CV – Sponsored ADR (Soft Drinks)	1,156
117,100	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	342
35,800	Grupo Bimbo SAB de CV – Series A (Packaged Foods & Meats)	257
315,000	Grupo Financiero Banorte SAB de CV (Diversified Banks)	1,194

Shares	Security Description	Value (000)
	Mexico (continued)
650,200	Grupo Mexico SAB de CV – Series B (Diversified Metals & Mining)	$1,544
83,500	Grupo Modelo SAB de CV – Series C (Brewers)	413
61,900	Grupo Televisa SA – Sponsored ADR (Broadcasting)	1,078
119,400	Kimberly-Clark de Mexico SAB de CV – Class A (Household Products)	694
267,600	Mexichem SAB de CV (Commodity Chemicals)	693
753,300	Wal-Mart de Mexico SAB de CV – Series V (Hypermarkets & Super Centers)	1,669

		14,830

	Netherlands — 0.11%
11,483	X5 Retail Group NV – Registered GDR (Food Retail)(a)	385

	Peru — 1.33%*
66,500	Compania de Minas Buenaventura SA – ADR (Precious Metals & Minerals)	2,556
22,500	Credicorp Ltd. (Diversified Banks)	2,045

		4,601

	Philippines — 0.88%
28,900	Ayala Corp. (Multi-Sector Holdings)	201
1,382,900	Ayala Land, Inc. (Diversified Real Estate Activities)	390
348,200	Bank of the Philippine Islands (Diversified Banks)	338
3,973,000	Energy Development Corp. (Independent Power Producers & Energy Traders)	378
161,700	First Philippine Holdings Corp. (Electric Utilities)	190
62,600	Jollibee Foods Corp. (Restaurants)	94
174,400	Metropolitan Bank & Trust Co. (Diversified Banks)	231
13,300	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)*	678
43,730	SM Investments Corp. (Industrial Conglomerates)	391
581,000	SM Prime Holdings, Inc. (Real Estate Operating Companies)	135

		3,026

	Poland — 0.89%
6,448	Bank Pekao SA (Diversified Banks)	294
19,309	KGHM Polska Miedz SA (Diversified Metals & Mining)	499
61,654	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	639
105,609	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	1,128

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Poland (continued)
3,170	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance) (a)	$327
40,459	Telekomunikacja Polska SA (Integrated Telecommunication Services)	170

		3,057

	Russia — 8.21%
5,579	Comstar United Telesystems – GDR (Alternative Carriers) (a)	35
67,715	Comstar United Telesystems – GDR (Alternative Carriers)	410
35,058	Gazprom – Sponsored ADR (Integrated Oil & Gas)	660
361,684	Gazprom – Sponsored ADR (Integrated Oil & Gas)*	6,803
55,753	Globaltrans Investment PLC – Sponsored GDR Registered (Railroads)	786
536,656,086	INTER RAO UES (Electric Utilities) (a)	735
68,700	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	3,538
34,600	Mechel – Sponsored ADR (Steel)*	628
142,373	Mining and Metallurgical Co. Norilsk Nickel – ADR (Diversified Metals & Mining) (a)	2,041
15,900	Mobile TeleSystems – Sponsored ADR (Wireless Telecommunication Services)*	305
18,996	NovaTek OAO – Sponsored GDR Registered (Oil & Gas Exploration & Production)	1,354
27,578	Polymetal (Precious Metals & Minerals) (a)	365
282,431	Rosneft Oil Co. (Integrated Oil & Gas)	1,547
7,163,900	Rushydro (Electric Utilities) (a)	338
1,526,187	Sberbank (Diversified Banks)	3,667
43,086	Sistema JSFC – Sponsored GDR Registered (Wireless Telecommunication Services)	1,004
2,540,764	Surgutneftegaz – Preferred (Integrated Oil & Gas)	1,171
33,290	Tatneft – Sponsored ADR (Oil & Gas Exploration & Production)	929
18,200	VimpelCom Ltd. – Sponsored ADR (Wireless Telecommunication Services) (a)*	295
680,950,263	VTB Bank OJSC (Diversified Banks)	1,737

		28,348

Shares	Security Description	Value (000)
	South Africa — 3.29%
21,208	ABSA Group Ltd. (Diversified Banks)	$335
19,352	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	405
2,795	Anglo Platinum Ltd. (Precious Metals & Minerals) (a)	264
7,400	AngloGold Ashanti Ltd. – Sponsored ADR (Gold)*	320
58,532	Aveng Ltd. (Construction & Engineering)	262
19,759	Bidvest Group Ltd. (Industrial Conglomerates)	313
8,035	Exxaro Resources Ltd. (Diversified Metals & Mining)	115
200,815	FirstRand Ltd. (Other Diversified Financial Services)	471
42,535	Gold Fields Ltd. (Gold)	571
26,000	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	606
24,870	Imperial Holdings Ltd. (Distributors)	277
42,866	Investec Ltd. (Diversified Capital Markets)	299
17,185	Kumba Iron Ore Ltd. (Steel)	711
229,245	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities) (a)	406
15,717	Massmart Holdings Ltd. (Hypermarkets & Super Centers)	241
74,008	MTN Group Ltd. (Wireless Telecommunication Services)	971
11,564	Naspers Ltd., N Shares (Cable & Satellite)	390
10,018	Nedbank Group Ltd. (Diversified Banks)	156
46,532	Remgro Ltd. (Multi-Sector Holdings)	573
86,357	RMB Holdings Ltd. (Other Diversified Financial Services)	350
88,865	Sanlam Ltd. (Life & Health Insurance)	264
25,701	Sasol Ltd. (Integrated Oil & Gas)	914
47,298	Standard Bank Group Ltd. (Diversified Banks)	628
88,487	Steinhoff International Holdings Ltd. (Home Furnishings) (a)	205
25,558	Tiger Brands Ltd. (Packaged Foods & Meats)	566
48,309	Truworths International Ltd. (Apparel Retail)	337
30,039	Vodacom Group Ltd. (Wireless Telecommunication Services)	229
59,301	Woolworths Holdings Ltd. (Department Stores)	184

		11,363

	South Korea — 11.01%
503	Amorepacific Corp. (Personal Products)	428
20,730	Daegu Bank (Regional Banks)	235
11,931	Daelim Industrial Co. Ltd. (Construction & Engineering)	615

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	South Korea (continued)
10,140	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	$154
18,920	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	543
2,095	GLOVIS Co. Ltd. (Air Freight & Logistics)	228
12,770	GS Holdings (Oil & Gas Refining & Marketing)	398
30,360	Hana Financial Group, Inc. (Diversified Banks)	805
4,122	Honam Petrochemical Corp. (Commodity Chemicals)	488
5,480	Hyundai Department Store Co. Ltd. (Department Stores)	524
4,699	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	894
14,176	Hyundai Mobis (Auto Parts & Equipment)	2,378
25,401	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	2,973
9,203	Hyundai Steel Co. (Steel)	673
38,390	Industrial Bank of Korea (Diversified Banks)	449
34,800	Kangwon Land, Inc. (Casinos & Gaming)	525
972	KCC Corp. (Building Products)	234
48,150	Korea Exchange Bank (Diversified Banks)	491
1,581	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	279
27,720	KT Corp. (Integrated Telecommunication Services)	1,024
6,491	KT&G Corp. (Tobacco)	319
6,630	LG Chem Ltd. (Commodity Chemicals)	1,663
20,790	LG Corp. (Industrial Conglomerates)	1,112
30,380	LG Display Co. Ltd. (Electronic Components)	999
7,325	LG Electronics, Inc. (Consumer Electronics)	557
1,553	LG Household & Health Care Ltd. (Household Products)	441
6,834	POSCO (Steel)	2,590
14,172	Samsung Electronics Co. Ltd. (Semiconductors)	8,890
3,827	Samsung Electronics Co. Ltd. – Preferred (Semiconductors)	1,632
6,889	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	1,094
60,140	Shinhan Financial Group Co. Ltd. (Diversified Banks)	2,214
4,878	SK Holdings Co. Ltd. (Industrial Conglomerates)	346

Shares	Security Description	Value (000)
	South Korea (continued)
9,458	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	$1,240
9,530	Woongjin Coway Co. Ltd. (Household Appliances)	319
21,050	Woori Finance Holdings Co. Ltd. (Diversified Banks)	248

		38,002

	Taiwan — 4.41%
256,000	Acer, Inc. (Computer Hardware)	595
119,000	Advanced Semiconductor Engineering, Inc. (Semiconductors)	94
307,000	Asia Cement Corp. (Construction Materials)	270
17,700	Asustek Computer, Inc. (Computer Storage & Peripherals)	131
707,000	AU Optronics Corp. (Electronic Components)	626
58,000	Catcher Technology Co. Ltd. (Computer Storage & Peripherals)	125
237,000	Cathay Financial Holding Co. Ltd. (Life & Health Insurance) (a)	351
560,000	China Steel Corp. (Steel)	516
619,000	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	338
161,636	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	320
231,000	Compal Electronics, Inc. (Computer Hardware)	275
192,000	Coretronic Corp. (Electronic Equipment & Instruments)	282
113,000	Delta Electronics, Inc. (Electronic Components)	361
370,000	Far Eastern New Century Corp. (Industrial Conglomerates)	381
41,000	Farglory Land Development Co. Ltd. (Real Estate Development)	81
445,000	First Financial Holding Co. Ltd. (Diversified Banks)	245
50,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	121
440,000	Formosa Plastics Corp. (Commodity Chemicals)	926
523,000	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services) (a)	581
350,000	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services) (a)	1,228
41,000	HTC Corp. (Computer Hardware)	545
54,000	MediaTek, Inc. (Semiconductors)	754
333,000	Mega Financial Holding Co. Ltd. (Diversified Banks)	178

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Taiwan (continued)
47,639	Pegatron Corp. (Computer Hardware) (a)	$45
431,000	Pou Chen Corp. (Footwear)	335
166,000	Powertech Technology, Inc. (Semiconductors)	461
52,000	Silitech Technology Corp. (Electrical Components & Equipment)	133
480,000	Taiwan Cooperative Bank (Diversified Banks)	289
83,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	217
135,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	275
1,407,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	2,631
129,000	Tripod Technology Corp. (Electronic Components)	477
63,000	U-Ming Marine Transport Corp. (Marine)	120
71,000	Uni-President Enterprises Corp. (Packaged Foods & Meats)	78
299,000	United Microelectronics Corp. (Semiconductors) (a)	132
286,000	Wistron Corp. (Computer Hardware)	419
537,000	Yuanta Financial Holding Co. Ltd. (Investment Banking & Brokerage)	287

		15,223

	Thailand — 1.19%
47,700	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	127
17,700	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	47
104,400	Bangkok Bank Public Co. Ltd. (Diversified Banks)	399
15,900	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	297
10,950	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	203
99,400	BEC World Public Co. Ltd. (Broadcasting)	84
299,400	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	187
267,400	CP ALL Public Co. Ltd. (Food Retail)	235
50,600	CP ALL Public Co. Ltd. (Food Retail)	45
226,800	Kasikornbank Public Co. Ltd. (Diversified Banks)	630
116,900	PTT Aromatics & Refining Public Co. Ltd. (Oil & Gas Refining & Marketing)	90

Shares	Security Description	Value (000)
	Thailand (continued)
100,300	PTT Aromatics & Refining Public Co. Ltd. (Oil & Gas Refining & Marketing)	$77
38,700	PTT Chemical Public Co. Ltd. (Commodity Chemicals)	124
37,000	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	162
20,900	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	92
39,400	PTT Public Co. Ltd. (Integrated Oil & Gas)	297
30,400	PTT Public Co. Ltd. (Integrated Oil & Gas)	229
75,600	Siam Commercial Bank Public Co. Ltd. (Diversified Banks)	188
58,200	Siam Commercial Bank Public Co. Ltd. (Diversified Banks)	145
100,700	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	136
38,100	The Siam Cement Public Co. Ltd. (Construction Materials)	305

		4,099

	Tokelau — 0.16%
48,849	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	570

	Turkey — 4.19%
350,095	Akbank TAS (Diversified Banks)	1,678
120,493	Arcelik AS (Household Appliances)	507
33,702	BIM Birlesik Magazalar AS (Food Retail)	934
194,431	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	781
364,984	Koc Holding AS (Industrial Conglomerates)	1,235
59,960	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,088
215,741	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	689
166,254	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	863
729,694	Turkiye Garanti Bankasi AS (Diversified Banks)	3,038
135,383	Turkiye Halk Bankasi AS (Diversified Banks)	1,000
604,945	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	1,873
289,763	Yapi ve Kredi Bankasi AS (Diversified Banks) (a)	784

		14,470

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	United Kingdom — 0.06%
5,597	Anglo American PLC (Diversified Metals & Mining) (a)	$195

	United States — 0.54%
70,200	Southern Copper Corp. (Diversified Metals & Mining)*	1,863

	Total SSgA Funds Management, Inc.	276,163

	Total Common Stocks	304,031

	Mutual Funds — 9.51%
	Boston Company Asset Management, LLC — 0.16%
49,810	iShares MSCI Taiwan Index Fund	558

	SSgA Funds Management, Inc. — 9.35%
9,944,000	Alliance Money Market Fund Prime Portfolio, 0.21% (d)	9,944
8,501,194	Federated Prime Obligations Portfolio, 0.23% (d)	8,501
93,800	iShares MSCI Emerging Markets Index	3,501
271,400	Vanguard Emerging Markets ETF	10,310

	Total SSgA Funds Management, Inc.	32,256

	Total Mutual Funds	32,814

	Rights — 0.00%
	Boston Company Asset Management, LLC — 0.00%
	China — 0.00%
251,200	Global Bio-chem Technology Group Co. Ltd. (Agricultural Products)	11

Shares or Principal Amount (000)	Security Description	Value (000)
	Warrants — 0.00%
	SSgA Funds Management, Inc. — 0.00%
11	Kingboard Chemicals Holdings Ltd.	$—

	Time Deposits — 0.44%
	Boston Company Asset Management, LLC — 0.44%
$1,515	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	1,515

	Total Investments (cost $357,300) — 98.03%	338,371
	Other assets in excess of liabilities — 1.97%	6,813

	Net Assets — 100.00%	$345,184

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was not fair valued on June 30, 2010 and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security was valued in good faith under procedures established by the Board of Directors.

(d)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
364	MSCI Taiwan Index Future	$9,180	Jul-10	$(242)
103	H-Shares IDX Future	7,550	Jul-10	(223)
125	FTSE/JSE TOP 40	3,804	Sep-10	(187)

	Net Unrealized Appreciation/(Depreciation)			$(652)

^	See Statement of Assets and Liabilities for Segregated cash for collateral

See accompanying notes to financial statements

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Currency Contracts

SSgA Funds Management, Inc.

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 6/30/2010 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
259,440,000	Taiwan Dollar	Morgan Stanley	07/16/10	$8,000	$8,085	$85

	Total Currency Purchased			$8,000	$8,085	$85

	Net Unrealized Appreciation/(Depreciation)					$85

See accompanying notes to financial statements

HC CAPITAL TRUST

The Commodity Related Securities Portfolio

Portfolio of Investments — June 30, 2010

Shares	Security Description	Value (000)
	Common Stocks — 91.85%
	Wellington Management Company, LLP — 91.85%
	Aluminum — 1.73%
1,657,959	Alumina Ltd.	$2,098

	Coal & Consumable Fuels — 6.32%*
96,400	Cameco Corp.	2,052
26,900	Cameco Corp.	572
91,300	CONSOL Energy, Inc.	3,082
49,300	Peabody Energy Corp.	1,929

		7,635

	Diversified Metals & Mining — 15.39%
87,959	Anglo American PLC (a)	3,064
176,022	BHP Billiton PLC	4,563
31,500	Freeport-McMoRan Copper & Gold, Inc.*	1,863
72,732	Rio Tinto PLC	3,194
65,400	Rio Tinto PLC – Sponsored ADR*	2,851
92,100	Vale SA – Sponsored ADR*	1,936
85,970	Xstrata PLC	1,126

		18,597

	Gas Utilities — 1.70%*
56,900	EQT Corp.	2,056

	Gold — 6.03%
61,700	AngloGold Ashanti Ltd. – Sponsored ADR*	2,664
36,600	Barrick Gold Corp.*	1,662
130,375	Gold Fields Ltd.	1,751
41,533	Newcrest Mining Ltd.	1,211

		7,288

	Integrated Oil & Gas — 36.15%
294,730	BG Group PLC	4,383
116,900	BP PLC – Sponsored ADR*	3,376
55,300	Chevron Corp.*	3,753
74,700	ConocoPhillips*	3,667
139,900	Eni SpA – Sponsored ADR*	5,113
96,200	Exxon Mobil Corp.*	5,490
109,921	Gazprom – Sponsored ADR*	2,068
40,300	Hess Corp.*	2,029
54,300	Marathon Oil Corp.*	1,688
16,450	PetroChina Co. Ltd. – ADR*	1,805
32,200	Petroleo Brasileiro SA – ADR*	1,105
104,000	Repsol YPF SA – ADR*	2,090
147,000	Suncor Energy, Inc.*	4,327
62,400	Total SA – Sponsored ADR*	2,786

		43,680

	Oil & Gas Exploration & Production — 19.18%*
28,300	Anadarko Petroleum Corp.	1,021
131,600	Canadian Natural Resources Ltd.	4,369
117,600	Chesapeake Energy Corp.	2,464
67,300	Denbury Resources, Inc. (a)	985

Shares or Principal Amount (000)	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
38,600	Devon Energy Corp.	$2,352
69,700	EnCana Corp.	2,111
39,900	EOG Resources, Inc.	3,925
24,200	Noble Energy, Inc.	1,460
63,300	Southwestern Energy Co. (a)	2,446
46,100	Ultra Petroleum Corp. (a)	2,040

		23,173

	Oil & Gas Refining & Marketing — 1.36%
34,988	Reliance Industries Ltd. – Sponsored GDR (b)	1,642

	Oil & Gas Storage & Transportation — 1.09%*
72,000	The Williams Cos., Inc.	1,316

	Precious Metals & Minerals — 2.90%
37,119	Anglo Platinum, Ltd. (a)	3,506

	Total Common Stocks	110,991

	Time Deposits — 8.81%
	Wellington Management Company, LLP — 8.81%
$10,653	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/1/10	10,653

	Total Time Deposits	10,653

	Total Investments (cost $128,012) — 100.66%	121,644
	Liabilities in excess of other assets — (0.66)%	(803)

	Net Assets — 100.00%	$120,841

*	Security was not fair valued on June 30, 2010 and represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to financial statements

HC CAPITAL TRUST

The Commodity Related Securities Portfolio

Portfolio of Investments (concluded) — June 30, 2010

The investment concentrations for The Commodity Related Securities Portfolio as a percentage of net assets, by country, as of June 30, 2010, were as follows:

Country Allocation	Percentage of Value
United States	44.5%
United Kingdom	18.5%
Canada	12.4%
South Africa	6.6%
Italy	4.2%
Australia	2.7%
Brazil	2.5%
France	2.3%
Spain	1.7%
Russia	1.7%
China	1.5%
India	1.4%

100.0%

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 21.06%
$565	ASG Resecuritization Trust, Series 2009-3, Class A65 (a)(b)	5.49	3/26/37	$564
957	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class ASB	4.59	7/10/43	988
2,132	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB (b)	5.71	1/10/17	2,294
386	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4	5.49	10/10/17	391
1,042	Banc of America Funding Corp., Series 2009-R6, Class 3A1 (a)	5.54	1/26/37	1,019
1,000	Banc of America Large Loan, Series 2009-UB1, Class A4A (a)(b)	5.70	6/24/50	1,061
1,291	BCAP LLC Trust, Series 2009-RR2, Class A1 (a)(b)	5.57	1/21/38	1,320
1,067	BCAP LLC Trust, Series 2009-RR4, Class 2A1 (a)(b)	5.92	7/26/36	1,048
1,326	BCAP LLC Trust, Series 2009-RR4, Class 3A1 (a)(b)	5.42	4/26/37	1,308
734	BCAP LLC Trust, Series 2009-RR4, Class 9A1 (a)(b)	5.30	10/26/35	716
1,425	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1 (b)	4.63	2/25/36	1,290
2,398	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (b)	5.90	6/25/47	1,870
925	Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 (b)	5.69	6/11/50	936
899	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB	4.98	2/11/41	941
425	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4	5.54	9/11/41	443
1,500	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (b)	5.72	6/11/40	1,589
1,394	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1 (b)	5.29	12/25/35	1,218
460	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.46	10/15/49	421
1,260	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4 (b)	5.89	6/10/17	1,284
335	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (b)	2.81	10/25/35	277
959	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (b)	4.70	3/25/36	760
2,253	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (b)	5.82	7/25/37	1,643
706	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 1A1 (a)(b)	5.62	6/25/37	698
1,220	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 7A1 (a)(b)	0.70	7/25/36	1,084
799	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 6A1 (a)(b)	0.60	7/25/36	722
1,840	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 (b)	5.89	11/15/44	1,866
1,915	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4 (b)	6.01	12/10/49	1,979
54	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	55
1,118	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,000
1,120	Credit Suisse Mortgage Capital Certificate, Series 2007-C1, Class AAB	5.34	2/15/40	1,149
1,210	Credit Suisse Mortgage Capital Certificate, Series 2009-2R, Class 2A5 (a)(b)	5.59	6/26/37	1,184
2,575	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 25A1 (a)(b)	5.65	7/27/36	2,505
653	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 28A1 (a)(b)	5.41	8/27/37	637
1,731	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 30A1 (a)(b)	5.75	7/27/37	1,741
1,443	Credit Suisse Mortgage Capital Certificate, Series 2009-8R, Class 5A1 (a)(b)	5.98	5/26/37	1,457
304	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	305
1,023	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.19	6/26/35	997
990	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (b)	5.47	1/25/37	804
1,127	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (b)	5.84	5/25/37	906
370	GE Capital Commercial Mortgage Corp., Series 2001-1, Class C	6.97	5/15/33	380
460	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	438
715	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (b)	5.37	11/19/35	664
720	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB	4.62	8/10/42	744
2,205	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	2,209
825	GS Mortgage Securities Corp. II, Series 2001-GL3A, Class F919 (a)	6.82	8/5/18	857
1,890	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (b)	5.81	8/10/45	2,011
892	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1 (a)(b)	7.50	9/25/36	809
931	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1 (a)(b)	7.50	10/25/36	745
793	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1 (a)(b)	4.07	7/25/35	743
1,373	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (b)	5.76	7/25/37	1,173
1,718	Jefferies & Co., Series 2009-R9, Class 1A1 (a)(b)	5.79	8/26/46	1,746

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,120	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (b)	5.73	2/12/49	$1,189
1,580	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB20, Class A4 (b)	5.79	2/12/51	1,598
1,110	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A4 (b)	5.82	6/15/49	1,086
1,930	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (b)	5.98	6/15/49	2,035
312	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4 (b)	5.88	2/15/51	313
742	JPMorgan Mortgage Trust, Series 2006-A5, Class 2A1 (b)	5.83	8/25/36	600
1,550	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2 (b)	5.75	1/25/37	1,307
529	JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1 (b)	5.37	6/25/37	418
994	JPMorgan Re-Remic, Series 2009-7, Class 13A1 (a)(b)	5.89	6/27/37	975
1,467	JPMorgan Re-Remic, Series 2009-7, Class 18A1 (a)(b)	5.75	11/27/36	1,473
1,873	JPMorgan Re-Remic, Series 2009-7, Class 5A1 (a)(b)	6.00	2/27/37	1,907
1,432	JPMorgan Re-Remic, Series 2009-8, Class A1 (a)(b)	5.42	4/20/36	1,476
131	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	131
337	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	347
110	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	100
1,300	Morgan Stanley Re-Remic Trust, Series 2009-GG10, Class A4A (a)(b)	6.00	4/12/17	1,363
1,600	Navistar Financial Corp. Owner Trust, Sereis 2010-A, Class A3 (a)(b)	1.99	1/21/14	1,607
350	Navistar Financial Corp. Owner Trust, Series 2010-A, Class B (a)(b)	4.17	10/20/14	353
1,500	OBP Depositor LLC Trust, Series 2010-OBP, Class A (a)	4.65	7/15/20	1,500
1,000	Providian Master Note Trust, Series 2006-C1A, Class C1 (a)(b)	0.90	3/15/15	994
263	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	256
843	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 1A6	5.50	12/25/34	871
1,069	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (b)	5.51	2/20/47	833
1,350	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (b)	5.25	12/25/35	476
1,450	Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4 (b)	5.48	7/15/41	1,538
1,290	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.31	11/15/48	1,336
1,335	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (b)	5.93	6/15/49	1,405
599	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14, Class 1A1 (b)	5.03	12/25/35	562
2,183	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1 (b)	5.20	1/25/37	1,590
367	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (b)	5.50	12/25/36	270
1,214	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3 (b)	5.75	3/25/37	991
701	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1 (b)	5.29	3/25/37	595
1,804	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 (b)	5.46	7/25/36	1,443
378	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1 (a)(b)	5.30	6/26/35	338

	Total Collateralized Mortgage Obligations			88,265

	U.S. Government Agency Mortgages — 32.21%
4,690	Fannie Mae, 15 YR TBA	5.50	7/25/25	5,066
2,585	Fannie Mae, 30 YR TBA	5.00	7/25/40	2,735
2,190	Fannie Mae, 30 YR TBA	6.00	6/1/40	2,388
3,120	Fannie Mae, 30 YR TBA	6.50	7/25/40	3,417
1,247	Fannie Mae, Pool #255321	5.50	7/1/24	1,348
411	Fannie Mae, Pool #255493	5.50	11/1/24	444
284	Fannie Mae, Pool #255550	5.50	12/1/24	307
506	Fannie Mae, Pool #256116	6.00	2/1/26	554
1,397	Fannie Mae, Pool #257238	5.00	6/1/28	1,486
1,072	Fannie Mae, Pool #555531	5.50	6/1/33	1,156
343	Fannie Mae, Pool #672512	5.50	12/1/32	369
3,304	Fannie Mae, Pool #725228	6.00	3/1/34	3,639
1,158	Fannie Mae, Pool #725419	4.50	10/1/33	1,202
196	Fannie Mae, Pool #725456	5.00	5/1/34	208

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$797	Fannie Mae, Pool #728720	5.00	7/1/33	$848
761	Fannie Mae, Pool #735230	5.00	8/1/20	817
278	Fannie Mae, Pool #741897	5.00	10/1/33	295
311	Fannie Mae, Pool #744131	6.50	12/1/24	341
1,144	Fannie Mae, Pool #745096	5.50	11/1/34	1,234
734	Fannie Mae, Pool #745518	5.50	1/1/20	796
2,077	Fannie Mae, Pool #868691	6.00	4/1/36	2,261
620	Fannie Mae, Pool #888105	5.00	8/1/20	667
470	Fannie Mae, Pool #888283	5.00	8/1/34	501
1,334	Fannie Mae, Pool #888657	5.50	2/1/35	1,439
2,775	Fannie Mae, Pool #889273	5.50	4/1/38	2,982
548	Fannie Mae, Pool #889579	6.00	5/1/38	595
781	Fannie Mae, Pool #890006	5.50	9/1/36	843
2,708	Fannie Mae, Pool #890206	5.50	10/1/21	2,941
191	Fannie Mae, Pool #919157	6.50	4/1/37	211
1,594	Fannie Mae, Pool #930768	4.00	3/1/29	1,642
757	Fannie Mae, Pool #943456	6.00	8/1/37	823
1,078	Fannie Mae, Pool #950300	6.00	8/1/37	1,175
801	Fannie Mae, Pool #962064	5.50	3/1/38	861
1,883	Fannie Mae, Pool #962475	5.50	4/1/38	2,024
1,967	Fannie Mae, Pool #964557	5.50	7/1/38	2,114
1,291	Fannie Mae, Pool #995234	5.00	7/1/19	1,388
512	Fannie Mae, Pool #995879	6.00	4/1/39	557
3,603	Fannie Mae, Pool #AD0921	5.50	11/1/39	3,870
1,260	Fannie Mae, Pool #AE0102	6.00	7/1/36	1,366
2,190	Fannie Mae, Series 2003-86, Class OE	5.00	3/25/32	2,338
1,495	Fannie Mae, Series 2005-101, Class ND	5.00	6/25/34	1,634
2,276	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,475
1,150	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,251
455	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	494
1,938	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	2,097
1,995	Fannie Mae, Series 2005-51, Class ND	5.50	11/25/33	2,155
2,100	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,291
880	Fannie Mae, Series 2006-45, Class NW	5.50	1/25/35	964
2,625	Fannie Mae, Series 2006-63, Class QE	5.50	11/25/32	2,806
1,860	Fannie Mae, Series 2007-116, Class PB	5.50	8/25/35	2,062
665	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	718
1,340	Fannie Mae, Series 2008-68, Class VB	6.00	3/25/27	1,483
3,060	Fannie Mae, Series 2009-86, Class PC	5.00	3/25/37	3,321
1,665	Fannie Mae, Series 2010-48, Class UB	5.00	6/25/36	1,798
980	Fannie Mae, Series 2010-9, Class MD	5.00	2/25/38	1,072
34	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	38
747	Freddie Mac, Pool #A71283	6.50	1/1/38	820
2,631	Freddie Mac, Pool #A90319	5.00	12/1/39	2,787
1,211	Freddie Mac, Pool #C91293	5.00	3/1/30	1,287
937	Freddie Mac, Pool #E99582	5.00	9/1/18	1,007
855	Freddie Mac, Pool #G04701	6.00	1/1/38	931
1,683	Freddie Mac, Pool #G05774	5.00	1/1/40	1,782
1,271	Freddie Mac, Pool #G13774	5.50	12/1/20	1,381
1,145	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,223
880	Freddie Mac, Series 2694, Class QH	4.50	3/15/32	953

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,460	Freddie Mac, Series 2709, Class PE	5.00	12/15/22	$1,585
1,192	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,292
1,390	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,493
1,355	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,457
1,255	Freddie Mac, Series 2780, Class LE	5.00	11/15/32	1,363
1,400	Freddie Mac, Series 2844, Class PD	5.00	12/15/32	1,512
1,545	Freddie Mac, Series 2864, Class NB	5.50	7/15/33	1,709
1,700	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,841
250	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	270
760	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	827
2,275	Freddie Mac, Series 2888, Class CG	5.00	8/15/33	2,469
1,035	Freddie Mac, Series 2891, Class LD	5.00	8/15/33	1,128
1,186	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,284
1,605	Freddie Mac, Series 2931, Class JE	5.00	3/15/33	1,731
960	Freddie Mac, Series 2937, Class JG	5.00	8/15/33	1,034
755	Freddie Mac, Series 2987, Class KG	5.00	12/15/34	820
2,290	Freddie Mac, Series 3017, Class MK	5.00	12/15/34	2,484
1,915	Freddie Mac, Series 3026, Class GE	5.50	6/15/34	2,094
1,610	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,753
1,005	Freddie Mac, Series 3162, Class OD	6.00	6/15/35	1,118
770	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	825
1,680	Freddie Mac, Series 3476, Class VB	5.50	2/15/27	1,835
1,105	Freddie Mac, Series 3659, Class BD	5.00	1/15/37	1,210
2,025	Government National Mortgage Association, Series 2010-29, Class CB	5.00	12/20/38	2,198
1,405	Government National Mortgage Association, Series 2010-7, Class EA	5.00	6/16/38	1,540

	Total U.S. Government Agency Mortgages			134,950

	U.S. Government Agency Securities — 0.48%
1,000	Fannie Mae	2.75	12/29/14	1,011
1,010	Freddie Mac, Series 2, MTN	3.00	12/30/14	1,024

	Total U.S. Government Agency Securities			2,035

	Convertible Corporate Bonds — 0.49%
1,055	Amgen, Inc. (Biotechnology) Callable 4/26/10 @ 78.13 (c)	1.34	3/1/32	776
915	Boston Properties, Inc. (Real Estate Investment Trusts) Callable 2/20/12 @ 100.00	2.88	2/15/37	902
390	ERP Operating LP (Real Estate Investment Trusts) Callable 8/18/11 @ 100.00	3.85	8/15/26	393

	Total Convertible Corporate Bonds			2,071

	Corporate Bonds — 20.12%
380	21st Century Insurance (Insurance)	5.90	12/15/13	394
1,095	Advance Auto Parts, Inc. (Specialty Retail)	5.75	5/1/20	1,120
540	Affiliated Computer Services (IT Services)	5.20	6/1/15	565
1,000	AgriBank, FCB, Series AI (Commercial Banks) (a)	9.13	7/15/19	1,184
1,045	Airgas, Inc. (Chemicals) Callable 10/1/13 @ 103.56 (a)	7.13	10/1/18	1,121
1,350	Ameren Corp. (Electric Utilities)	8.88	5/15/14	1,565
390	Amerenenergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	415
600	American Honda Finance Corp. (Diversified Financial Services) (a)	3.50	3/16/15	612
1,085	American Honda Finance Corp. (Diversified Financial Services) (a)	7.63	10/1/18	1,315
1,128	Appalachian Power Co., Series L (Electric Utilities)	5.80	10/1/35	1,148
645	Bank of America Corp. (Diversified Financial Services)	5.63	7/1/20	650
580	Bank of America Corp. (Diversified Financial Services)	7.63	6/1/19	664
340	BellSouth Capital Funding Corp. (Diversified Telecommunication Services)	7.88	2/15/30	417

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,222	Blackstone Holdings Finance Co. LLC (Capital Markets) (a)	6.63	8/15/19	$1,261
1,865	Brocade Communications Systems, Inc. (Communications Equipment) Callable 1/15/13 @ 103.31 (a)	6.63	1/15/18	1,851
1,115	Burlington Northern Santa Fe Corp. (Road & Rail) Callable 11/1/39 @ 100.00	5.75	5/1/40	1,179
895	Chevron Phillips Chemical Co. LLC (Chemicals) (a)	7.00	6/15/14	1,027
105	Chevron Phillips Chemical Co. LLC (Chemicals) (a)	8.25	6/15/19	132
2,715	Citigroup, Inc. (Diversified Financial Services)	6.00	12/13/13	2,848
55	Comcast Corp. (Media)	6.50	1/15/17	63
1,246	ConocoPhillips Co. (Oil, Gas & Consumable Fuels)	5.75	2/1/19	1,425
1,625	Crown Castle Towers LLC (Wireless Telecommunication Services) (a)	6.11	1/15/20	1,784
2,458	CVS Caremark Corp. (Food & Staples Retailing) (b)	6.30	6/1/37	2,200
1,145	Discovery Communications, Inc. (Media)	6.35	6/1/40	1,224
1,445	Dominion Resources, Inc. (Multi-Utilities)	6.30	9/30/66	1,329
1,120	Dominion Resources, Inc., Series B (Multi-Utilities)	5.95	6/15/35	1,186
1,100	Entergy Texas, Inc. (Electric Utilities)	3.60	6/1/15	1,116
1,130	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	4.40	6/1/20	1,168
1,095	ERAC USA Finance Co. (Specialty Retail) (a)	6.20	11/1/16	1,202
690	Farmers Exchange Capital (Diversified Financial Services) (a)	7.20	7/15/48	637
1,110	FPL Group Capital, Inc. (Electric Utilities)	2.55	11/15/13	1,119
930	FPL Group Capital, Inc. (Electric Utilities) (b)	6.35	10/1/66	837
910	General Electric Capital Corp., Series A (Industrial Conglomerates)	3.75	11/14/14	931
630	General Electric Capital Corp., Series A, MTN (Diversified Financial Services)	5.63	5/1/18	670
1,085	Goldman Sachs Group, Inc. (Diversified Financial Services)	6.00	6/15/20	1,119
380	International Paper Co. (Paper & Forest Products)	9.38	5/15/19	491
765	Jersey Central Power & Light Co. (Electric Utilities)	7.35	2/1/19	909
895	JPMorgan Chase & Co. (Diversified Financial Services)	3.40	6/24/15	897
380	JPMorgan Chase & Co. (Diversified Financial Services)	4.95	3/25/20	395
615	JPMorgan Chase & Co. (Diversified Financial Services)	6.00	1/15/18	679
875	KCP&L Greater Missouri Operations Co. (Electric Utilities) (b)	11.88	7/1/12	1,008
495	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)	6.00	2/1/17	539
590	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)	6.50	9/1/39	608
2,410	Kraft Foods, Inc. (Food Products)	5.38	2/10/20	2,583
395	Kroger Co. (Food & Staples Retailing)	7.00	5/1/18	469
1,185	L-3 Communications Corp. (Aerospace & Defense)	4.75	7/15/20	1,194
355	Life Technologies Corp. (Health Care Technology)	4.40	3/1/15	367
650	Life Technologies Corp. (Health Care Technology)	6.00	3/1/20	704
904	Medco Health Solutions, Inc. (Health Care Providers & Services)	7.25	8/15/13	1,043
605	Merrill Lynch & Co., Series D, MTN (Capital Markets)	6.88	4/25/18	645
1,200	MetLife Global Funding I (Insurance) (a)	2.88	9/17/12	1,229
780	MetLife Global Funding I (Insurance) (a)	5.13	4/10/13	844
78	Microsoft Corp. (Software)	2.95	6/1/14	82
800	Morgan Stanley, Series D, MTN (Capital Markets)	6.00	4/28/15	836
665	Morgan Stanley, Series F, MTN (Capital Markets)	6.63	4/1/18	697
835	Nationwide Mutual Insurance Co. (Real Estate Investment Trusts) (a)	9.38	8/15/39	979
950	Nucor Corp. (Metals & Mining)	6.40	12/1/37	1,096
630	Old Domion Electric Cooperative, Series A (Road & Rail)	6.25	6/1/11	657
925	Pacific Life Insurance Co. (Diversified Telecommunication Services) (a)	9.25	6/15/39	1,146
805	Penn Mutual Life Insurance Co. (Insurance) (a)	6.65	6/15/34	712
1,145	PP&L Capital Funding, Inc., Series A (Electric Utilities)	6.70	3/30/67	1,008
700	Raymond James Financial, Inc. (Capital Markets)	8.60	8/15/19	825
1,882	Reinsurance Group of America, Inc. (Insurance)	6.45	11/15/19	2,011

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,330	RenRe North America Holdings, Inc. (Diversified Financial Services)	5.75	3/15/20	$1,326
400	Rohm & Haas Co. (Chemicals)	6.00	9/15/17	436
1,090	SBA Tower Trust (Electronic Equipment, Instruments & Components) (a)	4.25	4/15/15	1,143
1,305	SBA Tower Trust (Electronic Equipment, Instruments & Components) (a)	5.10	4/15/17	1,390
280	Simon Property Group LP (Real Estate Investment Trusts) Callable 2/15/14 @ 100.00	6.75	5/15/14	315
1,080	Southwestern Electric Power Co., Series E (Electric Utilities)	5.55	1/15/17	1,156
745	The Boeing Co. (Aerospace & Defense)	3.50	2/15/15	786
745	The Dow Chemical Co. (Chemicals)	5.90	2/15/15	814
720	Time Warner Cable, Inc. (Media)	6.95	1/15/28	813
330	Time Warner Cable, Inc. (Media)	7.50	4/1/14	383
1,695	Time Warner Cable, Inc. (Media)	8.25	4/1/19	2,085
490	Time Warner Entertainment Co. LP (Media)	10.15	5/1/12	558
710	Time Warner, Inc. (Media)	7.70	5/1/32	856
780	Verizon Communications, Inc. (Diversified Telecommunication Services)	8.75	11/1/18	1,014
1,360	Verizon Wireless Capital LLC (Diversified Telecommunication Services)	5.55	2/1/14	1,525
235	Viacom, Inc. (Media)	6.13	10/5/17	267
180	Viacom, Inc. (Media)	6.25	4/30/16	204
1,630	Wachovia Corp., Series G, MTN (Commercial Banks)	5.50	5/1/13	1,769
1,030	Wells Fargo & Co. (Commercial Banks)	4.38	1/31/13	1,089
1,109	Wells Fargo & Co., Series I, MTN (Commercial Banks)	3.75	10/1/14	1,135
625	William Wrigley Jr. Co. (Food Products) (a)	3.70	6/30/14	632
794	Wisconsin Energy Corp. (Multi-Utilities) (b)	6.25	5/15/67	719
1,570	WPS Resources Corp. (Electric Utilities) (b)	6.11	12/1/66	1,397
310	Xerox Corp. (Office Electronics)	6.40	3/15/16	348

	Total Corporate Bonds			84,291

	Asset Backed Securities — 1.62%
400	Ally Master Owner Trust, Series 2010-1, Class A (a)(b)	2.10	1/15/15	405
1,200	Ally Master Owner Trust, Series 2010-3, Class A (a)	2.88	4/15/15	1,217
920	Bank of America Credit Card Trust, Series 2007-B3, Class B3 (b)	0.55	8/15/16	886
1,500	Capital One Multi-Asset Execution Trust, Series 2006-B1, Class B1 (b)	0.63	1/15/19	1,410
29	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	28
650	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB4, Class AF3 (b)	5.33	8/25/35	651
17	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/26	17
509	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	513
850	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1	4.45	8/15/16	900
400	World Financial Network Credit Card Master Note Trust, Series 2006-A, Class M (a)(b)	0.56	2/15/17	380
357	World Financial Network Credit Card Master Note Trust, Series 2009-A, Class A	4.60	9/15/15	369

	Total Asset Backed Securities			6,776

	Taxable Municipal Bonds — 2.52%
900	Bay Area Toll Authority California Bridge Revenue, Series S1	7.04	4/1/50	915
430	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	431
1,080	Chicago Illinois Transit Authority Sales Tax Receipts Revenue, Series B	6.20	12/1/40	1,118
1,165	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,156
1,115	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,124
945	Metropolitan Transportation Authority New York Dedicated Tax Federal Revenue, Series A2	6.09	11/15/40	987
795	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	827
1,475	Missouri State Highways & Transit Commission State Road Revenue	5.45	5/1/33	1,518
1,295	Municipal Electic Authority of Georgia Revenue, Series A	6.64	4/1/57	1,254
220	Port Authority of New York & New Jersey, RB, AMT (GO of Auth)	6.04	12/1/29	236

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Taxable Municipal Bonds (continued)
$975	Southern California Public Power Authority Power Project Revenue	5.94	7/1/40	$977

	Total Taxable Municipal Bonds			10,543

	U.S. Treasury Obligations — 12.73%
15,325	U.S. Treasury Bond	4.63	2/15/40	17,226
310	U.S. Treasury Bond	8.13	5/15/21	452
21,107	U.S. Treasury Note	1.13	6/15/13	21,191
2,064	U.S. Treasury Note	1.38	2/15/13	2,091
2,125	U.S. Treasury Note	1.88	6/30/15	2,133
4,838	U.S. Treasury Note	3.00	8/31/16	5,049
3,473	U.S. Treasury Note	3.00	9/30/16	3,621
716	U.S. Treasury Note	3.25	3/31/17	755
793	U.S. Treasury Note	3.50	5/15/20	830

	Total U.S. Treasury Obligations			53,348

	Yankee Dollars — 6.69%
1,250	ANZ National International Ltd. (Commercial Banks) (a)	6.20	7/19/13	1,385
1,400	Australia and New Zealand Banking Group Ltd. (Commercial Banks) (a)	3.70	1/13/15	1,422
1,065	Coca-Cola Amatil Ltd. (Beverages) (a)	3.25	11/2/14	1,082
1,255	Covidien International Finance SA (Health Care Equipment & Supplies)	1.88	6/15/13	1,263
2,005	EDP Finance BV (Electric Utilities) (a)	5.38	11/2/12	2,060
313	EDP Finance BV (Electric Utilities) (a)	6.00	2/2/18	308
1,395	Electricite de France (Electric Utilities) (a)	4.60	1/27/20	1,433
1,287	Enel Finance International (Electric Utilities) (a)	6.25	9/15/17	1,395
1,045	Hutchison Whampoa International Ltd. (Industrial Conglomerates) (a)	5.75	9/11/19	1,114
1,600	Irish Life & Permanent Group Holdings PLC (Diversified Financial Services) (a)	3.60	1/14/13	1,585
1,165	Korea Gas Corp. (Gas Utilities) (a)	6.00	7/15/14	1,262
395	National Australia Bank (Commercial Banks) (a)	5.35	6/12/13	428
1,350	National Australia Bank Ltd. (Diversified Financial Services) (a)	3.75	3/2/15	1,382
1,000	Nomura Holdings, Inc. (Diversified Financial Services)	6.70	3/4/20	1,058
1,200	Nordea Bank AB (Commercial Banks) (a)	3.70	11/13/14	1,223
1,035	Petro-Canada (Oil, Gas & Consumable Fuels)	6.05	5/15/18	1,165
1,060	Petronas Global Sukuk Ltd. (Oil, Gas & Consumable Fuels) (a)	4.25	8/12/14	1,088
1,165	Rio Tinto Finance USA Ltd. (Metals & Mining)	5.88	7/15/13	1,276
950	Rio Tinto Finance USA Ltd. (Metals & Mining)	6.50	7/15/18	1,083
1,105	Shell International Finance BV (Energy Equipment & Services)	3.10	6/28/15	1,122
645	Shell International Finance BV (Energy Equipment & Services)	4.30	9/22/19	666
825	Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Pharmaceuticals)	3.00	6/15/15	841
1,120	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	1,131
725	Trans-Canadian Pipelines (Oil, Gas & Consumable Fuels) (b)	6.35	5/15/67	646
511	Trans-Canadian Pipelines (Oil, Gas & Consumable Fuels)	6.50	8/15/18	599

	Total Yankee Dollars			28,017

	Mutual Funds — 5.72%
23,960,739	SSgA Prime Money Market Fund, 0.12% (b)	0.12		23,961

	Total Mutual Funds			23,961

	Total Investments (cost $421,818) — 103.64%			434,257
	Liabilities in excess of other assets — (3.64)%			(15,249)

	Net Assets — 100.00%			$419,008

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Portfolio

Portfolio of Investments (concluded) — June 30, 2010

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

(c)	Zero Coupon Security. Effective rate shown is as of June 30, 2010.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

TBA — Security is subject to delayed delivery (See Note 2 in Notes to Financial Statements)

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 12.82%
$267	American Home Mortgage Assets, Series 2006-6, Class A1A (a)	0.54	12/25/46	$142
1,490	Arkle Master Issuer PLC, Series 2010-1A, Class 2A (a)(b)	1.53	5/17/60	1,471
745	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	760
1,372	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,440
1,300	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.05	11/10/42	1,366
900	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2 (a)	5.84	7/10/12	925
207	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	209
1,450	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,492
474	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1 (a)	5.39	11/25/34	430
216	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.36	2/25/47	143
1,459	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.09	12/10/49	1,499
360	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	365
1,539	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,203
1,945	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4 (a)	6.01	12/10/49	2,010
258	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1 (a)	1.34	8/25/46	134
457	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1 (a)	0.53	2/20/47	228
758	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1 (a)	0.54	3/20/47	388
802	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	691
292	Countrywide Home Loans, Series 2006-0A5, Class 2A1 (a)	0.55	4/25/46	156
296	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	230
550	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2 (a)	5.45	1/15/49	562
1,830	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3	6.13	4/15/37	1,933
1,660	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,712
165	Deutsche Bank Alternative Securities, Inc., Series 2006-0A1, Class A1 (a)	0.55	2/25/47	96
1,318	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,342
845	Freddie Mac Multifamily Structured Pass Through Certificates, Series K003, Class A3	4.32	12/25/15	909
1,947	Government National Mortgage Association, Series 2007-27, Class S (a)	6.15	5/20/37	194
1,351	Government National Mortgage Association, Series 2007-36, Class SA (a)	6.12	6/20/37	153
2,719	Government National Mortgage Association, Series 2007-9, Class BI (a)	6.47	3/20/37	313
6,767	Government National Mortgage Association, Series 2009-106, Class CM (a)	6.25	1/16/34	811
2,796	Government National Mortgage Association, Series 2009-110, Class CS (a)	6.04	11/16/39	306
3,275	Government National Mortgage Association, Series 2009-16, Class SL (a)	6.99	1/20/37	442
5,644	Government National Mortgage Association, Series 2009-33, Class SK (a)	6.05	5/20/39	564
7,577	Government National Mortgage Association, Series 2009-47, Class KS (a)	5.71	6/16/39	757
6,462	Government National Mortgage Association, Series 2009-61, Class ES (a)	6.40	3/20/39	645
2,110	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4 (a)	4.80	8/10/42	2,191
985	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	1,019
814	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	2.97	8/25/34	796
688	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.21	11/25/35	646
479	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A (a)	0.56	11/19/36	281
624	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	0.62	10/25/35	468
1,245	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,262
238	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	240
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	232
1,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 (a)	5.80	6/15/49	1,555
150	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	136
101	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	95
—	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	—
1,509	LB – UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,545
865	LB – UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	861
327	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	299

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$317	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	$335
600	Morgan Stanley Capital I, Series 2007-IQ15, Class A2 (a)	6.04	6/11/49	629
1,364	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,395
1,755	Station Place Securitization Trust, Series 2009-1, Class A (a)(b)	1.85	12/29/10	1,755
399	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	0.67	10/25/35	244
875	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	932
850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.44	12/15/44	907
820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.57	10/15/48	848
451	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4 (a)	4.18	8/25/35	387
341	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A (a)	1.19	5/25/47	199
419	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	5.99	9/25/36	384

	Total Collateralized Mortgage Obligations			45,662

	U.S. Government Agency Mortgages — 36.85%
76	Fannie Mae STRIP, Series 317, Class 1, PO (c)	—	12/1/31	61
1,900	Fannie Mae, 10YR TBA	5.00	8/25/25	2,022
5,800	Fannie Mae, 15 YR TBA	4.00	7/25/25	6,025
3,700	Fannie Mae, 30 YR TBA	4.00	7/25/40	3,747
4,700	Fannie Mae, 30 YR TBA	4.00	8/25/40	4,745
5,800	Fannie Mae, 30 YR TBA	4.50	7/25/40	6,011
6,400	Fannie Mae, 30 YR TBA	5.00	8/25/40	6,747
8,300	Fannie Mae, 30 YR TBA	5.50	7/25/40	8,910
5,400	Fannie Mae, 30 YR TBA	6.50	8/25/40	5,899
14	Fannie Mae, Pool #124836	10.00	5/1/22	16
4	Fannie Mae, Pool #124911	10.00	3/1/16	4
4	Fannie Mae, Pool #190535	11.00	1/1/16	4
6	Fannie Mae, Pool #252259	5.50	2/1/14	6
5,312	Fannie Mae, Pool #254693	5.50	4/1/33	5,729
21	Fannie Mae, Pool #303406	10.00	2/1/25	23
2	Fannie Mae, Pool #313033	10.00	7/1/17	2
5	Fannie Mae, Pool #313328	10.00	7/1/18	6
28	Fannie Mae, Pool #323354	6.00	11/1/28	31
13	Fannie Mae, Pool #357776	5.50	4/1/20	14
2	Fannie Mae, Pool #359461	10.50	12/1/17	3
35	Fannie Mae, Pool #378141	10.00	4/1/19	38
19	Fannie Mae, Pool #397120	10.00	5/1/21	21
55	Fannie Mae, Pool #482513	5.50	1/1/14	59
2	Fannie Mae, Pool #50163	10.50	11/1/18	2
5	Fannie Mae, Pool #555494	5.50	5/1/18	6
145	Fannie Mae, Pool #555531	5.50	6/1/33	156
142	Fannie Mae, Pool #580515	5.50	4/1/16	154
43	Fannie Mae, Pool #610995	5.50	11/1/16	47
118	Fannie Mae, Pool #617271	5.50	1/1/17	128
10	Fannie Mae, Pool #666705	5.50	11/1/17	11
177	Fannie Mae, Pool #683287	5.50	2/1/18	193
249	Fannie Mae, Pool #688729	5.50	3/1/18	269
184	Fannie Mae, Pool #725162	6.00	2/1/34	202
396	Fannie Mae, Pool #725704	6.00	8/1/34	436
31	Fannie Mae, Pool #731076	5.50	7/1/18	33
4,023	Fannie Mae, Pool #735504	6.00	4/1/35	4,437
11,288	Fannie Mae, Pool #735591	5.00	6/1/35	11,996

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$30	Fannie Mae, Pool #735611	5.50	3/1/20	$32
1,420	Fannie Mae, Pool #735912	5.50	10/1/35	1,530
451	Fannie Mae, Pool #745192	5.50	6/1/20	488
2,374	Fannie Mae, Pool #745209	5.50	9/1/19	2,573
457	Fannie Mae, Pool #745809	5.50	6/1/20	494
1,275	Fannie Mae, Pool #819432 (a)	2.72	3/1/35	1,323
728	Fannie Mae, Pool #836428	5.50	10/1/35	784
1,143	Fannie Mae, Pool #838926	5.50	8/1/35	1,230
355	Fannie Mae, Pool #842993	6.00	10/1/35	385
11,719	Fannie Mae, Pool #889875	6.00	5/1/37	12,754
2,823	Fannie Mae, Pool #932748	5.00	4/1/40	3,000
2,065	Fannie Mae, Pool #950829	6.00	11/1/37	2,243
687	Fannie Mae, Pool #959487	5.50	12/1/37	744
1,165	Fannie Mae, Pool #968080	5.50	2/1/38	1,252
3,007	Fannie Mae, Pool #995024	5.50	8/1/37	3,238
2,706	Fannie Mae, Pool #995320	4.50	12/1/20	2,859
635	Fannie Mae, Pool #995373	4.50	2/1/39	659
1,329	Fannie Mae, Pool #995604 (a)	4.39	11/1/35	1,381
2,266	Fannie Mae, Pool #AC3304	5.00	10/1/39	2,407
738	Fannie Mae, Pool #AC5444	5.00	11/1/39	782
110	Fannie Mae, Pool #AC7367	5.00	5/1/40	116
165	Fannie Mae, Pool #AC8568	4.50	1/1/40	171
2,189	Fannie Mae, Pool #AC8571	5.00	1/1/40	2,320
343	Fannie Mae, Pool #AD1055	5.50	2/1/40	368
617	Fannie Mae, Pool #AD1602	5.50	2/1/40	663
179	Fannie Mae, Pool #AD2325	5.50	2/1/40	192
589	Fannie Mae, Pool #AD5552	5.00	6/1/40	625
543	Fannie Mae, Pool #AD5552	6.00	9/1/37	590
2,041	Fannie Mae, Series 2009-70, Class NT	4.00	8/25/19	2,166
2,000	Freddie Mac, 30 YR TBA	5.00	7/15/40	2,115
1,004	Freddie Mac, Gold Pool #A90774	5.50	1/1/40	1,079
901	Freddie Mac, Gold Pool #A91170	5.50	2/1/40	968
4	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	5
15	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	17
21	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	23
5	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	6
13	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	14
22	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	24
59	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	62
65	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	70
20	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	22
4	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	5
45	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	49
64	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	70
2	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	2
30	Freddie Mac, Pool #170199	9.50	10/1/16	34
1,102	Freddie Mac, Pool #1G2511 (a)	5.36	5/1/36	1,156
859	Freddie Mac, Pool #1J1882 (a)	5.59	10/1/38	920
1	Freddie Mac, Pool #360019	10.50	12/1/17	1
1	Freddie Mac, Pool #555285	10.00	4/1/16	1
3,789	Freddie Mac, Pool #AC3662	5.00	10/1/39	4,015

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$600	Government National Mortgage Association, 30 YR TBA	5.50	7/20/40	$647
1,400	Government National Mortgage Association, 30 YR TBA	5.50	8/15/40	1,508
100	Government National Mortgage Association, 30 YR TBA	6.00	7/15/40	109
2,000	Government National Mortgage Association, 30 YR TBA	6.50	7/15/40	2,194
4	Government National Mortgage Association, Pool #112784	12.00	2/15/14	5
—	Government National Mortgage Association, Pool #43080	11.00	8/15/10	—
1	Government National Mortgage Association, Pool #45290	11.00	12/15/10	1
7	Government National Mortgage Association, Pool #488233	6.00	4/15/29	8
3	Government National Mortgage Association, Pool #497630	6.00	2/15/29	4
5	Government National Mortgage Association, Pool #58625	12.00	11/15/12	5
124	Government National Mortgage Association, Pool #604791	5.50	11/15/33	135
9	Government National Mortgage Association, Pool #780315	9.50	12/15/17	10
5	Government National Mortgage Association, Pool #780384	11.00	12/15/17	5
23	Government National Mortgage Association, Pool #780554	10.00	5/15/19	27
5	Government National Mortgage Association, Pool #780609	9.50	9/15/22	6
5	Government National Mortgage Association, Pool #80094 (a)	3.63	7/20/27	5
9	Government National Mortgage Association, Pool #80114 (a)	3.63	9/20/27	9
16	Government National Mortgage Association, Pool #80123 (a)	3.13	10/20/27	16
11	Government National Mortgage Association, Pool #80137 (a)	3.13	11/20/27	11
3	Government National Mortgage Association, Pool #80145 (a)	3.13	12/20/27	3
5	Government National Mortgage Association, Pool #80156 (a)	3.38	1/20/28	5
15	Government National Mortgage Association, Pool #8585 (a)	3.38	1/20/25	15
39	Government National Mortgage Association, Pool #8595 (a)	3.38	2/20/25	40
12	Government National Mortgage Association, Pool #8611 (a)	3.38	3/20/25	12
20	Government National Mortgage Association, Pool #8621 (a)	4.38	4/20/25	21
39	Government National Mortgage Association, Pool #8631 (a)	4.38	5/20/25	40
13	Government National Mortgage Association, Pool #8644 (a)	4.38	6/20/25	14
11	Government National Mortgage Association, Pool #8664 (a)	3.63	7/20/25	11
1,052	Government National Mortgage Association, Series 2006-69, Class SA (a)	6.45	12/20/36	122

	Total U.S. Government Agency Mortgages			131,208

	U.S. Government Agency Securities — 2.56%
3,100	Fannie Mae	5.13	1/2/14	3,409
3,375	Federal Home Loan Bank	5.38	5/15/19	3,891
1,485	Federal Home Loan Bank	5.63	6/13/16	1,595
165	Small Business Administration	4.50	2/1/14	172
46	Small Business Administration	4.52	2/10/13	48

	Total U.S. Government Agency Securities			9,115

	Corporate Bonds — 21.85%
875	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	1,028
380	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	438
500	Ameriprise Financial, Inc. (Diversified Financial Services)	5.30	3/15/20	522
3,525	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	3.00	10/15/12	3,619
350	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	5.38	1/15/20	377
1,275	AT&T, Inc. (Diversified Telecommunication Services)	6.50	9/1/37	1,414
1,320	Bank of America Corp. (Diversified Financial Services)	5.63	7/1/20	1,330
110	Bank of America Corp. (Diversified Financial Services)	5.75	12/1/17	114
65	Bear Stearns Co., Inc. (Capital Markets)	6.95	8/10/12	71
150	Belvoir Land LLC (Diversified Financial Services) (b)	5.27	12/15/47	125
60	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.88	8/1/97	74
560	Burlington Northern Santa Fe Corp. (Road & Rail) Callable 11/1/39 @ 100.00	5.75	5/1/40	592

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,165	CareFusion Corp. (Health Care Equipment & Supplies)	5.13	8/1/14	$1,259
250	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	284
280	CenterPoint Energy Resources Corp., Series B (Multi-Utilities)	7.88	4/1/13	321
575	Chubb Corp. (Insurance) Callable 4/15/17 @ 100.00 (a)	6.38	3/29/67	552
1,340	Citigroup, Inc. (Diversified Financial Services)	6.00	12/13/13	1,406
1,485	Comcast Cable Communications Holdings, Inc. (Diversified Telecommunication Services)	8.38	3/15/13	1,720
450	Comcast Cable Communications Holdings, Inc. (Diversified Telecommunication Services)	9.46	11/15/22	621
350	Comcast Corp. (Media)	6.40	3/1/40	377
150	Comcast Corp. (Media)	6.50	11/15/35	163
230	Comcast Corp. (Media)	6.95	8/15/37	262
75	Comcast Corp. (Media)	7.05	3/15/33	87
1,079	ConocoPhillips (Oil, Gas & Consumable Fuels)	4.60	1/15/15	1,179
25	Consolidated Natural Gas, Series A (Gas Utilities)	5.00	3/1/14	27
125	Consolidated Natural Gas, Series C (Gas Utilities)	6.25	11/1/11	133
2,725	Cornell University (Commercial Services & Supplies)	4.35	2/1/14	2,950
625	Cox Communications, Inc. (Media) (b)	8.38	3/1/39	850
1,570	Crown Castle Towers LLC (Wireless Telecommunication Services) (b)	6.11	1/15/20	1,723
500	Discovery Communications, Inc. (Communications Equipment)	3.70	6/1/15	513
495	Eli Lilly & Co. (Pharmaceuticals)	3.55	3/6/12	516
450	Enterprise Products Operation LP (Commercial Banks)	6.13	10/15/39	449
200	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	200
400	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	457
225	Florida Power Corp. (Multi-Utilities)	6.40	6/15/38	269
515	General Electric Capital Corp. (Diversified Financial Services)	2.13	12/21/12	529
2,055	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,153
1,525	General Electric Capital Corp., MTN (Diversified Financial Services)	5.50	1/8/20	1,612
1,800	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.00	9/28/12	1,843
665	Goldman Sachs Capital II (Capital Markets) Callable 6/1/12 @ 100.00 (a)	5.79	12/29/49	502
960	Goldman Sachs Group, Inc. (Capital Markets)	5.25	10/15/13	1,012
510	Goldman Sachs Group, Inc. (Diversified Financial Services)	6.00	6/15/20	526
1,300	Goldman Sachs Group, Inc., MTN (Diversified Financial Services)	5.38	3/15/20	1,285
50	GTE Corp. (Diversified Telecommunication Services)	6.94	4/15/28	55
375	International Paper Co. (Paper & Forest Products)	7.30	11/15/39	414
200	Irwin Land LLC (Diversified Financial Services) (b)	5.03	12/15/25	190
290	Irwin Land LLC (Diversified Financial Services) (b)	5.30	12/15/35	255
1,095	JPMorgan Chase & Co., Series 1 (Diversified Financial Services) Callable 4/30/18 @ 100.00 *	7.90	4/29/49	1,129
1,075	JPMorgan Chase Bank NA (Diversified Financial Services)	6.00	7/5/17	1,164
495	JPMorgan Chase Bank NA (Diversified Financial Services)	6.00	10/1/17	539
530	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)	5.30	9/15/20	548
1,460	Kraft Foods, Inc. (Food Products)	5.38	2/10/20	1,564
365	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	408
825	Lehman Brothers Holdings (Diversified Financial Services) (d)	6.75	12/28/17	—
465	Life Technologies Corp. (Health Care Technology)	6.00	3/1/20	504
400	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (a)	6.05	4/20/67	300
465	Massachusetts Electric Co. (Electric Utilities) (b)	5.90	11/15/39	509
108	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	129
1,300	Merck & Co., Inc. (Pharmaceuticals)	4.00	6/30/15	1,408
2,820	MetLife Global Funding I (Insurance) (b)	2.50	1/11/13	2,852
675	MetLife Global Funding I (Insurance) (b)	2.88	9/17/12	691
950	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	1,027
530	MetLife Global Funding I (Insurance) (b)	5.13	6/10/14	576

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$880	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	$774
500	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	535
325	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	373
1,690	Morgan Stanley (Capital Markets)	4.20	11/20/14	1,669
805	Morgan Stanley (Capital Markets)	6.00	5/13/14	853
295	Morgan Stanley (Capital Markets)	6.60	4/1/12	313
630	Morgan Stanley, Series F, MTN (Capital Markets)	5.63	9/23/19	609
1,220	Morgan Stanley, Series G, MTN (Capital Markets) (a)	2.93	5/14/13	1,224
710	NBC Universal (Media) (b)	5.15	4/30/20	741
40	New Jersey Bell Telephone (Construction & Engineering)	7.85	11/15/29	45
210	News America Holdings (Media)	8.15	10/17/36	257
55	News America Holdings (Media)	8.45	8/1/34	67
225	News America Holdings (Media)	8.50	2/23/25	278
425	News America, Inc. (Media)	6.20	12/15/34	448
110	News America, Inc. (Media)	7.63	11/30/28	127
150	Ohana Military Communities LLC (Diversified Financial Services) (b)	6.19	4/1/49	146
1,850	Oracle Corp. (Software)	3.75	7/8/14	1,981
1,088	Pfizer, Inc. (Pharmaceuticals)	5.35	3/15/15	1,233
960	Philip Morris International, Inc. (Tobacco)	4.50	3/26/20	975
450	Philip Morris International, Inc. (Tobacco)	6.88	3/17/14	521
60	Phillips Petroleum Co. (Energy Equipment & Services)	7.00	3/30/29	71
445	Progressive Corp. (Insurance) Callable 6/15/17 @ 100.00 (a)	6.70	6/15/37	416
1,170	Prudential Financial Inc., Series D, MTN (Thrifts & Mortgage Finance)	4.75	9/17/15	1,208
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) ©	6.39	7/15/18	58
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio) ©	6.40	10/15/18	57
740	Rockies Express Pipeline (Oil, Gas & Consumable Fuels) (b)	3.90	4/15/15	715
1,400	SLM Corp., Series MTN (Consumer Finance) (a)	0.48	7/26/10	1,400
200	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	231
415	Stanford University (Diversified Consumer Services)	4.25	5/1/16	451
170	TCI Communications, Inc. (Diversified Telecommunication Services)	7.88	8/1/13	195
10	TCI Communications, Inc. (Media)	7.88	2/15/26	12
515	Teachers Insurance And Annuity (Insurance) (b)	6.85	12/16/39	600
275	The Allstate Corp. (Insurance) Callable 5/15/37 @ 100.00 (a)	6.13	5/15/37	242
765	Time Warner Cable, Inc. (Media)	6.20	7/1/13	856
350	Time Warner Entertainment (Media)	8.38	3/15/23	449
300	Time Warner, Inc. (Media)	6.63	5/15/29	330
115	Time Warner, Inc. (Media)	7.57	2/1/24	139
600	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)	6.25	3/15/37	563
30	Turner Broadcasting Co. (Media)	8.38	7/1/13	35
130	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	156
900	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	876
2,765	Verizon Communications, Inc. (Diversified Telecommunication Services)	3.75	5/20/11	2,832
1,500	Verizon Communications, Inc. (Diversified Telecommunication Services)	8.75	11/1/18	1,950
425	Verizon Virginia, Inc. (Diversified Telecommunication Services)	4.63	3/15/13	448
450	Verizon Wireless (Diversified Telecommunication Services)	8.50	11/15/18	585

	Total Corporate Bonds			77,790

	Foreign Bonds — 0.24%
678	Globaldrive BV, Series 2008-2, Class A (Automobiles) (b)(e)	4.00	10/20/16	841

	Total Foreign Bonds			841

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 7.54%
$1,324	321 Henderson Receivables LLC., Series 2010-1A, Class A (b)	5.56	7/15/59	$1,334
2,650	Bank of America Auto Trust, Series 2009-2A, Class A3 (b)	2.13	9/15/13	2,685
3,255	Chase Issuance Trust, Series 2009-A7, Class A7 (a)	0.80	9/17/12	3,257
1,358	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2 (a)	0.50	1/25/37	854
556	DT Auto Owner Trust, Series 2007-A, Class A3 (a)(b)	5.60	3/15/13	564
2,080	Ford Credit Auto Owner Trust, Series 2009-A, Class A4	6.07	12/15/12	2,288
1,000	GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A (b)	4.25	1/15/22	1,000
1,760	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3	2.79	1/15/13	1,791
2,385	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3	2.31	5/15/13	2,419
52	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	0.47	4/25/37	51
845	Nissan Auto Lease Trust, Series 2009-B, Class A3	2.07	1/15/15	854
845	Santander Drive Auto Receivables Trust, Series 2010-A, Class A2 (b)	1.37	8/15/13	841
660	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (b)	1.83	11/17/14	661
330	Santander Drive Auto Receivables Trust, Series 2010-A, Class A4 (b)	2.39	6/15/17	331
1,630	SLM Student Loan Trust, Series 2008-5, Class A2 (a)	1.42	10/25/16	1,656
1,610	SLM Student Loan Trust, Series 2008-5, Class A3 (a)	1.62	1/25/18	1,666
2,170	SLM Student Loan Trust, Series 2008-5, Class A4 (a)	2.02	7/25/23	2,320
1,020	SLM Student Loan Trust, Series 2010-C, Class A1 (a)(b)	1.85	12/15/17	1,020
736	USAA Auto Owner Trust, Series 2008-3, Class A3	4.28	10/15/12	749
489	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	492

	Total Asset Backed Securities			26,833

	Municipal Bonds — 1.88%
	California — 1.03%
1,750	California State, GO	6.65	3/1/22	1,841
980	California State, GO	7.30	10/1/39	1,020
370	California State, GO	7.35	11/1/39	388
370	California State, GO	7.50	4/1/34	395

				3,644

	Illinois — 0.22%
470	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, GO	5.72	12/1/38	510
250	Chicago Illinois O’Hare International Airport, RB	6.40	1/1/40	267

				777

	New Jersey — 0.38%
1,250	New Jersey State Transportation Trust Fund Authority, RB, Series B	6.56	12/15/40	1,363

	New York — 0.25%
525	New York State Dormitory Authority State Personal Income Tax, RB	5.63	3/15/39	530
350	Port Authority of New York & New Jersey, RB, AMT (GO of Auth)	6.04	12/1/29	376

				906

	Total Municipal Bonds			6,690

	U.S. Treasury Obligations — 6.88%
4,240	U.S. Treasury Bond	3.50	5/15/20	4,438
1,450	U.S. Treasury Bond	3.50	2/15/39	1,347
2,725	U.S. Treasury Bond	4.25	5/15/39	2,881
4,080	U.S. Treasury Bond	4.38	5/15/40	4,413
200	U.S. Treasury Bond	4.50	8/15/39	220
50	U.S. Treasury Bond	8.00	11/15/21	73
3,875	U.S. Treasury Bond (f)	8.13	5/15/21	5,650
1,665	U.S. Treasury Bond	8.75	5/15/20	2,488
115	U.S. Treasury Note	0.75	5/31/12	115
690	U.S. Treasury Note	1.88	6/30/15	693

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,050	U.S. Treasury Note	2.13	5/31/15	$1,068
750	U.S. Treasury Note	8.75	8/15/20	1,124

	Total U.S. Treasury Obligations			24,510

	Yankee Dollars — 10.07%
1,325	Achmea Hypotheekbank NV (Commercial Banks) (b)	3.20	11/3/14	1,369
280	AngloGold Holdings PLC (Metals & Mining)	5.38	4/15/20	284
1,265	BP Capital Markets PLC (Diversified Financial Services)	3.13	3/10/12	1,169
655	Canadian Natural Resources Ltd. (Energy Equipment & Services)	6.50	2/15/37	732
1,970	CDP Financial, Inc. (Real Estate Investment Trusts) (b)	3.00	11/25/14	1,988
770	Cenovus Energy, Inc. (Energy Equipment & Services) (b)	6.75	11/15/39	884
230	Covidien International Finance SA (Health Care Equipment & Supplies)	2.80	6/15/15	232
1,080	Credit Suisse Guernsey (Commercial Banks) Callable 5/15/17 @ 100.00 (a)	5.86	12/31/49	953
3,585	Dexia Credit Local (Real Estate Investment Trusts) (b)	2.38	9/23/11	3,634
1,150	Dexia Credit Local SA NY (Commercial Banks) (b)	2.00	3/5/13	1,149
825	Eksportfinans A/S (Diversified Financial Services)	5.50	6/26/17	940
3,070	Eksportfinans A/S, Series G, MTN (Trading Companies & Distributors)	1.88	4/2/13	3,095
25	EnCana Holdings Financial Corp. (Oil, Gas & Consumable Fuels)	5.80	5/1/14	28
715	France Telecom (Electric Utilities)	4.38	7/8/14	771
780	HSBC Bank PLC (Commercial Banks) (b)	3.50	6/28/15	787
3,055	Inter-American Development Bank (Commercial Banks)	2.25	7/15/15	3,066
1,225	Japan Finance Corp. (Diversified Financial Services)	2.00	6/24/11	1,236
1,740	Petrobras International Finance Co. (Oil, Gas & Consumable Fuels)	5.75	1/20/20	1,752
75	Petrobras International Finance Co. (Oil, Gas & Consumable Fuels)	5.88	3/1/18	77
1,195	Province of Ontario (Sovereign)	1.88	11/19/12	1,209
3,855	Province of Ontario (Sovereign)	4.10	6/16/14	4,146
1,244	Shell International Finance (Energy Equipment & Services)	4.00	3/21/14	1,316
675	Telefonica Emisiones SAU (Diversified Telecommunication Services)	4.95	1/15/15	707
225	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.42	6/20/16	247
150	Telefonica Europe BV (Diversified Telecommunication Services)	7.75	9/15/10	152
1,260	Telus Corp. (Diversified Telecommunication Services)	8.00	6/1/11	1,336
325	United Mexican States (Sovereign)	6.75	9/27/34	375
550	United Mexican States, Series A (Sovereign)	5.13	1/15/20	572
1,475	Vodafone Group PLC (Wireless Telecommunication Services)	4.15	6/10/14	1,548
90	Vodafone Group PLC (Wireless Telecommunication Services)	5.00	9/15/15	97

	Total Yankee Dollars			35,851

	Put Options Purchased — 0.0%
128	Put – Eurodollars 1 Year Expiring: September 2010 at $ 97			1

	Total Put Options Purchased			1

	Time Deposits — 16.91%
$60,211	State Street Liquidity Management Control System Time Deposit	0.01	7/1/10	60,211

	Total Time Deposits			60,211

	Total Investments Before TBA Sale Commitments (cost $410,283) — 117.60%			418,712
	TBA Sale Commitments (see summary below)			(27,306)
	Liabilities in excess of other assets — (17.60)%			(35,350)

	Net Assets — 100.00%			$356,056

	TBA Sale Commitments (g) — (7.67)%
$(2,500)	Fannie Mae, 15 YR TBA	4.50	7/25/25	$(2,637)
(1,500)	Fannie Mae, 15 YR TBA	5.50	8/25/25	(1,616)
(800)	Fannie Mae, 30 YR TBA	4.50	6/25/40	(831)
(5,600)	Fannie Mae, 30 YR TBA	4.50	8/25/40	(5,783)
(700)	Fannie Mae, 30 YR TBA	5.00	5/25/40	(740)

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments (g) (continued)
$(8,100)	Fannie Mae, 30 YR TBA	5.00	7/25/40	$(8,569)
(4,700)	Fannie Mae, 30 YR TBA	6.00	7/25/40	(5,097)
(1,900)	FHLMC, 30 YR TBA	5.50	8/15/40	(2,033)

	Total TBA Sale Commitments			$(27,306)

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

*	Preferred Share
(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Escrow security due to bankruptcy.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(g)	Represent a “to-be-announced” transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time.

AMT — Alternative Minimum Tax

FHLMC — Federal Home Loan Mortgage Corp.

GO — General Obligation

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

RB — Revenue Bond

STRIP — Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery (See Note 2 in Notes to Financial Statements)

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(132)	Euro-Schatz Future	$(36)	Aug-10	$12
(2)	90 Day Euro$ Future	(496)	Dec-10	—
(59)	90 Day Euro$ Future	(14,560)	Dec-11	(9)
(32)	90 Day Euro$ Future	(7,933)	Mar-11	(6)
(21)	90 Day Euro$ Future	(5,172)	Mar-12	(39)
(8)	90 Day Euro$ Future	(1,952)	Mar-13	(13)
(24)	90 Day Euro$ Future	(5,944)	Jun-11	(15)
(8)	90 Day Euro$ Future	(1,966)	Jun-12	(12)
(1)	90 Day Euro$ Future	(243)	Jun-13	—
(5)	90 Day Euro$ Future	(1,242)	Sep-10	(1)
(29)	90 Day Euro$ Future	(7,171)	Sep-11	(35)
(8)	90 Day Euro$ Future	(1,961)	Sep-12	(12)
(8)	90 Day Euro$ Future	(1,956)	Dec-12	(13)
85	U.S. Long Bond Future	10,838	Sep-10	265
93	U.S. Treasury 2 Year Note Future	20,351	Sep-10	61
260	U.S. Treasury 5 Year Note Future	30,771	Sep-10	463
(128)	U.S. Treasury 10 Year Note Future	(15,686)	Sep-10	(1)
(8)	U.S. Ultra Treasury Bond Future	(1,087)	Sep-10	(51)

	Net Unrealized Appreciation/(Depreciation)			$594

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income II Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 06/30/2010 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currency Purchased
2,970,000	Euro	Citibank	8/16/10	$3,587	$3,632	$45
1,485,000	Euro	Citibank	8/16/10	1,823	1,816	(7)

	Total Currencies Purchased			$5,410	$5,448	$38

	Currencies Sold
4,455,000	Euro	Citibank	8/16/10	$5,448	$5,448	$—
830,500	Euro	Bank of National Paris	7/14/10	1,042	1,015	27

	Total Currencies Sold			$6,490	$6,463	$27

	Net Unrealized Appreciation/(Depreciation)					$65

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(60)	Call – U.S. Treasury 10 Year Future Option	$123	$(59)	$(84)	Aug-10	$(25)
(60)	Put – U.S. Treasury 10 Year Future Option	120	(71)	(23)	Aug-10	48

	Net Unrealized Appreciation/(Depreciation)		$(130)	$(107)		$23

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 85.01%
$431	Accellent, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 106.28 (a)	8.38	2/1/17	$422
395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @ 105.31	10.63	3/15/15	429
877	AES Ironwood LLC (Diversified Financial Services)	8.86	11/30/25	838
555	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	605
295	Affinion Group, Inc. (Media) Callable 8/13/10 @ 105.06	10.13	10/15/13	302
525	Affinion Group, Inc. (Media) Callable 10/15/10 @ 102.53	10.13	10/15/13	538
3,665	Affinion Group, Inc. (Media) Callable 10/15/10 @ 105.75	11.50	10/15/15	3,848
600	Altra Holdings, Inc. (Tobacco) Callable 12/1/12 @ 106.09 (a)	8.13	12/1/16	595
1,060	American Axle & Manufacturing, Inc. (Auto Components) Callable 1/15/14 @ 104.63 (a)	9.25	1/15/17	1,092
2,900	American General Finance Corp., MTN (Consumer Finance)	5.75	9/15/16	2,233
75	American General Finance Corp., Series H, MTN (Consumer Finance)	4.63	9/1/10	75
1,745	American General Finance Corp., Series H, MTN (Consumer Finance)	5.38	10/1/12	1,579
1,075	American General Finance Corp., Series I, MTN (Consumer Finance)	5.40	12/1/15	836
650	American General Finance Corp., Series J, MTN (Consumer Finance)	6.90	12/15/17	518
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	519
2,225	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	1,758
895	American Petroleum Tankers LLC (Oil, Gas & Consumable Fuels) Callable 5/1/12 @ 105.13 (a)	10.25	5/1/15	897
390	American Renal Holdings, Inc. (Health Care Providers & Services) Callable 5/15/13 @ 104.19 (a)	8.38	5/15/18	386
1,635	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/11 @ 104.63	9.25	6/1/14	1,713
1,710	Amsted Industries, Inc. (Multi-Utilities) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	1,706
1,490	Antero Resources Finance Corp. (Energy Equipment & Services) Callable 12/1/13 @ 104.69 (a)	9.38	12/1/17	1,490
1,500	Apria Healthcare Group, Inc. (Health Care Providers & Services) Callable 11/1/11 @ 105.62 (a)	11.25	11/1/14	1,598
945	Aquilex Holdings LLC (Energy Equipment & Services) Callable 12/15/13 @ 105.56 (a)	11.13	12/15/16	945
885	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 8/1/13 @ 104.38 (a)	8.75	8/1/16	923
1,890	Aspect Software, Inc. (Software) Callable 5/15/14 @ 105.31 (a)	10.63	5/15/17	1,890
1,965	Atlas Energy Resources LLC (Oil, Gas & Consumable Fuels) Callable 2/1/13 @ 105.38	10.75	2/1/18	2,095
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,604
1,955	Avaya, Inc. (Communications Equipment) Callable 11/1/11 @ 104.88	9.75	11/1/15	1,833
955	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Commercial Services & Supplies) Callable 3/15/14 @ 104.81 (a)	9.63	3/15/18	965
910	Axcan Intermediate Holdings, Inc. (Pharmaceuticals) Callable 3/1/11 @ 106.94	9.25	3/1/15	928
3,560	Bank of America Corp. (Diversified Financial Services) Callable 1/30/18 @ 100.00 (b)	8.00	12/29/49	3,439
1,060	Bill Barret Corp. (Oil, Gas & Consumable Fuels) Callable 7/15/13 @ 104.94	9.88	7/15/16	1,124
1,125	Biomet, Inc. (Electronic Equipment, Instruments & Components) Callable 10/15/12 @ 105.00	10.00	10/15/17	1,209
500	BioScrip, Inc. (Pharmaceuticals) Callable 4/1/13 @ 105.13 (a)	10.25	10/1/15	495
890	Boise Paper Holdings, Inc. (Paper & Forest Products) (a)	9.00	11/1/17	917
640	Boyd Gaming Corp. (Hotels, Restaurants & Leisure) Callable 2/1/11 @ 103.56	7.13	2/1/16	526
395	Bristow Group, Inc. (Energy Equipment & Services) Callable 9/15/12 @ 103.75	7.50	9/15/17	377
228	Bway Holding Co. (Containers & Packaging) Callable 6/15/14 @ 105.00 (a)	10.00	6/15/18	238
825	Cablevision Systems Corp. (Media)	8.00	4/15/20	835
905	Calpine Construction Finance Co. LP (Electric Utilities) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	925
430	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 10/15/13 @ 103.63 (a)	7.25	10/15/17	413
325	Case New Holland, Inc. (Machinery)	7.75	9/1/13	332
1,875	Case New Holland, Inc. (Machinery) (a)	7.88	12/1/17	1,889
140	Casella Waste Systems, Inc. (Commercial Services & Supplies) Callable 7/15/12 @ 105.50 (a)	11.00	7/15/14	151
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91 (a)	7.88	4/30/18	1,151
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06 (a)	8.13	4/30/20	501
1,000	Cemex Finance LLC (Capital Markets) Callable 12/14/13 @ 104.75 (a)	9.50	12/14/16	965

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,575	Cengage Learn Acquisition, Inc. (Media) Callable 7/15/11 @ 105.25 (a)	10.50	1/15/15	$1,465
730	Cenveo Corp. (Paper & Forest Products) Callable 2/1/14 @ 104.44	8.88	2/1/18	701
1,570	Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	1,564
455	Chart Industries, Inc. (Machinery) Callable 10/15/10 @ 104.56	9.13	10/15/15	456
620	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) Callable 7/22/10 @ 103.19	6.38	6/15/15	640
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	271
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	348
1,290	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	1,332
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	982
1,385	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,530
1,000	CII Carbon LLC (Metals & Mining) Callable 11/15/11 @ 105.56 (a)	11.13	11/15/15	973
755	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/13 @ 104.13	8.25	10/15/17	706
145	Cinemark USA, Inc. (Media) Callable 6/15/14 @ 104.31	8.63	6/15/19	146
1,450	CIT Group, Inc. (Diversified Financial Services) Callable 8/25/10 @ 103.50	7.00	5/1/13	1,388
1,165	CIT Group, Inc. (Diversified Financial Services) Callable 8/25/10 @ 103.50	7.00	5/1/14	1,098
2,905	CIT Group, Inc. (Diversified Financial Services) Callable 8/25/10 @ 103.50	7.00	5/1/15	2,680
3,745	CIT Group, Inc. (Diversified Financial Services) Callable 8/25/10 @ 103.50	7.00	5/1/16	3,417
2,590	CIT Group, Inc. (Diversified Financial Services) Callable 8/25/10 @ 103.50	7.00	5/1/17	2,331
1,660	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	1,648
2,355	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00 (b)	8.30	12/21/57	2,294
520	Clear Channel Worldwide Holdings, Inc. (Media) Callable 12/15/12 @ 106.94 (a)	9.25	12/15/17	517
2,705	Clear Channel Worldwide Holdings, Inc. (Media) Callable 12/15/12 @ 106.94 (a)	9.25	12/15/17	2,719
331	CNG Holdings, Inc. (Diversified Financial Services) Callable 2/15/13 @ 106.12 (a)	12.25	2/15/15	334
1,095	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/12 @106.75 (a)	9.00	4/1/15	1,084
2,485	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	2,423
1,885	Community Health Systems, Inc. (Health Care Providers & Services) Callable 7/15/11 @ 104.44	8.88	7/15/15	1,944
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00	8.00	6/1/19	858
1,195	Cooper-Standard Automotive (Auto Components) Callable 5/1/14 @ 104.25 (a)	8.50	5/1/18	1,204
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.88	7.75	6/1/18	628
665	Copano Energy LLC (Oil, Gas & Consumable Fuels) Callable 3/1/11 @ 104.06	8.13	3/1/16	655
500	CPM Holdings, Inc. (Machinery) Callable 9/1/12 @ 105.31 (a)	10.63	9/1/14	528
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	597
1,805	Crum & Forster Holding Corp. (Insurance) Callable 5/1/12 @ 103.88	7.75	5/1/17	1,814
1,340	Dean Foods Co. (Food Products)	7.00	6/1/16	1,253
401	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	397
2,530	Delta Air Lines, Inc. (Airlines) Callable 9/15/11 @ 107.12 (a)	9.50	9/15/14	2,656
2,835	DigitalGlobe, Inc. (Aerospace & Defense) Callable 5/1/12 @ 105.25	10.50	5/1/14	3,048
1,490	DISH DBS Corp. (Media)	7.88	9/1/19	1,550
1,235	DuPont Fabros Technology, Inc. (Real Estate Investment Trusts) Callable 12/15/13 @ 104.25 (a)	8.50	12/15/17	1,266
1,100	DynCorp International, Inc. (Aerospace & Defense) Callable 7/1/14 @ 105.19 (a)	10.38	7/1/17	1,103
2,130	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.50	6/1/15	1,685
4,377	Dynegy Holdings, Inc. (Independent Power Producers & Energy Traders)	7.75	6/1/19	3,026
420	Echostar DBS Corp. (Media)	7.13	2/1/16	421
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	716
985	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	630
1,805	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,110
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	120

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	$805
2,410	El Paso Corp., MTN (Oil, Gas & Consumable Fuels)	8.25	2/15/16	2,524
2,760	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.75	1/15/32	2,727
340	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	7.80	8/1/31	336
275	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	272
140	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	7.25	6/1/18	140
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	161
765	Encore Acquisition Co. (Oil, Gas & Consumable Fuels) Callable 5/1/13 @ 104.75	9.50	5/1/16	811
1,245	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (a)	10.00	1/15/20	1,239
280	Enterprise Products Operation LP (Commercial Banks) Callable 1/15/18 @ 100.00 (b)	7.03	1/15/68	258
575	Ferrellgas Partners LP (Gas Utilities) Callable 10/1/13 @ 104.56 (a)	9.13	10/1/17	599
995	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	1,149
871	Ford Motor Co. (Automobiles) (a)(b)	3.33	12/15/13	823
700	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	714
3,900	Ford Motor Credit Co. LLC (Consumer Finance)	8.70	10/1/14	4,065
365	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/12 @ 103.63	7.25	6/15/19	352
2,565	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	2,533
130	Frontier Oil Corp. (Oil, Gas & Consumable Fuels) Callable 9/15/12 @ 104.25	8.50	9/15/16	132
730	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	498
2,315	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.81 (a)	9.63	10/1/15	2,361
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 12/15/11 @ 104.88 (a)	9.75	12/15/14	1,300
1,080	Georgia Gulf Corp. (Chemicals) Callable 1/15/14 @ 104.50 (a)	9.00	1/15/17	1,096
545	GMAC, Inc. (Diversified Financial Services) (a)	8.00	3/15/20	533
9,220	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	8,505
1,600	GMAC, Inc. (Consumer Finance) (a)	8.30	2/12/15	1,620
385	Graphic Packaging International, Inc. (Containers & Packaging) Callable 8/13/10 @ 103.17	9.50	8/15/13	392
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,311
1,065	HCA, Inc. (Health Care Providers & Services) Callable 3/15/15 @ 103.63	7.25	9/15/20	1,070
1,150	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	1,236
1,530	Hertz Corp. (Road & Rail) Callable 8/13/10 @ 104.44	8.88	1/1/14	1,549
1,805	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (Chemicals) Callable 2/1/14 @ 104.44	8.88	2/1/18	1,629
585	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 8/13/10 @ 102.38	7.13	11/1/13	589
405	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	433
735	Hughes Network Systems LLC/HNS Finance Corp. (Wireless Telecommunication Services) Callable 4/15/11 @ 102.38	9.50	4/15/14	744
690	Huntsman International LLC (Chemicals) (a)	5.50	6/30/16	604
430	Huntsman International LLC (Chemicals) (a)	8.63	3/15/20	398
4,655	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Industrial Conglomerates) Callable 1/15/14 @ 104.00 (a)	8.00	1/15/18	4,515
500	ILFC E-Capital Trust ll (Diversified Consumer Services) (a)(b)	6.25	12/21/65	321
710	Inergy LP/Inergy Finance (Oil, Gas & Consumable Fuels) Callable 3/1/13 @ 104.38	8.75	3/1/15	722
970	ING Capital Funding Trust III (Insurance) Callable 12/31/10 @ 100.00 (b)	8.44	12/29/49	844
625	Insight Communications Co., Inc. (Media) Callable 7/15/13 @ 107.03 (a)	9.38	7/15/18	625
770	Integra Telecom (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	754
385	Intelsat Corp. (Wireless Telecommunication Services) Callable 8/13/10 @ 104.63	9.25	8/15/14	394
460	International Coal Group, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 104.56	9.13	4/1/18	460
1,540	International Lease Finance Corp. (Diversified Financial Services) (a)	8.63	9/15/15	1,459
1,880	International Lease Finance Corp. (Diversified Financial Services) (a)	8.75	3/15/17	1,781

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	$399
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	795
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	978
865	KB Home (Household Durables)	9.10	9/15/17	850
229	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	231
1,295	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00 (a)	10.00	6/1/17	1,314
990	Lamar Media Corp. (Media) Callable 4/15/14 @ 103.94 (a)	7.88	4/15/18	988
720	Lantheus Medical Imaging, Inc. (Pharmaceuticals) Callable 5/15/14 @ 104.88 (a)	9.75	5/15/17	713
2,100	LBI Escrow Corp. (Diversified Financial Services) Callable 5/1/13 @ 106.00 (a)	8.00	11/1/17	2,163
285	Lear Corp. (Auto Components) Callable 3/15/14 @ 103.94	7.88	3/15/18	286
285	Lear Corp. (Auto Components) Callable 3/15/15 @ 104.06	8.13	3/15/20	286
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 8/13/10 @ 101.00 (b)	4.14	2/15/15	1,418
3,880	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 2/15/12 @ 104.38	8.75	2/15/17	3,356
430	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 11/1/10 @ 104.63	9.25	11/1/14	390
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	483
600	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	492
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	697
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	574
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00 (b)	6.05	4/20/67	210
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00 (b)	7.00	5/17/66	562
845	Linn Energy LLC (Oil, Gas & Consumable Fuels) Callable 7/1/13 @ 104.94	9.88	7/1/18	896
1,890	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31 (a)	8.63	4/15/20	1,935
475	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	461
320	Local Insight Regatta Holdings, Inc. (Media) Callable 12/1/12 @ 105.50 (a)	11.00	12/1/17	208
1,540	Macy’s Retail Holdings, Inc. (Capital Markets)	5.90	12/1/16	1,544
2,000	Macy’s Retail Holdings, Inc. (Multiline Retail) (c)	8.88	7/15/15	2,205
285	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 7/15/11 @ 104.25	8.50	7/15/16	288
2,130	MarkWest Energy Partners LP, Series B (Oil, Gas & Consumable Fuels) Callable 4/15/13 @ 104.38	8.75	4/15/18	2,151
985	Martin Midstream Partners & Finance (Transportation Infrastructure) Callable 4/1/14 @ 104.44 (a)	8.88	4/1/18	975
730	MBIA, Inc. (Insurance)	5.70	12/1/34	352
2,000	Mcjunkin Red Man Corp. (Commercial Services & Supplies) Callable 12/15/12 @ 107.12 (a)	9.50	12/15/16	1,940
415	Media General, Inc. (Media) Callable 2/15/14 @ 105.88 (a)	11.75	2/15/17	421
2,155	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	2,080
915	MGM Resorts International (Hotels, Restaurants & Leisure) (a)	9.00	3/15/20	940
1,115	MGM Resorts International (Hotels, Restaurants & Leisure)	10.38	5/15/14	1,213
1,075	MGM Resorts International (Hotels, Restaurants & Leisure) (a)	11.38	3/1/18	1,011
447	Mirant Mid-Atlantic LLC, Series B (Electric Utilities)	9.13	6/30/17	462
800	Mohawk Industries, Inc. (Household Durables) (b)	6.88	1/15/16	814
1,185	MTR Gaming Group, Inc. (Hotels, Restaurants & Leisure) Callable 7/15/11 @ 106.31	12.63	7/15/14	1,188
1,000	Mylan, Inc. (Pharmaceuticals) Callable 7/15/15 @ 101.91 (a)	7.63	7/15/17	1,020
1,910	Mylan, Inc. (Pharmaceuticals) Callable 7/15/15 @ 103.94 (a)	7.88	7/15/20	1,948
950	Navistar International Corp. (Machinery) Callable 11/1/14 @ 104.13	8.25	11/1/21	964
915	New Communications Holdings, Inc. (Diversified Financial Services) (a)	7.88	4/15/15	922
1,490	New Communications Holdings, Inc. (Diversified Financial Services) (a)	8.25	4/15/17	1,496
3,190	NewPage Corp. (Paper & Forest Products) Callable 3/31/12 @ 105.00	11.38	12/31/14	2,895
450	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44 (a)	8.88	4/15/17	452

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 7/26/10 @ 101.84	7.38	8/1/15	$432
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 8/13/10 @ 101.72	6.88	10/31/13	460
910	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	919
2,305	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44 (a)	8.88	3/15/18	2,340
151	Norcraft Cos. LP (Household Durables) Callable 12/15/12 @ 105.25 (a)	10.50	12/15/15	156
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,134
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	971
255	Omnicare, Inc. (Health Care Providers & Services) Callable 8/13/10 @ 101.02	6.13	6/1/13	252
890	Overseas Shipholding Group, Inc. (Oil, Gas & Consumable Fuels)	8.13	3/30/18	874
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	145
300	Penn National Gaming, Inc. (Hotels, Restaurants & Leisure) Callable 8/13/10 @ 103.38	6.75	3/1/15	299
760	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	809
620	Penn Virginia Resources Partners LP (Energy Equipment & Services) Callable 4/15/14 @ 104.13	8.25	4/15/18	609
950	Petrohawk Energy Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/12 @ 103.94	7.88	6/1/15	952
1,555	PharmaNet Development Group, Inc. (Pharmaceuticals) Callable 4/15/14 @ 105.44 (a)	10.88	4/15/17	1,516
775	Phibro Animal Health Corp. (Chemicals) Callable 7/1/14 @ 104.63 (a)	9.25	7/1/18	771
1,055	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	1,064
885	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38 (a)	8.75	5/15/20	820
1,040	Pioneer Drilling Co. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.94 (a)	9.88	3/15/18	1,019
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	489
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @104.81	8.63	10/15/19	592
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	605
1,665	Provident Funding Associates (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	1,682
1,320	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	1,297
300	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	278
3,110	Qwest Communications International, Inc. (Diversified Telecommunication Services) Callable 10/1/12 @ 104.00 (a)	8.00	10/1/15	3,196
735	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	674
1,795	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	7.63	6/15/20	1,780
1,199	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	1,256
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/11 @ 103.75	7.50	5/15/16	282
1,425	Reckson Operating Partnership LP (Diversified Financial Services) (a)	7.75	3/15/20	1,397
840	Regency Energy Partners LP (Real Estate Investment Trusts) Callable 6/1/13 @ 104.69 (a)	9.38	6/1/16	890
1,725	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88 (a)	9.75	11/15/15	1,768
815	Rite Aid Corp. (Food & Staples Retailing) Callable 3/1/12 @ 103.75	7.50	3/1/17	721
120	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63	9.25	3/15/16	129
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	180
500	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	416
654	Salem Communications Corp. (Media) Callable 12/15/13 @ 104.81	9.63	12/15/16	674
1,380	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	1,308
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38 (a)	8.75	1/15/20	328
1,330	Scientific Games International, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/14 @ 104.63	9.25	6/15/19	1,360
1,635	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	1,651
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	898
1,037	Sithe/Independence Funding Corp., Series A (Electric Utilities)	9.00	12/30/13	1,054

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	$708
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	785
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	583
525	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	515
220	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	183
5	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	5
1,160	Sprint Capital Corp. (Wireless Telecommunication Services)	7.63	1/30/11	1,180
845	Sprint Capital Corp. (Wireless Telecommunication Services)	8.38	3/15/12	886
2,210	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,111
1,700	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	12/1/16	1,526
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,100
895	SquareTwo Financial Corp. (Diversified Financial Services) Callable 4/1/14 @ 105.81 (a)	11.63	4/1/17	847
825	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	784
1,165	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/15/11 @ 103.88	7.75	4/15/15	1,162
565	Stratus Technologies, Inc. (Computers & Peripherals) Callable 4/15/13 @ 112.00 (a)	12.00	3/29/15	492
2,355	SunGard Data Systems, Inc. (Software) Callable 8/13/10 @ 104.56	9.13	8/15/13	2,393
1,555	SUPERVALU, Inc. (Food & Staples Retailing)	8.00	5/1/16	1,539
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,125
5,650	Telcordia Technologies, Inc. (Diversified Telecommunication Services) Callable 5/1/14 @ 105.50 (a)	11.00	5/1/18	5,367
1,440	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44 (a)	8.88	7/1/19	1,526
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	308
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	180
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,541
925	Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 11/1/10 @ 103.31	6.63	11/1/15	867
530	Tesoro Corp. (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 104.88	9.75	6/1/19	550
310	Texas Industries, Inc. (Construction Materials) Callable 8/13/10 @ 101.81	7.25	7/15/13	300
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	96
960	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	10/15/17	970
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,731
1,500	The Goodyear Tire & Rubber Co. (Auto Components) Callable 5/15/12 @ 107.88	10.50	5/15/16	1,631
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,220
2,170	The Reader’s Digest Association, Inc. (Media) Callable 2/15/13 @ 104.00 (a)(b)	9.50	2/15/17	2,165
585	Thermon Industries, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/14 @ 104.75 (a)	9.50	5/1/17	594
1,680	Toys “R” Us Property Co., Inc. (Specialty Retail) Callable 12/1/13 @ 104.25 (a)	8.50	12/1/17	1,722
1,750	Toys “R” Us Property Co., Inc. (Specialty Retail) Callable 7/15/13 @ 105.38 (a)	10.75	7/15/17	1,912
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	711
1,050	Triumph Group, Inc. (Aerospace & Defense) Callable 7/15/14 @ 104.31 (a)	8.63	7/15/18	1,071
1,000	TRW Automotive, Inc. (Auto Components) Callable 12/1/13 @ 104.44 (a)	8.88	12/1/17	1,030
875	United Maritime LLC/Corp. (Electric Utilities) Callable 12/15/12 @ 105.88 (a)	11.75	6/15/15	827
3,200	United Rentals North America, Inc. (Trading Companies & Distributors) Callable 12/15/14 @ 104.63	9.25	12/15/19	3,224
2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 6/1/11 @ 104.25	8.50	6/1/15	2,674
420	Univision Communications, Inc. (Media) Callable 7/1/11 @ 106.00 (a)	12.00	7/1/14	450
400	US Oncology, Inc. (Health Care Providers & Services) Callable 8/15/13 @ 104.56	9.13	8/15/17	411
465	USG Corp. (Building Products) (c)	9.50	1/15/18	460
510	USG Corp. (Building Products) (a)	9.75	8/1/14	530
775	Verso Paper Holdings LLC (Paper & Forest Products) Callable 1/1/12 @ 105.00	11.50	7/1/14	835
2,010	Verso Paper Holdings LLC/Verso Paper, Inc., Series B (Paper & Forest Products) Callable 8/1/11 @ 105.69	11.38	8/1/16	1,714

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$3,125	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	$3,180
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	421
3,075	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	2,798
860	Windstream Corp. (Diversified Telecommunication Services)	8.63	8/1/16	866
895	WMG Holdings Corp. (Media) Callable 8/13/10 @ 104.75	9.50	12/15/14	891
500	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 11/1/13 @ 103.94 (a)	7.88	11/1/17	506
2,120	Zayo Group LLC/Zayo Capital, Inc. (Internet Software & Services) Callable 3/15/13 @ 105.13 (a)	10.25	3/15/17	2,162

	Total Corporate Bonds			322,064

	Convertible Corporate Bonds — 0.71%
1,645	AmeriCredit Corp. (Consumer Finance)	0.75	9/15/11	1,530
1,250	Jefferies Group, Inc. (Capital Markets) Callable 11/1/17 @ 100.00	3.88	11/1/29	1,172

	Total Convertible Corporate Bonds			2,702

	Yankee Dollars — 10.25%
965	Cie Gen Geophysique (Energy Equipment & Services) Callable 5/15/13 @ 104.75	9.50	5/15/16	979
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	628
1,620	FMG Finance Property Ltd. (Metals & Mining) (a)	10.63	9/1/16	1,782
1,130	General Maritime Corp. (Oil, Gas & Consumable Fuels) Callable 11/15/13 @ 106.00 (a)	12.00	11/15/17	1,153
325	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 8/9/10 @ 105.38	10.75	12/15/14	332
1,990	Global Crossing Ltd. (Diversified Telecommunication Services) Callable 9/15/12 @ 106.00 (a)	12.00	9/15/15	2,109
700	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	698
1,375	ING Groep NV (Diversified Financial Services) Callable 12/8/15 @ 100.00 (b)	5.78	12/29/49	969
500	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	511
1,594	Intelsat Bermuda Ltd. (Wireless Telecommunication Services) Callable 2/15/13 @ 105.75	11.50	2/4/17	1,590
710	Intelsat Jackson Holdings Ltd. (Wireless Telecommunication Services) Callable 11/1/14 @ 104.25 (a)	8.50	11/1/19	717
985	Intelsat Subsidiary Holding Co. Ltd., Series B (Wireless Telecommunication Services) Callable 8/13/10 @ 104.44 (a)	8.88	1/15/15	996
450	MCE Finance Ltd. (Hotels, Restaurants & Leisure) Callable 5/15/14 @ 105.13 (a)	10.25	5/15/18	467
745	National Money Mart Co. (Commercial Services & Supplies) Callable 12/15/13 @ 105.19 (a)	10.38	12/15/16	756
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	797
1,250	OPTI Canada, Inc. (Oil, Gas & Consumable Fuels) Callable 12/15/10 @ 102.00 (a)	9.00	12/15/12	1,262
675	Patheon, Inc. (Pharmaceuticals) Callable 4/15/13 @ 106.47 (a)	8.63	4/15/17	670
700	Quebecor Media, Inc. (Media) Callable 3/15/11 @ 103.88	7.75	3/15/16	686
455	Quebecor Media, Inc. (Media)	7.75	3/15/16	446
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	858
120	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	6.88	12/1/13	117
125	Royal Caribbean Cruises Ltd. (Commercial Banks)	7.00	6/15/13	124
190	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	8.75	2/2/11	195
950	Royal Caribbean Cruises Ltd. (Commercial Banks)	11.88	7/15/15	1,092
1,450	RSC Equipment Rental, Inc. (Trading Companies & Distributors) Callable 12/1/10 @ 104.75	9.50	12/1/14	1,441
365	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/20	347
165	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	188
109	Sun Media Corp. (Media)	7.63	2/15/13	109
965	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50	1/15/20	960
4,000	Telesat Canada/Telesat LLC (Diversified Telecommunication Services) Callable 11/1/12 @ 105.50	11.00	11/1/15	4,320
775	UPC Germany GmbH (Diversified Financial Services) Callable 12/1/12 @ 108.12 (a)	8.13	12/1/17	760
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	905

See accompanying notes to financial statements

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,190	Virgin Media Finance PLC (Media) Callable 10/15/14 @ 104.19	8.38	10/15/19	$1,205
1,325	Virgin Media Finance PLC (Wireless Telecommunication Services) Callable 8/15/11 @ 104.56	9.13	8/15/16	1,371
680	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	547
2,990	Wind Acquisition Finance SA (Electric Utilities) Callable 7/15/13 @ 105.88 (a)	11.75	7/15/17	3,065
2,850	Wind Acquisition Finance SA (Electric Utilities) Callable 12/1/10 @ 105.38 (a)	12.00	12/1/15	2,950
800	Wind Acquisition Holdings Finance SA (Electric Utilities) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	728

	Total Yankee Dollars			38,830

	Common/Preferred Stocks and Rights — 0.26%
26,875	Adelphia restructure Rights to Time Warner Cable, Inc., Class – A Stock (Media) (d)			27
37,775	Citigroup Capital XII Callable 3/30/15 @ 25.00 (Diversified Financial Services)*			944

	Total Common/Preferred Stocks and Rights			971

	Time Deposits — 2.38%
$8,998	State Street Liquidity Management Control System Time Deposit	0.01	7/1/10	8,998

	Total Time Deposits			8,998

	Total Investments (cost $361,623) — 98.61%			373,565
	Other assets in excess of liabilities — 1.39%			5,282

	Net Assets — 100.00%			$378,847

*	Represents a Level 1 security. Refer to Note 2 in Notes to Financial Statements.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2010.

(d)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

ULC — Unlimited Liability Co.

See accompanying notes to financial statements

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 95.17%
	Alabama — 2.84%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100.00 (NATL-RE)	5.25	3/1/13	$1,072

	Arizona — 1.32%
500	Arizona State University Revenue (AGM)	5.25	7/1/10	500

	California — 6.35%
765	California State, GO	5.00	4/1/15	853
1,500	Los Angeles California Municipal Improvement Corporation Lease Revenue, Series C	3.00	9/1/12	1,550

				2,403

	Florida — 14.89%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,324
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101.00	5.38	1/1/14	1,074
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,341
735	Lakeland Florida Light & Water Revenue, Series C (AGM)	6.05	10/1/11	777
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,116

				5,632

	Illinois — 8.50%
1,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100.00 (FGIC)	5.50	1/1/21	1,051
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100.00	5.25	12/30/12	1,071
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100.00	5.25	10/1/14	1,091

				3,213

	Iowa — 3.29%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,245

	Kentucky — 4.44%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,678

	Massachusetts — 5.29%
2,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2 (a)	3.70	8/1/10	1,999

	Michigan — 9.61%
650	Hamilton Michigan Community School District, GO (AGM Q-SBLF)	5.00	5/1/12	699
1,200	Michigan State Building Authority Revenue, State Police Communications – III, ETM	5.50	10/1/10	1,214
1,500	Michigan State Trunk Line Revenue (NATL-RE, FGIC)	5.25	11/1/15	1,722

				3,635

	Nevada — 2.79%
1,000	Nevada State Colorado River Community, Series I, GO (AGM)	5.00	9/15/11	1,054

	New York — 7.40%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,745
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (NATL-RE)	5.25	10/1/11	1,053

				2,798

	Ohio — 2.75%
1,000	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	1,039

	Tennessee — 2.80%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,059

See accompanying notes to financial statements

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 7.96%
$745	College Station Texas, GO	5.00	2/15/16	$851
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,609
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	548

				3,008

	Utah — 2.78%
1,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100.00	5.00	8/1/13	1,050

	Washington — 6.61%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,439
1,000	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100.00 (NATL-RE)	5.00	1/1/14	1,060

				2,499

	Wisconsin — 5.55%
1,475	Dane County, Series A, GO	3.00	6/1/12	1,541
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	556

				2,097

	Total Municipal Bonds			35,981

	Mutual Funds — 3.66%
1,382,634	SSgA Tax-Free Money Market Fund (b)	0.01		1,383

	Total Mutual Funds			1,383

	Total Investments (cost $36,411) — 98.83%			37,364
	Other assets in excess of liabilities — 1.17%			442

	Net Assets — 100.00%			$37,806

(a)	Zero Coupon Security. Effective rate shown is as of June 30, 2010.

(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

Q-SBLF — Qualified School Bond Loan Fund

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 96.38%
	Alabama — 2.62%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,526
2,500	Alabama State Public School & College Authority Revenue, Capital Improvement, Series B, Callable 5/1/13 @ 103.00	5.00	5/1/14	2,828
3,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	3,389
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,752
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,188
500	Tuscaloosa Alabama Educational Building Authority Revenue, Callable 8/15/10 @ 100.00 (XLCA)	5.13	8/15/13	503

				15,186

	Alaska — 0.43%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (General Obligation of Authority)	5.25	4/1/22	2,503

	Arizona — 2.02%
185	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	189
1,775	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	1,874
345	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	345
365	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	376
380	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	402
395	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	429
250	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	277
335	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	373
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	269
2,000	Pima County Arizona Sewer System Revenue, Callable 7/01/20 @ 100.00 (AGM)	5.00	7/1/23	2,162
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,077
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,638
320	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	321

				11,732

	Arkansas — 0.60%
835	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/11	848
25	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM, Pre-refunded (ADFA/ADED)	4.25	3/1/11	25
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	535
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM, Pre-refunded (ADFA/ADED)	4.25	3/1/13	16
465	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	493
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	514
1,025	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,060

				3,491

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California — 15.51%
$800	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	$803
4,400	California State Department of Water Resources, Central Valley Project	5.25	7/1/22	4,413
100	California State Department of Water Resources, Power Supply Revenue, Series B-1 (LOC) (a)	0.10	5/1/22	100
5,950	California State Department of Water Resources, Power Supply Revenue, Series L	5.00	5/1/15	6,716
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,525
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,003
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,008
250	California State, GO	6.30	9/1/11	265
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,491
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,529
5,000	California State, GO	5.00	8/1/21	5,251
1,000	California State, GO	5.00	8/1/22	1,041
250	California State, GO	5.00	11/1/22	261
935	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	964
7,570	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100.00	4.50	6/1/27	6,460
3,095	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	2,881
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,601
1,405	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,376
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,304
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,432
5,530	San Francisco California City & County Airports Commission International Terminal Revenue, Series E, Callable 5/1/19 @ 100.00	5.25	5/1/23	6,018
3,000	San Francisco California City & County Public Utilities Commission, Water Revenue, Series B, Callable 11/1/19 @ 100.00	5.00	11/1/26	3,258
2,140	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,122
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,536
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,695
100	Turlock California Public Financing Authority	5.25	9/1/15	100
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,768

				89,921

	Colorado — 0.61%
865	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	918
2,355	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,471
117	University of Colorado Registrants Participation Institutes	6.00	12/1/13	121

				3,510

	Connecticut — 0.13%
740	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	770

	Delaware — 1.49%
2,660	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	2,757
5,000	Delaware State, Series B, GO	5.00	1/1/17	5,859

				8,616

	District of Columbia — 0.47%
455	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	455

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	District of Columbia (continued)
$2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	$2,256

				2,711

	Florida — 10.95%
1,150	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,188
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,343
995	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/1/12 @ 102.00 (b)	8.95	10/1/33	1,179
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,431
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,118
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,175
1,815	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,807
5,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/15	5,345
1,695	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,709
4,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	4,367
1,500	Florida State Turnpike Authority Revenue, Department of Transportation, Series A (AGM)	5.00	7/1/13	1,674
5,180	Florida State Turnpike Authority Revenue, Department of Transportation, Series A	5.00	7/1/14	5,832
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,746
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,484
530	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	531
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,492
1,290	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,294
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,111
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,776
500	Miami-Dade County Florida Special Obligation (MBIA) (a)	5.00	10/1/35	501
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,761
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,939
2,400	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	2,741
1,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	966

				63,510

	Georgia — 1.41%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,113
1,250	Gwinnett County Georgia Development Authority Public School Project Certificates of Participation, Prerefunded 1/1/14 @ 100.00 (NATL-RE)	5.25	1/1/20	1,425
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,645

				8,183

	Hawaii — 1.66%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,621
220	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	220
2,500	Honolulu City & County Hawaii Wastewater System Revenue, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/22	2,769

				9,610

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Idaho — 0.40%
$1,775	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	$1,823
465	Idaho Housing & Finance Association, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	471

				2,294

	Illinois — 4.96%
190	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	200
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	542
2,940	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,905
475	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	488
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	511
3,336	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,386
2,305	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,386
240	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	241
655	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	570
2,125	Illinois Educational Facilities Authority Revenue	5.41	7/1/14	1,638
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (a)	4.25	3/1/34	394
645	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	661
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/120 @100	5.00	1/1/25	2,099
3,000	Illinois State, GO, Callable 1/1/20 @ 100.00	5.00	1/1/22	3,141
5,000	Illinois State, Series B, GO	5.00	1/1/16	5,444
945	Lake County Illinois Community School District, Unrefunded (AGM) (c)	6.41	12/1/17	718
695	Lake County Illinois Community School District, ETM, Pre-refunded (AGM) (c)	6.41	12/1/17	565
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	222
325	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building, Callable 2/1/11 @ 100.00 (FGIC)	5.50	2/1/16	334
390	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	391
1,385	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,388
350	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	371
180	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	169

				28,764

	Indiana — 1.97%
1,170	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,236
385	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	386
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,145
2,500	IPS Multi-School Building Corp. Indiana (AGM)	4.50	1/15/31	2,425
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,412
1,735	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,623
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,166

				11,393

	Kentucky — 0.73%
4,010	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,211

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Louisiana — 1.08%
$995	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	$1,030
1,095	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,126
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	327
775	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	830
2,886	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	2,971

				6,284

	Maryland — 0.41%
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,267
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,120

				2,387

	Massachusetts — 2.92%
3,180	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A	5.25	7/1/28	3,727
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,234
330	Massachusetts State Development Finance Agency Revenue, Series A, Callable 10/20/11 @ 105.00 (GNMA)	6.70	10/20/21	373
2,065	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	2,110
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,706
435	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	435
355	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	357

				16,942

	Michigan — 2.08%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,523
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,497
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	302
250	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	260
2,715	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,889
1,000	Michigan State Hospital Finance Authority Revenue, Henry Ford Health System	5.50	11/15/17	1,063
1,275	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,396
140	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	146

				12,076

	Mississippi — 0.27%
925	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	919
645	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	646

				1,565

	Missouri — 1.83%
545	Grandview Missouri Certificates of Participation (FGIC)	5.25	1/1/18	566

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Missouri (continued)
$250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	$249
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,712
3,615	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	3,731
325	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	326

				10,584

	Montana — 0.23%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,343

	Nebraska — 0.21%
320	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	319
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	192
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	308
1,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	404

				1,223

	Nevada — 1.03%
3,000	Clark County Nevada Airport Revenue System, Series C, Callable 7/1/19 @ 100.00 (AGM)	5.00	7/1/23	3,153
2,250	Clark County Nevada Airport Revenue System, Series D, Callable 1/1/20 @ 100.00	5.00	7/1/23	2,406
390	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	390

				5,949

	New Jersey — 3.24%
85	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	91
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	100
95	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	107
719	Berkeley Township New Jersey GO (AMBAC)	4.50	7/1/20	762
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,267
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,796
300	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	301
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	593
2,180	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series C, Prerefunded 6/15/13 @ 100.00	5.50	6/15/21	2,478
4,785	Tobacco Settlement Financing Corp. Revenue, Series 1-A, Callable 6/1/17 @ 100.00	4.50	6/1/23	4,314

				18,809

	New Mexico — 1.55%
7,730	New Mexico State Severance Tax Revenue, Series A	5.00	7/1/16	8,966

	New York — 3.91%
105	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	107
185	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	186
895	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	951
500	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	518
3,545	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A-1	5.00	11/15/13	3,965

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	$5,835
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,526
465	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	465
360	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	378
1,325	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,343
5,520	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	6,168
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	216

				22,658

	North Carolina — 2.18%
5,000	Mecklenburg County North Carolina, Series C, GO	5.00	3/1/15	5,789
855	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	858
45	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	45
5,000	North Carolina State, Series A, GO	5.00	3/1/19	5,933

				12,625

	North Dakota — 0.50%
1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,260
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,663

				2,923

	Ohio — 3.85%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,041
500	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	527
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,195
300	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	302
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,160
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	541
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/13 @ 100.00 (a)	4.70	7/1/37	3,898
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Prerefunded 7/1/15 @ 100.00 (a)	4.95	7/1/37	272
5,000	Ohio State Water Development Authority Water Pollution Control Revenue, Water Quality, Series A, Callable 12/1/19 @ 100	5.00	12/1/23	5,635
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	736
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	212
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	232
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	542

				22,293

	Oklahoma — 0.37%
285	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.70	9/1/32	297
1,825	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,853

				2,150

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania — 6.85%
$1,320	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	$1,357
1,420	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,455
395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	402
95	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95
1,300	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,186
205	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	206
750	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101.00	7.63	7/1/30	757
3,325	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,533
250	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	262
205	McKeesport Pennsylvania Area School District, ETM (AGM)	5.00	4/1/13	216
75	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital, Callable 1/1/11 @ 101.00 (Asset GTY)	5.50	7/1/12	78
1,800	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,819
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,878
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	692
800	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	837
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,796
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	305
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,026
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,023
2,500	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,507
800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	802
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,020
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,761
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,068
825	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	840
280	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	281
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,162
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,358

				39,722

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Puerto Rico — 3.65%
$4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	$5,083
5,000	Puerto Rico Electric Power Authority, Power Revenue, Series VV (NATL-RE)	5.25	7/1/29	5,140
4,000	Puerto Rico Public Buildings Authority Revenue Guaranteed, Government Facilities, Series H (XLCA)	5.25	7/1/13	4,256
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,536
150	University of Puerto Rico Revenues	5.50	6/1/12	150

				21,165

	Rhode Island — 0.05%
300	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	300

	South Carolina — 0.45%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,224
365	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	378

				2,602

	South Dakota — 0.08%
395	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	453

	Tennessee — 0.75%
175	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	180
3,050	Memphis Tennesse Electric Systems Revenue, SUB	5.00	12/1/17	3,542
590	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	628

				4,350

	Texas — 7.24%
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,081
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	968
285	Bexar County Texas Revenue Project, Callable 8/15/10 @ 100.00 (MBIA)	5.75	8/15/22	287
2,890	Fort Bend Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	3,368
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,870
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,650
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,760
288	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT, Callable 6/30/10 @ 100.00 (GNMA)	7.40	9/20/35	288
1,730	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,734
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	706
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,867
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,337
4,000	San Antonio Texas Electric & Gas Revenue, Callable 2/1/15 @ 100.00 (NATL-RE-IBC)	5.00	2/1/20	4,395
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,899
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,403
3,000	Texas State Public Financial Authority, Series A, GO	5.00	10/1/13	3,379

				41,992

	Utah — 1.30%
525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	548
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	430
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,092
110	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	111

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — June 30, 2010

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah (continued)
$420	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	$424
2,500	Utah State, Series C, GO	5.00	7/1/18	2,958

				7,563

	Virginia — 1.23%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,147
185	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	185
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,502
2,000	Virginia State Public Building Authority Public Facilities Revenue, Series A	5.00	8/1/14	2,290

				7,124

	Washington — 2.61%
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,086
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,297
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,799
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,132
1,745	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,923
465	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	484
400	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101.00 (RADIAN)	5.85	7/1/12	403

				15,124

	Wisconsin — 0.55%
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,191

	Total Municipal Bonds			558,768

	Taxable Municipal Bonds — 0.90%
	Illinois — 0.83%
5,065	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,800

	Ohio — 0.07%
400	Summit County Ohio Port Authority Revenue	5.40	11/15/10	400

	Total Taxable Municipal Bonds			5,200

	Corporate Bonds — 0.13%
	Diversified Financial Services — 0.13%
3,939	ASC Equipment (d)(e)	—	3/1/08	—
1,350	Staunton Hotel LLC (a)(b)(f)	6.25	6/1/29	756

	Total Corporate Bonds			756

	Time Deposits — 0.57%
3,296	State Street Liquidity Management Control System Time Deposit	0.01	7/1/10	3,296

	Total Time Deposits			3,296

	Total Investments (cost $560,803) — 97.98%			568,020
	Other assets in excess of liabilities — 2.02%			11,740

	Net Assets — 100.00%			$579,760

See accompanying notes to financial statements

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — June 30, 2010

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2010. The maturity date represents actual maturity date.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Zero Coupon Security. Effective rate shown is as of June 30, 2010.

(d)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

(e)	Escrow security due to bankruptcy.

(f)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.13% of the Portfolio’s net assets.

ACA — American Capital Access

ADFA/ADED — Arkansas Development Finance Authority/Arkansas Department of Economic Development

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

NATL-RE — Reinsurance provided by National Reinsurance

NATL-RE-IBC — Reinsurance provided by National Reinsurance Insured Bond Certificate

PSF-GTD — Permanent School Fund Guaranteed

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of June 30, 2010

(Amounts in thousands except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments:
Investments, at cost	$391,002	$690,410	$504,151	$846,366
Unrealized appreciation (depreciation)	23,877	(8,198)	87,734	5,876

Investments, at value	414,879	682,212	591,885	852,242
Repurchase agreements, at value and cost	—	23,800	—	24,100
Foreign currency, at value (cost $0, $94, $0, $121, respectively)	—	92	—	120
Unrealized appreciation on forward currency contracts	—	643	—	857
Dividends and interest receivable	640	1,202	702	1,055
Receivable for Portfolio shares sold	—	1,465	—	1,816
Receivable from investments sold	2,271	2,847	11,976	2,818
Swaps premium paid	—	45	—	61
Foreign tax reclaims receivable	172	35	186	93
Segregated cash for collateral	—	53	—	—
Prepaid expenses	15	45	20	53

Total Assets	417,977	712,439	604,769	883,215

LIABILITIES:
Written options, at fair value (premiums received $0, $100, $0, $136, respectively)	—	239	—	327
Unrealized depreciation on forward currency contracts	—	113	—	144
Unrealized depreciation on interest rate swap agreements	—	3	—	4
Payable for investments purchased	5,704	21,507	4,008	22,041
Cash overdraft	591	—	10,510	—
Payable to broker for futures collateral	—	290	—	590
Variation margin payable on futures contracts	6	997	14	1,282
Advisory fees payable	156	271	225	338
Management fees payable	18	29	27	37
Administrative service fees payable	4	5	4	6
Other accrued expenses	30	14	51	21

Total Liabilities	6,509	23,468	14,839	24,790

NET ASSETS:	$411,468	$688,971	$589,930	$858,425

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$41	$67	$57	$81
Additional paid-in capital	705,059	791,913	812,105	968,968
Accumulated net investment income/(distributions in excess of net investment income)	449	609	395	394
Accumulated realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	(317,917)	(88,320)	(310,290)	(107,835)
Net unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	23,836	(15,298)	87,663	(3,183)

Net Assets	$411,468	$688,971	$589,930	$858,425

NET ASSETS:
HC Strategic Shares	$411,468	$688,971	$589,930	$858,425

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	41,237	67,183	56,797	81,132

Net Asset Value, offering and redemption price per share (a)
HC Strategic Shares	$9.98	$10.26	$10.39	$10.58

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2010

(Amounts in thousands except per share amounts)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The International Equity Portfolio
ASSETS:
Investments:
Investments, at cost	$113,707	$163,970	$185,671	$818,213
Unrealized appreciation (depreciation)	49	(1,859)	22,151	106,115

Investments, at value	113,756	162,111	207,822	924,328
Foreign currency, at value (cost $0, $0, $8, $1,960, respectively)	—	—	8	1,966
Unrealized appreciation on forward currency contracts	—	—	—	1,029
Dividends and interest receivable	123	170	661	1,679
Receivable for Portfolio shares sold	—	—	192	—
Receivable from investments sold	585	577	221	3,662
Foreign tax reclaims receivable	—	—	—	1,610
Prepaid expenses	13	18	10	33

Total Assets	114,477	162,876	208,914	934,307

LIABILITIES:
Unrealized depreciation on forward currency contracts	—	—	—	672
Payable for investments purchased	630	1,085	1,483	6,584
Payable for Portfolio shares redeemed	3	1	—	—
Cash overdraft	—	2	—	—
Variation margin payable on futures contracts	2	4	—	—
Advisory fees payable	67	94	375	566
Management fees payable	5	7	9	39
Administrative service fees payable	1	1	1	6
Other accrued expenses	20	11	7	253

Total Liabilities	728	1,205	1,875	8,120

NET ASSETS:	$113,749	$161,671	$207,039	$926,187

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$11	$16	$15	$109
Additional paid-in capital	201,837	208,014	180,780	1,079,939
Accumulated net investment income/(distributions in excess of net investment income)	33	135	460	2,211
Accumulated realized gains/(losses) from investments, futures and foreign currency transactions	(88,170)	(44,615)	3,634	(262,533)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	38	(1,879)	22,150	106,461

Net Assets	$113,749	$161,671	$207,039	$926,187

NET ASSETS:
HC Strategic Shares	$113,749	$161,671	$207,039	$926,187

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	10,931	15,662	15,300	108,833

Net Asset Value, offering and redemption price per share (a)
HC Strategic Shares	$10.41	$10.32	$13.53	$8.51

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of June 30, 2010

(Amounts in thousands except per share amounts)

	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Commodity Related Securities Portfolio	The Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,589,596	$357,300	$128,012	$421,818
Unrealized appreciation (depreciation)	(162,653)	(18,929)	(6,368)	12,439

Investments, at value	1,426,943	338,371	121,644	434,257
Cash	—	2,323	—	—
Foreign currency, at value (cost $2,416, $2,011, $8, $0, respectively)	2,419	2,086	8	—
Unrealized appreciation on forward currency contracts	1,526	85	—	—
Dividends and interest receivable	2,614	1,074	21	2,958
Receivable for Portfolio shares issued	2,326	321	5,276	1,269
Receivable from investments sold	16,372	803	652	7,934
Receivable from Administrator	28	—	—	—
Segregated cash for collateral	—	2,876	—	—
Foreign tax reclaims receivable	1,170	1	—	—
Deferred offering costs	—	—	40	—
Prepaid expenses	71	14	11	16

Total Assets	1,453,469	347,954	127,652	446,434

LIABILITIES:
Unrealized depreciation on forward currency contracts	1,027	—	—	—
Distributions payable	—	—	—	1,261
Payable for investments purchased	33,985	1,815	6,754	25,877
Payable for Portfolio shares redeemed	—	—	—	186
Variation margin payable on futures contracts	—	652	—	—
Advisory fees payable	840	212	53	64
Management fees payable	59	14	3	17
Administrative services fees payable	11	2	1	3
Other accrued expenses	194	75	—	18

Total Liabilities	36,116	2,770	6,811	27,426

NET ASSETS:	$1,417,353	$345,184	$120,841	$419,008

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$167	$19	$13	$46
Additional paid-in capital	1,597,524	364,891	127,209	434,404
Accumulated net investment income/(distributions in excess of net investment income)	3,736	1,185	(8)	387
Accumulated realized gains/(losses) from investments, futures and foreign currency transactions	(21,888)	(1,486)	(2)	(28,268)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(162,186)	(19,425)	(6,371)	12,439

Net Assets	$1,417,353	$345,184	$120,841	$419,008

NET ASSETS:
HC Strategic Shares	$1,417,353	$345,184	$120,841	$419,008

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	166,631	19,383	12,623	45,904

Net Asset Value, offering and redemption price per share (a)
HC Strategic Shares	$8.51	$17.81	$9.57	$9.13

Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of June 30, 2010

(Amounts in thousands except per share amounts)

	The Fixed Income II Portfolio	The Fixed Income Opportunity Portfolio	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio
ASSETS:
Investments, at cost	$410,283	$361,623	$36,411	$560,803
Unrealized appreciation (depreciation)	8,429	11,942	953	7,217

Investments, at value	418,712	373,565	37,364	568,020
Unrealized appreciation on forward currency contracts	72	—	—	—
Dividends and interest receivable	2,561	7,322	457	7,841
Receivable for Portfolio shares issued	387	508	69	1,416
Receivable from investments sold	178,723	374	—	7,669
TBA sale commitments receivable	27,173	—	—	—
Segregated cash for collateral	5	—	—	—
Variation margin receivable on futures contracts	13	—	—	—
Prepaid expenses	12	11	6	14

Total Assets	627,658	381,780	37,896	584,960

LIABILITIES:
TBA sale commitments, at fair value	27,306	—	—	—
Written options, at fair value (premiums received $130, $0, $0, $0, respectively)	107	—	—	—
Unrealized depreciation on forward currency contracts	7	—	—	—
Distributions payable	394	—	70	1,490
Payable for investments purchased	243,665	2,494	—	3,176
Payable for Portfolio shares redeemed	33	2	10	388
Advisory fees payable	60	414	4	95
Management fees payable	15	16	2	24
Administrative services fees payable	2	3	—	4
Other accrued expenses	13	4	4	23

Total Liabilities	271,602	2,933	90	5,200

NET ASSETS:	$356,056	$378,847	$37,806	$579,760

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$35	$56	$4	$60
Additional paid-in capital	347,903	406,205	36,861	603,732
Accumulated net investment income/(distributions in excess of net investment income)	170	1,988	(12)	618
Accumulated realized gains/(losses) from investments, futures, written options and foreign currency transactions	(1,032)	(41,344)	—	(31,867)
Net unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	8,980	11,942	953	7,217

Net Assets	$356,056	$378,847	$37,806	$579,760

NET ASSETS:
HC Strategic Shares	$356,056	$378,847	$37,806	$579,760

SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	34,741	56,322	3,677	60,463

Net Asset Value, offering and redemption price per share (a)
HC Strategic Shares	$10.25	$6.73	$10.28	$9.59

Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Operations

For the Year Ended June 30, 2010

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$1	$863	$1	$1,071
Dividends (net of foreign withholding tax of $11, $0, $0, $0, respectively)	11,302	10,173	9,722	7,031

Total Investment Income:	11,303	11,036	9,723	8,102

EXPENSES:
Advisory fees	1,285	1,632	1,847	2,058
Management fees	256	280	388	377
Administrative services fees	229	242	348	328
Professional fees	52	55	90	73
Compliance service fees	11	11	18	14
Custodian fees	50	57	92	82
Registration and filing fees	5	15	5	18
Trustee fees	39	36	68	48
Other	25	32	42	39

Total Expenses before waivers and expenses paid indirectly	1,952	2,360	2,898	3,037
Less: Expenses waived by the Specialist Manager	(199)	(221)	—	—
Expenses paid indirectly	(57)	(79)	(58)	(51)

Net Expenses	1,696	2,060	2,840	2,986

Net Investment Income	9,607	8,976	6,883	5,116

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	25,838	28,126	48,635	(15,935)
Net realized gains/(losses) from futures transactions	496	14,080	517	20,106
Net realized gains/(losses) from written options transactions	—	380	—	524
Net realized gains/(losses) from interest rate swap transactions	—	(199)	—	(267)
Net realized gains/(losses) from foreign currency transactions	—	(101)	—	(197)

Net realized gains/(losses) from investments, futures, written options, interest rate swap and foreign currency transactions	26,334	42,286	49,152	4,231

Change in unrealized appreciation/(depreciation) of investments	42,713	(5,358)	47,302	44,509
Change in unrealized appreciation/(depreciation) on futures	70	(6,908)	(5)	(8,370)
Change in unrealized appreciation/(depreciation) on written options	—	(147)	—	(201)
Change in unrealized appreciation/(depreciation) on interest rate swaps	—	(3)	—	(4)
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	537	—	725

Change in unrealized appreciation/(depreciation) of investments, futures, written options, interest rate swap and foreign currency	42,783	(11,879)	47,297	36,659

Net realized/unrealized gains/(losses) from investments, futures, written options, interest rate swap and foreign currency translations	69,117	30,407	96,449	40,890

Change in net assets resulting from operations	$78,724	$39,383	$103,332	$46,006

Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Operations (continued)

For the Year Ended June 30, 2010

(Amounts in thousands)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The International Equity Portfolio
INVESTMENT INCOME:
Interest	$—	$—	$—	$48
Dividends (net of foreign withholding tax of $7, $5, $36, $2,663, respectively)	2,508	2,220	4,086	29,553

Total Investment Income:	2,508	2,220	4,086	29,601

EXPENSES:
Advisory fees	1,306	1,137	1,014	5,804
Management fees	113	98	75	703
Administrative services fees	105	88	63	649
Professional fees	40	24	20	175
Compliance service fees	7	5	4	34
Custodian fees	44	28	26	739
Registration and filing fees	5	5	3	6
Trustee fees	34	18	10	141
Other	36	22	14	121

Total Expenses before expenses paid indirectly	1,690	1,425	1,229	8,372
Less: Expenses paid indirectly	(28)	(20)	(6)	(12)

Net Expenses	1,662	1,405	1,223	8,360

Net Investment Income	846	815	2,863	21,241

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	32,632	9,292	4,673	150,699
Net realized gains/(losses) from futures transactions	50	25	—	—
Net realized gains/(losses) from foreign currency transactions	—	—	(18)	1,247

Net realized gains/(losses) from investments, futures and foreign currency transactions	32,682	9,317	4,655	151,946

Change in unrealized appreciation/(depreciation) of investments	22,707	24,455	22,082	115,364
Change in unrealized appreciation/(depreciation) on futures	(11)	(20)	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	(1)	(107)

Change in unrealized appreciation/(depreciation) of investments, futures and foreign currency translations	22,696	24,435	22,081	115,257

Net realized/unrealized gains/(losses) from investments, futures and foreign currency translations	55,378	33,752	26,736	267,203

Change in net assets resulting from operations	$56,224	$34,567	$29,599	$288,444

Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Operations (continued)

For the Periods Ended June 30, 2010

(Amounts in thousands)

	The Institutional International Equity Portfolio(a)	The Emerging Markets Portfolio(b)	The Commodity Related Securities Portfolio(c)	The Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$3	$—	$—	$20,595
Dividends (net of foreign withholding tax of $3,113, $272, $0, $0, respectively)	27,309	4,008	42	33

Total Investment Income:	27,312	4,008	42	20,628

EXPENSES:
Advisory fees	3,632	1,254	53	836
Management fees	442	84	3	209
Administrative services fees	372	67	2	185
Professional fees	142	35	2	51
Compliance service fees	21	4	—	10
Custodian fees	464	275	2	52
Registration and filing fees	33	1	—	11
Trustee fees	38	7	1	36
Organization	5	20	—	—
Offering	8	8	3	—
Other expenses	127	12	2	25

Total Expenses before waivers and expenses paid indirectly	5,284	1,767	68	1,415
Less: Expenses waived by the Specialist Manager	—	—	—	(63)
Expenses paid indirectly	(7)	(4)	—	—

Net Expenses	5,277	1,763	68	1,352

Net Investment Income	22,035	2,245	(26)	19,276

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(21,888)	(2,528)	6	15,156
Net realized gains/(losses) from futures contracts transactions	—	1,042	—	—
Net realized gains/(losses) from foreign currency transactions	2,653	(999)	(8)	—

Net realized gains/(losses) from investments, futures and foreign currency transactions	(19,235)	(2,485)	(2)	15,156

Change in unrealized appreciation/(depreciation) of investments	(162,653)	(18,929)	(6,368)	22,882
Change in unrealized appreciation/(depreciation) on futures contracts	—	(652)	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	467	156	(3)	—

Change in unrealized appreciation/(depreciation) of investments, futures and foreign currency translations	(162,186)	(19,425)	(6,371)	22,882

Net realized/unrealized gains/(losses) from investments, futures and foreign currency transactions and translations	(181,421)	(21,910)	(6,373)	38,038

Change in net assets resulting from operations	$(159,386)	$(19,665)	$(6,399)	$57,314

(a)	For the Period November 20, 2009 (commencement of operations) to June 30, 2010.
(b)	For the Period December 10, 2009 (commencement of operations) to June 30, 2010.
(c)	For the Period June 8, 2010 (commencement of operations) to June 30, 2010.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Periods Ended June 30, 2010

(Amounts in thousands)

	The Fixed Income II Portfolio	The Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$12,571	$34,050	$962	$22,957
Dividends	87	23	—	—

Total Investment Income:	12,658	34,073	962	22,957

EXPENSES:
Advisory fees	721	1,572	42	1,116
Management fees	178	186	17	279
Administrative services fees	157	164	15	246
Professional fees	36	47	5	70
Compliance service fees	7	9	1	14
Custodian fees	41	45	5	66
Registration and filing fees	11	8	4	3
Trustee fees	25	32	4	51
Other expenses	18	36	4	35

Total Expenses	1,194	2,099	97	1,880

Net Investment Income	11,464	31,974	865	21,077

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	7,426	17,358	1	(18,813)
Net realized gains/(losses) from futures contracts transactions	171	—	—	—
Net realized gains/(losses) from options transactions	299	—	—	—
Net realized gains/(losses) from foreign currency transactions	641	—	—	—

Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	8,537	17,358	1	(18,813)

Change in unrealized appreciation/(depreciation) of investments	15,281	10,042	221	41,439
Change in unrealized appreciation/(depreciation) on futures	382	—	—	—
Change in unrealized appreciation/(depreciation) on written options	(137)	—	—	—
Change in unrealized appreciation/(depreciation) on foreign currency translations	117	—		—

Change in unrealized appreciation/(depreciation) of investments, futures, written options and foreign currency	15,643	10,042	221	41,439

Net realized/unrealized gains/(losses) from investments, futures, written options and foreign currency transactions and translations	24,180	27,400	222	22,626

Change in net assets resulting from operations	$35,644	$59,374	$1,087	$43,703

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2010	For the Period July 18, 2008 through June 30, 2009(a)	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009
Operations:
Net investment income	$9,607	$14,194	$8,976	$9,633	$6,883	$9,177
Net realized gains/(losses) from investments, futures, written options, interest rate swap and foreign currency transactions	26,334	(288,662)	42,286	(130,629)	49,152	(79,691)
Change in unrealized appreciation/(depreciation) of investments, futures, written options, interest rate swap and foreign currency translations	42,783	38,290	(11,879)	(3,419)	47,297	(212,394)

Change in net assets resulting from operations	78,724	(236,178)	39,383	(124,415)	103,332	(282,908)

Distributions to HC Strategic Shares Shareholders from:
Net investment income	(9,150)	(14,883)	(9,051)	(8,918)	(6,664)	(9,209)
Net realized gains from investment transactions	—	(5,968)	—	—	—	—

Change in net assets resulting from distributions	(9,150)	(20,851)	(9,051)	(8,918)	(6,664)	(9,209)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$59,393	$298,889	$390,550	$160,463	$78,476	$341,837
Proceeds from shares issued in-kind	—	—	—	370,370	—	—
Proceeds from reinvestment of dividends	7,368	18,277	8,532	8,424	5,395	7,633
Cost of shares redeemed	(202,304)	(302,854)	(118,399)	(27,968)	(373,771)	(482,299)
Cost of shares redeemed in-kind	—	(370,370)	—	—	—	(585,735)

Change in net assets from HC Strategic Shares of beneficial interest	(135,543)	(356,058)	280,683	511,289	(289,900)	(718,564)

Change in net assets	(65,969)	(613,087)	311,015	377,956	(193,232)	(1,010,681)
Net Assets:
Beginning of period	477,437	1,090,524	377,956	—	783,162	1,793,843

End of period	$411,468	$477,437	$688,971	$377,956	$589,930	$783,162

Accumulated net investment income/(distributions in excess of net investment income)	$449	$8	$609	$689	$395	$187

Share Transactions:
HC Strategic Shares
Issued	5,553	31,171	35,543	15,749	6,892	36,001
Issued in-kind	—	—	—	28,444	—	—
Reinvested	678	2,005	771	950	472	825
Redeemed	(19,017)	(33,219)	(11,055)	(3,219)	(33,702)	(54,290)
Redeemed in-kind	—	(28,444)	—	—	—	(47,726)

Change in HC Strategic Shares	(12,786)	(28,487)	25,259	41,924	(26,338)	(65,190)

(a)	Period from commencement of operations.
Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization Equity Portfolio		The Institutional Small Capitalization Equity Portfolio
	For the Year Ended June 30, 2010	For the Period August 8, 2008 through June 30, 2009(a)	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2010	For the Period August 15, 2008 through June 30, 2009(a)
Operations:
Net investment income	$5,116	$6,194	$846	$1,603	$815	$1,038
Net realized gains/(losses) from investments, futures, written options, interest rate swap and foreign currency transactions	4,231	(112,195)	32,682	(43,349)	9,317	(53,898)
Change in unrealized appreciation/(depreciation) of investments, futures, written options, interest rate swap and foreign currency translations	36,659	(39,842)	22,696	(82,833)	24,435	(26,314)

Change in net assets resulting from operations	46,006	(145,843)	56,224	(124,579)	34,567	(79,174)

Distributions to HC Strategic Shares Shareholders from:
Net investment income	(5,926)	(4,848)	(846)	(1,609)	(716)	(1,037)
Tax return of capital	—	—	—	(306)	—	(22)

Change in net assets resulting from distributions	(5,926)	(4,848)	(846)	(1,915)	(716)	(1,059)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$452,888	$188,476	$27,215	$86,787	$99,979	$46,352
Proceeds from shares issued in-kind	—	585,735	—	—	—	241,776
Proceeds from reinvestment of dividends	5,303	4,402	651	1,545	541	797
Cost of shares redeemed	(180,920)	(86,848)	(272,812)	(80,478)	(173,692)	(7,700)
Cost of shares redeemed in-kind	—	—	—	(241,776)	—	—

Change in net assets from HC Strategic Shares of beneficial interest	277,271	691,765	(244,946)	(233,922)	(73,172)	281,225

Change in net assets	317,351	541,074	(189,568)	(360,416)	(39,321)	200,992
Net Assets:
Beginning of period	541,074	—	303,317	663,733	200,992	—

End of period	$858,425	$541,074	$113,749	$303,317	$161,671	$200,992

Accumulated net investment income/(distributions in excess of net investment income)	$394	$1,307	$33	$29	$135	$(5)

Share Transactions:
HC Strategic Shares
Issued	40,077	18,437	2,386	8,620	9,696	4,988
Issued in-kind	—	47,726	—	—	—	18,437
Reinvested	463	498	61	179	51	97
Redeemed	(16,344)	(9,725)	(25,427)	(9,051)	(16,714)	(893)
Redeemed in-kind	—	—	—	(18,437)	—	—

Change in HC Strategic Shares	24,196	56,936	(22,980)	(18,689)	(6,967)	22,629

(a)	Period from commencement of operations.
Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The International Equity Portfolio
	For the Year Ended June 30, 2010	For the Period May 21, 2009 through June 30, 2009(a)	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009
Operations:
Net investment income	$2,863	$51	$21,241	$33,550
Net realized gains/(losses) from investments, futures and foreign currency transactions	4,655	73	151,946	(398,972)
Change in unrealized appreciation/(depreciation) of investments, futures and foreign currency translations	22,081	69	115,257	(212,943)

Change in net assets resulting from operations	29,599	193	288,444	(578,365)

Distributions to HC Strategic Shares Shareholders from:
Net investment income	(3,649)	(31)	(20,524)	(28,580)
Net realized gains from investment transactions	(109)	—	—	(53,940)
Tax return of capital	—	—	—	(890)

Change in net assets resulting from distributions	(3,758)	(31)	(20,524)	(83,410)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$149,589	$36,949	$499,196	$640,390
Proceeds from reinvestment of dividends	3,585	29	16,907	74,674
Cost of shares redeemed	(9,099)	(17)	(1,536,457)	(186,027)

Change in net assets from HC Strategic Shares of beneficial interest	144,075	36,961	(1,020,354)	529,037

Change in net assets	169,916	37,123	(752,434)	(132,738)
Net Assets:
Beginning of period	37,123	—	1,678,621	1,811,359

End of period	$207,039	$37,123	$926,187	$1,678,621

Accumulated net investment income/(distributions in excess of net investment income)	$460	$15	$2,211	$(740)

Share Transactions:
HC Strategic Shares
Issued	11,987	3,683	55,261	80,121
Reinvested	258	3	1,834	9,969
Redeemed	(629)	(2)	(160,316)	(24,015)

Change in HC Strategic Shares	11,616	3,684	(103,221)	66,075

(a)	Period from commencement of operations.
Amounts	designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Commodity Related Securities Portfolio
	For the Period November 20, 2009 through June 30, 2010(a)	For the Period December 10, 2009 through June 30, 2010(a)	For the Period June 8, 2010 through June 30, 2010(a)
Operations:
Net investment income (loss)	$22,035	$2,245	$(26)
Net realized gains/(losses) from investments, futures and foreign currency transactions	(19,235)	(2,485)	(2)
Change in unrealized appreciation/(depreciation) of investments, futures and foreign currency translations	(162,186)	(19,425)	(6,371)

Change in net assets resulting from operations	(159,386)	(19,665)	(6,399)

Distributions to HC Strategic Shares Shareholders from:
Net investment income	(20,952)	(61)	—

Change in net assets resulting from distributions	(20,952)	(61)	—

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$1,630,940	$380,120	$127,240
Proceeds from reinvestment of dividends	19,138	58	—
Cost of shares redeemed	(52,387)	(15,268)	—

Change in net assets from HC Strategic Shares of beneficial interest	1,597,691	364,910	127,240

Change in net assets	1,417,353	345,184	120,841
Net Assets:
Beginning of period	—	—	—

End of period	$1,417,353	$345,184	$120,841

Accumulated net investment income/(distributions in excess of net investment income)	$3,736	$1,185	$(8)

Share Transactions:
HC Strategic Shares
Issued	169,943	20,195	12,623
Reinvested	2,131	3	—
Redeemed	(5,443)	(815)	—

Change in HC Strategic Shares	166,631	19,383	12,623

(a)	Period from commencement of operations.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Fixed Income Portfolio		The Fixed Income II Portfolio		The Fixed Income Opportunity Portfolio
	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009
Operations:
Net investment income	$19,276	$16,595	$11,464	$14,306	$31,974	$15,817
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	15,156	(40,976)	8,537	(3,501)	17,358	(19,952)
Change in unrealized appreciation/(depreciation) of investments, futures, written options and foreign currency translations	22,882	2,002	15,643	(3,392)	10,042	5,797

Change in net assets resulting from operations	57,314	(22,379)	35,644	7,413	59,374	1,662

Distributions to HC Strategic Shares Shareholders from:
Net investment income	(18,065)	(16,443)	(12,054)	(15,462)	(31,005)	(15,215)

Change in net assets resulting from distributions	(18,065)	(16,443)	(12,054)	(15,462)	(31,005)	(15,215)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$123,371	$143,962	$130,200	$131,409	$116,986	$133,549
Proceeds from reinvestment of dividends	16,571	14,905	10,840	13,603	28,778	13,343
Cost of shares redeemed	(110,029)	(72,591)	(107,808)	(148,205)	(79,180)	(7,068)

Change in net assets from HC Strategic Shares of beneficial interest	29,913	86,276	33,232	(3,193)	66,584	139,824

Change in net assets	69,162	47,454	56,822	(11,242)	94,953	126,271
Net Assets:
Beginning of period	349,846	302,392	299,234	310,476	283,894	157,623

End of period	$419,008	$349,846	$356,056	$299,234	$378,847	$283,894

Accumulated net investment income/(distributions in excess of net investment income)	$387	$(1)	$170	$(104)	$1,988	$1,044

Share Transactions:
HC Strategic Shares
Issued	14,273	16,989	13,201	13,895	17,783	21,992
Reinvested	1,877	1,794	1,088	1,455	4,300	2,264
Redeemed	(12,484)	(8,446)	(10,827)	(15,822)	(11,644)	(1,156)

Change in HC Strategic Shares	3,666	10,337	3,462	(472)	10,439	23,100

See accompanying notes to financial statements

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009
Operations:
Net investment income	$865	$940	$21,077	$22,127
Net realized gains/(losses) from investments	1	139	(18,813)	(11,826)
Change in unrealized appreciation/(depreciation) of investments	221	506	41,439	(13,589)

Change in net assets resulting from operations	1,087	1,585	43,703	(3,288)

Distributions to HC Strategic Shares Shareholders from:
Net investment income	(858)	(929)	(20,875)	(22,174)
Net realized gains from investment transactions	(102)	(38)	—	—

Change in net assets resulting from distributions	(960)	(967)	(20,875)	(22,174)

Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	$15,105	$8,122	$147,748	$60,307
Proceeds from reinvestment of dividends	856	889	17,786	18,347
Cost of shares redeemed	(7,772)	(12,940)	(97,770)	(147,913)

Change in net assets from HC Strategic Shares of beneficial interest	8,189	(3,929)	67,764	(69,259)

Change in net assets	8,316	(3,311)	90,592	(94,721)
Net Assets:
Beginning of period	29,490	32,801	489,168	583,889

End of period	$37,806	$29,490	$579,760	$489,168

Accumulated net investment income/(distributions in excess of net investment income)	$(12)	$(19)	$618	$410

Share Transactions:
HC Strategic Shares
Issued	1,467	790	15,564	6,522
Reinvested	83	88	1,874	2,000
Redeemed	(755)	(1,264)	(10,312)	(16,127)

Change in HC Strategic Shares	795	(386)	7,126	(7,605)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

(THIS PAGE INTENTIONALLY LEFT BLANK)

HC CAPITAL TRUST

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Changes in Net Assets Resulting from Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Operations	Net investment income	Net realized gains from investments	Tax Return of Capital		Total distributions to shareholders
The Value Equity Portfolio HC Strategic Shares
June 30, 2010	$8.84	$0.21	$1.13	$1.34	$(0.20)	$—	$—		$(0.20)
June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)	(0.16)	—		(0.46)
June 30, 2008	18.26	0.32	(3.32)	(3.00)	(0.33)	(1.71)	—		(2.04)
June 30, 2007	16.03	0.35	3.14	3.49	(0.35)	(0.91)	—		(1.26)
June 30, 2006	15.01	0.27	1.82	2.09	(0.27)	(0.80)	—		(1.07)
The Institutional Value Equity Portfolio HC Strategic Shares
June 30, 2010	$9.02	$0.17	$1.24	$1.41	$(0.17)	$—	$—		$(0.17)
June 30, 2009 (a)	12.93	0.26	(3.93)	(3.67)	(0.24)	—	—		(0.24)
The Growth Equity Portfolio HC Strategic Shares
June 30, 2010	$9.42	$0.10	$0.97	$1.07	$(0.10)	$—	$—		$(0.10)
June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)	—	—		(0.10)
June 30, 2008	12.85	0.12	(0.75)	(0.63)	(0.13)	—	—		(0.13)
June 30, 2007	11.26	0.11	1.59	1.70	(0.11)	—	—		(0.11)
June 30, 2006	10.72	0.09	0.53	0.62	(0.08)	—	—		(0.08)
The Institutional Growth Equity Portfolio HC Strategic Shares
June 30, 2010	$9.50	$0.07	$1.10	$1.17	$(0.09)	$—	$—		$(0.09)
June 30, 2009 (b)	12.36	0.11	(2.88)	(2.77)	(0.09)	—	—		(0.09)
The Small Capitalization Equity Portfolio HC Strategic Shares
June 30, 2010	$8.94	$0.04	$1.47	$1.51	$(0.04)	$—	$—		$(0.04)
June 30, 2009	12.62	0.04	(3.67)	(3.63)	(0.04)	—	(0.01)		(0.05)
June 30, 2008	15.83	0.09	(1.70)	(1.61)	(0.11)	(1.49)	—		(1.60)
June 30, 2007	15.70	0.09	2.28	2.37	(0.08)	(2.16)	—		(2.24)
June 30, 2006	15.06	0.04	2.79	2.83	(0.03)	(2.16)	—		(2.19)
The Institutional Small Capitalization Equity Portfolio HC Strategic Shares
June 30, 2010	$8.88	$0.05	$1.43	$1.48	$(0.04)	$—	$—		$(0.04)
June 30, 2009 (c)	12.93	0.05	(4.05)	(4.00)	(0.05)	—	(0.00	)(e)	(0.05)
The Real Estate Securities Portfolio HC Strategic Shares
June 30, 2010	$10.08	$0.21	$3.53	$3.74	$(0.27)	$(0.02)	$—		$(0.29)
June 30, 2009 (d)	10.00	0.02	0.07	0.09	(0.01)	—	—		(0.01)
The International Equity Portfolio HC Strategic Shares
June 30, 2010	$7.92	$0.17	$0.58	$0.75	$(0.16)	$—	$—		$(0.16)
June 30, 2009	12.41	0.17	(4.17)	(4.00)	(0.13)	(0.35)	(0.01)		(0.49)
June 30, 2008	15.35	0.26	(1.36)	(1.10)	(0.28)	(1.56)	—		(1.84)
June 30, 2007	13.02	0.30	2.97	3.27	(0.34)	(0.60)	—		(0.94)
June 30, 2006	10.41	0.17	2.72	2.89	(0.28)	—	—		(0.28)

(a)	Period from July 18, 2008 (commencement of operations) through June 30, 2009.
(b)	Period from August 8, 2008 (commencement of operations) through June 30, 2009.
(c)	Period from August 15, 2008 (commencement of operations) through June 30, 2009.
(d)	Period from May 21, 2009 (commencement of operations) through June 30, 2009.
(e)	Amount rounds to less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.

See accompanying notes to financial statements

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (f)	Net Assets, End of Period (in thousands)	Ratio of expenses to average net assets, prior to expenses paid indirectly and waivers (g)	Ratio of expenses to average net assets, net of expenses paid indirectly and waivers (g)	Ratio of expenses to average net assets, net of waivers (g)	Ratio of net investment income (loss) to average net assets (g)	Portfolio turnover rate (f)

$9.98	14.94%	$411,468	0.38%	0.33%	0.34%	1.88%	77.68%
8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
13.22	(17.95)%	1,090,524	0.45%	0.43%	0.45%	2.08%	76.84%
18.26	22.40%	1,160,005	0.44%	0.42%	0.44%	2.05%	69.13%
16.03	14.31%	921,286	0.45%	0.43%	0.45%	1.77%	73.19%

$10.26	15.54%	$688,971	0.42%	0.37%	0.38%	1.60%	107.30%
9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%

$10.39	11.26%	$589,930	0.37%	0.37%	0.37%	0.89%	51.80%
9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
12.09	(4.99)%	1,793,843	0.32%	0.31%	0.32%	0.94%	42.13%
12.85	15.02%	1,652,976	0.32%	0.32%	0.32%	0.91%	39.88%
11.26	5.90%	1,280,492	0.30%	0.29%	0.30%	0.78%	60.01%

$10.58	12.23%	$858,425	0.40%	0.40%	0.40%	0.68%	85.24%
9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%

$10.41	16.83%	$113,749	0.74%	0.73%	0.74%	0.37%	101.53%
8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
12.62	(10.87)%	663,733	0.62%	0.61%	0.62%	0.63%	111.13%
15.83	16.68%	694,029	0.64%	0.62%	0.64%	0.59%	116.02%
15.70	19.99%	612,037	0.66%	0.63%	0.64%	0.26%	101.53%

$10.32	16.65%	$161,671	0.72%	0.71%	0.72%	0.41%	156.96%
8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%

$13.53	37.08%	$207,039	0.82%	0.82%	0.82%	1.91%	45.39%
10.08	0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%

$8.51	9.39%	$926,187	0.60%	0.60%	0.60%	1.51%	74.59%
7.92	(31.95)%	1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
12.41	(8.11)%	1,811,359	0.81%	0.81%	0.81%	1.80%	57.27%
15.35	25.81%	1,934,888	0.34%	0.33%	0.34%	2.19%	53.77%
13.02	27.93%	1,511,194	0.72%	0.70%	0.71%	1.43%	37.24%

See accompanying notes to financial statements

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Changes in Net Assets Resulting from Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Operations	Net investment income	Net realized gains from investments	Total distributions to shareholders
The Institutional International Equity Portfolio HC Strategic Shares
June 30, 2010 (a)	$9.64	$0.14		$(1.14)	$(1.00)	$(0.13)	$—	$(0.13)
The Emerging Markets Portfolio HC Strategic Shares
June 30, 2010 (b)	$18.84	$0.12		$(1.15)	$(1.03)	$— (e)	$—	$— (e)
The Commodity Related Securities Portfolio HC Strategic Shares
June 30, 2010 (c)	$10.00	$—	(e)	$(0.43)	$(0.43)	$—	$—	$—
The Fixed Income Portfolio HC Strategic Shares
June 30, 2010	$8.28	$0.41		$0.82	$1.23	$(0.38)	$—	$(0.38)
June 30, 2009	9.48	0.46		(1.20)	(0.74)	(0.46)	—	(0.46)
June 30, 2008	9.75	0.52		(0.27)	0.25	(0.52)	—	(0.52)
June 30, 2007	9.66	0.50		0.09	0.59	(0.50)	—	(0.50)
June 30, 2006	10.23	0.46		(0.54)	(0.08)	(0.49)	—	(0.49)
The Fixed Income II Portfolio HC Strategic Shares
June 30, 2010	$9.57	$0.32		$0.70	$1.02	$(0.34)	$—	$(0.34)
June 30, 2009	9.78	0.46		(0.17)	0.29	(0.50)	—	(0.50)
June 30, 2008	9.69	0.51		0.09	0.60	(0.51)	—	(0.51)
June 30, 2007	9.67	0.48		0.02	0.50	(0.48)	—	(0.48)
June 30, 2006	10.21	0.42		(0.45)	(0.03)	(0.48)	(0.03)	(0.51)
The Fixed Income Opportunity Portfolio HC Strategic Shares
June 30, 2010	$6.19	$0.58		$0.52	$1.10	$(0.56)	$—	$(0.56)
June 30, 2009	6.92	0.49		(0.73)	(0.24)	(0.49)	—	(0.49)
June 30, 2008	7.58	0.52		(0.57)	(0.05)	(0.61)	—	(0.61)
June 30, 2007	7.29	0.57		0.20	0.77	(0.48)	—	(0.48)
June 30, 2006	7.68	0.45		(0.40)	0.05	(0.44)	—	(0.44)
The Short- Term Municipal Bond Portfolio HC Strategic Shares
June 30, 2010	$10.23	$0.27		$0.07	$0.34	$(0.26)	$(0.03)	$(0.29)
June 30, 2009	10.04	0.31		0.20	0.51	(0.31)	(0.01)	(0.32)
June 30, 2008	9.93	0.33		0.12	0.45	(0.34)	—	(0.34)
June 30, 2007	9.93	0.34		— (e)	0.34	(0.34)	—	(0.34)
June 30, 2006 (d)	10.00	0.09		(0.07)	0.02	(0.09)	—	(0.09)
The Intermediate Term Municipal Bond Portfolio HC Strategic Shares
June 30, 2010	$9.17	$0.36		$0.42	$0.78	$(0.36)	$—	$(0.36)
June 30, 2009	9.58	0.40		(0.41)	(0.01)	(0.40)	—	(0.40)
June 30, 2008	9.77	0.41		(0.19)	0.22	(0.41)	—	(0.41)
June 30, 2007	9.77	0.43		— (e)	0.43	(0.43)	—	(0.43)
June 30, 2006	10.14	0.42		(0.37)	0.05	(0.42)	—	(0.42)

(a)	Period from November 20, 2009 (commencement of operations) through June 30, 2010.
(b)	Period from December 10, 2009 (commencement of operations) through June 30, 2010.
(c)	Period from June 8, 2010 (commencement of operations) through June 30, 2010.
(d)	Period from March 1, 2006 (commencement of operations) through June 30, 2006.
(e)	Amount rounds to less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.

See accompanying notes to financial statements

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (f)	Net Assets, End of Period (in thousands)	Ratio of expenses to average net assets, prior to expenses paid indirectly, reimbursements and waivers (g)	Ratio of expenses to average net assets, net of expenses paid indirectly, reimbursements and waivers (g)	Ratio of expenses to average net assets, net of waivers (g)	Ratio of net investment income (loss) to average net assets (g)	Portfolio turnover rate (f)

$8.51	(10.46)%	$1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%

$17.81	(5.45)%	$345,184	1.04%	1.04%	1.04%	1.32%	44.29%

$9.57	(4.30)%	$120,841	1.06%	1.06%	1.06%	(0.40%)	3.26%

$9.13	15.10%	$419,008	0.34%	0.32%	0.32%	4.61%	367.50%
8.28	(7.72)%	349,846	0.37%	0.35%	0.35%	5.51%	334.70%
9.48	2.51%	302,392	0.33%	0.32%	0.32%	5.30%	221.76%
9.75	6.23%	257,670	0.35%	0.33%	0.33%	5.11%	169.45%
9.66	(0.77)%	231,215	0.36%	0.35%	0.35%	4.68%	175.82%

$10.25	10.78%	$356,056	0.34%	0.34%	0.34%	3.23%	511.41%
9.57	3.19%	299,234	0.38%	0.38%	0.38%	4.88%	221.65%
9.78	6.20%	310,476	0.34%	0.34%	0.34%	5.09%	201.23%
9.69	5.22%	267,050	0.35%	0.35%	0.35%	4.87%	159.95%
9.67	(0.31)%	255,911	0.37%	0.37%	0.37%	4.25%	573.92%

$6.73	18.19%	$378,847	0.56%	0.56%	0.56%	8.57%	126.93%
6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
6.92	(0.64)%	157,623	0.57%	0.57%	0.57%	7.23%	113.40%
7.58	10.40%	145,576	0.61%	0.61%	0.61%	7.46%	139.66%
7.29	0.81%	134,854	0.66%	0.66%	0.66%	5.89%	27.34%

$10.28	3.39%	$37,806	0.29%	0.29%	0.29%	2.59%	25.70%
10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
10.04	4.53%	32,801	0.31%	0.31%	0.31%	3.26%	37.07%
9.93	3.44%	29,710	0.30%	0.30%	0.30%	3.35%	33.45%
9.93	0.22%	32,275	0.60%	0.60%	0.60%	2.88%	29.56%

$9.59	8.57%	$579,760	0.34%	0.34%	0.34%	3.78%	36.62%
9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
9.58	2.29%	583,889	0.33%	0.33%	0.33%	4.26%	17.20%
9.77	4.38%	575,373	0.34%	0.34%	0.34%	4.32%	14.63%
9.77	0.48%	547,233	0.35%	0.35%	0.35%	4.19%	17.79%

See accompanying notes to financial statements

HC CAPITAL TRUST

Notes to Financial Statements — June 30, 2010

1.    DESCRIPTION.    HC Capital Trust (formerly The Hirtle Callaghan Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust that was organized on December 15, 1994. As of June 30, 2010, the Trust offered seventeen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Commodity Related Securities Portfolio (“Commodity Portfolio”) The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). As of June 30, 2010, the Intermediate Municipal II Portfolio had not yet commenced operations. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. The Trust is authorized to offer HC Strategic Shares (“Strategic Shares”) and HC Advisors Shares (“Advisors Shares”) of each Portfolio. On December 10, 2009, the Board of Trustees designated the existing class of the Portfolios as Strategic Shares. Advisors Shares were first offered on March 29, 2010, but as of June 30, 2010, no Advisors Shares have been issued. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions, an operating division of Hirtle Callaghan & Co. LLC (the “Adviser”).

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

On November 20, 2009, the Institutional International Portfolio commenced operations by receiving cash from the redemption of certain shareholders of the International Portfolio, which was subsequently used to acquire securities from the International Portfolio as follows (amounts in thousands):

Portfolio	Capital Shares (Redeemed)/Purchased	Value of Securities (Sold)/Purchased	Realized Gain
International Portfolio	(141,003)	$(1,358,587)	$125,131
Institutional International Portfolio	141,003	1,358,587	N/A

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

During the fiscal year ended June 30, 2009, certain shareholders of the Value Portfolio, Growth Portfolio and Small Cap Portfolio redeemed their shares in-kind and purchased shares in-kind of the Institutional Value Portfolio, Institutional Growth Portfolio and Institutional Small Cap Portfolio, respectively. These transactions were conducted at market value. The in-kind transactions for the periods were as follows (amounts in thousands):

Portfolio	Capital Shares (Redeemed)/Purchased	Value of Securities Redeemed/Purchased	Realized Gain
Value Portfolio	(28,444)	$(370,370)	$37,662
Institutional Value Portfolio	28,444	370,370	N/A
Growth Portfolio	(47,726)	(585,735)	160,170
Institutional Growth Portfolio	47,726	585,735	N/A
Small Cap Portfolio	(18,437)	(241,776)	51,003
Institutional Small Cap Portfolio	18,437	241,776	N/A

Realized gains on redemptions in-kind are recognized for financial reporting purposes, but are not considered to be realized for federal income tax purposes.

The Emerging Markets Portfolio commenced operations on December 10, 2009. The Commodity Portfolio commenced operations on June 8, 2010.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value (NAV) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each Portfolio’s NAV per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Equity Securities (Common and Preferred Stock and Exchange Traded Funds):    Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation, and are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price and typically categorized as Level 2 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic fair valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities):    Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Short Term Obligations:    Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed Securities:    In addition to the inputs discussed above for “Fixed Income Securities”, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps, and Forward Currency Contracts):    Interest rate swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as a Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2010 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Equity Portfolio
Common Stocks[1]	$405,724	$—	$—	$405,724
U.S. Treasury Obligations	—	179	—	179

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Equity Portfolio (continued)
Time Deposits	$—	$8,976	$—	$8,976
Mutual Funds	—	—	—	—

Total Investments	$405,724	$9,155	$—	$414,879

Other Financial Instruments[2]
Futures	(41)	—	—	(41)
Institutional Value Equity Portfolio
Common Stocks[1]	$558,874	$—	$—	$558,874
Corporate Bonds[1]	—	5,399	—	5,399
Asset Backed Securities	—	2,866	—	2,866
Collateralized Mortgage Obligations	—	23,607	—	23,607
Certificates of Deposit	—	892	—	892
Foreign Bonds	—	10,339	—	10,339
Municipal Bonds[3]	—	2,428	—	2,428
U.S. Government Agency Mortgages	—	1,141	—	1,141
U.S. Treasury Obligations	—	43,169	—	43,169
Yankee Dollars[1]	—	3,220	—	3,220
Time Deposits	—	16,925	—	16,925
Mutual Funds	13,352	—	—	13,352
Put Options Purchased	—	—	—	—
Repurchase Agreements	—	23,800	—	23,800

Total Investments	$572,226	$133,786	$—	$706,012

Other Financial Instruments[2]
Futures	(7,493)	—	—	(7,493)
Currency Contracts	—	530	—	530
Written Options[4]	(38)	(201)	—	(239)
Interest Rate Swap Agreements	—	(3)	—	(3)

Growth Equity Portfolio
Common Stocks[1]	$585,908	$—	$—	$585,908
U.S. Treasury Obligations	—	242	—	242
Time Deposits	—	5,735	—	5,735
Mutual Funds	—	—	—	—

Total Investments	$585,908	$5,977	$—	$591,885

Other Financial Instruments[2]
Futures	(71)	—	—	(71)

Institutional Growth Equity Portfolio
Common Stocks[1]	$699,613	$—	$—	$699,613
Corporate Bonds[1]	—	7,221	—	7,221
Asset Backed Securities	—	5,489	—	5,489

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Institutional Growth Equity Portfolio (continued)
Collateralized Mortgage Obligations	$—	$37,267	$—	$37,267
Certificates of Deposit	—	1,289	—	1,289
Foreign Bonds	—	13,742	—	13,742
Municipal Bonds[3]	—	3,346	—	3,346
U.S. Government Agency Mortgages	—	1,921	—	1,921
U.S. Treasury Obligations	—	52,925	—	52,925
Yankee Dollars[1]	—	4,344	—	4,344
Time Deposits	—	9,067	—	9,067
Mutual Funds	16,018	—	—	16,018
Put Options Purchased	—	—	—	—
Repurchase Agreements	—	24,100	—	24,100

Total Investments	$715,631	$160,711	$—	$876,342

Other Financial Instruments[2]
Futures	(9,584)	—	—	(9,584)
Currency Contracts	—	713	—	713
Written Options[4]	(49)	(278)	—	(327)
Interest Rate Swap Agreements	—	(4)	—	(4)

Small Capitalization Equity Portfolio
Common Stocks[1]	$112,575	$—	$—	$112,575
Preferred Stocks[1]	48	—	—	48
U.S. Treasury Obligations	—	40	—	40
Time Deposits	—	1,038	—	1,038
Mutual Funds	55	—	—	55

Total Investments	$112,678	$1,078	$—	$113,756

Other Financial Instruments[2]
Futures	(11)	—	—	(11)

Institutional Small Cap Portfolio
Common Stocks[1]	$158,861	$—	$—	$158,861
Preferred Stocks[1]	39	—	—	39
U.S. Treasury Obligations	—	100	—	100
Time Deposits	—	2,745	—	2,745
Mutual Funds	366	—	—	366

Total Investments	$159,266	$2,845	$—	$162,111

Other Financial Instruments[2]
Futures	(20)	—	—	(20)

Real Estate Portfolio
Common Stocks[1,4]	$172,880	$13,067	$—	$185,947
Mutual Funds	21,875	—	—	21,875

Total Investments	$194,755	$13,067	$—	$207,822

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Equity Portfolio
Common Stocks[1,4]	$61,165	$825,464	$—	$886,629
Convertible Corporate Bonds[1]	—	823	—	823
Time Deposits	—	36,876	—	36,876

Total Investments	$61,165	$863,163	$—	$924,328

Other Financial Instruments[2]
Currency Contracts	—	357	—	357

Institutional International Equity Portfolio
Common Stocks[1,4]	$92,952	$1,264,685	$—	$1,357,637
Time Deposits	—	69,306	—	69,306

Total Investments	$92,952	$1,333,991	$—	$1,426,943

Other Financial Instruments[2]
Currency Contracts	—	499	—	499

Emerging Markets Portfolio
Common Stocks[1,4]	$85,177	$218,854	$—	$304,031
Mutual Funds	32,814	—	—	32,814
Rights	—	11	—	11
Warrants	—	—	—	—
Time Deposits	—	1,515	—	1,515

Total Investments	$117,991	$220,380	$—	$338,371

Other Financial Instruments[2]
Futures	(652)	—	—	(652)
Currency Contracts	—	85	—	85

Commodity Portfolio
Common Stocks[1] ,4	$84,453	$26,538	$—	$110,991
Time Deposits	—	10,653	—	10,653

Total Investments	$84,453	$37,191	$—	$121,644

Fixed Income Portfolio
Collateralized Mortgage Obligations	$—	$88,265	$—	$88,265
U.S. Government Agency Mortgages	—	134,950	—	134,950
U.S. Government Agency Securities	—	2,035	—	2,035
Convertible Corporate Bonds[1]	—	2,071	—	2,071
Corporate Bonds[1]	—	84,291	—	84,291
Asset Backed Securities	—	6,776	—	6,776
Taxable Municipal Bonds	—	10,543	—	10,543
U.S. Treasury Obligations	—	53,348	—	53,348
Yankee Dollars	—	28,017	—	28,017
Mutual Funds	23,961	—	—	23,961

Total Investments	$23,961	$410,296	$—	$434,257

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Fixed Income II Portfolio
Collateralized Mortgage Obligations	$—	$45,662	$—	$45,662
U.S. Government Agency Mortgages	—	131,208	—	131,208
U.S. Government Agency Securities	—	9,115	—	9,115
Corporate Bonds[1]	—	77,790	—	77,790
Foreign Bonds[1]	—	841	—	841
Asset Backed Securities	—	26,833	—	26,833
Municipal Bonds[3]	—	6,690	—	6,690
U.S. Treasury Obligations	—	24,510	—	24,510
Yankee Dollars	—	35,851	—	35,851
Put Options Purchased	1	—	—	1
Time Deposits	—	60,211	—	60,211

Total Investments	$1	$418,711	$—	$418,712

TBA Sale Commitments	—	(27,306)	—	(27,306)
Other Financial Instruments[2]
Futures	594	—	—	594
Currency Contracts	—	65	—	65
Written Options	—	(107)	—	(107)

Fixed Income Opportunity Portfolio
Corporate Bonds[1]	$—	$322,064	$—	$322,064
Convertible Corporate Bonds[1]	—	2,702	—	2,702
Yankee Dollars[1]	—	38,830	—	38,830
Common/Preferred Stocks and Rights[4]	944	27	—	971
Time Deposits	—	8,998	—	8,998

Total Investments	$944	$372,621	$—	$373,565

Short-Term Municipal Bond Portfolio
Municipal Bonds[3]	$—	$35,981	$—	$35,981
Mutual Funds	1,383	—	—	1,383

Total Investments	$1,383	$35,981	$—	$37,364

Intermediate Term Municipal Bond Portfolio
Municipal Bonds[3]	$—	$558,768	$—	$558,768
Taxable Municipal Bonds[3]	—	5,200	—	5,200
Corporate Bonds[1]	—	756	—	756
Time Deposits	—	3,296	—	3,296

Total Investments	$—	$568,020	$—	$568,020

[1]	Please see the Portfolio of Investments for industry classification.

[2]

Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, currency contracts and swap agreements, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, which are valued at fair value.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

[3]	Please see the Portfolio of Investments for state classification.

[4]	Please see the Portfolio of Investments for securities noted as Level 1.

Amounts designated as “—” are $0 or have been rounded to $0.

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures — Overall”. The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, significant transfers between all levels must be disclosed on a gross basis including the reasons for the transfers. Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity in fair value measurements is effective for interim and fiscal periods beginning after December 15, 2010. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of June 30, 2010 from the valuation input levels used on December 31, 2009.

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when known. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain Portfolios, the Portfolio records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/depreciation and realized gain/loss on investments as necessary once the issuers provide information about the actual composition of the distributions.

D.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, such as distribution fees, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes based on relative net assets.

E.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income Portfolio, Fixed Income II Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Fixed Opportunity Portfolio, and Commodity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio, and the Institutional International Portfolio declare and distribute dividends from net investment income if any, on a semi-annual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

F.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or if unrated are of comparable quality, provided that the collateral must be an eligible investment for the Portfolio.

G.    TBA Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not exceeding 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

H.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but are not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the year ended June 30, 2010, the following commissions were recaptured (amounts in thousands):

Value Portfolio	$57
Institutional Value Portfolio	79
Growth Portfolio	58
Institutional Growth Portfolio	51
Small Cap Portfolio	28
Institutional Small Cap Portfolio	20
Real Estate Portfolio	6
International Portfolio	12
Institutional International Portfolio	7
Emerging Markets Portfolio	4

I.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)    value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains on investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

J.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2010 (amounts in thousands).

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Futures Contracts
Equity Exposure:	Value Portfolio	Variation margin	$—	Variation margin	$41
	Institutional Value Portfolio	receivable on	—	payable on futures	7,493
	Growth Portfolio	futures contracts	—	contracts	71
	Institutional Growth Portfolio		—		9,581
	Small Cap Portfolio		—		11
	Institutional Small Cap Portfolio		—		20
	Emerging Markets Portfolio		—		652
Interest Rate Exposure:	Institutional Growth Portfolio	Variation margin	—	Variation margin	3
	Fixed Income II Portfolio	receivable on futures contracts	789	payable on futures contracts	52
Currency Exchange Rate Exposure:	Fixed Income II Portfolio	Variation margin	12	Variation margin	155
		receivable on futures contracts		payable on futures contracts
Options Contracts
Equity Exposure:	Institutional Value Portfolio	Investments, at value	—	Written Options, at fair value	38
	Institutional Growth Portfolio				49
Interest Rate Exposure:	Institutional Value Portfolio	Investments, at	—	Written Options,	201
	Institutional Growth Portfolio	value	—	at fair value	278
	Fixed Income II Portfolio		1		107

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Forward Currency Contracts
Currency Exchange Rate Exposure:	Institutional Value Portfolio	Unrealized	$643	Unrealized	$113
	Institutional Growth	appreciation on forward currency contracts	857	depreciation on forward currency contracts	144
	Portfolio
	International Portfolio		1,029		672
	Institutional International Portfolio		1,526		1,027

	Emerging Markets Portfolio		85		—
	Fixed Income II Portfolio		72		7
Swap Agreements
Interest Rate Exposure:	Institutional Value Portfolio	Swaps premium paid,	—	Unrealized	3
	Institutional Growth Portfolio	Unrealized appreciation on interest rate swap agreements	—	depreciation on interest rate swap agreements	4

*	Total Fair Value is presented by Primary Risk Exposure. For forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For written options, the amounts represent the fair value of the investments. For purchased options, the amounts represent market value as reported in the Portfolio of Investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Portfolios of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation margin on futures contracts. For swap agreements, the amounts represent the appreciation/depreciation of these swap agreements as reported in the Portfolio of Investments and Statement of Assets and Liabilities. The premium paid is reported on the Statement of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is the summary of the effect of derivative instruments on the Statements of Operations for the period ended June 30, 2010 (amounts in thousands).

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Portfolio	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Futures Contracts
Equity Exposure:	Net realized gains/(losses) from futures transactions, Change in unrealized appreciation/depreciation on futures	Value Portfolio	$496	$70
		Institutional Value Portfolio	14,080	(6,908)
		Growth Portfolio	517	(5)
		Institutional Growth Portfolio	20,108	(8,367)
		Small Cap Portfolio	50	(11)
		Institutional Small Cap Portfolio	25	(20)
		Emerging Markets Portfolio	1,042	(652)
Interest Rate Exposure:		Institutional Growth Portfolio	(2)	(3)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Portfolio	Net Realized Gain/(Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Interest Rate Exposure (cont’d):		Fixed Income II Portfolio	$637		$525
Currency Exchange Rate Exposure:		Fixed Income II Portfolio	(466)		(143)
Options Contracts
Equity Exposure: Interest Rate Exposure:

Net realized gains/(losses)

from investment

transactions, Net realized

gains/(losses) from

options transactions,

Change in unrealized

appreciation/depreciation

on investments, Change in

unrealized appreciation/

depreciation on options

		Institutional Value Portfolio Institutional Growth Portfolio Institutional Value Portfolio Institutional Growth Portfolio Fixed Income II Portfolio	170 226 210 298 299		(18) (22) (129) (179) (137)

Forward Currency Contracts
Currency Exchange Rate Exposure:	Net realized gains/(losses) on foreign currency transactions, Change in unrealized appreciation/ depreciation on foreign currency transactions

Institutional Value Portfolio

Institutional Growth Portfolio

Real Estate Portfolio

International Portfolio

Institutional International Portfolio

Emerging Markets Portfolio

Commodity Portfolio

Fixed Income II Portfolio

			(101 (197 (18 1,247 2,653 (999 (8 641	) ) ) ) )	537 725 (1 (107 467 156 (3 117	) ) )
Swap Agreements
Interest Rate Exposure:	Net realized gains/(losses) on interest rate swap transactions, Change in unrealized appreciation/ depreciation on interest rate swap transactions	Institutional Value Portfolio Institutional Growth Portfolio	(199 (267	) )	(3 (4	) )

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2010, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at June 30, 2010, the Portfolios had entered into currency contracts which were entered into to settle trades from foreign currencies into U.S. Dollars. These transactions are included on Statement of Assets and Liabilities as Receivable from investments sold and Payable from investments purchased. The contract amount of the currency contracts outstanding as of June 30, 2010 and the month-end average contract amount for all currency contracts during the period ended June 30, 2010 are detailed in the table below:

Portfolio	Average Contract Amount (000’s)	Period End Currency Contract Amount (000’s)
Institutional Value Portfolio	$9,289	$17,285
Institutional Growth Portfolio	12,855	23,144
Real Estate Portfolio	140	8
International Portfolio	37,359	50,975
Institutional International Portfolio	58,568	87,590
Emerging Markets Portfolio	17,784	8,012
Commodity Portfolio	2,143	2,143
Fixed Income II Portfolio	7,791	11,900

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statements of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain/(loss) is recorded as “Net realized gains/(losses) from futures transactions” on the Statements of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the financial futures contracts outstanding at June 30, 2010 and the month-end average notional amount for the period ended June 30, 2010 are detailed in the tables below:

Portfolio	Average Notional Amount (000’s)	Period Ended Notional Amount (000’s)
Value Portfolio	$2,236	$760
Institutional Value Portfolio	105,082	125,860
Growth Portfolio	2,554	1,396
Institutional Growth Portfolio	141,135	161,866
Small Cap Portfolio	325	193
Institutional Small Cap Portfolio	400	506
Emerging Markets Portfolio	17,622	21,186
Fixed Income II Portfolio	92,679	128,381

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Options Contracts — Purchased Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

The Institutional Value Portfolio, Institutional Growth Portfolio and Fixed Income II Portfolio had the following transactions in purchased options during the year ended June 30, 2010.

Institutional Value Portfolio	Number of Contracts	Cost of Options Purchased (in thousands)
Options outstanding at June 30, 2009	5,665	$11
Options purchased	394	11
Options Expired	(5,943)	(19)
Options Closed	—	—

Options outstanding at June 30, 2010	116	$3

Institutional Growth Portfolio	Number of Contracts	Cost of Options Purchased (in thousands)
Options outstanding at June 30, 2009	8,686	$18
Options purchased	606	17
Options Expired	(9,133)	(31)
Options Closed	—	—

Options outstanding at June 30, 2010	159	$4

Fixed Income II Portfolio	Number of Contracts	Cost of Options Purchased (in thousands)
Options outstanding at June 30, 2009	—	$—
Options purchased	508	149
Options Expired	(380)	(128)
Options Closed	—	—

Options outstanding at June 30, 2010	128	$21

Options Contracts — Written Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from option transactions” on the Statements of Operations. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

The Institutional Value Portfolio, Institutional Growth Portfolio and Fixed Income II Portfolio had the following transactions in written call and put options during the year ended June 30, 2010:

Institutional Value Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(11)	$(13)
Options written	(5,004)	(539)
Options expired	3,249	421
Options closed	78	31

Options outstanding at June 30, 2010	(1,688)	$(100)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(15)	$(17)
Options written	(6,910)	(744)
Options expired	4,641	585
Options closed	44	40

Options outstanding at June 30, 2010	(2,240)	(136)

Fixed Income II Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(426)	$(455)
Options written	(120)	(130)
Options expired	220	271
Options closed	206	184

Options outstanding at June 30, 2010	(120)	$(130)

Swap Agreements — Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from a day to more than one-year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

The primary risks associated with the use of a swap are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The Portfolio will bear the counterparty risk, i.e. risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Portfolio of Investments. The Portfolios have engaged in limited swap activity. The notional amounts in the Portfolios of Investments are representative of typical volumes.

K.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the year ended June 30, 2010, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$73	0.04%
Institutional Capital, LLC	413	0.35%
AllianceBernstein L.P.	799	0.38%	(a)

	$1,285	0.25%

For the year ended June 30, 2010, the Institutional Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$37	0.04%
Institutional Capital, LLC	519	0.35%
AllianceBernstein L.P.	824	0.38%	(a)
Pacific Investment Management Company LLC	252	0.25%

	$1,632	0.29%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

For the year ended June 30, 2010, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Jennison Associates LLC	$719	0.25%	(b)
SSgA Funds Management, Inc.*	73	0.04%
Sustainable Growth Advisers	1,055	0.35%

	$1,847	0.24%

For the year ended June 30, 2010, the Institutional Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Jennison Associates LLC	$683	0.24%	(b)
SSgA Funds Management, Inc.*	19	0.04%
Sustainable Growth Advisers	1,009	0.35%
Pacific Investment Management Company LLC	347	0.25%

	$2,058	0.27%

For the year ended June 30, 2010, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Frontier Capital Management Company, LLC	$259	0.45%
Geewax & Partners, LLC	32	0.30%	(c)
Sterling Johnston Capital Management, L.P.	296	0.75%
IronBridge Capital Management LP	566	0.95%
Mellon Capital Management Corporation	66	0.30%	(l)
SSgA Funds Management, Inc.*	38	0.13%	(d)
Pzena Investment Management, LLC	49	1.00%	(m)

	$1,306	0.57%

For the year ended June 30, 2010, the Institutional Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Frontier Capital Management Company, LLC	$170	0.45%
Geewax & Partners, LLC	27	0.30%	(c)
Sterling Johnston Capital Management, L.P.	269	0.75%
IronBridge Capital Management LP	484	0.95%
Mellon Capital Management Corporation	73	0.30%	(l)
SSgA Funds Management, Inc.*	37	0.14%	(d)
Pzena Investment Management, LLC	77	1.00%	(m)

	$1,137	0.58%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

For the year ended June 30, 2010, the Real Estate Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Wellington Management Company, LLP	$1,014	0.68%	(e)

For the year ended June 30, 2010, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Artisan Partners Limited Partnership	$2,051	0.47%	(f)
Capital Guardian Trust Company.	1,598	0.35%	(g)
Causeway Capital Management LLC	2,155	0.45%

	$5,804	0.41%

For the period ended June 30, 2010, the Institutional International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Artisan Partners Limited Partnership	$994	0.47%	(f)
Capital Guardian Trust Company.	1,275	0.35%	(g)
Causeway Capital Management LLC	1,363	0.45%

	$3,632	0.41%

For the period ended June 30, 2010, the Emerging Markets Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$1,180	0.73%	(h)
Boston Company Asset Management, LLC	74	0.90%	(n)

	$1,254	0.74%

For the period ended June 30, 2010, the Commodity Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Wellington Management Company, LLP	$53	0.85%	(o)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

For the year ended June 30, 2010, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
Aberdeen Asset Management, Inc.	$836	0.20%	(i)

For the year ended June 30, 2010, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
BlackRock Financial Management, Inc.	$721	0.20%	(j)

For the year ended June 30, 2010, the Fixed Opportunity Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Seix Investment Advisors LLC	$1,572	0.42%	(k)

For the year ended June 30, 2010, the Short-Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
Breckinridge Capital Advisors, Inc.	$42	0.125%

For the year ended June 30, 2010, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Standish Mellon Asset Management Company LLC	$1,116	0.20%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of SSB, the custodian to the Trust.

(a)

AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which fee shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined hereafter). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio managed by AllianceBernstein; the average net assets of the Institutional Value Portfolio managed by AllianceBernstein; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein under the unified managed account program managed by the Trust’s primary adviser. Pursuant to a Fee Waiver

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

Agreement dated October 16, 2009, AllianceBernstein has contractually agreed to waive that portion of the fee to which it is entitled that exceeds 0.25% of the average daily net assets of the AllianceBernstein Combined Assets (on an annualized basis), for the period October 1, 2009 to December 31, 2010. The amounts waived are disclosed on the Statements of Operations.

(b)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million; and

— 0.20% on the balance

(c)	Geewax & Partners, LLC acted as a Specialist Manager of the Small Cap Portfolio and Institutional Small Cap Portfolio through September 18, 2009.

(d)	SSgA FM became a Specialist Manager of the Small Cap Portfolio and Institutional Small Cap Portfolio on September 29, 2009. SSgA FM receives a fee, which fee shall be payable monthly in arrears of 0.04% of the average daily net assets of the Portfolio, subject to a minimum annual fee of $50,000.

(e)	Wellington Management Company, LLP (“Wellington”) receives a fee, which fee shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the average net assets of the Real Estate Portfolio; and assets invested in the same investment strategy as the Portfolio that are managed by Wellington under the unified managed account program managed by the Trust’s primary adviser.

(f)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which fee shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million;

— 0.60% on assets from $50 million to $100 million; and

— 0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the average net assets of the International Portfolio managed by Artisan and the average net assets of the Institutional International Equity Portfolio managed by Artisan.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

(g)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance at the following annual rates. The minimum annual fee (based upon an account size of $50 million) is $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(h)	SSgA FM receives a fee, based on the average daily NAV of the Portfolio’s assets, which fee shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million. SSgA FM began serving as the Specialist Manager to the Portfolio on December 10, 2009, when the Portfolio commenced operations.

(i)	During the year, Aberdeen Asset Management, Inc. voluntarily waived and reimbursed a portion of its fees as disclosed on the Statement of Operations.

(j)	BlackRock Financial Management, Inc.’s fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

(k)	Seix Investment Advisors LLC (“Seix”) receives a fee, based on the average daily NAV of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The Agreement also provides that, to the extent assets of other clients of the Trust’s primary adviser (“Related Accounts”) are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

(l)	Mellon Capital Management Corporation acted as a Specialist Manager of the Small Cap Portfolio and Institutional Small Cap Portfolio through March 26, 2010.

(m)	Pzena Investment Management, LLC became a Specialist Manager for the Small Cap Portfolio and Institutional Small Cap Portfolio on April 12, 2010. Pzena is entitled to receive an annual fee rate of 1.00% on the average daily net assets of the account.

(n)

Boston Company Asset Management, LLC became a Specialist Manager for the Emerging Markets Portfolio on March 15, 2010. Boston Company Asset Management is entitled to receive an annual of 0.90% of the average

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

daily net assets of the first $50 million of the account; 0.85% of the average daily net assets on the next $50 million on the account; 0.70% of the average daily net assets on the next $100 million on account; and 0.60% of the average daily net assets on account over $200 million.

(o)	Wellington Management Company, LLP (“Wellington”) receives a fee, which fee shall be payable monthly in arrears at the annual rate of 0.85% of the average daily net assets of the Portfolio for the first 180 days of the Portfolio’s operations. Thereafter, Wellington is entitled to receive a fee at the annual rate of 0.85% so long as at least $50 million in assets are present in the account and 1.00% if less than $50 million in assets is present in the account.

During three different short periods during the fiscal year ended June 30, 2010, the management of certain assets of the Small Cap Portfolio and the Institutional Small Cap Portfolio transitioned from one Specialist Manager to another. Pursuant to a Transition Manager Agreement, State Street Bank & Co. served as the transition manager during these periods and did not receive any management fees from the portfolios for providing services.

Pursuant to a discretionary investment advisory agreement between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. The fees that the Adviser receives are listed as Management fees on the Statements of Operations. The Adviser makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. The Board has authorized the Trust’s officers to request an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of fifty-four one-thousandths of one percent (.054%) of the Trust’s Portfolios’ average daily net assets up to $6 billion; and five one-thousandths of one percent (.005%) of the Trust’s Portfolios’ average daily net assets in excess of $6 billion. As such, the Trust paid an aggregate amount of $3,260,405 to Citi for the year ended June 30, 2010.

Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Unified receives an annual fee of $10,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s CCO. For these services, Alaric was compensated $95,000 per year through December 31, 2009. Beginning January 1, 2010 Alaric is compensated $110,000 per year.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the year ended June 30, 2010, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$380,609	$492,212
Institutional Value Portfolio	755,074	525,952
Growth Portfolio	389,026	675,044
Institutional Growth Portfolio	786,791	566,496
Small Cap Portfolio	220,888	458,133
Institutional Small Cap Portfolio	291,626	361,337
Real Estate Portfolio	188,546	59,317
International Portfolio	974,451	1,958,314
Institutional International Portfolio	1,887,898	345,716
Emerging Markets Portfolio	465,518	126,766
Commodity Portfolio	120,394	3,040
Fixed Income Portfolio	1,471,982	1,440,657
Fixed Income II Portfolio	1,557,052	1,546,917
Fixed Opportunity Portfolio	518,258	446,904
Short-Term Municipal Portfolio	16,102	8,191
Intermediate Municipal Portfolio	258,043	198,856

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended June 30, 2010, were as follows (amounts in thousands):

	Purchases	Sales
Institutional Value Portfolio	$67,716	$110,885
Institutional Growth Portfolio	108,293	172,974
Fixed Income Portfolio	1,216,814	1,185,186
Fixed Income II Portfolio	1,425,778	1,434,692

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

A.    Unrealized Appreciation/Depreciation (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	433,530	39,381	(58,032)	(18,651)
Institutional Value Portfolio	728,403	27,766	(50,157)	(22,391)
Growth Portfolio	534,944	104,884	(47,943)	56,941
Institutional Growth Portfolio	889,334	54,300	(67,292)	(12,992)
Small Cap Portfolio	116,467	13,193	(15,904)	(2,711)
Institutional Small Cap Portfolio	166,971	12,048	(16,908)	(4,860)
Real Estate Portfolio	185,999	25,743	(3,920)	21,823
International Portfolio	855,364	144,961	(75,997)	68,964
Institutional International Portfolio	1,596,461	30,892	(200,410)	(169,518)
Emerging Markets Portfolio	358,409	9,841	(29,879)	(20,038)
Commodity Portfolio	128,014	271	(6,641)	(6,370)
Fixed Income Portfolio	422,156	17,716	(5,615)	12,101
Fixed Income II Portfolio	410,335	12,559	(4,182)	8,377
Fixed Opportunity Portfolio	362,032	16,492	(4,959)	11,533
Short-Term Municipal Portfolio	36,412	952	0	952
Intermediate Municipal Portfolio	560,492	15,838	(8,310)	7,528

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies and amortization/accretion.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2010 and 2009 were as follows (amounts in thousands):

	Distributions Paid From		Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2010	Ordinary Income	Net Long Term Gains
Value Portfolio	$9,150	$-	$9,150	$-	$9,150
Institutional Value Portfolio	9,051	-	9,051	-	9,051
Growth Portfolio	6,664	-	6,664	-	6,664
Institutional Growth Portfolio	5,926	-	5,926	-	5,926
Small Cap Portfolio	846	-	846	-	846
Institutional Small Cap Portfolio	716	-	716	-	716
Real Estate Portfolio	3,733	25	3,758	-	3,758
International Portfolio	20,524	-	20,524	-	20,524
Institutional International Portfolio	20,952	-	20,952	-	20,952
Emerging Markets Portfolio	61	-	61	-	61
Fixed Income Portfolio	18,165	-	18,165	-	18,165
Fixed Income II Portfolio	12,536	-	12,536	-	12,536
Fixed Opportunity Portfolio	31,005	-	31,005	-	31,005
Short-Term Municipal Portfolio	14	88	102	855	957
Intermediate Municipal Portfolio	846	-	846	20,113	20,959

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

	Distributions Paid From:		Total Taxable Distributions	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended June 30, 2009	Ordinary Income	Net Long Term Gains
Value Portfolio	$14,883	$5,968	$20,851	$—	$—	$20,851
Institutional Value Portfolio	8,918	—	8,918	—	—	8,918
Growth Portfolio	9,209	—	9,209	—	—	9,209
Institutional Growth Portfolio	4,848	—	4,848	—	—	4,848
Small Cap Portfolio	1,609	—	1,609	306	—	1,915
Institutional Small Cap Portfolio	1,037	—	1,037	22	—	1,059
Real Estate Portfolio	31	—	31	—	—	31
International Portfolio	28,580	53,940	82,520	890	—	83,410
Fixed Income Portfolio	16,401	—	16,401	—	—	16,401
Fixed Income II Portfolio	15,828	—	15,828	—	—	15,828
Fixed Opportunity Portfolio	15,215	—	15,215	—	—	15,215
Short-Term Municipal Portfolio	11	27	38	—	949	987
Intermediate Municipal Portfolio	2,620	—	2,620	—	19,930	22,550

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

C.    Components of Accumulated Earnings

As of June 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$449	$—	$449	$—	$(275,430)	$(18,651)	$(293,632)
Institutional Value Portfolio	1,148	—	1,148	—	(81,642)	(22,509)	(103,003)
Growth Portfolio	395	—	395	—	(279,568)	56,941	(222,232)
Institutional Growth Portfolio	1,108	—	1,108	—	(98,579)	(13,146)	(110,617)
Small Cap Portfolio	31	—	31	—	(85,419)	(2,711)	(88,099)
Institutional Small Cap Portfolio	130	—	130	—	(41,621)	(4,860)	(46,351)
Real Estate Portfolio	3,415	1,029	4,444	—	(15)	21,823	26,252
International Portfolio	2,883	—	2,883	—	(225,693)	68,949	(153,861)
Institutional International Portfolio	4,253	—	4,253	—	(15,023)	(169,553)	(180,323)
Emerging Markets Portfolio	1,273	—	1,273	—	(435)	(20,535)	(19,697)
Commodity Portfolio	—	—	—	—	—	(6,370)	(6,370)
Fixed Income Portfolio	1,647	—	1,647	(1,261)	(27,929)	12,101	(15,442)
Fixed Income II Portfolio	664	—	664	(394)	(429)	8,277	8,118
Fixed Income Opportunity Portfolio	1,988	—	1,988	—	(40,935)	11,533	(27,414)
Short-Term Municipal Portfolio	77	1	78	(70)	—	952	960
Intermediate Municipal Portfolio	2,107	—	2,107	(1,490)	(32,177)	7,528	(24,032)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — June 30, 2010

D.    Capital Loss Carryforwards

As of June 30, 2010, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

Fund	Amount (in thousands)	Expires
Value Portfolio	80,388	2017
Value Portfolio	187,590	2018
Institutional Value Portfolio	13,504	2017
Institutional Value Portfolio	68,138	2018
Growth Portfolio	45,682	2011
Growth Portfolio	5,749	2012
Growth Portfolio	112,453	2017
Growth Portfolio	115,684	2018
Institutional Growth Portfolio	11,196	2017
Institutional Growth Portfolio	79,787	2018
Small Cap Portfolio	42,991	2017
Small Cap Portfolio	42,428	2018
Institutional Small Cap Portfolio	6,494	2017
Institutional Small Cap Portfolio	27,400	2018
International Portfolio	87,406	2017
International Portfolio	138,287	2018
Institutional International Portfolio	15,023	2018
Emerging Markets Portfolio	435	2018
Fixed Income Portfolio	2,369	2015
Fixed Income Portfolio	4,445	2017
Fixed Income Portfolio	21,115	2018
Fixed Income II Portfolio	395	2018
Fixed Income Opportunity Portfolio	10,278	2011
Fixed Income Opportunity Portfolio	15,625	2012
Fixed Income Opportunity Portfolio	515	2015
Fixed Income Opportunity Portfolio	1,612	2016
Fixed Income Opportunity Portfolio	12,905	2017
Intermediate Municipal Portfolio	432	2013
Intermediate Municipal Portfolio	423	2014
Intermediate Municipal Portfolio	645	2015
Intermediate Municipal Portfolio	256	2016
Intermediate Municipal Portfolio	1,901	2017
Intermediate Municipal Portfolio	18,308	2018

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2010, the Fixed Income II Portfolio and Fixed Opportunity Portfolio utilized $3,250 and $2,108, respectively of net capital loss carryforwards.

E.    Post October Losses

Under current tax law, capital and currency losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Value Portfolio, Institutional Growth Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Fixed Income II Portfolio, and the Intermediate Municipal Portfolio had deferred post October capital and currency losses of $7,452, $7,596, $7,727, $15, $34 and $10,212, respectively.

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — June 30, 2010

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk like all mutual funds. Mutual fund shareholders run the risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issue may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

7.    SUBSEQUENT EVENTS.    Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2010, except stated below.

The Advisors Shares for the Value, Institutional Value, Growth, Institutional Growth, Small Cap, Institutional Small Cap, Real Estate, International, Institutional International, Emerging Markets, Commodity, Fixed Income, Fixed Income II, Fixed Opportunity, and Intermediate Municipal Portfolios commenced operations on July 6, 2010. The Intermediate Municipal II Portfolio Strategic Shares commenced operations on July 13, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of

HC Capital Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Equity Portfolio, Institutional Value Equity Portfolio, Growth Equity Portfolio, Institutional Growth Equity Portfolio, Small Capitalization Equity Portfolio, Institutional Small Capitalization Equity Portfolio, Real Estate Securities Portfolio, International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, Fixed Income Opportunity Portfolio, Short-Term Municipal Bond Portfolio, Intermediate Term Municipal Bond Portfolio and Commodity Related Securities Portfolio (sixteen portfolios constituting HC Capital Trust, hereafter referred to as the “Trust”) at June 30, 2010, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Columbus, Ohio

August 26, 2010

HC CAPITAL TRUST

Additional Information — June 30, 2010 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies related to portfolio securities during the year ended June 30, 2010, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, on or about August 31, 2010.

2.    SHAREHOLDER VOTES.    During the period ended June 30, 2010, the following actions were taken by the shareholders of certain of the Portfolios:

A special meeting of shareholders of The Fixed Income Opportunity Portfolio was held on January 25, 2010. At the January 25, 2010 meeting shareholders of The Fixed Income Opportunity Portfolio approved new portfolio management agreement with the Trust and Pacific Investment Management Company, LLC (“PIMCO”) the results of the January 25, 2010 meeting are presented below:

1.    Approval of a portfolio management agreement between the Trust, on behalf of The Fixed Income Opportunity Portfolio and PIMCO.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor	Abstaining from Proposal	% of Votes Abstaining
Fixed Income Opportunity Portfolio	57,482,713.616	50,130,325.45	87.20%	50,130,325.45	87.20%	0	0%

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

		Beginning Account Value, January 1, 2010	Ending Account Value, June 30, 2010	Expenses Paid During Period	Annualized Expense Ratio
Value Portfolio	Actual	$1,000.00	$933.90	$1.44[2]	0.30%
	Hypothetical[1]	$1,000.00	$1,023.31	$1.51[2]	0.30%
Institutional Value Portfolio	Actual	$1,000.00	$937.20	$1.63[2]	0.34%
	Hypothetical[1]	$1,000.00	$1,023.11	$1.71[2]	0.34%
Growth Portfolio	Actual	$1,000.00	$895.10	$1.60[2]	0.34%
	Hypothetical[1]	$1,000.00	$1,023.11	$1.71[2]	0.34%
Institutional Growth Portfolio	Actual	$1,000.00	$902.50	$1.79[2]	0.38%
	Hypothetical[1]	$1,000.00	$1,022.91	$1.91[2]	0.38%
Small Cap Portfolio	Actual	$1,000.00	$964.80	$3.80[2]	0.78%
	Hypothetical[1]	$1,000.00	$1,020.93	$3.91[2]	0.78%
Institutional Small Cap Portfolio	Actual	$1,000.00	$963.80	$3.60[2]	0.74%
	Hypothetical[1]	$1,000.00	$1,021.12	$3.71[2]	0.74%
Real Estate Portfolio	Actual	$1,000.00	$1,029.10	$4.02[2]	0.80%
	Hypothetical[1]	$1,000.00	$1,020.83	$4.01[2]	0.80%
International Portfolio	Actual	$1,000.00	$884.70	$2.66[2]	0.57%
	Hypothetical[1]	$1,000.00	$1,021.97	$2.86[2]	0.57%
Institutional International Portfolio	Actual	$1,000.00	$884.40	$2.76[2]	0.59%
	Hypothetical[1]	$1,000.00	$1,021.87	$2.96[2]	0.59%
Emerging Markets Portfolio	Actual	$1,000.00	$928.00	$4.92[2]	1.03%
	Hypothetical[1]	$1,000.00	$1,019.69	$5.16[2]	1.03%
Commodity Portfolio	Actual[3]	$1,000.00	$957.00	$0.63	1.06%
	Hypothetical[1,4]	$1,000.00	$1,019.54	$5.31	1.06%
Fixed Income Portfolio	Actual	$1,000.00	$1,071.10	$1.59[2]	0.31%
	Hypothetical[1]	$1,000.00	$1,023.26	$1.56[2]	0.31%
Fixed Income II Portfolio	Actual	$1,000.00	$1,058.90	$1.63[2]	0.32%
	Hypothetical[1]	$1,000.00	$1,023.21	$1.61[2]	0.32%
Fixed Opportunity Portfolio	Actual	$1,000.00	$1,033.40	$2.77[2]	0.55%
	Hypothetical[1]	$1,000.00	$1,022.07	$2.76[2]	0.55%
Short-Term Municipal Portfolio	Actual	$1,000.00	$1,012.10	$1.50[2]	0.30%
	Hypothetical[1]	$1,000.00	$1,023.31	$1.51[2]	0.30%
Intermediate Municipal Portfolio	Actual	$1,000.00	$1,034.60	$1.66[2]	0.33%
	Hypothetical[1]	$1,000.00	$1,023.16	$1.66[2]	0.33%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
[3]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from June 8, 2010 (date of commencement of operations) to June 30, 2010 divided by the number of days in the fiscal year.

[4]

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). Information shown reflects values using the expense ratios for the 22 days of operations during the period, and has been annualized to reflect values for the period January 1, 2010 to June 30, 2010.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended June 30, 2010, qualify for the corporate dividend received deduction for the following Portfolios:

Portfolio	Dividends Received Deduction
Value Portfolio	100.00%
Institutional Value Portfolio	87.65%
Growth Portfolio	100.00%
Institutional Growth Portfolio	96.13%
Small Cap Portfolio	100.00%
Institutional Small Cap Portfolio	100.00%
International Portfolio	0.80%
Institutional International Portfolio	0.96%

B.    Foreign Tax Pass through Credit. Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2010. These shareholders will receive more detailed information along with their 2010 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2010, are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
International Portfolio	$0.27	$0.02
Institutional International Portfolio	$0.16	$0.02
Emerging Markets Portfolio	$0.21	$0.01

C.    Qualified Dividends. For the fiscal year ended June 30, 2010, the following dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Portfolio	Dividends Paid
Value Portfolio	100.00%
Institutional Value Portfolio	96.28%
Growth Portfolio	100.00%
Institutional Growth Portfolio	99.15%
Small Cap Portfolio	100.00%
Institutional Small Cap Portfolio	100.00%
International Portfolio	100.00%
Institutional International Portfolio	92.56%
Emerging Markets Portfolio	100.00%

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2010 Form 1099-DIV.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

D.    Qualified Interest Income. For the fiscal year ended June 30, 2010, the following dividends paid by the Portfolios were designated as Qualified Interest Income as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Portfolio	Amount (in thousands)
Fixed Income Portfolio	$18,165
Fixed Income II Portfolio	12,215
Fixed Income Opportunity Portfolio	31,005

E.    Long Term Capital Gains. The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount (in thousands)
Real Estate Portfolio	$25
Short-Term Municipal Portfolio	88

F.    Short Term Capital Gains. The Portfolios declared short term distributions of realized gains as follows:

Portfolio	Amount (in thousands)
Real Estate Portfolio	$762
Short-Term Municipal Portfolio	13

G.    Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the fiscal year ended June 30, 2010, as follows:

Portfolio	Amount (in thousands)
Short-Term Municipal Portfolio	$786
Intermediate Municipal Portfolio	18,129

5.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Energy	13.2%
Materials	2.6%
Industrials	8.1%
Consumer Discretionary	12.2%
Consumer Staples	11.8%
Health Care	13.3%
Financials	23.0%
Information Technology	8.3%
Telecommunications Services	5.2%
Utilities	2.3%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Energy	13.9%
Materials	2.8%
Industrials	8.2%
Consumer Discretionary	13.1%
Consumer Staples	11.9%
Health Care	12.6%
Financials	21.8%
Information Technology	8.8%
Telecommunications Services	4.8%
Utilities	2.1%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Energy	7.3%
Materials	2.2%
Industrials	8.7%
Consumer Discretionary	16.5%
Consumer Staples	7.6%
Health Care	15.3%
Financials	5.1%
Information Technology	37.2%
Telecommunications Services	0.1%
Utilities	0.0%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Energy	6.5%
Materials	2.0%
Industrials	8.3%
Consumer Discretionary	17.1%
Consumer Staples	7.0%
Health Care	16.3%
Financials	5.5%
Information Technology	37.3%
Telecommunications Services	0.0%
Utilities	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

Small Cap Portfolio

Security Allocation	Percentage of Value
Energy	5.4%
Materials	5.2%
Industrials	17.7%
Consumer Discretionary	11.9%
Consumer Staples	1.7%
Health Care	12.4%
Financials	21.8%
Information Technology	19.6%
Telecommunications Services	1.0%
Utilities	3.3%

Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Energy	5.3%
Materials	5.1%
Industrials	17.6%
Consumer Discretionary	12.2%
Consumer Staples	1.7%
Health Care	12.1%
Financials	22.1%
Information Technology	19.5%
Telecommunications Services	0.9%
Utilities	3.5%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Multifamily	13.0%
Retail — Shopping Centers	15.5%
Retail — Malls	11.9%
Office	13.2%
Self-Storage Facilities	5.4%
Lodging	4.0%
Diversified	15.2%
Warehouse/Logistics	9.5%
Specialty Finance	3.0%
Healthcare Real Estate	4.5%
Other	4.8%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Energy	4.8%
Materials	11.5%
Industrials	16.5%
Consumer Discretionary	11.5%
Consumer Staples	9.6%
Health Care	9.2%
Financials	20.0%
Information Technology	8.3%
Telecommunications Services	6.1%
Utilities	2.5%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Energy	5.0%
Materials	11.5%
Industrials	16.2%
Consumer Discretionary	11.4%
Consumer Staples	9.6%
Health Care	8.9%
Financials	20.4%
Information Technology	8.2%
Telecommunications Services	6.2%
Utilities	2.6%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Energy	12.7%
Materials	14.0%
Industrials	6.3%
Consumer Discretionary	7.6%
Consumer Staples	7.1%
Health Care	0.8%
Financials	27.2%
Information Technology	11.0%
Telecommunications Services	10.0%
Utilities	3.3%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	71.5%
Metals & Minerals	28.5%
Paper & Forest Products	0.0%

Total	100.0%

Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	12.8%
Agency	0.5%
Mortgage	52.8%
Corporate	27.6%
Non-Dollar	0.0%
Taxable Municipal	2.5%
ABS	2.3%
Cash/Other	1.5%

Total	100.0%

Fixed Income II Portfolio

Security Allocation	Percentage of Value
Treasury	6.9%
Agency	3.6%
Mortgage	42.0%
Corporate	29.9%
Non-Dollar	0.3%
Taxable Municipal	3.1%
ABS	7.7%
Cash/Other	6.5%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Aerospace/Defense/Airlines	2.1%
Chemicals	2.9%
Consumer Products/Textiles	0.9%
Energy	12.8%
Financial	14.5%
Food/Drug/Restaurants	1.3%
Forest Products/Containers	2.1%
Gaming/Leisure	3.9%
Healthcare	5.4%
Housing/Building Materials	2.9%
Information Technology	4.7%
Manufacturing/Capital Goods	2.1%
Broadcasting	2.0%
Cable/Wireless Video	6.3%
Telecom ex wireless	7.1%
Wireless	3.4%
Diversified Media	3.3%
Metals/Minerals	1.7%
Retail	2.8%
Services/Environmental/Other	4.6%
Transportation	5.0%
Utilities	6.3%
Cash	1.9%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Cash & Equivalents	3.7%
University	5.6%
Escrowed to Maturity/Pre-Refunded	11.8%
General Obligation	30.6%
Hospital	5.3%
Toll Road	0.0%
Lease Rev	8.6%
Water/Sewer Rev	3.4%
Corporate	0.0%
Moral Obligation	0.0%
Sales tax revenue	4.6%
Special Assessment	0.0%
Other Rev	10.0%
Transportation	7.4%
Utilities	9.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Special Tax	17.2%
General Obligation	14.8%
Water/Sewer	9.4%
Power	9.2%
Education	7.1%
Airport	6.4%
Escrowed to Maturity/Pre-Refunded	5.8%
Hospital	4.8%
Housing	4.2%
Lease Revenue	4.2%
Other Revenue	3.5%
Tolls	2.4%
Bond Bank	1.9%
Tobacco	1.9%
Industrial Development	1.6%
Transportation	1.5%
Cash & Equivalents	1.5%
Retirement	1.0%
Taxable Bonds	0.9%
Human Services	0.7%
LIBOR Floaters	0.0%
Waste Services	0.0%
Pre-paid Gas	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

7.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

As of the date of this report, the Trust offered sixteen portfolios (“Portfolios”). All but six of the Portfolios are currently managed by two or more investment advisory organizations (each, a “Specialist Manager”)1. In addition to these sixteen Portfolios, the Trust has organized four new portfolios, The Intermediate Term Municipal Bond II Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio.

During the six-month period covered by this report, the Trust’s Board approved the continuation of the Investment Advisory Agreements (“HC Contracts”) between the Trust and the Adviser relating to each of the portfolios of the Trust. In addition, the Board approved the continuation of portfolio management agreements (“Continuing Agreements”) with nineteen of the Trust’s Specialist Managers2 and approved new portfolio management agreements (“New Agreements”) with Specialist Managers for three portfolios that were organized during the period, but had not yet commenced operations as of the date of this report.3

HC Contracts.    In connection with its review of the nature and quality of the services provided by the Adviser, the Board considered the Adviser’s role in the selection and monitoring of the Specialist Managers and its commitment to the Trust, as evidenced by its success in controlling the Trust’s costs. The Board also considered the service of officers and directors of the Adviser as the Trust’s chief executive and chief financial officers, the investment performance of the Trust’s several portfolios relative to their respective benchmarks and the Trust’s primary function as a vehicle through which the Adviser implements certain asset allocation strategies for its clients and those of certain financial intermediaries that have contracted with it. The Board concluded that: the overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser; the overall quality of the services provided by the Adviser was consistent with the expectations of the Trust’s shareholders; and continuation of the HC Contracts was merited. In reviewing the advisory fee payable under the HC Contracts and concluding that such fee schedule is reasonable, the Board was informed with respect to: advisory fees paid by a peer group, the structure of the Adviser’s fee schedule (including breakpoints applicable to the value of client assets invested in the Trust) and the firm’s overall revenues and financial position.

[1]	See Note 5 for details.
[2]

Continuing Agreements reviewed for continuation by the Board during the period include portfolio management agreements with each of: Alliance Bernstein, L.P. (The Value and Institutional Value Equity Portfolios); Institutional Capital, LLC (The Value and Institutional Value Equity Portfolios); Jennison Associates, LLC (The Growth and Institutional Growth Equity Portfolios); Sustainable Growth Advisers (The Growth and Institutional Growth Equity Portfolios); SSgA Funds Management, Inc. (The Emerging Markets, Value, Institutional Value, Growth and Institutional Growth Equity Portfolios); Pacific Investment Management Company, LLC (The Institutional Value and Institutional Growth Equity, Commodity Related Securities and Fixed Income Opportunity Portfolios); Frontier Capital Management Company, LLC (The Small Capitalization and Institutional Small Capitalization Equity Portfolios); IronBridge Capital Management, L.P. (The Small Capitalization and Institutional Small Capitalization Equity Portfolios); Mellon Capital Management Corporation (The Small Capitalization and Institutional Small Capitalization Equity Portfolios); Sterling Johnston Capital Management, L.P. (The Small Capitalization and Institutional Small Capitalization Equity Portfolios); Wellington Management Company, LLP (The Real Estate Securities Portfolio); Artisan Partners Limited Partnership (The International and Institutional International Equity Portfolios); Capital Guardian Trust Company (The International and Institutional International Equity Portfolios); Causeway Capital Management, LLC (The International and Institutional International Equity Portfolios); Breckinridge Capital Advisors, Inc. (The Short-Term Municipal Bond Portfolio); Aberdeen Asset Management, Inc. (The Fixed Income Portfolio); Seix Investment Advisors, LLC The Fixed Income Opportunity Portfolio); Seix Investment Advisors, LLC (The Fixed Income Opportunity Portfolio); Standish Mellon Asset Management Company, LLC (The Intermediate Term Municipal Bond Portfolio) and BlackRock Financial Management, Inc. (The Fixed Income II Portfolio).

[3]

New Agreements reviewed for initial approval by the Board during the period include portfolio management agreements with each of: Mellon Capital Management Corporation (The U.S. Government Fixed Income Securities Portfolio); Seix Investment Advisors, Inc. (The U.S. Corporate Fixed Income Securities Portfolio); and BlackRock Financial Management, Inc. (The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio)

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

Continuing Agreements.    In approving the Continuing Agreements referenced above, the Board concluded that the terms and conditions of the relevant agreements were in the best interests of the Trust and consistent with the expectations of the Trust’s shareholders based on the specific circumstances of the Trust and its Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements certain asset allocation strategies on behalf of its investment advisory clients; that shares of the Trust are generally available only to such clients or clients of financial intermediaries that have contracted with the Adviser; and that the Adviser recommended that the Continuing Agreements be approved by the Board. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds managed by other investment advisers (“peer funds”). While the Board found such comparisons to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust.

In approving the continuation of these Continuing Agreements, the Board had before it information to the effect that the Specialist Managers are responsible only for day-to-day investment decisions, do not participate in the administration or distribution of shares of the Portfolios and receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios. The Board reviewed the services provided by the Specialist Managers, their relative performance, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) in the case of multi-manager Portfolios, the contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was fair and reasonable and in the best interest of shareholders.

The Board also determined that the rate at which each of the Specialist Managers that serve these Portfolios is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services to the Portfolios, the profitability of such managers and/or fees charged by such managers to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including, in several cases, negotiated fee reductions, waivers and scheduled breakpoints designed to recognize economies of scale in appropriate cases.

New Agreements.    In approving the engagement of the Specialist Managers for The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio and the terms and conditions of the New Agreements, the Board determined that such approvals were in the best interests of the Trust and consistent with the expectations of the Trust’s shareholders. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds (“peer funds”) managed by other investment advisers; the Adviser’s recommendations with respect to each of the Specialist Managers; and information relating to the anticipated profitability and revenues of the Specialist Managers and related factors. While the Board found this information to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust, including the fact that the Trust’s Portfolios are designed to serve as vehicles for executing selected investment strategies and that all of the Trust’s shareholders are clients of the Adviser or clients of financial intermediaries that have contracted with the Adviser.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

Additionally, in approving the New Agreements, the Board had before it information to the effect that the Specialist Managers would be responsible only for day-to-day investment decisions, would not participate in the administration or distribution of shares of the Portfolios and would receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios. The Board reviewed the services expected to be provided by the Specialist Managers, the performance achieved by the Specialist Managers in accounts following similar strategies to those that would be used with respect to the Portfolios, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that approval of the respective agreements was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the anticipated nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to the success and future ability of the respective Portfolios to capture the desired asset class. Based on the foregoing, the Board concluded that the approval of such contracts was fair and reasonable and in the best interest of shareholders.

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

Trustees and Officers of HC Capital Trust

GOVERNANCE.    The Trust’s Board of Trustees (“Board”) currently consists of six members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are senior officers of the Adviser and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”

OFFICERS AND AFFILIATED TRUSTEES.    The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustee***
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 63	Trustee and President	Indefinite; Since 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal of Hirtle Callaghan Holdings, Inc. He continues to serve on that company’s Board of Managing Members.	20	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 48	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	Mr. Zion is currently the Chief Operating Officer, Secretary and Principal of the Adviser. He has been with that company for more than the past five years.	20	None

HC CAPITAL TRUST

Additional Information (continued) — June 30, 2010 (Unaudited)

Name, Address, and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee**
Joseph D. McDermott Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 40	Chief Compliance Officer	Indefinite; Since 1/1/09	Mr. McDermott has been a Director at Alaric since December 2007. Prior to that he was a Chief Compliance Officer of First Trust Portfolios L.P. and First Trust Advisors L.P. from July 2006 through November 2007 and Chief Compliance Officer of Driehaus Capital Management LLC, Driehaus Securities LLC and The Driehaus Mutual Funds from January 2004 through April 2006.	20	NA

Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 30	Secretary	Indefinite; Since 12/10/09	Ms. Schantz has been an Assistant Vice President with Citi Fund Services Ohio, Inc. since January 2008. Prior to that she was an Assistant Vice President at Bank of America Corporation from September 2006 to January 2008 and Assistant Counsel at BISYS Fund Services Ohio, Inc. from October 2005 to September 2006.	20	NA

*	Mr. Callaghan and Mr. Zion may be deemed to be an “interested person,” of the Adviser as that term is defined by the Investment Company Act, as a result of their past or present positions with the Adviser or its affiliates.
**	Number of Portfolios in Fund Complex overseen includes The Intermediate Term Municipal Bond II Portfolio, The U.S. Mortgage Asset Backed Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, and The U.S. Government Fixed Income Securities Portfolio which have not yet commenced operations as of June 30, 2010.
***	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST

Additional Information (concluded) — June 30, 2010 (Unaudited)

INDEPENDENT TRUSTEES.    The following table sets forth certain information about the Independent Trustees.

Name, Address, and Age	Position(s) Held With Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen*	Other Directorships Held by Trustee**
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 66	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director with ING Clarion Real Estate Securities, LLC, a registered investment adviser and an indirect, wholly owned subsidiary of ING Group.	20	ING Clarion Real Estate Income Fund; Old Mutual Advisors Funds I & II

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 71	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	20	Atlas Pipeline Holdings, LP

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 64	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	20	None

Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 71	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Secretary and Treasurer of The Wortham Foundation and has been a Trustee for more than the past five years.	20	Oncor Electric Delivery Company LLC

*	Number of Portfolios in Fund Complex overseen includes The Intermediate Term Municipal Bond II Portfolio, The U.S. Mortgage Asset Backed Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio, and The U.S. Government Fixed Income Securities Portfolio which have not yet commenced operations as of June 30, 2010.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

Committees of the Board of Trustees. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. To obtain a copy of the SAI, without charge, call 1-800-242-9596.

HC CAPITAL TRUST

Trustees

DONALD E. CALLAGHAN*

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square—18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator	Independent Registered Public Accounting Firm
Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 41 South High Street Suite 2500 Columbus, Ohio 43215

Distributor	Custodian
Unified Financial Securities, Inc. 2960 North Meridian Street Suite 300 Indianapolis, Indiana 46208-4715	State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, Massachusetts 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/10

Item 2.	Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the board effective July1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4.	Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2010 and June 30, 2009 the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table below.

(a) Audit Fees,

2009	$250,000
2010	$297,250

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(b) Audit-Related Fees,

2009	$13,000
2010	$16,250

2009 – Fees of $13,000 relate to the consent of N-1A filing.

2010 – Fees of $16,250 relate to the consent of N-1A filing.

(c) Tax Fees,

2009	$53,105
2010	$61,275

For the fiscal year ended June 30, 2010, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $61,275. Such tax services included the review of income and excise tax returns for the Registrant. For the fiscal year ended June 30, 2009, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $53,105. Such tax services included the review of income and excise tax returns for the Registrant.

(d) All Other Fees,

2009	$0
2010	$0

(e)(1) – Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the HC Capital Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) – None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(i)(c) of Regulation S-X.

(f) Not applicable.

(g) – For the fiscal years ended June 30, 2010 and June 30, 2009 the Aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0 respectively.

(h) Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b) (1) Not applicable.

(b) (2) Not applicable.

(b) (3) Not applicable.

(b) (4) Not applicable.

(b) (5) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act 17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)*	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date: 8/20/10.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date: 8/24/10.

By (Signature and Title)*	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date: 8/20/10.

*	Print the name and title of each signing officer under his or her signature.